VALIC Company I Aggressive Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.4%
Domestic Equity Investment Companies — 61.3%
VALIC Company I Small Cap Growth Fund	2,589,348	$ 41,481,349
VALIC Company I Small Cap Value Fund	3,141,786	38,706,805
VALIC Company I Stock Index Fund	3,667,984	200,932,160
VALIC Company I Systematic Growth Fund	4,327,018	79,573,869
VALIC Company I Systematic Value Fund	4,617,207	63,255,732
Total Domestic Equity Investment Companies (cost $371,828,164)		423,949,915
International Equity Investment Companies — 20.0%
VALIC Company I Emerging Economies Fund	1,155,033	6,976,397
VALIC Company I International Equities Index Fund	16,027,401	131,584,966
Total International Equity Investment Companies (cost $112,045,058)		138,561,363
Domestic Fixed Income Investment Companies — 18.1%
VALIC Company I Core Bond Fund (cost $127,686,747)	12,676,294	124,861,501
Total Long-Term Investment Securities (cost $611,559,969)		687,372,779
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(2) (cost $4,176,791)	4,176,791	$ 4,176,791
TOTAL INVESTMENTS (cost $615,736,760)	100.0%	691,549,570
Other assets less liabilities	(0.0)	(125,589)
NET ASSETS	100.0%	$691,423,981
#	The VALIC Company I Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of February 29, 2024.

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$687,372,779	$—	$—	$687,372,779
Short-Term Investments	4,176,791	—	—	4,176,791
Total Investments at Value	$691,549,570	$—	$—	$691,549,570
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 62.1%
Aerospace/Defense — 1.7%
Howmet Aerospace, Inc.	11,702	$ 778,768
Northrop Grumman Corp.	3,763	1,734,818
		2,513,586
Banks — 3.4%
Morgan Stanley	14,403	1,239,234
US Bancorp	31,723	1,331,097
Wells Fargo & Co.	42,184	2,345,009
		4,915,340
Biotechnology — 2.1%
Biogen, Inc.†	1,913	415,102
Regeneron Pharmaceuticals, Inc.†	1,843	1,780,504
Vertex Pharmaceuticals, Inc.†	2,147	903,328
		3,098,934
Building Materials — 1.7%
Carrier Global Corp.	1,929	107,214
Trane Technologies PLC	3,967	1,118,575
Vulcan Materials Co.	4,782	1,271,294
		2,497,083
Chemicals — 0.7%
PPG Industries, Inc.	7,208	1,020,653
Commercial Services — 0.4%
FleetCor Technologies, Inc.†	1,973	551,000
Computers — 4.5%
Accenture PLC, Class A	3,329	1,247,643
Apple, Inc.	25,071	4,531,583
Seagate Technology Holdings PLC	9,055	842,568
		6,621,794
Diversified Financial Services — 3.5%
American Express Co.	8,173	1,793,320
Ameriprise Financial, Inc.	3,597	1,465,274
Mastercard, Inc., Class A	4,025	1,910,909
		5,169,503
Electric — 1.8%
NextEra Energy, Inc.	20,725	1,143,813
PG&E Corp.	86,746	1,447,790
		2,591,603
Electrical Components & Equipment — 1.4%
Eaton Corp. PLC	7,178	2,074,442
Food — 0.9%
Mondelez International, Inc., Class A	17,698	1,293,193
Healthcare-Products — 2.3%
Danaher Corp.	4,271	1,081,161
Medtronic PLC	10,820	901,955
Stryker Corp.	4,144	1,446,546
		3,429,662
Healthcare-Services — 1.6%
UnitedHealth Group, Inc.	4,755	2,347,068
Insurance — 1.2%
Progressive Corp.	4,062	769,993
Travelers Cos., Inc.	4,330	956,757
		1,726,750
Security Description	Shares or Principal Amount	Value

Internet — 7.1%
Alphabet, Inc., Class A†	16,696	$ 2,311,728
Amazon.com, Inc.†	27,571	4,873,450
Meta Platforms, Inc., Class A	6,523	3,197,118
		10,382,296
Lodging — 0.6%
Marriott International, Inc., Class A	3,481	869,797
Machinery-Diversified — 1.3%
Deere & Co.	5,404	1,972,730
Oil & Gas — 1.7%
ConocoPhillips	10,243	1,152,747
Exxon Mobil Corp.	13,318	1,391,998
		2,544,745
Oil & Gas Services — 1.0%
Baker Hughes Co.	50,400	1,491,336
Pharmaceuticals — 3.0%
AbbVie, Inc.	13,937	2,453,609
Bristol-Myers Squibb Co.	22,981	1,166,286
Eli Lilly & Co.	1,134	854,673
		4,474,568
REITS — 1.2%
Prologis, Inc.	13,365	1,781,154
Retail — 3.9%
AutoZone, Inc.†	302	907,818
Lowe's Cos., Inc.	7,779	1,872,172
McDonald's Corp.	7,023	2,052,682
TJX Cos., Inc.	8,693	861,824
		5,694,496
Semiconductors — 6.0%
Analog Devices, Inc.	3,749	719,133
ASML Holding NV	632	601,462
NVIDIA Corp.	6,310	4,991,967
NXP Semiconductors NV	9,778	2,441,860
		8,754,422
Software — 7.4%
Intuit, Inc.	1,168	774,255
Microsoft Corp.	21,209	8,772,891
Oracle Corp.	11,206	1,251,486
		10,798,632
Transportation — 1.7%
CSX Corp.	48,633	1,845,136
Norfolk Southern Corp.	2,292	580,747
		2,425,883
Total Common Stocks (cost $72,790,006)		91,040,670
CORPORATE BONDS & NOTES — 11.1%
Aerospace/Defense — 0.3%
Boeing Co.
2.20%, 02/04/2026	$ 5,000	4,691
2.70%, 02/01/2027	270,000	251,446
3.45%, 11/01/2028	19,000	17,549
L3Harris Technologies, Inc.
5.40%, 07/31/2033	28,000	28,020
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	54,063

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
RTX Corp.
2.25%, 07/01/2030	$ 86,000	$ 72,785
5.15%, 02/27/2033	23,000	22,774
		451,328
Agriculture — 0.1%
Altria Group, Inc.
2.45%, 02/04/2032	50,000	40,044
BAT Capital Corp.
2.26%, 03/25/2028	113,000	99,996
3.73%, 09/25/2040	38,000	27,637
4.39%, 08/15/2037	20,000	16,402
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	26,000	22,110
		206,189
Airlines — 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	54,451	49,472
3.95%, 01/11/2032	89,960	82,427
Delta Air Lines Pass-Through Trust
2.50%, 12/10/2029	72,477	64,638
JetBlue Pass-Through Trust
7.75%, 05/15/2030	35,723	36,509
United Airlines Pass-Through Trust
3.10%, 04/07/2030	24,075	21,374
3.50%, 11/01/2029	35,687	33,056
3.65%, 04/07/2027 to 07/07/2027	79,236	75,551
3.70%, 09/01/2031	34,180	30,631
		393,658
Auto Manufacturers — 0.3%
General Motors Co.
6.80%, 10/01/2027	100,000	104,420
General Motors Financial Co., Inc.
3.80%, 04/07/2025	30,000	29,439
Hyundai Capital America
2.38%, 10/15/2027*	120,000	108,609
2.65%, 02/10/2025*	37,000	35,966
3.00%, 02/10/2027*	200,000	187,662
		466,096
Banks — 3.0%
ABN AMRO Bank NV
6.58%, 10/13/2026*	200,000	201,903
Banco Santander SA
5.59%, 08/08/2028	200,000	201,773
Bank of America Corp.
2.55%, 02/04/2028	25,000	23,136
2.57%, 10/20/2032	40,000	32,784
2.68%, 06/19/2041	144,000	100,266
2.97%, 02/04/2033	30,000	25,197
3.71%, 04/24/2028	149,000	142,057
4.38%, 04/27/2028	45,000	43,748
5.08%, 01/20/2027	34,000	33,785
5.20%, 04/25/2029	50,000	49,729
5.29%, 04/25/2034	50,000	49,292
5.82%, 09/15/2029	40,000	40,763
Bank of Montreal
5.72%, 09/25/2028	40,000	41,005
Bank of New York Mellon Corp.
6.32%, 10/25/2029	30,000	31,454
6.47%, 10/25/2034	30,000	32,543
Security Description	Shares or Principal Amount	Value

Banks (continued)
Bank of Nova Scotia
4.85%, 02/01/2030	$ 40,000	$ 39,468
Banque Federative du Credit Mutuel SA
5.90%, 07/13/2026*	200,000	202,605
BNP Paribas SA
5.18%, 01/09/2030*	200,000	198,128
Citigroup, Inc.
2.52%, 11/03/2032	15,000	12,175
3.06%, 01/25/2033	21,000	17,633
3.88%, 01/24/2039	67,000	56,383
Deutsche Bank AG
2.55%, 01/07/2028	150,000	136,773
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	200,000	202,201
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	25,000	22,886
2.38%, 07/21/2032	15,000	12,207
2.64%, 02/24/2028	37,000	34,267
4.25%, 10/21/2025	440,000	432,206
6.48%, 10/24/2029	40,000	41,910
HSBC Holdings PLC
6.10%, 01/14/2042#	95,000	104,133
KeyCorp
2.25%, 04/06/2027	140,000	125,052
Macquarie Group, Ltd.
2.87%, 01/14/2033*	100,000	82,284
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029	130,000	122,788
Mizuho Financial Group, Inc.
5.74%, 05/27/2031#	250,000	254,960
Morgan Stanley
3.95%, 04/23/2027	150,000	144,387
4.46%, 04/22/2039	110,000	98,806
5.16%, 04/20/2029	50,000	49,714
NatWest Markets PLC
1.60%, 09/29/2026*	200,000	182,156
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	37,000	35,579
Santander Holdings USA, Inc.
6.17%, 01/09/2030	40,000	39,896
Santander UK Group Holdings PLC
2.47%, 01/11/2028	200,000	182,078
Societe Generale SA
4.25%, 04/14/2025*	200,000	195,669
Toronto-Dominion Bank
5.52%, 07/17/2028	20,000	20,336
5.53%, 07/17/2026	55,000	55,480
Truist Financial Corp.
5.12%, 01/26/2034	20,000	18,971
5.71%, 01/24/2035	17,000	16,831
6.05%, 06/08/2027	20,000	20,202
7.16%, 10/30/2029	30,000	31,751
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	50,955
4.61%, 04/25/2053	80,000	69,744
5.20%, 01/23/2030	15,000	14,871
5.50%, 01/23/2035	25,000	24,835
Westpac Banking Corp.
3.13%, 11/18/2041	25,000	17,307
		4,417,062

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages — 0.0%
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	$ 73,000	$ 65,954
Biotechnology — 0.2%
Amgen, Inc.
3.15%, 02/21/2040	68,000	51,015
5.25%, 03/02/2033	40,000	39,891
Gilead Sciences, Inc.
2.60%, 10/01/2040	143,000	99,835
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	56,000	45,300
		236,041
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	57,000	49,399
Masco Corp.
2.00%, 10/01/2030	57,000	46,396
		95,795
Chemicals — 0.1%
LYB International Finance III LLC
1.25%, 10/01/2025	138,000	128,951
RPM International, Inc.
2.95%, 01/15/2032	37,000	31,249
		160,200
Commercial Services — 0.2%
Element Fleet Management Corp.
6.32%, 12/04/2028*	30,000	30,769
ERAC USA Finance LLC
5.00%, 02/15/2029*	40,000	39,749
5.20%, 10/30/2034*	20,000	19,838
Global Payments, Inc.
3.20%, 08/15/2029	27,000	24,046
Triton Container International, Ltd.
2.05%, 04/15/2026*	100,000	91,659
Verisk Analytics, Inc.
5.75%, 04/01/2033	25,000	25,815
		231,876
Computers — 0.3%
Apple, Inc.
4.85%, 05/10/2053#	95,000	92,864
CGI, Inc.
2.30%, 09/14/2031	42,000	33,558
Dell International LLC/EMC Corp.
6.20%, 07/15/2030	141,000	147,558
Leidos, Inc.
2.30%, 02/15/2031	141,000	115,567
		389,547
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	138,359
3.00%, 10/29/2028	150,000	134,785
6.10%, 01/15/2027	150,000	151,874
Air Lease Corp.
1.88%, 08/15/2026	6,000	5,510
3.38%, 07/01/2025	129,000	125,304
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	78,000	69,048
2.88%, 02/15/2025*	24,000	23,293
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
4.25%, 04/15/2026*	$ 47,000	$ 45,319
5.50%, 01/15/2026*	154,000	152,407
5.75%, 03/01/2029*	27,000	26,610
Capital One Financial Corp.
3.80%, 01/31/2028	94,000	88,903
Nasdaq, Inc.
5.55%, 02/15/2034	15,000	15,101
		976,513
Electric — 1.4%
Constellation Energy Generation LLC
3.25%, 06/01/2025	299,000	290,413
5.80%, 03/01/2033	30,000	30,663
Consumers 2023 Securitization Funding LLC
5.21%, 09/01/2031	108,000	109,233
Duke Energy Corp.
6.10%, 09/15/2053	30,000	31,128
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	35,806
Edison International
5.75%, 06/15/2027	17,000	17,158
Emera US Finance LP
4.75%, 06/15/2046	174,000	142,435
Evergy, Inc.
2.90%, 09/15/2029	151,000	133,781
Fells Point Funding Trust
3.05%, 01/31/2027*	100,000	93,570
Jersey Central Power & Light Co.
4.30%, 01/15/2026*	65,000	63,444
MidAmerican Energy Co.
5.85%, 09/15/2054	20,000	21,058
New England Power Co.
2.81%, 10/06/2050*	58,000	35,794
NextEra Energy Capital Holdings, Inc.
5.55%, 03/15/2054	60,000	58,141
5.75%, 09/01/2025	60,000	60,320
NRG Energy, Inc.
2.00%, 12/02/2025*	47,000	44,035
2.45%, 12/02/2027*	308,000	275,089
Pacific Gas & Electric Co.
4.30%, 03/15/2045	10,000	7,807
5.80%, 05/15/2034	60,000	59,937
6.40%, 06/15/2033	50,000	51,986
PG&E Recovery Funding LLC
5.54%, 07/15/2049	30,000	30,426
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	20,000	18,616
5.10%, 06/01/2054	30,000	29,481
Public Service Co. of Oklahoma
5.25%, 01/15/2033	40,000	39,670
SCE Recovery Funding LLC
4.70%, 06/15/2042	24,094	23,400
Sigeco Securitization I LLC
5.03%, 11/15/2038	24,000	23,761
Southern California Edison Co.
1.20%, 02/01/2026	112,000	103,861
Southern Co.
5.70%, 03/15/2034	50,000	50,934
Union Electric Co.
3.90%, 04/01/2052	27,000	21,017
WEC Energy Group, Inc.
1.38%, 10/15/2027	140,000	123,153
		2,026,117

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics — 0.0%
Honeywell International, Inc.
5.25%, 03/01/2054	$ 30,000	$ 29,939
Food — 0.3%
J.M. Smucker Co.
6.20%, 11/15/2033#	15,000	15,855
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/2034*	50,000	51,500
Kellanova
5.25%, 03/01/2033	29,000	28,809
Kraft Heinz Foods Co.
4.38%, 06/01/2046	19,000	15,741
4.63%, 10/01/2039	40,000	36,124
Smithfield Foods, Inc.
3.00%, 10/15/2030*	122,000	100,444
Sysco Corp.
2.40%, 02/15/2030	122,000	104,937
Tyson Foods, Inc.
3.55%, 06/02/2027	44,000	41,702
5.70%, 03/15/2034	30,000	29,961
		425,073
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/2052	35,000	22,394
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	141,000	114,546
Southern California Gas Co.
6.35%, 11/15/2052	25,000	27,497
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	20,000	20,492
		184,929
Healthcare-Products — 0.0%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	40,000	32,681
Healthcare-Services — 0.2%
Elevance Health, Inc.
2.25%, 05/15/2030	57,000	48,394
HCA, Inc.
3.50%, 07/15/2051	7,000	4,730
5.25%, 06/15/2026	158,000	157,038
5.50%, 06/15/2047	10,000	9,311
MedStar Health, Inc.
3.63%, 08/15/2049	46,000	34,781
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	16,021
UnitedHealth Group, Inc.
5.88%, 02/15/2053	20,000	21,396
		291,671
Home Builders — 0.0%
Lennar Corp.
5.00%, 06/15/2027	50,000	49,586
Insurance — 0.2%
Athene Global Funding
2.75%, 06/25/2024*	56,000	55,418
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	25,000	19,833
Brown & Brown, Inc.
2.38%, 03/15/2031	56,000	45,848
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Empower Finance 2020 LP
3.08%, 09/17/2051*	$ 68,000	$ 45,304
F&G Global Funding
1.75%, 06/30/2026*	25,000	22,571
Mutual of Omaha Cos. Global Funding
5.45%, 12/12/2028*	50,000	50,455
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	51,938
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	25,000	21,713
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	40,570
		353,650
Internet — 0.1%
Amazon.com, Inc.
3.95%, 04/13/2052	50,000	41,331
Meta Platforms, Inc.
5.60%, 05/15/2053	35,000	36,237
		77,568
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	56,000	49,682
Machinery-Diversified — 0.1%
Otis Worldwide Corp.
3.11%, 02/15/2040	67,000	51,136
5.25%, 08/16/2028	40,000	40,305
		91,441
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	100,000	80,812
3.50%, 06/01/2041	35,000	23,170
Comcast Corp.
3.25%, 11/01/2039	154,000	118,102
5.35%, 05/15/2053	100,000	97,452
Discovery Communications LLC
3.63%, 05/15/2030	94,000	82,623
		402,159
Mining — 0.1%
BHP Billiton Finance USA, Ltd.
5.25%, 09/08/2030	50,000	50,396
Glencore Funding LLC
2.50%, 09/01/2030*#	75,000	63,485
		113,881
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	26,101
Oil & Gas — 0.2%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	145,000	92,254
4.81%, 02/13/2033	40,000	39,023
Coterra Energy, Inc.
3.90%, 05/15/2027	46,000	44,239
Exxon Mobil Corp.
3.00%, 08/16/2039	86,000	66,315
TotalEnergies Capital International SA
2.99%, 06/29/2041	58,000	43,035
		284,866

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	$ 33,000	$ 30,166
Pharmaceuticals — 0.4%
AbbVie, Inc.
3.20%, 11/21/2029	47,000	43,002
5.05%, 03/15/2034	50,000	50,249
Astrazeneca Finance LLC
5.00%, 02/26/2034	40,000	40,134
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	48,000	41,817
5.55%, 02/22/2054	15,000	15,178
5.65%, 02/22/2064	25,000	25,229
Cencora, Inc.
5.13%, 02/15/2034	80,000	78,529
CVS Health Corp.
2.70%, 08/21/2040	94,000	64,272
Merck & Co., Inc.
5.00%, 05/17/2053	25,000	24,229
5.15%, 05/17/2063	20,000	19,516
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	55,000	53,801
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	159,000	153,463
Zoetis, Inc.
5.60%, 11/16/2032	41,000	42,358
		651,777
Pipelines — 0.5%
Enbridge, Inc.
5.70%, 03/08/2033	30,000	30,339
Energy Transfer LP
3.90%, 07/15/2026	78,000	75,505
4.40%, 03/15/2027	50,000	48,728
6.00%, 02/01/2029*	20,000	20,055
Enterprise Products Operating LLC
4.45%, 02/15/2043	50,000	43,663
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	25,000	20,327
4.32%, 12/30/2039*	15,000	10,843
Gray Oak Pipeline LLC
2.60%, 10/15/2025*	139,000	132,238
3.45%, 10/15/2027*	41,000	38,196
Kinder Morgan, Inc.
5.00%, 02/01/2029	115,000	113,992
MPLX LP
2.65%, 08/15/2030	69,000	58,748
NGPL PipeCo LLC
3.25%, 07/15/2031*	25,000	21,332
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	65,000	64,910
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	37,000	34,626
		713,502
REITS — 0.7%
American Tower Corp.
1.50%, 01/31/2028	47,000	40,808
2.95%, 01/15/2051	57,000	36,177
3.10%, 06/15/2050	88,000	57,583
Brixmor Operating Partnership LP
2.25%, 04/01/2028	30,000	26,543
2.50%, 08/16/2031#	15,000	12,214
Security Description	Shares or Principal Amount	Value

REITS (continued)
Corporate Office Properties LP
2.75%, 04/15/2031	$ 36,000	$ 29,057
Crown Castle, Inc.
5.80%, 03/01/2034	20,000	20,270
CubeSmart LP
2.00%, 02/15/2031	85,000	68,190
Equinix, Inc.
2.90%, 11/18/2026	85,000	80,024
Extra Space Storage LP
2.40%, 10/15/2031	35,000	28,271
5.90%, 01/15/2031	40,000	40,964
Healthcare Realty Holdings LP
2.00%, 03/15/2031	56,000	43,898
Healthpeak OP LLC
2.13%, 12/01/2028	38,000	33,045
2.88%, 01/15/2031	56,000	47,661
Mid-America Apartments LP
3.60%, 06/01/2027	19,000	18,154
Physicians Realty LP
2.63%, 11/01/2031	15,000	12,212
Realty Income Corp.
4.85%, 03/15/2030	40,000	39,201
Sabra Health Care LP
3.20%, 12/01/2031	25,000	20,270
Safehold GL Holdings LLC
2.85%, 01/15/2032	46,000	36,992
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/2026*	140,000	135,336
UDR, Inc.
2.10%, 08/01/2032	57,000	44,070
WP Carey, Inc.
2.40%, 02/01/2031	141,000	116,048
		986,988
Retail — 0.1%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	35,000	26,515
3.63%, 05/13/2051*	35,000	25,522
Home Depot, Inc.
3.63%, 04/15/2052	25,000	18,885
Starbucks Corp.
4.80%, 02/15/2033	50,000	49,311
4.90%, 02/15/2031	20,000	19,758
		139,991
Semiconductors — 0.2%
Analog Devices, Inc.
2.80%, 10/01/2041	26,000	18,488
Broadcom, Inc.
3.19%, 11/15/2036*	10,000	7,840
Intel Corp.
5.63%, 02/10/2043	3,000	3,047
5.70%, 02/10/2053	28,000	28,383
KLA Corp.
3.30%, 03/01/2050	105,000	75,859
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	40,000	33,108
3.25%, 05/11/2041	40,000	29,443
QUALCOMM, Inc.
4.50%, 05/20/2052	20,000	17,709
Texas Instruments, Inc.
5.05%, 05/18/2063	78,000	74,578
		288,455

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software — 0.3%
Oracle Corp.
3.80%, 11/15/2037	$ 70,000	$ 57,646
4.90%, 02/06/2033	40,000	38,678
5.55%, 02/06/2053	30,000	28,660
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	23,192
Take-Two Interactive Software, Inc.
3.70%, 04/14/2027	52,000	49,723
VMware LLC
1.40%, 08/15/2026	47,000	42,724
VMware, Inc.
4.70%, 05/15/2030	94,000	90,445
Workday, Inc.
3.50%, 04/01/2027	35,000	33,351
		364,419
Telecommunications — 0.3%
AT&T, Inc.
2.75%, 06/01/2031	205,000	174,700
3.55%, 09/15/2055	30,000	20,437
Cisco Systems, Inc.
5.05%, 02/26/2034	20,000	20,132
Rogers Communications, Inc.
4.55%, 03/15/2052	20,000	16,505
Sprint Capital Corp.
6.88%, 11/15/2028	15,000	15,956
Sprint LLC
7.63%, 03/01/2026	11,000	11,365
T-Mobile USA, Inc.
5.05%, 07/15/2033	50,000	48,903
5.15%, 04/15/2034	21,000	20,678
Verizon Communications, Inc.
2.65%, 11/20/2040	57,000	39,299
3.15%, 03/22/2030	151,000	135,024
		502,999
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	47,000	43,073
Transportation — 0.0%
Canadian Pacific Railway Co.
4.70%, 05/01/2048	22,000	19,357
Total Corporate Bonds & Notes (cost $18,669,162)		16,270,330
ASSET BACKED SECURITIES — 4.4%
Auto Loan Receivables — 1.2%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	135,000	135,099
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D 6.03%, 11/15/2029	85,000	84,982
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	125,000	124,514
CPS Auto Receivables Trust
Series 2021-B, Class C 1.23%, 03/15/2027*	5,056	5,047
Series 2022-C, Class B 4.88%, 04/15/2030*	120,000	119,386
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B 6.71%, 02/15/2034*	$ 100,000	$ 100,824
DT Auto Owner Trust
Series 2019-4A, Class D 2.85%, 07/15/2025*	6,154	6,143
Series 2022-2A, Class D 5.46%, 03/15/2028*	55,000	54,178
Series 2023-1A, Class C 5.55%, 10/16/2028*	110,000	109,442
Series 2023-2A, Class D 6.62%, 02/15/2029*	60,000	60,082
Exeter Automobile Receivables Trust
Series 2022-4A, Class D 5.98%, 12/15/2028	120,000	119,636
Series 2022-5A, Class C 6.51%, 12/15/2027	75,000	75,438
Series 2023-5A, Class C 6.85%, 01/16/2029	65,000	66,717
FHF Trust
Series 2021-1A, Class A 1.27%, 03/15/2027*	11,482	11,210
Series 2023-1A, Class A2 6.57%, 06/15/2028*	81,578	81,963
LAD Auto Receivables Trust
Series 2023-4A, Class C 6.76%, 03/15/2029*	125,000	127,538
Lendbuzz Securitization Trust
Series 2021-1A, Class A 1.46%, 06/15/2026*	26,355	25,606
Santander Drive Auto Receivables Trust
Series 2023-1, Class C 5.09%, 05/15/2030	70,000	69,096
Series 2023-6, Class C 6.40%, 03/17/2031	150,000	153,955
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C 5.51%, 01/20/2032*	160,000	160,009
Westlake Automobile Receivables Trust
Series 2023-4A, Class C 6.64%, 11/15/2028*	120,000	122,094
		1,812,959
Credit Card Receivables — 0.1%
World Financial Network Credit Card Master Trust
Series 2023-A, Class A 5.02%, 03/15/2030	110,000	109,280
Other Asset Backed Securities — 3.1%
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	30,232	27,610
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.94%, 08/15/2046*	95,000	85,855
AMSR Trust
Series 2020-SFR4, Class E2 2.46%, 11/17/2037*	100,000	93,135
Series 2020-SFR3, Class E2 2.76%, 09/17/2037*	100,000	94,102
Series 2020-SFR2, Class E2 4.28%, 07/17/2037*	145,000	140,007
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	55,252	51,691

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2021-1A, Class B 2.92%, 04/15/2036*	$ 83,952	$ 77,939
Series 2020-1A, Class A 2.98%, 11/15/2035*	31,913	30,936
Series 2022-1A, Class A 4.46%, 06/15/2037*	75,555	72,987
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	175,000	158,781
Diamond Resorts Owner Trust
Series 2021-1A, Class A 1.51%, 11/21/2033*	52,019	48,681
Series 2021-1A, Class C 2.70%, 11/21/2033*	28,610	27,191
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	45,255	41,480
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	155,000	138,036
Series 2022-SFR1, Class E1 5.00%, 05/19/2039*	100,000	96,123
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(1)	100,000	87,015
Foundation Finance Trust
Series 2023-2A, Class A 6.53%, 06/15/2049*	113,533	115,062
FRTKL
Series 2021-SFR1, Class A 1.57%, 09/17/2038*	205,000	185,839
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	125,032	113,069
Series 2021-3, Class D 3.00%, 01/17/2041*	91,662	79,019
Mariner Finance Issuance Trust
Series 2021-AA, Class A 1.86%, 03/20/2036*	130,000	119,063
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	75,511	69,094
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A 2.98%, 03/25/2026*	60,221	56,396
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	95,512	89,626
Octane Receivables Trust
Series 2021-1A, Class A 0.93%, 03/22/2027*	10,202	10,070
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	42,519	40,771
Series 2021-A, Class B 1.76%, 03/08/2028*	104,172	99,894
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	255,000	241,110
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A 1.22%, 01/16/2029*	38,517	37,517
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Pagaya AI Technology in Housing Trust
Series 2023-1, Class C 3.60%, 10/25/2040*	$ 125,000	$ 108,976
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(1)	101,052	98,640
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL1, Class A1 2.24%, 09/27/2060*(2)	106,551	104,691
Progress Residential Trust
Series 2021-SFR2, Class D 2.20%, 04/19/2038*	267,000	244,972
Series 2020-SFR1, Class E 3.03%, 04/17/2037*	115,000	110,328
Series 2024-SFR1, Class D 3.75%, 02/17/2041*	155,000	138,436
Regional Management Issuance Trust
Series 2021-1, Class A 1.68%, 03/17/2031*	125,000	121,084
Republic Finance Issuance Trust
Series 2021-A, Class A 2.30%, 12/22/2031*	189,000	179,655
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	100,000	102,656
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B 1.80%, 09/20/2038*	26,047	24,401
Series 2022-2A, Class C 6.36%, 06/20/2040*	73,270	72,589
Upstart Pass-Through Trust
Series 2021-ST2, Class A 2.50%, 04/20/2027*	15,508	15,110
VCAT LLC
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(2)	37,013	36,582
VOLT XCII LLC
Series 2021-NPL1, Class A1 4.89%, 02/27/2051*(2)	48,633	47,441
VOLT XCIII LLC
Series 2021-NPL2, Class A1 4.89%, 02/27/2051*(2)	155,411	150,780
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(2)	129,264	126,326
VOLT XCV LLC
Series 2021-NPL4, Class A1 5.24%, 03/27/2051*(2)	79,567	77,881
VOLT XCVI LLC
Series 2021-NPL5, Class A1 5.12%, 03/27/2051*(2)	90,119	88,165
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(2)	113,240	110,887
		4,487,699
Total Asset Backed Securities (cost $6,599,953)		6,409,938
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
Commercial and Residential — 0.6%
ACRE Commercial Mtg., Ltd. FRS
Series 2021-FL4, Class A 6.26%, (1 ML+0.94%), 12/18/2037*	11,143	11,114

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2021-FL4, Class AS 6.53%, (1 ML+1.21%), 12/18/2037*	$ 110,000	$ 109,549
Ajax Mtg. Loan Trust
Series 2021-B, Class A 2.24%, 06/25/2066*(2)	85,466	83,305
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	95,000	88,096
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	117,318	100,909
CSMC Trust VRS
Series 2021-RPL1, Class A1 4.04%, 09/27/2060*(1)	107,648	104,007
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 4.89%, 10/25/2066*(2)	77,504	76,518
PRPM LLC VRS
Series 2021-2, Class A1 2.12%, 03/25/2026*(1)	120,577	119,145
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	110,000	90,182
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	213,418	179,708
		962,533
U.S. Government Agency — 2.4%
Federal Agricultural Mtg. Trust VRS
Series 2021-1, Class A 2.18%, 01/25/2051*(1)	171,297	137,570
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.59%, 10/25/2027*(1)	65,000	58,043
Series 2016-K58, Class B 3.74%, 09/25/2049*(1)	260,000	248,444
Series 2016-K56, Class B 3.95%, 06/25/2049*(1)	50,000	48,188
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2021-MN2, Class M1 7.12%, (SOFR30A+1.80%), 07/25/2041*	94,545	89,466
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K727, Class X1 0.64%, 07/25/2024(1)(3)	7,658,459	8,436
Series K-150, Class A2 3.71%, 09/25/2032(1)	120,000	111,064
Federal Home Loan Mtg. Corp. REMIC
Series 3910, Class CU 4.00%, 03/15/2041	30,753	29,410
Federal Home Loan Mtg. Corp. SCRT
Series 2022-1, Class MTU 3.25%, 11/25/2061	47,159	40,389
Series 2018-1, Class M60C 3.50%, 05/25/2057	98,309	89,592
Series 2019-1, Class MT 3.50%, 07/25/2058	46,463	41,014
Series 2019-3, Class MB 3.50%, 10/25/2058	121,864	98,964
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2018-2, Class M55D 4.00%, 11/25/2057	$ 168,501	$ 156,649
Series 2018-4, Class M55D 4.00%, 03/25/2058	135,612	127,016
Series 2019-2, Class M55D 4.00%, 08/25/2058	146,532	136,118
Series 2019-3, Class M55D 4.00%, 10/25/2058	137,009	126,726
Series 2019-4, Class M55D 4.00%, 02/25/2059	50,259	46,649
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(1)	138,286	128,263
Federal Home Loan Mtg. Corp. STRIPS
2.00%, 09/15/2047	84,505	72,626
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 8.02%, (SOFR30A+2.70%), 07/25/2043*	90,000	92,815
Series 2023-01, Class M7 9.32%, (SOFR30A+4.00%), 11/25/2053*	104,872	106,849
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	77,333	77,500
Series 2002-T4, Class A1 6.50%, 12/25/2041	8,626	8,762
Federal National Mtg. Assoc. REMIC
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	18,212	17,698
Series 2018-72, Class VB 3.50%, 10/25/2031	155,772	148,301
Series 2019-7, Class CA 3.50%, 11/25/2057	195,893	183,557
Series 2024-M2, Class A2 3.75%, 08/25/2033	195,000	179,466
Series 2017-35, Class VA 4.00%, 07/25/2028	69,970	68,190
Series 2002-W3, Class A4 6.50%, 11/25/2041	80,335	80,829
Series 2002-W8, Class A1 6.50%, 06/25/2042	40,668	41,928
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M1S, Class A2 2.08%, 04/25/2032(1)	225,000	184,649
Series 2022-M2S, Class A1 3.75%, 05/25/2032(1)	116,425	111,196
Series 2023-M8, Class A2 4.47%, 03/25/2033(1)	110,000	107,860
Government National Mtg. Assoc. REMIC
Series 2020-123, Class LB 1.00%, 08/20/2050	176,068	142,175
Government National Mtg. Assoc. REMIC VRS
Series 2021-H14, Class YD 7.70%, 06/20/2071(1)	128,793	113,628
		3,460,030
Total Collateralized Mortgage Obligations (cost $4,809,902)		4,422,563
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.4%
U.S. Government — 8.0%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	2,132,000	1,307,099
1.38%, 11/15/2040 to 08/15/2050	1,759,000	1,002,650

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
1.63%, 11/15/2050	$ 800,000	$ 449,281
1.88%, 02/15/2051 to 11/15/2051	696,000	415,582
2.25%, 02/15/2052	803,000	525,275
2.38%, 02/15/2042	405,000	297,612
3.00%, 08/15/2052	315,000	243,522
3.13%, 02/15/2043	225,000	184,658
3.38%, 08/15/2042	265,000	226,637
3.88%, 05/15/2043	50,000	45,723
United States Treasury Bonds STRIPS
Zero Coupon, 05/15/2027#	310,000	269,266
Zero Coupon, 11/15/2027 to 05/15/2041	1,350,000	967,271
United States Treasury Notes
0.75%, 01/31/2028	640,000	558,100
1.00%, 07/31/2028	750,000	651,328
1.25%, 05/31/2028	1,114,000	982,713
1.63%, 05/15/2031	805,000	674,534
1.88%, 02/15/2032#	615,000	516,432
2.75%, 08/15/2032#	880,000	785,641
2.88%, 04/30/2029	276,000	258,243
3.13%, 08/31/2029#	879,000	829,556
3.38%, 05/15/2033	315,000	293,861
3.88%, 08/15/2033	290,000	281,345
		11,766,329
U.S. Government Agency — 9.4%
Federal Home Loan Mtg. Corp.
1.80%, 11/01/2028	210,000	183,510
2.50%, 07/01/2050 to 02/01/2051	345,058	284,610
3.00%, 11/01/2050 to 01/01/2052	314,342	270,003
3.45%, 08/01/2032	244,271	222,164
3.50%, 05/01/2042 to 01/01/2050	183,161	166,550
3.80%, 10/01/2034	100,000	91,084
4.00%, 01/01/2052	58,005	53,419
4.50%, 05/01/2052	51,955	50,157
6.00%, 02/01/2054	185,000	186,352
Federal National Mtg. Assoc.
1.38%, 01/01/2031	300,000	241,874
1.56%, 12/01/2030	244,083	202,388
1.93%, 06/01/2035	101,683	79,501
1.95%, 10/01/2029	400,000	341,637
2.50%, 05/01/2051 to 01/01/2052	630,153	523,450
2.70%, 07/01/2026	147,291	139,611
2.97%, 08/01/2026	160,000	152,635
3.00%, 05/01/2050 to 02/01/2052	611,527	526,541
3.10%, 10/01/2032	139,000	123,357
3.14%, 07/01/2032	85,000	74,924
3.15%, 09/01/2033	105,000	91,633
3.30%, 07/01/2032	234,000	209,744
3.41%, 03/01/2033	107,000	95,697
3.45%, 08/01/2033	139,296	125,192
3.50%, 02/01/2052 to 11/01/2059	210,260	188,777
3.68%, 01/01/2032	160,000	147,954
3.77%, 12/01/2025	35,112	34,317
3.81%, 10/01/2032	140,000	130,152
3.97%, 01/01/2029	210,000	202,602
4.00%, 06/01/2049 to 08/01/2059	928,500	867,355
4.05%, 07/01/2032	100,000	94,929
4.12%, 11/01/2032	155,000	147,646
4.18%, 11/01/2030	35,012	33,453
4.31%, 10/01/2032	240,000	231,185
4.32%, 02/01/2034	110,000	105,792
4.34%, 01/01/2029	54,072	52,937
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
4.41%, 01/01/2033	$ 165,000	$ 159,789
4.45%, 12/01/2032	155,000	151,200
4.50%, 05/01/2052	136,736	132,177
4.74%, 04/01/2031	129,299	128,652
4.76%, 01/01/2030	378,000	377,427
4.83%, 12/01/2029	221,000	221,439
4.93%, 10/01/2032	113,000	113,740
4.97%, 09/01/2029	200,000	200,999
5.00%, 06/01/2053	128,204	124,363
5.07%, 03/01/2028	67,034	67,448
5.35%, 11/01/2027	248,095	252,077
6.00%, 06/01/2052	58,937	59,668
Government National Mtg. Assoc.
2.50%, 12/20/2050	191,603	158,808
3.00%, 02/20/2051 to 07/20/2051	1,916,332	1,691,429
3.50%, 01/20/2051 to 02/20/2052	1,990,049	1,800,386
4.00%, 05/20/2038 to 08/20/2052	386,260	363,088
4.50%, 12/20/2031 to 05/20/2052	133,997	129,605
5.00%, 02/20/2052 to 08/20/2052	365,828	357,260
5.50%, 06/20/2063	124,515	122,839
6.00%, 09/20/2053 to 06/20/2063	256,454	256,799
Government National Mtg. Corp.
6.50%, 11/20/2053	159,304	165,021
		13,707,346
Total U.S. Government & Agency Obligations (cost $29,251,914)		25,473,675
MUNICIPAL SECURITIES — 0.0%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041 (cost $30,000)	30,000	30,420
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	44,000	44
Total Long-Term Investment Securities (cost $132,150,937)		143,647,640
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(4)(5) (cost $356,863)	356,863	356,863

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 02/29/2024, to be repurchased 03/01/2024 in the amount of $2,515,614 and collateralized by $2,585,700 of United States Treasury Notes, bearing interest at 3.88% due 11/30/2027 and having an approximate value of $2,565,867 (cost $2,515,503)	$2,515,503	$ 2,515,503
TOTAL INVESTMENTS (cost $135,023,303)	99.9%	146,520,006
Other assets less liabilities	0.1	115,662
NET ASSETS	100.0%	$146,635,668
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At February 29, 2024, the aggregate value of these securities was $10,929,803 representing 7.5% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of February 29, 2024.
(3)	Interest Only
(4)	The rate shown is the 7-day yield as of February 29, 2024.
(5)	At February 29, 2024, the Fund had loaned securities with a total value of $2,768,820. This was secured by collateral of $356,863, which was received in cash and subsequently invested in short-term investments currently valued at $356,863 as reported in the Portfolio of Investments. Additional collateral of $2,531,737 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
Federal Home Loan Mtg. Corp.	1.50% to 6.50%	07/25/2033 to 08/25/2056	$320,056
Federal National Mtg. Assoc.	1.75% to 6.32%	01/25/2027 to 03/25/2060	187,316
Government National Mtg. Assoc.	1.50% to 6.32%	01/20/2035 to 05/16/2065	1,732,364
United States Treasury Bills	0.00%	04/04/2024 to 05/28/2024	8,404
United States Treasury Notes/Bonds	0.00% to 5.56%	03/15/2024 to 02/15/2054	283,597
1 ML—1 Month USD LIBOR
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at February 29, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$91,040,670	$—	$—	$91,040,670
Corporate Bonds & Notes	—	16,270,330	—	16,270,330
Asset Backed Securities	—	6,409,938	—	6,409,938
Collateralized Mortgage Obligations	—	4,422,563	—	4,422,563
U.S. Government & Agency Obligations	—	25,473,675	—	25,473,675
Municipal Securities	—	30,420	—	30,420
Escrows and Litigation Trusts	—	44	—	44
Short-Term Investments	356,863	—	—	356,863
Repurchase Agreements	—	2,515,503	—	2,515,503
Total Investments at Value	$91,397,533	$55,122,473	$—	$146,520,006
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.8%
Apparel — 1.1%
Deckers Outdoor Corp.†	1,718	$ 1,538,624
Auto Manufacturers — 1.0%
Tesla, Inc.†	7,185	1,450,508
Beverages — 2.9%
Celsius Holdings, Inc.†	10,748	877,252
Monster Beverage Corp.†	34,605	2,045,155
PepsiCo, Inc.	7,118	1,176,890
		4,099,297
Biotechnology — 3.4%
Exelixis, Inc.†	42,367	927,837
Incyte Corp.†	18,493	1,079,252
Vertex Pharmaceuticals, Inc.†	6,650	2,797,921
		4,805,010
Commercial Services — 2.8%
FleetCor Technologies, Inc.†	5,267	1,470,915
PayPal Holdings, Inc.†	24,947	1,505,302
WillScot Mobile Mini Holdings Corp.†	20,533	980,451
		3,956,668
Computers — 8.0%
Apple, Inc.	54,312	9,816,894
Crowdstrike Holdings, Inc., Class A†	4,980	1,614,267
		11,431,161
Distribution/Wholesale — 0.8%
Ferguson PLC	5,145	1,087,910
Diversified Financial Services — 4.7%
Charles Schwab Corp.	23,575	1,574,338
Mastercard, Inc., Class A	10,684	5,072,336
		6,646,674
Electrical Components & Equipment — 0.6%
Acuity Brands, Inc.	3,152	791,908
Electronics — 0.5%
Hubbell, Inc.	1,908	726,318
Engineering & Construction — 0.6%
EMCOR Group, Inc.	2,934	919,868
Environmental Control — 1.1%
Waste Management, Inc.	7,652	1,573,634
Food — 0.3%
Sysco Corp.	4,954	401,125
Healthcare-Products — 0.5%
Stryker Corp.	1,951	681,036
Healthcare-Services — 2.4%
UnitedHealth Group, Inc.	7,050	3,479,880
Internet — 18.8%
Alphabet, Inc., Class A†	9,308	1,288,786
Alphabet, Inc., Class C†	36,007	5,033,058
Amazon.com, Inc.†	37,029	6,545,246
Booking Holdings, Inc.†	591	2,050,079
DoorDash, Inc., Class A†	6,878	856,792
Expedia Group, Inc.†	10,887	1,489,559
F5, Inc.†	4,573	856,157
Lyft, Inc., Class A†	50,867	807,768
Security Description	Shares or Principal Amount	Value

Internet (continued)
Meta Platforms, Inc., Class A	13,379	$ 6,557,449
Pinterest, Inc., Class A†	36,498	1,339,477
		26,824,371
Miscellaneous Manufacturing — 1.4%
Axon Enterprise, Inc.†	4,128	1,268,823
ITT, Inc.	5,814	733,378
		2,002,201
Oil & Gas — 0.5%
EOG Resources, Inc.	6,810	779,473
Pharmaceuticals — 6.4%
Cigna Group	5,991	2,013,815
Dexcom, Inc.†	13,096	1,506,957
Eli Lilly & Co.	4,944	3,726,194
McKesson Corp.	1,417	738,838
Neurocrine Biosciences, Inc.†	8,624	1,124,569
		9,110,373
REITS — 0.5%
Equinix, Inc.	762	677,281
Retail — 4.1%
AutoZone, Inc.†	682	2,050,106
Domino's Pizza, Inc.	3,490	1,564,742
Lululemon Athletica, Inc.†	2,391	1,116,812
TJX Cos., Inc.	7,237	717,476
Ulta Beauty, Inc.†	774	424,585
		5,873,721
Semiconductors — 14.2%
Advanced Micro Devices, Inc.†	19,971	3,845,016
Broadcom, Inc.	2,859	3,718,101
NVIDIA Corp.	11,989	9,484,738
QUALCOMM, Inc.	20,425	3,222,861
		20,270,716
Software — 19.4%
Adobe, Inc.†	5,963	3,340,950
Autodesk, Inc.†	3,453	891,461
Datadog, Inc., Class A†	7,094	932,577
DoubleVerify Holdings, Inc.†	20,773	641,678
Dynatrace, Inc.†	25,468	1,261,939
Electronic Arts, Inc.	9,632	1,343,471
HubSpot, Inc.†	1,854	1,147,274
Microsoft Corp.	28,061	11,607,152
Salesforce, Inc.†	2,680	827,638
ServiceNow, Inc.†	3,673	2,833,132
Smartsheet, Inc., Class A†	7,975	336,625
Workday, Inc., Class A†	8,353	2,461,295
		27,625,192
Telecommunications — 0.8%
Arista Networks, Inc.†	4,113	1,141,522
Total Long-Term Investment Securities (cost $104,663,778)		137,894,471

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 6.2%
Unaffiliated Investment Companies — 6.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(1) (cost $8,762,894)	8,762,894	$ 8,762,894
TOTAL INVESTMENTS (cost $113,426,672)	103.0%	146,657,365
Other assets less liabilities	(3.0)	(4,222,885)
NET ASSETS	100.0%	$142,434,480
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 29, 2024.
The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$137,894,471	$—	$—	$137,894,471
Short-Term Investments	8,762,894	—	—	8,762,894
Total Investments at Value	$146,657,365	$—	$—	$146,657,365
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Conservative Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.4%
Domestic Fixed Income Investment Companies — 57.8%
VALIC Company I Core Bond Fund (cost $185,544,974)	17,617,295	$173,530,359
Domestic Equity Investment Companies — 31.4%
VALIC Company I Small Cap Growth Fund	555,676	8,901,930
VALIC Company I Small Cap Value Fund	663,591	8,175,447
VALIC Company I Stock Index Fund	793,206	43,451,803
VALIC Company I Systematic Growth Fund	1,100,908	20,245,693
VALIC Company I Systematic Value Fund	984,623	13,489,343
Total Domestic Equity Investment Companies (cost $80,200,441)		94,264,216
International Equity Investment Companies — 10.2%
VALIC Company I Emerging Economies Fund	519,223	3,136,108
VALIC Company I International Equities Index Fund	3,335,894	27,387,684
Total International Equity Investment Companies (cost $25,621,906)		30,523,792
Total Long-Term Investment Securities (cost $291,367,321)		298,318,367
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(2) (cost $2,210,925)	2,210,925	$ 2,210,924
TOTAL INVESTMENTS (cost $293,578,246)	100.1%	300,529,291
Other assets less liabilities	(0.1)	(217,635)
NET ASSETS	100.0%	$300,311,656
#	The VALIC Company I Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of February 29, 2024.

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$298,318,367	$—	$—	$298,318,367
Short-Term Investments	2,210,924	—	—	2,210,924
Total Investments at Value	$300,529,291	$—	$—	$300,529,291
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 39.9%
Aerospace/Defense — 0.5%
Boeing Co.
3.38%, 06/15/2046	$ 1,167,000	$ 792,209
5.15%, 05/01/2030	1,359,000	1,336,259
5.93%, 05/01/2060	1,394,000	1,334,599
L3Harris Technologies, Inc.
5.40%, 07/31/2033	2,033,000	2,034,438
Lockheed Martin Corp.
2.80%, 06/15/2050	15,000	9,918
4.45%, 05/15/2028	1,467,000	1,446,129
Northrop Grumman Corp.
4.95%, 03/15/2053	874,000	807,745
5.20%, 06/01/2054	1,119,000	1,073,342
Raytheon Technologies Corp.
5.38%, 02/27/2053	1,706,000	1,654,861
Rolls-Royce PLC
5.75%, 10/15/2027*	500,000	497,548
RTX Corp.
6.40%, 03/15/2054	1,014,000	1,122,499
		12,109,547
Airlines — 0.2%
Air Canada
3.88%, 08/15/2026*	430,000	407,233
American Airlines, Inc.
7.25%, 02/15/2028*#	720,000	725,992
8.50%, 05/15/2029*	270,000	283,840
British Airways Pass Through Trust
2.90%, 09/15/2036*	1,584,280	1,371,798
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd.
5.75%, 01/20/2026*	1,090,228	1,028,903
United Airlines, Inc.
4.63%, 04/15/2029*	1,125,000	1,037,706
		4,855,472
Auto Manufacturers — 0.9%
Cummins, Inc.
4.90%, 02/20/2029	570,000	567,563
5.45%, 02/20/2054	484,000	486,654
Daimler Truck Finance North America LLC
5.13%, 01/19/2028*	947,000	946,007
5.20%, 01/17/2025*	1,060,000	1,056,834
Daimler Trucks Finance North America LLC
2.50%, 12/14/2031*	444,000	364,078
Ford Motor Co.
3.25%, 02/12/2032	450,000	369,026
4.75%, 01/15/2043	1,945,000	1,573,538
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	2,607,000	2,304,986
5.11%, 05/03/2029	402,000	387,394
5.80%, 03/05/2027	586,000	584,865
7.35%, 03/06/2030	335,000	355,101
General Motors Financial Co., Inc.
2.70%, 06/10/2031	1,184,000	976,025
2.75%, 06/20/2025	1,446,000	1,395,349
5.75%, 02/08/2031	587,000	585,295
5.80%, 01/07/2029	3,635,000	3,679,221
5.85%, 04/06/2030#	1,649,000	1,670,775
Hyundai Capital America
5.80%, 06/26/2025*	971,000	974,646
6.50%, 01/16/2029*	960,000	1,004,675
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Mercedes-Benz Finance North America LLC
5.38%, 11/26/2025*	$ 2,047,000	$ 2,051,799
Volkswagen Group of America Finance LLC
6.45%, 11/16/2030*#	1,132,000	1,195,784
		22,529,615
Banks — 9.4%
ABQ Finance, Ltd.
1.88%, 09/08/2025	1,370,000	1,291,006
Banco de Credito del Peru S.A.
2.70%, 01/11/2025	1,350,000	1,312,644
Banco Santander SA
5.59%, 08/08/2028	4,200,000	4,237,226
6.92%, 08/08/2033	1,200,000	1,246,095
6.94%, 11/07/2033	1,000,000	1,090,156
Bank of America Corp.
0.98%, 09/25/2025	3,071,000	2,989,893
2.46%, 10/22/2025	5,347,000	5,234,633
3.31%, 04/22/2042	1,091,000	826,185
3.85%, 03/08/2037	4,992,000	4,358,083
3.97%, 02/07/2030	2,376,000	2,233,408
4.08%, 04/23/2040	2,569,000	2,195,171
4.18%, 11/25/2027	2,719,000	2,628,940
4.57%, 04/27/2033	1,441,000	1,354,730
6.11%, 01/29/2037	2,159,000	2,263,784
Bank of China, Ltd.
5.00%, 11/13/2024	1,300,000	1,293,331
Bank of Nova Scotia
4.59%, 05/04/2037	2,763,000	2,471,285
5.65%, 02/01/2034	2,772,000	2,813,811
BankUnited, Inc.
4.88%, 11/17/2025	1,519,000	1,476,651
5.13%, 06/11/2030#	5,764,000	5,217,650
Barclays PLC
3.56%, 09/23/2035	3,749,000	3,142,340
BNP Paribas SA
1.32%, 01/13/2027*	1,515,000	1,401,173
1.68%, 06/30/2027*	2,793,000	2,555,653
5.89%, 12/05/2034*	1,948,000	1,990,955
BPCE SA
3.58%, 10/19/2042*	1,684,000	1,189,196
6.51%, 01/18/2035*	423,000	419,126
CBQ Finance, Ltd.
2.00%, 05/12/2026	1,420,000	1,311,510
Citigroup, Inc.
2.57%, 06/03/2031	708,000	598,694
2.67%, 01/29/2031	411,000	352,612
2.90%, 11/03/2042	621,000	440,391
3.11%, 04/08/2026	2,123,000	2,066,340
3.67%, 07/24/2028	357,000	338,505
4.45%, 09/29/2027	2,698,000	2,613,429
5.88%, 02/22/2033	2,221,000	2,265,450
6.00%, 10/31/2033	4,551,000	4,703,680
6.17%, 05/25/2034	789,000	794,914
Citizens Financial Group, Inc.
2.64%, 09/30/2032	5,455,000	4,141,969
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	5,101,000	4,753,243
Credit Agricole SA
1.25%, 01/26/2027*	1,568,000	1,447,385
5.30%, 07/12/2028*	2,986,000	3,008,221
6.25%, 01/10/2035*	2,091,000	2,089,365

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Credit Suisse AG
7.50%, 02/15/2028	$ 1,298,000	$ 1,397,090
Credit Suisse Group AG
9.02%, 11/15/2033*	484,000	582,356
Danske Bank A/S
0.98%, 09/10/2025*	1,000,000	973,768
3.24%, 12/20/2025*	2,450,000	2,394,196
DBS Group Holdings, Ltd.
1.82%, 03/10/2031	1,400,000	1,296,540
Deutsche Bank AG
2.55%, 01/07/2028	1,583,000	1,443,415
3.74%, 01/07/2033	3,766,000	3,026,607
6.72%, 01/18/2029	274,000	281,504
First Abu Dhabi Bank PJSC
6.32%, 04/04/2034	1,270,000	1,295,400
First Horizon Bank
5.75%, 05/01/2030#	4,846,000	4,527,708
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	2,309,000	2,101,853
2.38%, 07/21/2032	1,623,000	1,320,772
3.21%, 04/22/2042	1,549,000	1,152,627
3.80%, 03/15/2030	638,000	593,205
4.22%, 05/01/2029	2,556,000	2,450,795
6.75%, 10/01/2037	3,729,000	4,053,241
HSBC Holdings PLC
2.25%, 11/22/2027	3,040,000	2,784,776
4.18%, 12/09/2025	2,674,000	2,637,514
6.33%, 03/09/2044	3,708,000	3,898,467
8.11%, 11/03/2033	858,000	968,873
Industrial & Commercial Bank of China Macau, Ltd.
2.88%, 09/12/2029	1,340,000	1,318,064
ING Groep NV
1.40%, 07/01/2026*	3,627,000	3,434,592
6.11%, 09/11/2034	526,000	542,504
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	2,464,000	1,777,380
7.78%, 06/20/2054*	2,235,000	2,258,224
JPMorgan Chase & Co.
2.01%, 03/13/2026	3,971,000	3,828,591
2.07%, 06/01/2029	4,079,000	3,593,570
2.53%, 11/19/2041	6,725,000	4,621,118
2.55%, 11/08/2032	783,000	644,751
3.54%, 05/01/2028	2,488,000	2,364,949
4.91%, 07/25/2033	777,000	753,743
5.72%, 09/14/2033	2,671,000	2,704,468
6.13%, 04/30/2024(1)	2,320,000	2,316,701
KeyBank NA
3.40%, 05/20/2026	1,560,000	1,471,232
4.90%, 08/08/2032	712,000	624,673
KeyCorp
6.40%, 03/06/2035	1,718,000	1,723,019
Kookmin Bank
2.50%, 11/04/2030	1,580,000	1,300,599
Lloyds Banking Group PLC
5.68%, 01/05/2035#	977,000	965,929
5.87%, 03/06/2029	1,069,000	1,079,158
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	1,378,000	1,334,580
4.79%, 07/18/2025	2,328,000	2,318,110
Mizuho Financial Group, Inc.
2.56%, 09/13/2025	4,324,000	4,250,671
5.78%, 07/06/2029	4,078,000	4,154,851
Security Description	Shares or Principal Amount	Value

Banks (continued)
Morgan Stanley
1.16%, 10/21/2025	$ 1,151,000	$ 1,116,898
1.51%, 07/20/2027	3,168,000	2,898,201
1.59%, 05/04/2027	1,108,000	1,021,476
2.48%, 09/16/2036	319,000	250,034
3.22%, 04/22/2042	1,783,000	1,340,478
3.62%, 04/01/2031	675,000	613,219
4.68%, 07/17/2026	704,000	696,448
5.30%, 04/20/2037	3,156,000	3,023,339
Morgan Stanley VRS
3.59%, 07/22/2028(2)	3,471,000	3,285,666
NatWest Group PLC
1.64%, 06/14/2027	1,815,000	1,658,589
3.03%, 11/28/2035	2,869,000	2,363,738
8.00%, 08/10/2025(1)	1,096,000	1,107,618
Nbk Tier 2, Ltd.
2.50%, 11/24/2030	1,110,000	1,040,625
Nordea Bank Abp
5.38%, 09/22/2027*	1,556,000	1,561,445
QNB Finance, Ltd.
2.63%, 05/12/2025	1,380,000	1,326,191
Regions Bank
6.45%, 06/26/2037	563,000	571,355
Regions Financial Corp.
7.38%, 12/10/2037	1,465,000	1,642,170
Shinhan Financial Group Co., Ltd.
5.00%, 07/24/2028	1,300,000	1,286,544
Signature Bank
4.00%, 10/15/2030	2,450,000	1,197,438
Societe Generale SA
3.63%, 03/01/2041*	1,420,000	950,841
7.13%, 01/19/2055*	851,000	825,941
Standard Chartered PLC
2.82%, 01/30/2026	1,350,000	1,309,883
Swedbank AB
1.54%, 11/16/2026*#	3,967,000	3,605,414
Synovus Bank/Columbus GA
5.63%, 02/15/2028	787,000	760,206
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	2,149,000	1,836,234
Toronto-Dominion Bank
5.26%, 12/11/2026	1,220,000	1,227,773
Truist Financial Corp.
4.92%, 07/28/2033	792,000	728,408
UBS Group AG
1.49%, 08/10/2027*	2,010,000	1,820,985
4.13%, 09/24/2025*	269,000	263,124
4.75%, 05/12/2028*	1,677,000	1,635,627
5.43%, 02/08/2030*	1,820,000	1,807,832
UniCredit SpA
2.57%, 09/22/2026*	3,353,000	3,175,824
United Overseas Bank, Ltd.
2.00%, 10/14/2031	1,450,000	1,322,528
US Bancorp
2.49%, 11/03/2036	5,613,000	4,337,425
Valley National Bancorp
3.00%, 06/15/2031	2,003,000	1,556,665
Wells Fargo & Co.
2.57%, 02/11/2031	1,283,000	1,093,855
2.88%, 10/30/2030	1,572,000	1,378,607
3.07%, 04/30/2041	1,911,000	1,411,229
4.30%, 07/22/2027	5,595,000	5,431,320
4.65%, 11/04/2044	1,019,000	879,917

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.39%, 04/24/2034	$ 1,120,000	$ 1,101,564
5.50%, 01/23/2035	592,000	588,090
5.61%, 01/15/2044	1,040,000	1,008,977
Zions Bancorp NA
3.25%, 10/29/2029	4,602,000	3,753,518
		248,534,276
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	3,300,000	3,050,836
Constellation Brands, Inc.
4.35%, 05/09/2027	785,000	767,724
PepsiCo, Inc.
3.60%, 02/18/2028	1,030,000	990,874
3.90%, 07/18/2032	1,162,000	1,090,395
4.00%, 03/05/2042	538,000	478,108
		6,377,937
Biotechnology — 0.4%
Amgen, Inc.
2.80%, 08/15/2041	2,002,000	1,427,678
3.15%, 02/21/2040	1,300,000	975,292
4.40%, 05/01/2045	537,000	458,456
5.25%, 03/02/2033	630,000	628,273
5.65%, 03/02/2053	1,033,000	1,032,570
5.75%, 03/02/2063	1,070,000	1,070,099
Gilead Sciences, Inc.
5.55%, 10/15/2053	952,000	970,395
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	633,000	512,053
2.80%, 09/15/2050	1,665,000	1,036,288
Royalty Pharma PLC
2.15%, 09/02/2031#	2,002,000	1,597,827
		9,708,931
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/2040	1,919,000	1,480,950
5.90%, 03/15/2034	473,000	490,671
GCC SAB de CV
3.61%, 04/20/2032	1,500,000	1,271,159
Lennox International, Inc.
5.50%, 09/15/2028	2,458,000	2,480,542
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	1,120,000	931,967
Standard Industries, Inc.
3.38%, 01/15/2031*	697,000	577,532
5.00%, 02/15/2027*	250,000	240,699
		7,473,520
Chemicals — 0.5%
CF Industries, Inc.
5.38%, 03/15/2044	1,972,000	1,843,744
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,082,000	877,773
Dow Chemical Co.
5.60%, 02/15/2054	1,257,000	1,228,269
Eastman Chemical Co.
5.75%, 03/08/2033	1,451,000	1,460,654
Ecolab, Inc.
2.70%, 12/15/2051	1,848,000	1,171,960
5.25%, 01/15/2028	1,395,000	1,415,867
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Methanex Corp.
5.13%, 10/15/2027	$ 420,000	$ 403,646
Minerals Technologies, Inc.
5.00%, 07/01/2028*	751,000	712,511
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	715,000	759,721
RPM International, Inc.
2.95%, 01/15/2032	599,000	505,898
Sasol Financing USA LLC
8.75%, 05/03/2029	650,000	650,163
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033	1,300,000	1,340,300
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	803,000	304,879
Westlake Corp.
3.38%, 08/15/2061	1,681,000	1,042,385
		13,717,770
Coal — 0.0%
Indika Energy Capital IV Pte, Ltd.
8.25%, 10/22/2025	650,000	651,792
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	351,000	353,889
		1,005,681
Commercial Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	810,000	719,521
Avis Budget Car/Finance
5.38%, 03/01/2029*	610,000	555,356
Deluxe Corp.
8.00%, 06/01/2029*	1,109,000	967,602
DP World, Ltd.
5.63%, 09/25/2048	1,360,000	1,269,560
Ford Foundation
2.82%, 06/01/2070	1,533,000	910,433
Garda World Security Corp.
6.00%, 06/01/2029*	510,000	446,340
9.50%, 11/01/2027*	445,000	446,688
Hertz Corp.
4.63%, 12/01/2026*	620,000	548,830
Metis Merger Sub LLC
6.50%, 05/15/2029*	491,000	460,530
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	695,000	680,761
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*	620,000	494,450
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	448,000	410,140
PROG Holdings, Inc.
6.00%, 11/15/2029*	732,000	672,799
Quanta Services, Inc.
2.35%, 01/15/2032	1,459,000	1,168,589
2.90%, 10/01/2030	1,392,000	1,206,428
3.05%, 10/01/2041	1,034,000	728,608
S&P Global, Inc.
2.70%, 03/01/2029	1,710,000	1,548,071
Sotheby's
7.38%, 10/15/2027*	697,000	669,485

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
TriNet Group, Inc.
3.50%, 03/01/2029*	$ 545,000	$ 482,565
Triton Container International, Ltd.
2.05%, 04/15/2026*	2,369,000	2,171,403
3.15%, 06/15/2031*	2,875,000	2,263,119
Upbound Group, Inc.
6.38%, 02/15/2029*#	891,000	852,794
		19,674,072
Computers — 0.7%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	920,000	820,612
Apple, Inc.
1.40%, 08/05/2028	2,990,000	2,613,704
2.65%, 05/11/2050	1,427,000	929,179
2.70%, 08/05/2051	780,000	507,770
3.95%, 08/08/2052	1,197,000	996,655
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	420,000	430,822
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	2,065,000	1,509,435
8.10%, 07/15/2036	1,398,000	1,677,040
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	2,169,000	2,015,280
5.25%, 07/01/2028	1,962,000	1,964,468
Leidos, Inc.
4.38%, 05/15/2030	1,751,000	1,647,646
5.75%, 03/15/2033	994,000	1,010,219
McAfee Corp.
7.38%, 02/15/2030*	1,107,000	977,014
NCR Voyix Corp.
5.13%, 04/15/2029*	470,000	435,772
NCR Atleos Corp.
9.50%, 04/01/2029*	366,000	387,153
Seagate HDD Cayman
4.09%, 06/01/2029	480,000	438,012
Wipro IT Services LLC
1.50%, 06/23/2026	1,440,000	1,321,573
		19,682,354
Cosmetics/Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	526,000	479,286
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	1,321,000	1,298,978
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025	2,145,000	2,091,789
Haleon US Capital LLC
3.63%, 03/24/2032	2,622,000	2,348,800
Kenvue, Inc.
4.90%, 03/22/2033	1,560,000	1,542,233
Procter & Gamble Co.
3.95%, 01/26/2028#	2,030,000	1,995,215
		9,756,301
Distribution/Wholesale — 0.0%
Windsor Holdings III LLC
8.50%, 06/15/2030*	534,000	552,514
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	1,949,000	1,797,740
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
AG Issuer LLC
6.25%, 03/01/2028*	$ 410,000	$ 396,772
Ally Financial, Inc.
6.70%, 02/14/2033	705,000	694,631
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	570,000	578,409
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	941,000	962,408
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	915,000	878,888
Capital One Financial Corp.
5.70%, 02/01/2030#	570,000	571,281
CMB International Leasing Management, Ltd.
2.88%, 02/04/2031	1,550,000	1,315,970
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	1,209,000	992,041
Credit Acceptance Corp.
9.25%, 12/15/2028*	655,000	692,892
Enact Holdings, Inc.
6.50%, 08/15/2025*	465,000	465,019
Enova International, Inc.
8.50%, 09/15/2025*	679,000	672,504
11.25%, 12/15/2028*	145,000	151,815
goeasy, Ltd.
4.38%, 05/01/2026*	327,000	312,815
7.63%, 07/01/2029*	400,000	399,880
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	1,872,000	1,754,515
5.20%, 06/15/2062	1,054,000	1,010,471
LFS Topco LLC
5.88%, 10/15/2026*	515,000	476,073
Nasdaq, Inc.
5.95%, 08/15/2053	514,000	528,526
6.10%, 06/28/2063	616,000	642,302
OneMain Finance Corp.
5.38%, 11/15/2029	445,000	412,932
Power Finance Corp., Ltd.
3.35%, 05/16/2031	1,500,000	1,294,380
Synchrony Financial
4.50%, 07/23/2025	5,666,000	5,538,190
USAA Capital Corp.
3.38%, 05/01/2025*	2,593,000	2,532,176
		25,072,630
Electric — 3.1%
AES Corp.
2.45%, 01/15/2031	2,929,000	2,389,278
5.45%, 06/01/2028	1,318,000	1,313,959
Alliant Energy Finance LLC
5.95%, 03/30/2029*	854,000	874,133
Ameren Corp.
5.70%, 12/01/2026	767,000	775,737
American Electric Power Co., Inc.
5.63%, 03/01/2033	1,234,000	1,242,898
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028*	809,000	739,262
Avangrid, Inc.
3.20%, 04/15/2025	3,473,000	3,378,292
Buffalo Energy Mexico Holdings
7.88%, 02/15/2039*	400,000	424,792
Calpine Corp.
3.75%, 03/01/2031*	558,000	478,320
5.00%, 02/01/2031*	624,000	557,695

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Clearway Energy Operating LLC
3.75%, 01/15/2032*	$ 480,000	$ 401,501
CMS Energy Corp.
3.75%, 12/01/2050	1,222,000	977,396
4.75%, 06/01/2050	1,426,000	1,306,658
Cometa Energia SA de CV
6.38%, 04/24/2035	1,363,400	1,347,379
Consolidated Edison Co. of New York, Inc.
3.95%, 04/01/2050	1,212,000	970,835
4.45%, 03/15/2044	801,000	696,676
Diamond II, Ltd.
7.95%, 07/28/2026	620,000	629,522
Dominion Energy, Inc.
5.25%, 08/01/2033	2,056,000	2,021,190
5.75%, 10/01/2054	864,000	860,958
DTE Electric Co.
3.95%, 03/01/2049	1,773,000	1,433,135
DTE Energy Co.
4.88%, 06/01/2028	1,939,000	1,911,407
Duke Energy Carolinas LLC
3.55%, 03/15/2052	694,000	499,537
5.40%, 01/15/2054	528,000	514,434
Duke Energy Florida LLC
5.95%, 11/15/2052	785,000	826,687
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	562,000	567,138
Duke Energy Progress LLC
4.00%, 04/01/2052#	1,110,000	875,473
Electricite de France SA
5.70%, 05/23/2028*	1,446,000	1,472,070
Emera US Finance LP
4.75%, 06/15/2046	1,940,000	1,588,069
Enel Finance International NV
3.50%, 04/06/2028*	1,328,000	1,237,971
4.75%, 05/25/2047*	1,025,000	861,485
7.75%, 10/14/2052*	1,090,000	1,304,195
Engie Energia Chile SA
3.40%, 01/28/2030	1,500,000	1,305,657
Entergy Mississippi LLC
3.50%, 06/01/2051	828,000	585,433
Entergy Texas, Inc.
4.50%, 03/30/2039	3,035,000	2,700,168
5.00%, 09/15/2052	553,000	502,170
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	2,079,000	1,719,872
Georgia Power Co.
3.25%, 03/15/2051	2,264,000	1,553,680
Interstate Power & Light Co.
3.50%, 09/30/2049	1,592,000	1,133,626
Kentucky Power Co.
7.00%, 11/15/2033*	2,605,000	2,748,606
Liberty Utilities Finance GP
2.05%, 09/15/2030*	1,277,000	1,013,365
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	1,316,140	1,271,720
Metropolitan Edison Co.
5.20%, 04/01/2028*	2,378,000	2,373,161
Minejesa Capital BV
5.63%, 08/10/2037	1,450,000	1,265,125
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	1,880,000	1,838,077
Security Description	Shares or Principal Amount	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp. FRS
8.49%, (TSFR3M+3.17%), 04/30/2043	$ 949,000	$ 946,629
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	1,756,000	1,802,166
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	867,000	871,631
NextEra Energy Operating Partners LP
7.25%, 01/15/2029*	995,000	1,011,409
NRG Energy, Inc.
3.63%, 02/15/2031*	1,326,000	1,114,944
5.25%, 06/15/2029*	100,000	94,768
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	553,000	556,996
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	1,220,000	1,141,646
Pacific Gas & Electric Co.
3.95%, 12/01/2047	2,528,000	1,839,753
4.30%, 03/15/2045	2,866,000	2,237,608
4.95%, 06/08/2025	1,210,000	1,198,433
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	800,000	733,804
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049	1,500,000	1,223,843
Public Service Co. of Colorado
2.70%, 01/15/2051	3,473,000	2,100,256
3.70%, 06/15/2028	1,542,000	1,470,207
4.10%, 06/15/2048	1,505,000	1,196,561
Public Service Co. of Oklahoma
2.20%, 08/15/2031	1,802,000	1,466,605
Southern California Edison Co.
4.88%, 02/01/2027	1,363,000	1,355,457
5.85%, 11/01/2027	1,355,000	1,387,417
Southwestern Electric Power Co.
5.30%, 04/01/2033	846,000	834,633
Union Electric Co.
3.90%, 04/01/2052	950,000	739,504
Vistra Operations Co. LLC
5.00%, 07/31/2027*	952,000	912,506
		80,725,518
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	574,000	540,277
6.63%, 01/15/2032*	78,000	78,323
		618,600
Electronics — 0.5%
Honeywell International, Inc.
1.75%, 09/01/2031	1,745,000	1,403,225
4.25%, 01/15/2029	1,371,000	1,340,712
4.95%, 09/01/2031	1,229,000	1,226,612
5.35%, 03/01/2064	2,087,000	2,084,396
Imola Merger Corp.
4.75%, 05/15/2029*	750,000	694,950
Jabil, Inc.
5.45%, 02/01/2029	647,000	645,821
Trimble, Inc.
4.90%, 06/15/2028	773,000	766,934
6.10%, 03/15/2033	912,000	953,041

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics (continued)
TTM Technologies, Inc.
4.00%, 03/01/2029*	$ 768,000	$ 683,595
Vontier Corp.
2.95%, 04/01/2031	2,632,000	2,165,446
		11,964,732
Energy-Alternate Sources — 0.0%
Greenko Wind Projects Mauritius, Ltd.
5.50%, 04/06/2025	660,000	648,418
India Green Power Holdings
4.00%, 02/22/2027	653,310	604,156
		1,252,574
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	716,000	715,718
6.35%, 08/18/2028	916,000	945,431
VM Consolidated, Inc.
5.50%, 04/15/2029*	816,000	769,042
		2,430,191
Entertainment — 0.3%
Banijay Entertainment SASU
8.13%, 05/01/2029*	705,000	729,129
Caesars Entertainment, Inc.
4.63%, 10/15/2029*#	300,000	273,899
6.50%, 02/15/2032*	111,000	111,831
GENM Capital Labuan, Ltd.
3.88%, 04/19/2031	770,000	666,503
Ontario Gaming GTA LP
8.00%, 08/01/2030*	495,000	504,855
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	830,000	773,979
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	1,172,000	1,147,269
4.05%, 03/15/2029	1,936,000	1,793,256
5.05%, 03/15/2042	690,000	580,233
5.39%, 03/15/2062	764,000	616,338
		7,197,292
Environmental Control — 0.4%
Covanta Holding Corp.
5.00%, 09/01/2030	675,000	585,563
Enviri Corp.
5.75%, 07/31/2027*	1,080,000	1,009,194
Republic Services, Inc.
5.00%, 04/01/2034	1,616,000	1,591,045
Waste Connections, Inc.
2.20%, 01/15/2032	2,471,000	2,003,931
4.25%, 12/01/2028	1,005,000	973,715
Waste Management, Inc.
4.63%, 02/15/2030	630,000	619,689
4.88%, 02/15/2034	3,310,000	3,243,081
		10,026,218
Food — 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/2028*	741,000	730,261
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036*	1,945,000	1,930,860
BRF SA
4.88%, 01/24/2030	700,000	644,676
Security Description	Shares or Principal Amount	Value

Food (continued)
C&S Group Enterprises LLC
5.00%, 12/15/2028*	$ 1,692,000	$ 1,340,446
Cencosud SA
4.38%, 07/17/2027	1,350,000	1,299,012
Conagra Brands, Inc.
7.00%, 10/01/2028	1,864,000	1,991,275
General Mills, Inc.
4.70%, 01/30/2027	656,000	649,693
4.95%, 03/29/2033#	917,000	900,235
5.50%, 10/17/2028	578,000	587,425
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/2031	1,500,000	1,282,310
J.M. Smucker Co.
5.90%, 11/15/2028	1,093,000	1,124,739
6.50%, 11/15/2043	668,000	715,446
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.75%, 12/01/2031	700,000	595,235
6.50%, 12/01/2052	1,000,000	961,508
Kraft Heinz Foods Co.
4.38%, 06/01/2046	4,224,000	3,499,499
4.88%, 10/01/2049	922,000	822,555
Kroger Co.
3.88%, 10/15/2046	525,000	399,228
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	310,000	301,159
Mars, Inc.
4.65%, 04/20/2031*	1,346,000	1,317,919
McCormick & Co., Inc.
4.95%, 04/15/2033#	732,000	714,416
Nestle Holdings, Inc.
5.25%, 03/13/2026*	1,715,000	1,724,063
Performance Food Group, Inc.
5.50%, 10/15/2027*	497,000	486,728
Smithfield Foods, Inc.
4.25%, 02/01/2027*	1,573,000	1,505,103
5.20%, 04/01/2029*	1,933,000	1,854,689
Sysco Corp.
4.45%, 03/15/2048	3,566,000	3,002,582
4.50%, 04/01/2046	2,024,000	1,733,199
5.95%, 04/01/2030	502,000	522,365
6.60%, 04/01/2050	1,230,000	1,389,957
		34,026,583
Forest Products & Paper — 0.3%
Georgia-Pacific LLC
0.95%, 05/15/2026*	5,330,000	4,872,977
Glatfelter Corp.
4.75%, 11/15/2029*	981,000	825,266
Suzano Austria GmbH
3.75%, 01/15/2031	1,490,000	1,303,649
		7,001,892
Gas — 0.2%
Atmos Energy Corp.
5.75%, 10/15/2052	1,702,000	1,789,188
KeySpan Gas East Corp.
5.99%, 03/06/2033*	1,733,000	1,726,978
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/2029	1,500,000	1,307,736
		4,823,902

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	$ 2,916,000	$ 2,600,191
Healthcare-Products — 0.3%
Agilent Technologies, Inc.
2.30%, 03/12/2031	2,884,000	2,408,107
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	2,113,000	2,146,230
Medline Borrower LP
3.88%, 04/01/2029*	539,000	483,285
STERIS PLC
3.75%, 03/15/2051	1,490,000	1,102,208
Stryker Corp.
4.85%, 12/08/2028	1,304,000	1,299,909
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	1,089,000	1,095,441
		8,535,180
Healthcare-Services — 1.1%
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	2,213,000	2,024,731
Elevance Health, Inc.
2.88%, 09/15/2029	1,485,000	1,333,499
6.10%, 10/15/2052	761,000	817,330
HCA, Inc.
3.38%, 03/15/2029	831,000	757,894
3.50%, 09/01/2030 to 07/15/2051	3,481,000	2,714,296
4.63%, 03/15/2052	2,015,000	1,649,807
5.45%, 04/01/2031#	1,202,000	1,196,316
6.00%, 04/01/2054	1,072,000	1,063,937
Humana, Inc.
1.35%, 02/03/2027	1,836,000	1,646,275
5.50%, 03/15/2053#	528,000	511,446
5.88%, 03/01/2033	681,000	700,002
Roche Holdings, Inc.
2.13%, 03/10/2025*	5,209,000	5,048,131
5.49%, 11/13/2030*	3,542,000	3,648,521
Select Medical Corp.
6.25%, 08/15/2026*	630,000	628,412
UnitedHealth Group, Inc.
1.25%, 01/15/2026	2,643,000	2,469,340
4.75%, 05/15/2052	1,484,000	1,349,921
4.95%, 05/15/2062	629,000	581,442
5.25%, 02/15/2028	1,424,000	1,447,866
		29,589,166
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	790,000	708,936
Insurance — 1.3%
Americo Life, Inc.
3.45%, 04/15/2031*	1,494,000	1,158,680
Aon North America, Inc.
5.30%, 03/01/2031	2,255,000	2,251,548
5.75%, 03/01/2054	1,455,000	1,460,710
Arthur J Gallagher & Co.
5.75%, 03/02/2053 to 07/15/2054	1,476,000	1,457,143
6.75%, 02/15/2054	685,000	772,185
Athene Global Funding
1.73%, 10/02/2026*	2,910,000	2,618,046
Athene Holding, Ltd.
3.45%, 05/15/2052	603,000	395,391
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Enstar Group, Ltd.
3.10%, 09/01/2031	$ 1,725,000	$ 1,405,518
4.95%, 06/01/2029	2,365,000	2,300,481
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	2,358,000	2,133,961
F&G Global Funding
2.30%, 04/11/2027*	1,834,000	1,642,080
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	650,000	650,975
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	746,000	775,840
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	3,660,000	2,328,372
New York Life Global Funding
4.85%, 01/09/2028*#	936,000	930,393
NMI Holdings, Inc.
7.38%, 06/01/2025*	490,000	493,969
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	1,266,000	1,234,009
Ohio National Financial Services, Inc.
6.80%, 01/24/2030*	2,410,000	2,340,970
Prudential Financial, Inc.
3.91%, 12/07/2047	476,000	375,034
5.70%, 09/15/2048	1,159,000	1,126,192
Prudential Funding Asia PLC
3.13%, 04/14/2030	671,000	598,045
Ryan Specialty LLC
4.38%, 02/01/2030*	420,000	390,092
SBL Holdings, Inc.
5.00%, 02/18/2031*	1,914,000	1,580,360
Security Benefit Global Funding
1.25%, 05/17/2024*	1,007,000	996,256
Willis North America, Inc.
4.65%, 06/15/2027	2,279,000	2,236,696
5.90%, 03/05/2054	1,940,000	1,935,483
		35,588,429
Internet — 0.5%
Acuris Finance US, Inc./Acuris Finance SARL
5.00%, 05/01/2028*	536,000	479,898
Alibaba Group Holding, Ltd.
4.00%, 12/06/2037	800,000	689,680
Amazon.com, Inc.
3.30%, 04/13/2027	1,537,000	1,473,541
3.60%, 04/13/2032	630,000	580,970
4.10%, 04/13/2062	2,490,000	2,063,645
4.65%, 12/01/2029	1,172,000	1,172,589
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	680,000	679,061
Expedia Group, Inc.
2.95%, 03/15/2031	719,000	615,693
Gen Digital, Inc.
6.75%, 09/30/2027*	243,000	244,249
7.13%, 09/30/2030*#	149,000	152,222
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	1,045,000	911,020
ION Trading Technologies SARL
5.75%, 05/15/2028*	776,000	696,460
Meituan
3.05%, 10/28/2030	1,560,000	1,319,656
NAVER Corp.
1.50%, 03/29/2026	650,000	599,690

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Prosus NV
4.19%, 01/19/2032	$ 1,500,000	$ 1,284,496
Tencent Holdings, Ltd.
3.68%, 04/22/2041	1,660,000	1,318,242
		14,281,112
Investment Companies — 0.1%
Beijing State-Owned Assets Management Hong Kong Co, Ltd.
4.13%, 05/26/2025	1,350,000	1,320,651
Gaci First Investment Co.
5.13%, 02/14/2053	1,450,000	1,241,997
		2,562,648
Iron/Steel — 0.3%
ATI, Inc.
4.88%, 10/01/2029	439,000	403,099
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	475,000	436,078
6.25%, 10/01/2040	121,000	105,924
Commercial Metals Co.
3.88%, 02/15/2031	753,000	657,398
CSN Inova Ventures
6.75%, 01/28/2028	670,000	649,411
GUSAP III LP
4.25%, 01/21/2030	940,000	878,511
Mineral Resources, Ltd.
8.00%, 11/01/2027*	246,000	250,554
8.13%, 05/01/2027*	481,000	485,271
8.50%, 05/01/2030*	64,000	65,729
9.25%, 10/01/2028*	707,000	741,466
Nucor Corp.
4.30%, 05/23/2027	1,540,000	1,505,635
POSCO
4.88%, 01/23/2027*	890,000	877,848
		7,056,924
Leisure Time — 0.2%
Carnival Corp.
5.75%, 03/01/2027*	1,486,000	1,467,386
6.00%, 05/01/2029*	600,000	586,328
NCL Corp., Ltd.
3.63%, 12/15/2024*	1,096,000	1,079,259
7.75%, 02/15/2029*#	262,000	268,590
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	702,000	676,145
		4,077,708
Lodging — 0.5%
Gohl Capital, Ltd.
4.25%, 01/24/2027	1,350,000	1,294,100
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 06/01/2029*	801,000	742,119
Hyatt Hotels Corp.
5.75%, 01/30/2027	849,000	859,764
Marriott International, Inc.
2.85%, 04/15/2031	3,443,000	2,939,511
3.50%, 10/15/2032	2,828,000	2,469,573
4.90%, 04/15/2029	663,000	654,976
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	932,000	835,218
5.75%, 07/21/2028*	315,000	295,285
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Sands China, Ltd.
4.63%, 06/18/2030	$ 1,430,000	$ 1,305,615
Studio City Finance, Ltd.
5.00%, 01/15/2029*	645,000	562,456
Travel & Leisure Co.
4.50%, 12/01/2029*	25,000	22,896
6.00%, 04/01/2027	496,000	494,185
Wynn Macau, Ltd.
5.13%, 12/15/2029*	540,000	486,581
		12,962,279
Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	1,140,000	1,048,972
4.80%, 01/06/2026	1,479,000	1,474,855
4.85%, 02/27/2029	1,119,000	1,120,285
5.40%, 03/10/2025	1,990,000	1,994,497
Weir Group PLC
2.20%, 05/13/2026*	2,233,000	2,068,382
		7,706,991
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC
5.50%, 01/12/2029	1,675,000	1,697,845
John Deere Capital Corp.
1.30%, 10/13/2026	1,024,000	934,780
3.40%, 06/06/2025	2,151,000	2,105,932
4.75%, 01/20/2028	1,348,000	1,346,540
4.95%, 07/14/2028	882,000	886,942
nVent Finance SARL
2.75%, 11/15/2031#	1,839,000	1,502,467
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	675,000	677,804
		9,152,310
Media — 1.0%
Altice Financing SA
5.00%, 01/15/2028*	1,026,000	907,744
5.75%, 08/15/2029*	485,000	417,716
Belo Corp.
7.25%, 09/15/2027	828,000	834,284
Block Communications, Inc.
4.88%, 03/01/2028*	786,000	695,249
Cable One, Inc.
4.00%, 11/15/2030*#	905,000	683,818
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029*	1,461,000	1,321,281
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	1,584,000	1,048,599
3.85%, 04/01/2061	1,468,000	852,670
4.80%, 03/01/2050	1,912,000	1,383,564
6.38%, 10/23/2035	208,000	201,359
Comcast Corp.
3.40%, 04/01/2030	906,000	829,046
4.15%, 10/15/2028	1,509,000	1,463,873
4.60%, 10/15/2038	1,328,000	1,222,564
5.50%, 05/15/2064	3,748,000	3,675,760
Cox Communications, Inc.
5.45%, 09/15/2028*	1,266,000	1,276,086
CSC Holdings LLC
4.63%, 12/01/2030*	1,119,000	622,315
5.75%, 01/15/2030*	1,155,000	679,227
11.75%, 01/31/2029*	200,000	209,064

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Discovery Communications LLC
5.30%, 05/15/2049	$ 2,007,000	$ 1,641,717
Paramount Global
4.38%, 03/15/2043	1,580,000	1,057,350
4.60%, 01/15/2045	629,000	431,774
5.85%, 09/01/2043	561,000	453,746
6.38%, 03/30/2062	452,000	392,110
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	375,000	309,966
4.00%, 07/15/2028*	770,000	693,705
Sunrise FinCo I BV
4.88%, 07/15/2031*	590,000	522,150
Time Warner Cable LLC
6.55%, 05/01/2037	2,247,000	2,116,512
Univision Communications, Inc.
6.63%, 06/01/2027*	550,000	533,169
7.38%, 06/30/2030*#	537,000	518,673
Virgin Media Finance PLC
5.00%, 07/15/2030*	435,000	375,542
		27,370,633
Mining — 0.5%
Anglo American Capital PLC
5.50%, 05/02/2033*	1,750,000	1,722,681
Antofagasta PLC
5.63%, 05/13/2032	1,300,000	1,291,217
Corp. Nacional del Cobre de Chile
5.95%, 01/08/2034	1,350,000	1,332,214
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	1,135,000	1,017,130
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	411,000	403,284
Indonesia Asahan/Mineral Ind
5.45%, 05/15/2030	1,300,000	1,270,451
Minera Mexico SA de CV
4.50%, 01/26/2050	1,650,000	1,271,503
Nexa Resources SA
5.38%, 05/04/2027	1,350,000	1,302,708
South32 Treasury, Ltd.
4.35%, 04/14/2032*	2,299,000	2,057,554
WE Soda Investments Holding PLC
9.50%, 10/06/2028	600,000	623,064
		12,291,806
Miscellaneous Manufacturing — 0.2%
Parker-Hannifin Corp.
4.25%, 09/15/2027	1,628,000	1,593,287
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*	1,712,000	1,425,261
3.25%, 05/27/2025*	2,021,000	1,976,955
		4,995,503
Multi-National — 0.3%
European Bank for Reconstruction & Development
1.50%, 02/13/2025	3,823,000	3,694,031
Inter-American Development Bank
1.13%, 07/20/2028	4,509,000	3,924,034
		7,618,065
Oil & Gas — 1.8%
Antero Resources Corp.
5.38%, 03/01/2030*	455,000	433,616
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Apache Corp.
4.38%, 10/15/2028	$ 745,000	$ 699,019
5.35%, 07/01/2049	3,888,000	3,152,002
6.00%, 01/15/2037	909,000	883,466
BP Capital Markets America, Inc.
3.00%, 02/24/2050	1,543,000	1,029,463
3.54%, 04/06/2027	3,588,000	3,444,926
4.89%, 09/11/2033	1,262,000	1,237,684
BP Capital Markets PLC
4.88%, 03/22/2030(1)	1,119,000	1,056,055
Chevron Corp.
2.24%, 05/11/2030	2,699,000	2,334,579
Chevron USA, Inc.
4.20%, 10/15/2049	960,000	801,138
Civitas Resources, Inc.
8.63%, 11/01/2030*	180,000	192,615
8.75%, 07/01/2031*	590,000	627,448
Comstock Resources, Inc.
5.88%, 01/15/2030*	775,000	677,668
6.75%, 03/01/2029*	215,000	198,324
Cosan Luxembourg SA
7.25%, 06/27/2031*#	350,000	356,160
Crescent Energy Finance LLC
7.25%, 05/01/2026*	664,000	661,576
9.25%, 02/15/2028*	346,000	362,086
Diamondback Energy, Inc.
4.40%, 03/24/2051	1,723,000	1,391,501
6.25%, 03/15/2053	2,225,000	2,352,818
Ecopetrol SA
8.38%, 01/19/2036	670,000	672,680
EQT Corp.
3.63%, 05/15/2031*	3,253,000	2,843,454
Hess Corp.
6.00%, 01/15/2040	1,248,000	1,309,995
HF Sinclair Corp.
5.00%, 02/01/2028*	1,921,000	1,849,847
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	1,194,000	1,151,405
Marathon Oil Corp.
6.60%, 10/01/2037#	1,223,000	1,275,153
Nabors Industries, Inc.
7.38%, 05/15/2027*	500,000	498,160
9.13%, 01/31/2030*	195,000	199,875
Nabors Industries, Ltd.
7.50%, 01/15/2028*	240,000	220,800
Occidental Petroleum Corp.
4.40%, 04/15/2046	1,382,000	1,104,230
6.13%, 01/01/2031	1,731,000	1,775,556
6.38%, 09/01/2028#	642,000	665,061
7.50%, 05/01/2031	855,000	944,213
Pertamina Persero PT
4.70%, 07/30/2049	1,500,000	1,247,757
Petronas Capital, Ltd.
3.40%, 04/28/2061	950,000	641,815
3.50%, 03/18/2025	1,320,000	1,292,306
Pioneer Natural Resources Co.
5.10%, 03/29/2026	996,000	994,916
PTTEP Treasury Center Co., Ltd.
2.59%, 06/10/2027	1,400,000	1,285,211
QatarEnergy
2.25%, 07/12/2031	1,550,000	1,287,052
Raizen Fuels Finance SA
6.45%, 03/05/2034*	400,000	404,867

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Southwestern Energy Co.
5.38%, 02/01/2029	$ 445,000	$ 430,051
Strathcona Resources, Ltd.
6.88%, 08/01/2026*#	1,092,000	1,085,175
Talos Production, Inc.
9.00%, 02/01/2029*	105,000	107,317
9.38%, 02/01/2031*	525,000	542,280
Valaris, Ltd.
8.38%, 04/30/2030*	660,000	676,756
Vital Energy, Inc.
9.75%, 10/15/2030	780,000	835,473
10.13%, 01/15/2028	259,000	271,076
		47,504,625
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	278,000	271,069
6.88%, 04/01/2027*	261,000	259,687
Halliburton Co.
4.75%, 08/01/2043	1,158,000	1,046,992
Kodiak Gas Services LLC
7.25%, 02/15/2029*	121,000	123,187
		1,700,935
Packaging & Containers — 0.4%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	332,000	280,467
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	413,000	357,926
4.00%, 09/01/2029*	250,000	203,040
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	630,000	626,360
8.75%, 04/15/2030*	525,000	499,723
Crown Americas LLC
5.25%, 04/01/2030	610,000	587,552
LABL, Inc.
5.88%, 11/01/2028*	870,000	779,280
9.50%, 11/01/2028*	34,000	34,008
Packaging Corp. of America
5.70%, 12/01/2033	1,760,000	1,801,202
Silgan Holdings, Inc.
4.13%, 02/01/2028	657,000	613,367
Sonoco Products Co.
1.80%, 02/01/2025	5,040,000	4,860,573
		10,643,498
Pharmaceuticals — 2.2%
AbbVie, Inc.
4.05%, 11/21/2039	3,350,000	2,937,054
4.25%, 11/21/2049	2,447,000	2,099,285
4.95%, 03/15/2031	1,419,000	1,419,285
5.50%, 03/15/2064	1,011,000	1,022,632
Astrazeneca Finance LLC
4.85%, 02/26/2029	1,127,000	1,126,613
4.88%, 03/03/2028	1,956,000	1,954,146
4.90%, 03/03/2030	2,113,000	2,117,005
Becton Dickinson & Co.
4.30%, 08/22/2032	799,000	748,833
4.69%, 02/13/2028	1,964,000	1,935,060
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	1,115,000	963,574
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
3.25%, 08/01/2042	$ 679,000	$ 513,790
5.65%, 02/22/2064	1,453,000	1,466,298
5.75%, 02/01/2031	1,950,000	2,032,954
6.40%, 11/15/2063	1,237,000	1,381,167
Cardinal Health, Inc.
4.50%, 11/15/2044	502,000	421,039
4.60%, 03/15/2043	3,054,000	2,613,213
5.13%, 02/15/2029	866,000	862,174
Cencora, Inc.
3.45%, 12/15/2027	665,000	629,971
4.25%, 03/01/2045	359,000	313,176
4.30%, 12/15/2047	1,230,000	1,047,004
5.13%, 02/15/2034	1,121,000	1,100,386
Cigna Group
2.40%, 03/15/2030	951,000	815,615
3.40%, 03/15/2050	2,846,000	1,993,078
3.88%, 10/15/2047	746,000	573,425
5.00%, 05/15/2029	822,000	816,428
CVS Health Corp.
4.78%, 03/25/2038	3,805,000	3,457,642
5.13%, 07/20/2045	1,605,000	1,459,906
6.00%, 06/01/2063	869,000	869,928
Eli Lilly & Co.
4.70%, 02/27/2033	1,262,000	1,251,587
5.10%, 02/09/2064	2,306,000	2,265,978
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,769,000	1,265,295
Mylan, Inc.
5.20%, 04/15/2048	598,000	491,586
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	312,000	285,436
5.13%, 04/30/2031*	470,000	402,846
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	1,544,000	1,503,568
5.11%, 05/19/2043	1,056,000	1,015,607
5.30%, 05/19/2053	1,582,000	1,547,508
5.34%, 05/19/2063	2,399,000	2,310,845
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	1,525,000	1,452,632
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029#	412,000	389,060
7.88%, 09/15/2029	200,000	212,783
Viatris, Inc.
3.85%, 06/22/2040	1,489,000	1,094,308
4.00%, 06/22/2050	3,805,000	2,597,212
Zoetis, Inc.
5.60%, 11/16/2032	901,000	930,838
		57,707,770
Pipelines — 1.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	422,000	413,701
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.63%, 03/15/2029*	550,000	550,586
EIG Pearl Holdings Sarl
3.55%, 08/31/2036	1,500,000	1,273,500
Energy Transfer LP
4.90%, 03/15/2035#	1,351,000	1,259,700
4.95%, 05/15/2028	1,451,000	1,432,008
5.35%, 05/15/2045	828,000	752,773
5.40%, 10/01/2047	1,361,000	1,234,436

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
6.13%, 12/15/2045	$ 653,000	$ 648,854
6.40%, 12/01/2030	1,064,000	1,116,483
EnLink Midstream Partners LP FRS
9.76%, (TSFR3M+4.37%), 04/05/2024(1)	922,000	898,028
Enterprise Products Operating LLC
3.70%, 01/31/2051	527,000	396,377
4.60%, 01/11/2027	1,676,000	1,663,857
5.25%, 08/16/2077	844,000	800,645
EQM Midstream Partners LP
5.50%, 07/15/2028	97,000	95,134
7.50%, 06/01/2027 to 06/01/2030*	366,000	386,580
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034	1,486,520	1,273,401
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 01/15/2027	243,000	244,681
8.25%, 01/15/2029	390,000	396,505
GNL Quintero SA
4.63%, 07/31/2029	1,229,680	1,206,946
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	3,167,000	2,950,385
Greensaif Pipelines Bidco Sarl
6.51%, 02/23/2042	1,800,000	1,854,600
Harvest Midstream I LP
7.50%, 09/01/2028*	1,089,000	1,097,797
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	866,000	862,706
8.88%, 07/15/2028*	341,000	359,329
ITT Holdings LLC
6.50%, 08/01/2029*	1,525,000	1,353,558
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	1,212,000	1,121,018
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	114,000	115,075
8.38%, 02/15/2032*	530,000	538,365
Northern Natural Gas Co.
5.63%, 02/01/2054*	562,000	569,210
NuStar Logistics LP
5.75%, 10/01/2025	133,000	131,794
6.38%, 10/01/2030	414,000	415,172
ONEOK Partners LP
6.65%, 10/01/2036	3,679,000	3,898,010
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	915,000	721,534
6.65%, 01/15/2037#	1,466,000	1,551,637
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	1,011,000	1,047,151
Targa Resources Corp.
6.15%, 03/01/2029	1,082,000	1,115,202
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	2,241,000	2,264,266
Transportadora de Gas Internacional SA ESP
5.55%, 11/01/2028	870,000	857,533
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	651,000	584,278
Williams Cos., Inc.
5.75%, 06/24/2044	1,389,000	1,362,525
		40,815,340
Security Description	Shares or Principal Amount	Value

Real Estate — 0.1%
Alpha Star Holding VII, Ltd.
7.75%, 04/27/2026	$ 650,000	$ 657,358
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*#	850,000	837,310
8.88%, 09/01/2031*#	38,000	39,568
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	429,000	445,063
Kennedy-Wilson, Inc.
4.75%, 03/01/2029 to 02/01/2030	1,231,000	994,841
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	1,061,000	841,415
		3,815,555
REITS — 0.8%
American Tower Corp.
2.30%, 09/15/2031	1,852,000	1,495,500
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	1,120,000	926,443
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV
4.96%, 07/18/2029	1,350,000	1,297,383
Crown Castle, Inc.
5.00%, 01/11/2028	1,326,000	1,305,913
5.20%, 02/15/2049	648,000	584,689
5.60%, 06/01/2029	1,088,000	1,094,025
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	1,214,000	1,135,191
Host Hotels & Resorts LP
3.50%, 09/15/2030	3,013,000	2,656,914
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	502,000	461,924
LXP Industrial Trust
2.38%, 10/01/2031	814,000	646,229
National Health Investors, Inc.
3.00%, 02/01/2031	1,543,000	1,238,113
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	3,209,000	2,554,294
3.38%, 02/01/2031	1,232,000	1,037,252
Public Storage Operating Co.
5.35%, 08/01/2053#	515,000	510,938
Service Properties Trust
4.38%, 02/15/2030	877,000	676,024
5.50%, 12/15/2027	165,000	155,330
Weyerhaeuser Co.
4.00%, 03/09/2052	869,000	681,754
4.75%, 05/15/2026	1,896,000	1,876,943
		20,334,859
Retail — 1.0%
Alsea SAB de CV
7.75%, 12/14/2026	630,000	640,265
AutoZone, Inc.
6.25%, 11/01/2028	542,000	563,627
Brinker International, Inc.
5.00%, 10/01/2024*	495,000	490,112
CEC Entertainment LLC
6.75%, 05/01/2026*	895,000	886,164
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026	1,360,000	1,309,751
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	529,000	523,726

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	$ 760,000	$ 671,269
FirstCash, Inc.
4.63%, 09/01/2028*	631,000	583,638
6.88%, 03/01/2032*	250,000	247,530
Genuine Parts Co.
6.50%, 11/01/2028	1,688,000	1,768,794
Home Depot, Inc.
4.90%, 04/15/2029	1,089,000	1,093,200
Ken Garff Automotive LLC
4.88%, 09/15/2028*	424,000	390,073
Kohl's Corp.
4.63%, 05/01/2031	930,000	732,375
5.55%, 07/17/2045	3,474,000	2,345,680
LBM Acquisition LLC
6.25%, 01/15/2029*	1,110,000	999,975
Lowe's Cos., Inc.
4.45%, 04/01/2062	776,000	619,584
McDonald's Corp.
3.63%, 09/01/2049	2,067,000	1,548,309
4.45%, 03/01/2047	1,482,000	1,273,453
4.80%, 08/14/2028	3,310,000	3,300,734
5.45%, 08/14/2053	455,000	453,473
Murphy Oil USA, Inc.
4.75%, 09/15/2029	624,000	581,808
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	1,397,000	1,330,815
5.75%, 11/20/2026	1,082,000	1,097,307
Park River Holdings, Inc.
6.75%, 08/01/2029*	972,000	832,291
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	526,000	560,302
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	453,000	443,053
		25,287,308
Savings & Loans — 0.1%
New York Community Bancorp, Inc. FRS
8.33%, (TSFR3M+3.04%), 11/06/2028#	2,110,000	1,759,214
Semiconductors — 0.4%
Broadcom, Inc.
2.45%, 02/15/2031*	2,825,000	2,360,040
3.19%, 11/15/2036*	2,083,000	1,632,984
Entegris, Inc.
5.95%, 06/15/2030*	720,000	705,999
Foundry JV Holdco LLC
5.88%, 01/25/2034*	1,608,000	1,599,850
Intel Corp.
5.60%, 02/21/2054	484,000	483,720
QUALCOMM, Inc.
6.00%, 05/20/2053	785,000	859,873
Texas Instruments, Inc.
4.60%, 02/15/2028	1,343,000	1,340,419
5.00%, 03/14/2053	1,072,000	1,041,560
5.05%, 05/18/2063	1,444,000	1,380,643
		11,405,088
Software — 0.7%
Capstone Borrower, Inc.
8.00%, 06/15/2030*	720,000	744,156
Security Description	Shares or Principal Amount	Value

Software (continued)
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	$ 674,000	$ 678,465
Fidelity National Information Services, Inc.
5.63%, 07/15/2052	1,183,000	1,174,625
Fiserv, Inc.
4.40%, 07/01/2049	2,263,000	1,893,239
5.63%, 08/21/2033	1,583,000	1,599,580
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	683,000	609,103
Intuit, Inc.
5.20%, 09/15/2033	947,000	956,804
Open Text Corp.
3.88%, 02/15/2028 to 12/01/2029*	645,000	571,737
Oracle Corp.
2.30%, 03/25/2028	2,831,000	2,537,019
3.80%, 11/15/2037	3,716,000	3,060,161
4.00%, 11/15/2047	1,630,000	1,248,724
4.90%, 02/06/2033	1,054,000	1,019,160
5.55%, 02/06/2053	986,000	941,966
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	1,230,000	495,229
		17,529,968
Telecommunications — 1.6%
Altice France Holding SA
10.50%, 05/15/2027*	885,000	578,139
Altice France SA
5.13%, 07/15/2029*	783,000	591,278
5.50%, 01/15/2028 to 10/15/2029*	967,000	739,292
8.13%, 02/01/2027*	215,000	197,569
AT&T, Inc.
3.85%, 06/01/2060	788,000	557,485
4.50%, 05/15/2035	7,635,000	7,030,507
4.75%, 05/15/2046	915,000	801,366
4.90%, 08/15/2037	2,231,000	2,092,886
5.40%, 02/15/2034	1,309,000	1,310,729
C&W Senior Financing DAC
6.88%, 09/15/2027*	870,000	819,975
Cisco Systems, Inc.
4.85%, 02/26/2029#	2,254,000	2,257,481
5.30%, 02/26/2054	482,000	487,858
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	499,000	489,608
Corning, Inc.
5.45%, 11/15/2079	2,372,000	2,197,886
Iliad Holding SASU
7.00%, 10/15/2028*	685,000	677,777
Rogers Communications, Inc.
5.00%, 02/15/2029	2,240,000	2,220,054
Sable International Finance, Ltd.
5.75%, 09/07/2027*	6,000	5,753
Telefonica Emisiones SA
4.90%, 03/06/2048	1,814,000	1,558,463
5.21%, 03/08/2047	500,000	449,720
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	975,000	548,437
T-Mobile USA, Inc.
3.00%, 02/15/2041	5,776,000	4,171,834
3.60%, 11/15/2060	1,222,000	845,252
5.65%, 01/15/2053	1,081,000	1,075,103
Verizon Communications, Inc.
2.85%, 09/03/2041	3,484,000	2,458,997

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
3.00%, 11/20/2060	$ 2,214,000	$ 1,346,935
3.40%, 03/22/2041	1,251,000	958,473
3.88%, 03/01/2052	859,000	663,408
5.05%, 05/09/2033	1,560,000	1,544,837
Viasat, Inc.
7.50%, 05/30/2031*	1,350,000	948,375
Vodafone Group PLC
4.25%, 09/17/2050	619,000	487,096
4.38%, 02/19/2043	528,000	444,447
5.13%, 06/04/2081	701,000	519,282
5.75%, 02/10/2063	1,071,000	1,047,641
		42,123,943
Transportation — 0.6%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	1,696,000	1,419,851
4.45%, 03/15/2043	1,441,000	1,283,167
Canadian Pacific Railway Co.
4.70%, 05/01/2048	1,163,000	1,023,272
6.13%, 09/15/2115	586,000	618,724
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*#	975,000	862,388
CSX Corp.
4.50%, 11/15/2052	1,343,000	1,177,232
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	3,987,822	3,272,024
Ryder System, Inc.
5.25%, 06/01/2028	1,265,000	1,267,357
6.60%, 12/01/2033	1,409,000	1,508,629
TTX Co.
5.50%, 09/25/2026*	1,285,000	1,288,497
Yunda Holding Investment, Ltd.
2.25%, 08/19/2025	1,400,000	1,301,943
		15,023,084
Trucking & Leasing — 0.3%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	719,000	713,034
GATX Corp.
3.25%, 09/15/2026	1,638,000	1,557,760
4.00%, 06/30/2030	656,000	607,596
5.40%, 03/15/2027	1,128,000	1,130,291
6.05%, 03/15/2034	1,240,000	1,265,773
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027*	243,000	242,321
5.70%, 02/01/2028*	690,000	696,255
6.05%, 08/01/2028*	1,243,000	1,271,379
6.20%, 06/15/2030*	832,000	861,790
		8,346,199
Total Corporate Bonds & Notes (cost $1,116,928,637)		1,052,213,389
ASSET BACKED SECURITIES — 1.3%
Auto Loan Receivables — 0.7%
CarMax Auto Owner Trust
Series 2023-1, Class A3 4.75%, 10/15/2027	1,000,000	992,979
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	1,000,000	998,806
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	$ 3,025,000	$ 2,910,246
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A4 4.88%, 08/16/2028	1,250,000	1,241,821
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4 3.76%, 12/18/2028	700,000	681,520
Series 2023-2, Class A4 4.91%, 09/17/2029	1,175,000	1,168,252
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A3 4.51%, 11/15/2027	3,200,000	3,168,316
Tesla Electric Vehicle Trust
Series 2023-1, Class A3 5.38%, 06/20/2028*	175,000	175,887
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	3,970,000	3,924,606
Series 2024-A, Class A4 4.77%, 04/16/2029	920,000	914,591
Series 2023-D, Class A3 5.54%, 08/15/2028	3,000,000	3,031,991
		19,209,015
Credit Card Receivables — 0.5%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	2,790,000	2,734,642
Series 2023-2, Class A 4.80%, 05/15/2030	700,000	700,246
BA Credit Card Trust
Series 2022-A1, Class A1 3.53%, 11/15/2027	4,000,000	3,915,669
Series 2023-A2, Class A2 4.98%, 11/15/2028	1,850,000	1,854,999
Chase Issuance Trust
Series 2024-A2, Class A 4.63%, 01/15/2031	1,500,000	1,492,588
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	850,000	849,091
WF Card Issuance Trust
Series 2024-A1, Class A 4.94%, 02/15/2029	1,750,000	1,750,000
		13,297,235
Other Asset Backed Securities — 0.1%
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	842,585	788,505
Verizon Master Trust
Series 2023-6, Class A 5.35%, 09/22/2031*	2,000,000	2,033,831
		2,822,336
Total Asset Backed Securities (cost $35,570,797)		35,328,586

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
Commercial and Residential — 0.9%
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 6.36%, (TSFR1M+1.05%), 04/15/2034*	$ 3,300,000	$ 3,291,197
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 6.69%, (TSFR1M+1.37%), 12/15/2037*	750,000	749,766
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(2)	949,739	853,630
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(2)	1,000,000	955,603
COMM Mtg. Trust VRS
Series 2015-CR22, Class XA 0.81%, 03/10/2048(2)(3)	3,272,020	15,954
Series 2016-787S, Class B 3.83%, 02/10/2036*(2)	1,629,000	1,500,454
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	1,314,321	1,291,954
Series 2015-C1, Class A4 3.51%, 04/15/2050	490,000	478,860
MSDB Trust VRS
Series 2017-712F, Class A 3.32%, 07/11/2039*(2)	5,310,000	4,706,813
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	9,726,064
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(2)	186,152	165,185
		23,735,480
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	468,924	449,830
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 1.36%, (6.69%-SOFR30A), 09/15/2039(3)(4)	254,123	14,688
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00%, 12/25/2047	2,369,583	2,079,024
Series 2018-27, Class EA 3.00%, 05/25/2048	3,331,386	2,908,832
Series 2018-35, Class CD 3.00%, 05/25/2048	3,520,496	3,030,789
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50%, 10/16/2043(2)	1,713,960	1,569,651
		10,052,814
Total Collateralized Mortgage Obligations (cost $36,777,216)		33,788,294
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 51.5%
U.S. Government — 10.4%
United States Treasury Bonds
1.25%, 05/15/2050	1,219,000	619,119
1.75%, 08/15/2041	11,500,000	7,658,730
1.88%, 02/15/2051 to 11/15/2051	18,754,000	11,188,965
2.00%, 11/15/2041 to 08/15/2051	17,754,000	12,019,830
2.25%, 02/15/2052	12,000,000	7,849,687
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
2.38%, 02/15/2042 to 05/15/2051	$ 68,831,000	$ 48,248,116
3.00%, 11/15/2045 to 05/15/2047	10,021,000	7,833,789
3.38%, 11/15/2048	13,798,000	11,463,659
4.13%, 08/15/2053	4,251,000	4,069,668
4.25%, 02/15/2054	5,000,000	4,906,250
4.75%, 11/15/2043	828,000	852,064
United States Treasury Notes
1.25%, 12/31/2026	2,096,000	1,920,378
1.50%, 01/31/2027	5,699,000	5,246,197
1.63%, 11/30/2026	1,600,000	1,484,000
1.75%, 11/15/2029	3,200,000	2,806,875
1.88%, 02/28/2027	19,750,000	18,348,984
2.25%, 08/15/2027#	576,000	537,120
2.38%, 05/15/2029	500,000	456,074
2.63%, 02/15/2029	171,000	158,449
2.75%, 07/31/2027#	37,000,000	35,097,969
3.00%, 07/31/2024 to 07/15/2025	33,500,000	32,732,422
4.00%, 01/31/2029#	10,703,000	10,579,247
4.00%, 01/31/2031 to 02/15/2034	16,116,000	15,834,427
4.13%, 02/15/2027	8,000,000	7,934,375
4.25%, 01/31/2026#	8,000,000	7,940,312
4.50%, 11/15/2025#	15,000,000	14,942,578
4.50%, 11/15/2033	2,260,000	2,302,728
		275,032,012
U.S. Government Agency — 41.1%
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	6,936,472
3.25%, 11/16/2028#	1,000,000	957,248
5.50%, 07/15/2036	250,000	273,789
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	22,094,609	19,062,050
2.00%, 02/01/2036 to 04/01/2052	106,308,827	86,729,885
2.50%, 01/01/2028 to 07/01/2052	48,171,478	40,039,185
3.00%, 08/01/2027 to 11/01/2046	12,435,499	11,077,725
3.50%, 11/01/2041 to 02/01/2052	43,743,729	39,549,624
4.00%, 09/01/2040 to 06/01/2052	20,531,732	19,141,045
4.50%, 12/01/2039 to 12/01/2048	10,939,201	10,609,801
5.00%, 10/01/2033 to 01/01/2053	16,380,080	15,930,209
5.50%, 11/01/2032 to 08/01/2053	44,147,443	43,732,782
6.00%, 10/01/2033 to 03/01/2040	173,417	177,786
6.50%, 02/01/2035 to 05/01/2037	18,331	18,972
6.75%, 09/15/2029#	500,000	557,283
6.75%, 03/15/2031	250,000	285,793
Federal Home Loan Mtg. Corp. FRS
5.74%, (RFUCCT6M+1.49%), 02/01/2037	34,386	34,555
Federal National Mtg. Assoc.
1.50%, 12/01/2050 to 03/01/2051	21,398,243	15,991,824
2.00%, 11/01/2035 to 03/01/2052	225,179,009	180,036,241
2.50%, 12/01/2026 to 05/01/2052	185,382,334	155,889,035
3.00%, 10/01/2027 to 04/01/2052	104,781,486	92,243,074
3.50%, 08/01/2026 to 04/01/2052	58,043,378	52,439,457
4.00%, 11/01/2025 to 08/01/2052	58,807,493	54,678,099
4.50%, 10/01/2024 to 10/01/2049	16,248,358	15,697,316
5.00%, 10/01/2024 to 08/01/2052	36,913,059	35,867,978
5.50%, 04/01/2033 to 04/01/2053	10,473,287	10,388,779
6.00%, 02/01/2032 to 09/01/2053	51,825,082	52,074,991
6.50%, 10/01/2037 to 10/01/2053	6,817,201	6,938,724
Federal National Mtg. Assoc. FRS
5.44%, (RFUCCT1Y+1.57%), 05/01/2037	64,805	66,269
5.64%, (H15T1Y+2.27%), 11/01/2036	161,297	165,888
6.07%, (RFUCCT1Y+1.82%), 10/01/2040	72,245	74,333
6.08%, (RFUCCT1Y+1.83%), 10/01/2040	262,610	269,476

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc.
2.00%, 11/20/2050	$ 10,629,745	$ 8,654,966
2.50%, 05/20/2050 to 12/20/2051	28,703,694	24,333,691
3.00%, 02/20/2045 to 02/20/2052	42,704,220	37,732,381
3.50%, 03/20/2045 to 10/20/2047	1,778,503	1,629,979
4.00%, 03/20/2044 to 05/20/2048	2,146,159	2,028,035
4.50%, 05/15/2039 to 07/20/2052	24,006,353	23,009,818
5.50%, 12/15/2039 to 05/20/2053	16,744,983	16,652,522
6.00%, 10/15/2039	67,890	68,844
		1,082,045,924
Total U.S. Government & Agency Obligations (cost $1,545,093,680)		1,357,077,936
FOREIGN GOVERNMENT OBLIGATIONS — 2.4%
Banks — 0.4%
BNG Bank NV
0.50%, 11/24/2025*	1,102,000	1,022,660
Development Bank of Japan, Inc.
1.75%, 02/18/2025*	4,660,000	4,499,323
Industrial Bank of Korea
1.04%, 06/22/2025*	4,613,000	4,365,515
		9,887,498
Regional(State/Province) — 0.1%
Province of British Columbia Canada
4.20%, 07/06/2033	3,292,000	3,175,031
Sovereign — 1.9%
Chile Government International Bond
5.33%, 01/05/2054	800,000	762,670
Emirate of Abu Dhabi
2.50%, 04/16/2025	1,800,000	1,744,121
2.70%, 09/02/2070	3,000,000	1,730,616
3.88%, 04/16/2050	500,000	395,350
Export-Import Bank of India
3.25%, 01/15/2030	1,450,000	1,295,821
Federal Republic of Brazil
7.13%, 05/13/2054	200,000	199,846
Government of Romanian
6.63%, 02/17/2028	2,000,000	2,053,128
7.13%, 01/17/2033	1,100,000	1,157,033
Kingdom of Saudi Arabia
5.00%, 01/16/2034*	1,300,000	1,275,521
5.75%, 01/16/2054*	2,000,000	1,929,112
Republic of Chile
4.95%, 01/05/2036	1,300,000	1,253,332
Republic of Colombia
7.38%, 09/18/2037	1,300,000	1,274,015
Republic of Hungary
5.50%, 03/26/2036*	2,600,000	2,496,094
6.75%, 09/25/2052	1,200,000	1,271,462
Republic of Indonesia
4.40%, 03/10/2029	2,600,000	2,530,745
5.10%, 02/10/2054	1,300,000	1,243,746
8.50%, 10/12/2035	1,000,000	1,264,625
Republic of Italy
3.88%, 05/06/2051	1,462,000	1,006,201
Republic of Ivory Coast
6.13%, 06/15/2033	500,000	437,807
8.25%, 01/30/2037*	800,000	780,920
Republic of Panama
3.30%, 01/19/2033	1,600,000	1,208,192
7.50%, 03/01/2031	1,000,000	1,025,168
Security Description	Shares or Principal Amount	Value

Sovereign (continued)
Republic of Paraguay
6.00%, 02/09/2036*#	$ 800,000	$ 801,200
Republic of Peru
7.35%, 07/21/2025	1,900,000	1,947,044
8.75%, 11/21/2033	1,450,000	1,773,864
Republic of Philippines
2.65%, 12/10/2045	500,000	323,910
Republic of Poland
3.25%, 04/06/2026#	1,400,000	1,360,324
4.88%, 10/04/2033	1,400,000	1,368,503
5.50%, 04/04/2053	1,250,000	1,243,750
Republic of the Philippines
3.75%, 01/14/2029	600,000	567,855
Republic of Trinidad & Tobago
4.50%, 08/04/2026	500,000	484,500
State of Qatar
3.40%, 04/16/2025	2,600,000	2,547,714
4.00%, 03/14/2029	800,000	777,848
4.40%, 04/16/2050	1,200,000	1,044,480
United Mexican States
4.28%, 08/14/2041	3,603,000	2,849,759
6.00%, 05/07/2036	1,200,000	1,194,272
6.34%, 05/04/2053	545,000	531,060
6.35%, 02/09/2035	1,000,000	1,022,860
6.40%, 05/07/2054	2,600,000	2,557,814
		50,732,282
Total Foreign Government Obligations (cost $65,881,363)		63,794,811
COMMON STOCKS — 0.3%
Oil Field Machinery & Equipment — 0.3%
Hi-Crush, Inc.(5)(6) (cost $746,075)	123	7,578,891
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%#† (cost $102,167)	6,617	22,961
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	186,000	186
Total Long-Term Investment Securities (cost $2,801,099,935)		2,549,805,054
SHORT-TERM INVESTMENTS — 4.7%
Unaffiliated Investment Companies — 4.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.43%(7)	99,476,695	99,516,486

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(7)(8)	23,923,150	$ 23,923,150
Total Short-Term Investments (cost $123,440,217)		123,439,636
TOTAL INVESTMENTS (cost $2,924,540,152)	101.4%	2,673,244,690
Other assets less liabilities	(1.4)	(37,765,376)
NET ASSETS	100.0%	$2,635,479,314
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At February 29, 2024, the aggregate value of these securities was $303,042,593 representing 11.5% of net assets.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 29, 2024.
(5)	Securities classified as Level 3 (see Note 1).
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	12/22/2021	123	$746,075	$7,578,891	$61,617.00	0.3%
(7)	The rate shown is the 7-day yield as of February 29, 2024.
(8)	At February 29, 2024, the Fund had loaned securities with a total value of $73,385,324. This was secured by collateral of $23,923,150, which was received in cash and subsequently invested in short-term investments currently valued at $23,923,150 as reported in the Portfolio of Investments. Additional collateral of $51,791,877 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
Federal Home Loan Mtg. Corp.	1.50% to 6.50%	07/25/2033 to 08/25/2056	$4,188,925
Federal National Mtg. Assoc.	1.75% to 6.32%	01/25/2027 to 03/25/2060	2,451,605
Government National Mtg. Assoc.	1.50% to 6.32%	01/20/2035 to 05/16/2065	22,673,326
United States Treasury Bills	0.00%	04/04/2024 to 02/20/2025	4,684,393
United States Treasury Notes/Bonds	0.00% to 6.00%	03/15/2024 to 02/15/2054	17,793,628
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at February 29, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$1,052,213,389	$—	$1,052,213,389
Asset Backed Securities	—	35,328,586	—	35,328,586
Collateralized Mortgage Obligations	—	33,788,294	—	33,788,294
U.S. Government & Agency Obligations	—	1,357,077,936	—	1,357,077,936
Foreign Government Obligations	—	63,794,811	—	63,794,811
Common Stocks	—	—	7,578,891	7,578,891
Preferred Stocks	22,961	—	—	22,961
Escrows and Litigation Trusts	—	186	—	186
Short-Term Investments	123,439,636	—	—	123,439,636
Total Investments at Value	$123,462,597	$2,542,203,202	$7,578,891	$2,673,244,690
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.6%
Aerospace/Defense — 3.4%
L3Harris Technologies, Inc.	46,544	$ 9,851,503
Northrop Grumman Corp.	6,570	3,028,901
RTX Corp.	111,100	9,962,337
		22,842,741
Agriculture — 0.9%
British American Tobacco PLC ADR#	195,179	5,833,900
Apparel — 0.4%
Ralph Lauren Corp.	6,167	1,146,569
Tapestry, Inc.	38,649	1,836,987
		2,983,556
Auto Manufacturers — 1.9%
General Motors Co.	305,470	12,518,161
Auto Parts & Equipment — 0.2%
Lear Corp.	11,686	1,605,072
Banks — 9.7%
Bank of America Corp.	77,716	2,682,756
Citigroup, Inc.	237,368	13,171,551
Citizens Financial Group, Inc.	89,264	2,801,997
First Citizens BancShares, Inc., Class A	6,581	10,357,244
Goldman Sachs Group, Inc.	8,026	3,122,515
JPMorgan Chase & Co.	70,803	13,173,606
PNC Financial Services Group, Inc.	16,620	2,446,464
UBS Group AG	76,358	2,178,580
Wells Fargo & Co.	268,692	14,936,588
		64,871,301
Beverages — 2.0%
Coca-Cola Co.	78,020	4,682,760
Constellation Brands, Inc., Class A	5,731	1,424,268
Diageo PLC	128,155	4,794,996
Keurig Dr Pepper, Inc.	44,754	1,338,592
Pernod Ricard SA	6,383	1,072,788
		13,313,404
Biotechnology — 0.3%
Gilead Sciences, Inc.	28,600	2,062,060
Building Materials — 1.3%
Johnson Controls International PLC	39,026	2,313,071
Vulcan Materials Co.	25,250	6,712,713
		9,025,784
Chemicals — 2.6%
Air Products and Chemicals, Inc.	7,600	1,778,704
International Flavors & Fragrances, Inc.	34,180	2,580,590
Linde PLC	14,630	6,566,237
PPG Industries, Inc.	45,075	6,382,620
		17,308,151
Computers — 3.0%
Apple, Inc.	24,310	4,394,033
Cognizant Technology Solutions Corp., Class A	71,633	5,660,440
Leidos Holdings, Inc.	77,297	9,883,194
		19,937,667
Cosmetics/Personal Care — 1.6%
Procter & Gamble Co.	24,920	3,960,785
Unilever PLC ADR	135,641	6,642,340
		10,603,125
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 5.5%
American Express Co.	9,720	$ 2,132,763
Apollo Global Management, Inc.	76,010	8,497,918
Capital One Financial Corp.	24,600	3,385,206
Charles Schwab Corp.	16,851	1,125,310
Intercontinental Exchange, Inc.	26,872	3,719,622
Mastercard, Inc., Class A	5,080	2,411,781
Raymond James Financial, Inc.	27,972	3,365,591
Visa, Inc., Class A	44,038	12,446,900
		37,085,091
Electric — 4.3%
American Electric Power Co., Inc.	58,809	5,009,939
DTE Energy Co.	21,400	2,318,690
Edison International	57,658	3,921,897
Exelon Corp.	57,994	2,078,505
PG&E Corp.	178,035	2,971,404
Public Service Enterprise Group, Inc.	29,346	1,831,190
Sempra	150,536	10,627,842
		28,759,467
Electronics — 0.5%
Allegion PLC	24,031	3,072,844
Environmental Control — 0.6%
Waste Management, Inc.	19,230	3,954,649
Food — 2.7%
Kraft Heinz Co.	266,893	9,415,985
Mondelez International, Inc., Class A	64,760	4,732,013
Nestle SA ADR	37,790	3,929,027
		18,077,025
Healthcare-Products — 3.1%
Baxter International, Inc.	198,153	8,108,421
Koninklijke Philips NV†	207,067	4,145,293
Medtronic PLC	92,159	7,682,374
Thermo Fisher Scientific, Inc.	2,067	1,178,562
		21,114,650
Healthcare-Services — 3.5%
Elevance Health, Inc.	14,907	7,472,134
Fortrea Holdings, Inc.†	46,561	1,747,900
Humana, Inc.	9,066	3,176,001
Laboratory Corp. of America Holdings	33,570	7,245,413
UnitedHealth Group, Inc.	7,280	3,593,408
		23,234,856
Home Furnishings — 0.9%
Panasonic Holdings Corp.	251,600	2,371,489
Sony Group Corp.	45,700	3,928,908
		6,300,397
Household Products/Wares — 0.3%
Henkel AG & Co. KGaA (Preference Shares)	25,588	1,924,644
Housewares — 0.1%
Newell Brands, Inc.	115,008	862,560
Insurance — 6.3%
Chubb, Ltd.	20,250	5,096,318
Equitable Holdings, Inc.	50,561	1,731,209
Fidelity National Financial, Inc.	84,503	4,274,162
First American Financial Corp.	6,752	394,384
Hartford Financial Services Group, Inc.	40,141	3,847,113
MetLife, Inc.	103,245	7,200,306
Prudential Financial, Inc.	33,310	3,630,457

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential PLC	212,394	$ 2,098,866
Travelers Cos., Inc.	27,930	6,171,413
Willis Towers Watson PLC	28,963	7,895,603
		42,339,831
Internet — 0.6%
Alibaba Group Holding, Ltd.	166,100	1,540,645
Meta Platforms, Inc., Class A	5,500	2,695,715
		4,236,360
Machinery-Construction & Mining — 0.3%
Komatsu, Ltd.	69,700	2,021,931
Machinery-Diversified — 0.7%
CNH Industrial NV	194,881	2,328,828
Westinghouse Air Brake Technologies Corp.	17,265	2,439,372
		4,768,200
Media — 3.1%
Comcast Corp., Class A	362,810	15,546,409
Fox Corp., Class A	92,974	2,769,695
Walt Disney Co.	24,430	2,725,899
		21,042,003
Mining — 0.3%
Freeport-McMoRan, Inc.	51,330	1,940,787
Miscellaneous Manufacturing — 0.2%
Siemens AG	6,394	1,264,605
Oil & Gas — 5.3%
BP PLC	1,471,480	8,591,767
Chevron Corp.	32,479	4,937,133
EQT Corp.	26,080	968,872
Exxon Mobil Corp.	22,000	2,299,440
Pioneer Natural Resources Co.	17,150	4,033,508
Shell PLC	333,771	10,357,501
Suncor Energy, Inc.#	132,838	4,564,314
		35,752,535
Packaging & Containers — 0.8%
Sealed Air Corp.	161,002	5,614,140
Pharmaceuticals — 8.2%
AstraZeneca PLC	42,292	5,354,629
Bayer AG	97,577	2,964,327
Becton Dickinson & Co.	28,340	6,675,487
Bristol-Myers Squibb Co.	21,146	1,073,160
Cardinal Health, Inc.	64,780	7,254,064
Cencora, Inc.	8,892	2,094,955
Cigna Group	16,483	5,540,596
CVS Health Corp.	21,503	1,599,178
Eli Lilly & Co.	6,556	4,941,126
Johnson & Johnson	26,530	4,281,411
Merck & Co., Inc.	42,710	5,430,576
Pfizer, Inc.	35,986	955,788
Sanofi SA	74,764	7,103,320
		55,268,617
Pipelines — 2.6%
Enbridge, Inc.	173,180	5,960,855
Enterprise Products Partners LP	159,675	4,383,079
Williams Cos., Inc.	195,500	7,026,270
		17,370,204
Security Description	Shares or Principal Amount	Value

Private Equity — 0.4%
Carlyle Group, Inc.	62,790	$ 2,878,921
REITS — 2.2%
American Tower Corp.	20,400	4,056,744
AvalonBay Communities, Inc.	21,400	3,788,442
Crown Castle, Inc.	23,377	2,570,067
Mid-America Apartment Communities, Inc.	15,997	2,010,503
Public Storage	9,200	2,611,604
		15,037,360
Retail — 2.3%
Dollar General Corp.	48,171	6,999,728
Home Depot, Inc.	13,040	4,963,155
Ross Stores, Inc.	14,703	2,190,159
Swatch Group AG	4,705	1,110,960
		15,264,002
Semiconductors — 3.0%
Broadcom, Inc.	4,250	5,527,083
Intel Corp.	69,410	2,988,101
Samsung Electronics Co., Ltd. GDR	5,888	8,020,276
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,802	2,161,913
Texas Instruments, Inc.	8,880	1,485,890
		20,183,263
Software — 6.8%
Fidelity National Information Services, Inc.	131,511	9,099,246
Microsoft Corp.	46,477	19,224,746
Oracle Corp.	38,090	4,253,891
SAP SE ADR	23,090	4,337,919
SS&C Technologies Holdings, Inc.	142,637	9,094,535
		46,010,337
Telecommunications — 3.4%
AT&T, Inc.	190,752	3,229,431
Cisco Systems, Inc.	133,683	6,466,247
Rogers Communications, Inc., Class B	39,457	1,746,150
T-Mobile US, Inc.	29,900	4,882,670
Verizon Communications, Inc.	164,656	6,589,533
		22,914,031
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.	35,145	1,767,442
Transportation — 1.0%
Union Pacific Corp.	18,250	4,629,842
United Parcel Service, Inc., Class B	15,880	2,354,369
		6,984,211
Total Long-Term Investment Securities (cost $577,859,820)		649,949,885
SHORT-TERM INVESTMENTS — 4.0%
Unaffiliated Investment Companies — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.43%(1)	18,368,794	18,376,142
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(1)	3,782,985	3,782,984

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(1)(2)	4,432,988	$ 4,432,988
Total Short-Term Investments (cost $26,592,114)		26,592,114
TOTAL INVESTMENTS (cost $604,451,934)	100.6%	676,541,999
Other assets less liabilities	(0.6)	(3,882,777)
NET ASSETS	100.0%	$672,659,222
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 29, 2024.
(2)	At February 29, 2024, the Fund had loaned securities with a total value of $6,723,623. This was secured by collateral of $4,432,988, which was received in cash and subsequently invested in short-term investments currently valued at $4,432,988 as reported in the Portfolio of Investments. Additional collateral of $2,388,021 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Bills	0.00%	04/04/2024 to 05/28/2024	$208,295
United States Treasury Notes/Bonds	0.13% to 4.75%	03/31/2024 to 11/15/2053	2,179,726
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Banks	$62,692,721	$2,178,580	$—	$64,871,301
Beverages	7,445,620	5,867,784	—	13,313,404
Healthcare-Products	16,969,357	4,145,293	—	21,114,650
Home Furnishings	—	6,300,397	—	6,300,397
Household Products/Wares	—	1,924,644	—	1,924,644
Insurance	40,240,965	2,098,866	—	42,339,831
Internet	2,695,715	1,540,645	—	4,236,360
Machinery-Construction & Mining	—	2,021,931	—	2,021,931
Miscellaneous Manufacturing	—	1,264,605	—	1,264,605
Oil & Gas	16,803,267	18,949,268	—	35,752,535
Pharmaceuticals	39,846,341	15,422,276	—	55,268,617
Retail	14,153,042	1,110,960	—	15,264,002
Semiconductors	12,162,987	8,020,276	—	20,183,263
Other Industries	366,094,345	—	—	366,094,345
Short-Term Investments	26,592,114	—	—	26,592,114
Total Investments at Value	$605,696,474	$70,845,525	$—	$676,541,999
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 81.3%
Domestic Equity Investment Companies — 53.7%
VALIC Company I Capital Appreciation Fund	275,263	$ 5,351,121
VALIC Company I Dividend Value Fund	695,764	8,502,237
VALIC Company I Growth Fund	368,188	5,382,911
VALIC Company I Large Capital Growth Fund	281,009	5,766,305
VALIC Company I Mid Cap Index Fund	57,414	1,546,158
VALIC Company I Mid Cap Strategic Growth Fund	88,088	1,642,848
VALIC Company I Mid Cap Value Fund	94,633	1,827,357
VALIC Company I Small Cap Growth Fund	56,729	908,801
VALIC Company I Small Cap Index Fund	41,110	624,462
VALIC Company I Small Cap Special Values Fund	80,221	1,009,183
VALIC Company I Small Cap Value Fund	24,776	305,245
VALIC Company I Stock Index Fund	235,338	12,891,804
VALIC Company I Systematic Core Fund	314,405	9,454,158
VALIC Company I Systematic Growth Fund	216,117	3,974,390
VALIC Company I Systematic Value Fund	870,643	11,927,803
VALIC Company I U.S. Socially Responsible Fund	376,463	7,792,772
Total Domestic Equity Investment Companies (cost $71,690,785)		78,907,555
Domestic Fixed Income Investment Companies — 17.7%
VALIC Company I Core Bond Fund	1,769,097	17,425,606
VALIC Company I Government Securities Fund	604,645	5,689,708
VALIC Company I High Yield Bond Fund	155,420	1,120,578
VALIC Company I Inflation Protected Fund	188,825	1,808,940
Total Domestic Fixed Income Investment Companies (cost $28,825,324)		26,044,832
International Equity Investment Companies — 9.5%
VALIC Company I Emerging Economies Fund	117,553	710,023
VALIC Company I Global Real Estate Fund	257,759	1,683,165
VALIC Company I International Equities Index Fund	307,927	2,528,083
VALIC Company I International Growth Fund	220,359	2,575,995
VALIC Company I International Opportunities Fund	26,842	397,261
VALIC Company I International Socially Responsible Fund	74,666	1,839,776
VALIC Company I International Value Fund	407,989	4,198,202
Total International Equity Investment Companies (cost $13,653,404)		13,932,505
International Fixed Income Investment Companies — 0.4%
VALIC Company I International Government Bond Fund (cost $585,421)	52,388	514,451
Total Affiliated Investment Companies (cost $114,754,934)		119,399,343
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.7%
U.S. Government — 14.7%
United States Treasury Notes
1.25%, 08/15/2031	$3,912,600	3,167,066
1.38%, 11/15/2031	2,637,900	2,141,130
1.88%, 02/15/2032(2)	1,913,800	1,607,069
2.75%, 08/15/2032	780,900	697,167
2.88%, 05/15/2032	4,005,700	3,620,464
3.38%, 05/15/2033	2,536,600	2,366,370
3.50%, 02/15/2033	927,200	874,646
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.88%, 08/15/2033	$5,139,900	$ 4,986,506
4.13%, 11/15/2032(2)	1,295,700	1,281,984
4.50%, 11/15/2033	815,900	831,326
Total U.S. Government & Agency Obligations (cost $22,719,819)		21,573,728
PURCHASED OPTIONS† — 0.5%
Purchased Options - Puts — 0.5%
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/19/2024; Strike Price: $4,375.00; Counterparty: Bank of America International)	1,000	23,144
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/19/2024; Strike Price: $4,375.00; Counterparty: Citibank, N.A.)	6,500	150,433
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/19/2024; Strike Price: $4,375.00; Counterparty: Goldman Sachs International)	1,000	23,144
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/16/2024; Strike Price: $4,475.00; Counterparty: Bank of America International)	1,500	54,231
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/16/2024; Strike Price: $4,475.00; Counterparty: Goldman Sachs International)	5,500	198,849
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/20/2024; Strike Price: $4,625.00; Counterparty: UBS AG)	5,500	326,372
Total Purchased Options (cost $1,453,487)		776,173
Total Long-Term Investment Securities (cost $138,928,240)		141,749,244
SHORT-TERM INVESTMENTS — 4.4%
Unaffiliated Investment Companies — 4.4%
AllianceBernstein Government STIF Portfolio, Class AB 5.38%(3) (cost $6,507,174)	6,507,174	6,507,174
TOTAL INVESTMENTS (cost $145,435,414)	100.9%	148,256,418
Other assets less liabilities	(0.9)	(1,386,428)
NET ASSETS	100.0%	$146,869,990
#	The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of February 29, 2024.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
110	Long	S&P 500 E-Mini Index	March 2024	$26,865,817	$28,070,625	$1,204,808
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$119,399,343	$—	$—	$119,399,343
U.S. Government & Agency Obligations	—	21,573,728	—	21,573,728
Purchased Options	—	776,173	—	776,173
Short-Term Investments	6,507,174	—	—	6,507,174
Total Investments at Value	$125,906,517	$22,349,901	$—	$148,256,418
Other Financial Instruments:†
Futures Contracts	$1,204,808	$—	$—	$1,204,808
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Bermuda — 1.0%
Credicorp., Ltd.	23,485	$ 4,013,117
Kunlun Energy Co., Ltd.	2,706,000	2,308,898
		6,322,015
Brazil — 6.3%
Banco do Brasil SA	517,772	6,026,491
BB Seguridade Participacoes SA	620,227	4,159,717
Cury Construtora e Incorporadora SA	560,559	2,174,082
Itau Unibanco Holding SA (Preference Shares)	737,893	5,037,937
Petroleo Brasileiro SA (Preference Shares)	1,356,387	10,952,379
Porto Seguro SA	348,243	2,000,728
Suzano SA	257,978	2,924,315
Telefonica Brasil SA	235,546	2,581,430
TIM SA	1,005,276	3,674,411
Vale SA	174,093	2,346,058
		41,877,548
Cayman Islands — 12.0%
Alibaba Group Holding, Ltd.	1,837,944	17,047,682
ASMPT, Ltd.	190,900	2,344,454
JD.com, Inc., Class A	429,000	4,854,578
Meituan, Class B*†	568,480	5,768,696
NetEase, Inc.	365,400	7,876,453
NU Holdings, Ltd., Class A†	130,997	1,451,447
PDD Holdings, Inc. ADR†	57,711	7,187,328
SITC International Holdings Co., Ltd.	1,262,000	2,071,343
Tencent Holdings, Ltd.	683,500	24,016,749
Vipshop Holdings, Ltd. ADR†	138,911	2,674,037
Xiaomi Corp.*†	2,406,600	4,069,373
		79,362,140
Chile — 0.3%
Banco de Chile	16,938,759	1,963,792
China — 15.0%
Aluminum Corp. of China, Ltd.	3,818,000	1,906,336
Anhui Heli Co., Ltd., Class A	662,800	1,976,462
Anker Innovations Technology Co., Ltd., Class A	167,900	1,895,011
BYD Co., Ltd.	173,000	4,257,657
China CITIC Bank Corp., Ltd.	3,741,000	1,994,036
China Merchants Bank Co., Ltd.	1,436,000	5,578,264
China Merchants Energy Shipping Co., Ltd., Class A	3,849,518	3,851,612
China Pacific Insurance Group Co., Ltd.	1,928,800	3,668,387
China Petroleum & Chemical Corp.	8,562,000	4,742,590
China Shenhua Energy Co., Ltd.	835,500	3,231,641
Chongqing Changan Automobile Co., Ltd., Class A	770,800	1,585,137
CMOC Group, Ltd.	3,990,000	2,469,561
Foxconn Industrial Internet Co., Ltd., Class A	942,800	2,451,899
GF Securities Co., Ltd.	1,968,200	2,122,749
Gree Electric Appliances, Inc. of Zhuhai, Class A	656,400	3,558,870
Guangdong Dongpeng Holdings Co., Ltd., Class A	1,485,700	1,569,814
Haier Smart Home Co., Ltd.	806,800	2,457,713
Hisense Home Appliances Group Co., Ltd.#	754,000	2,390,178
HLA Corp., Ltd., Class A	1,785,700	2,139,555
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	516,300	2,036,096
Jiangxi Copper Co., Ltd.	1,890,000	2,822,135
Jiayou International Logistics Co., Ltd., Class A	601,380	1,932,877
Lens Technology Co., Ltd., Class A	1,163,823	1,959,643
Lingyi iTech Guangdong Co.	2,038,800	1,558,530
Midea Group Co., Ltd., Class A	238,900	2,076,333
PetroChina Co., Ltd.	6,582,000	5,200,181
PICC Property & Casualty Co., Ltd.	2,638,000	3,604,989
Ping An Insurance Group Co. of China, Ltd.	1,157,000	5,152,919
Security Description	Shares or Principal Amount	Value

China (continued)
Sailun Group Co, Ltd., Class A	745,500	$ 1,493,782
Shenzhen Transsion Holdings Co., Ltd., Class A	106,936	2,359,090
Sinotrans, Ltd.	5,315,000	2,263,388
Weichai Power Co., Ltd.	1,956,000	3,851,920
Wuliangye Yibin Co., Ltd., Class A	100,500	1,978,189
XGD, Inc., Class A	560,966	1,781,449
Yutong Bus Co., Ltd., Class A	1,065,500	2,765,991
Zhuzhou CRRC Times Electric Co., Ltd.	891,900	2,612,176
		99,297,160
Colombia — 0.3%
Ecopetrol SA ADR#	155,083	1,814,471
Greece — 1.1%
Mytilineos SA	64,750	2,519,349
National Bank of Greece SA†	370,827	2,903,311
OPAP SA	107,569	1,959,658
		7,382,318
Hong Kong — 1.7%
AIA Group, Ltd.	281,200	2,275,545
BYD Electronic International Co., Ltd.	536,000	2,017,854
Cathay Pacific Airways, Ltd.#†	1,759,000	1,906,134
Lenovo Group, Ltd.	1,812,000	2,013,315
Sinotruk Hong Kong, Ltd.	1,040,500	2,744,678
		10,957,526
Hungary — 0.9%
MOL Hungarian Oil & Gas PLC	271,658	2,161,543
OTP Bank Nyrt	74,569	3,575,771
		5,737,314
India — 14.5%
Apollo Tyres, Ltd.	349,741	2,182,640
Bank of Baroda	716,886	2,309,804
Bharat Electronics, Ltd.	1,117,413	2,771,698
Birlasoft, Ltd.	200,378	1,870,182
Canara Bank	393,089	2,698,245
HCL Technologies, Ltd.	262,537	5,310,162
HDFC Bank, Ltd.	298,527	5,045,117
HDFC Bank, Ltd. ADR	50,908	2,723,578
ICICI Bank, Ltd. ADR	415,358	10,637,318
Indian Oil Corp., Ltd.	1,005,362	2,010,115
Infosys, Ltd. ADR	483,557	9,651,798
InterGlobe Aviation, Ltd.*†	62,458	2,374,783
Mahanagar Gas, Ltd.	123,882	2,222,562
Manappuram Finance, Ltd.	1,085,456	2,299,879
Natco Pharma, Ltd.	188,045	2,257,492
NCC, Ltd.	799,030	2,386,477
Oil & Natural Gas Corp., Ltd.	1,369,133	4,354,995
Oil India, Ltd.	497,489	3,310,873
Power Finance Corp., Ltd.	412,939	2,000,115
Reliance Industries, Ltd. GDR*	106,490	7,582,088
Shriram Finance, Ltd.	96,295	2,836,087
State Bank of India	574,834	5,191,188
Sun TV Network, Ltd.	230,997	1,728,513
Tata Consultancy Services, Ltd.	77,989	3,875,183
Tata Motors, Ltd.	318,385	3,647,118
Zensar Technologies, Ltd.	332,274	2,186,990
		95,465,000

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia — 0.9%
Bank Mandiri Persero Tbk PT	8,864,500	$ 3,937,240
United Tractors Tbk PT	1,138,500	1,705,800
		5,643,040
Malaysia — 0.3%
CIMB Group Holdings Bhd	1,480,500	2,015,597
Mexico — 2.3%
Banco del Bajio SA*	551,372	2,040,926
Coca-Cola Femsa SAB de CV ADR	31,346	3,042,129
Grupo Aeroportuario del Sureste SAB de CV, Class B	95,724	2,808,159
Grupo Financiero Banorte SAB de CV, Class O	727,844	7,528,574
		15,419,788
Panama — 0.5%
Copa Holdings SA, Class A	36,028	3,511,649
Poland — 0.9%
Bank Polska Kasa Opieki SA	68,486	2,968,337
Powszechny Zaklad Ubezpieczen SA	238,763	2,936,971
		5,905,308
Russia — 0.0%
Gazprom PJSC†(1)(2)	1,262,418	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	2,290,683	0
Sberbank of Russia PJSC(1)(2)	1,300,000	0
Severstal PAO GDR†(1)(2)	75,082	0
		0
Saudi Arabia — 1.6%
Etihad Etisalat Co.	172,239	2,539,382
Riyadh Cables Group Co.	71,010	2,121,354
Saudi National Bank	500,674	5,684,498
		10,345,234
South Africa — 3.3%
Bid Corp., Ltd.	114,688	2,681,393
Exxaro Resources, Ltd.	184,759	1,711,971
FirstRand, Ltd.	1,710,505	5,778,872
Mr. Price Group, Ltd.	230,645	2,050,952
Sanlam, Ltd.	701,776	2,691,375
Standard Bank Group, Ltd.	487,198	5,124,625
Truworths International, Ltd.	465,892	1,744,933
		21,784,121
South Korea — 15.1%
AfreecaTV Co., Ltd.	25,090	2,420,846
Coway Co., Ltd.	45,385	1,851,693
DB Insurance Co., Ltd.†	32,673	2,427,927
Hana Financial Group, Inc.	81,060	3,451,843
Hankook Tire & Technology Co., Ltd.	61,821	2,520,880
Hyundai Glovis Co., Ltd.†	13,149	1,884,399
Hyundai Motor Co.	31,666	5,972,440
Industrial Bank of Korea†	242,416	2,550,947
KB Financial Group, Inc.	82,169	3,889,040
Kia Corp.†	79,306	7,459,170
Korean Air Lines Co., Ltd.	124,863	2,159,895
Samsung C&T Corp.	34,016	4,009,663
Samsung Electronics Co., Ltd.	562,026	30,851,890
Samsung Electronics Co., Ltd. GDR*	1,448	1,969,280
Samsung Life Insurance Co., Ltd.	44,209	3,220,819
Samsung SDS Co., Ltd.	20,832	2,507,084
Samsung Securities Co. Ltd.	72,433	2,263,199
Shinhan Financial Group Co., Ltd.	99,179	3,227,313
Security Description	Shares or Principal Amount	Value

South Korea (continued)
SK Hynix, Inc.	86,704	$ 10,274,264
S-Oil Corp.	44,675	2,565,755
SOLUM Co., Ltd.†	88,332	1,923,977
		99,402,324
Taiwan — 14.2%
Accton Technology Corp.	135,000	2,220,668
Arcadyan Technology Corp.	351,000	2,045,972
ASE Technology Holding Co., Ltd.	455,000	1,995,366
Eva Airways Corp.	2,104,000	2,094,991
Evergreen Marine Corp. Taiwan, Ltd.	527,000	2,757,495
Largan Precision Co., Ltd.	33,835	2,765,834
MediaTek, Inc.	234,000	8,412,196
Micro-Star International Co., Ltd.	343,000	2,067,995
Novatek Microelectronics Corp.	227,000	4,328,624
Powertech Technology, Inc.	427,000	2,110,131
Primax Electronics, Ltd.	842,000	1,936,915
Taiwan Semiconductor Manufacturing Co., Ltd.	2,635,000	57,304,611
Tripod Technology Corp.	308,000	2,031,996
United Microelectronics Corp.	1,289,000	1,984,361
		94,057,155
Thailand — 1.9%
Bangchak Corp. PCL	1,596,500	1,850,653
Krung Thai Bank PCL	6,321,400	2,837,712
PTT Exploration & Production PCL	1,252,300	5,272,474
Thai Oil PCL	1,414,200	2,237,721
		12,198,560
Turkey — 1.1%
BIM Birlesik Magazalar AS	231,686	2,878,389
Ford Otomotiv Sanayi AS	68,474	2,229,738
Turk Hava Yollari AO†	271,875	2,451,117
		7,559,244
United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC	1,100,577	2,570,162
Abu Dhabi Islamic Bank PJSC	754,850	2,310,626
Dubai Islamic Bank PJSC	1,651,860	2,897,844
Emaar Properties PJSC	879,066	1,942,325
Emirates NBD Bank PJSC	621,049	3,094,788
		12,815,745
United Kingdom — 0.6%
Rio Tinto PLC	66,460	4,265,025
Total Long-Term Investment Securities (cost $620,431,058)		645,102,074

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(3)(4) (cost $664,368)	664,368	$ 664,368
TOTAL INVESTMENTS (cost $621,095,426)	97.8%	645,766,442
Other assets less liabilities	2.2	14,718,029
NET ASSETS	100.0%	$660,484,471
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At February 29, 2024, the aggregate value of these securities was $23,805,146 representing 3.6% of net assets.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	06/10/2021	1,262,418	$4,856,005	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	12/14/2020	6,702	4,530
	12/16/2020	187,873	134,493
	02/10/2021	2,096,108	1,468,240
		2,290,683	1,607,263	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Sberbank of Russia PJSC
	11/12/2020	664,800	$2,189,656
	11/20/2020	136,860	443,444
	12/14/2020	29,992	120,624
	12/16/2020	137,196	538,640
	11/24/2021	331,152	1,424,053
		1,300,000	4,716,417	$0	$0.00	0.0%
Severstal PAO GDR
	10/30/2020	51,320	695,308
	11/20/2020	10,696	154,403
	12/14/2020	2,344	39,368
	12/16/2020	10,722	184,609
		75,082	1,073,688	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of February 29, 2024.
(4)	At February 29, 2024, the Fund had loaned securities with a total value of $2,868,805. This was secured by collateral of $664,368, which was received in cash and subsequently invested in short-term investments currently valued at $664,368 as reported in the Portfolio of Investments. Additional collateral of $2,343,734 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Bills	0.00%	03/14/2024 to 08/22/2024	$405,886
United States Treasury Notes/Bonds	0.13% to 5.50%	03/31/2024 to 11/15/2053	1,937,848
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Industry Allocation*
Semiconductors	18.5%
Banks	18.1
Internet	9.7
Oil & Gas	8.7
Insurance	4.6
Auto Manufacturers	4.5
Computers	3.7
Telecommunications	3.0
Diversified Financial Services	2.6
Software	2.3
Transportation	2.2
Airlines	2.2
Home Furnishings	2.2
Mining	2.0
Electronics	1.8
Engineering & Construction	1.7
Auto Parts & Equipment	1.5
Food	1.1

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Industry Allocation*(continued)
Miscellaneous Manufacturing	1.1%
Retail	0.9
Beverages	0.8
Coal	0.7
Electric	0.7
Forest Products & Paper	0.4
Aerospace/Defense	0.4
Iron/Steel	0.3
Pharmaceuticals	0.3
Electrical Components & Equipment	0.3
Machinery-Diversified	0.3
Entertainment	0.3
Real Estate	0.3
Media	0.3
Building Materials	0.2
Short-Term Investments	0.1
97.8%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$4,013,117	$2,308,898	$—	$6,322,015
Brazil	41,877,548	—	—	41,877,548
Cayman Islands	11,312,812	68,049,328	—	79,362,140
Chile	1,963,792	—	—	1,963,792
Colombia	1,814,471	—	—	1,814,471
India	30,594,782	64,870,218	—	95,465,000
Mexico	15,419,788	—	—	15,419,788
Panama	3,511,649	—	—	3,511,649
Russia	—	—	0	0
South Korea	1,969,280	97,433,044	—	99,402,324
Thailand	10,347,907	1,850,653	—	12,198,560
Other Countries	—	287,764,787	—	287,764,787
Short-Term Investments	664,368	—	—	664,368
Total Investments at Value	$123,489,514	$522,276,928	$0	$645,766,442
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Australia — 4.0%
Goodman Group#	132,196	$ 2,574,516
National Storage REIT	2,160,409	3,187,143
NEXTDC, Ltd.#†	118,165	1,358,220
Rural Funds Group#	153,608	207,194
Scentre Group	1,554,895	3,160,375
		10,487,448
Belgium — 1.0%
Aedifica SA	21,730	1,238,035
Warehouses De Pauw#	53,320	1,423,597
		2,661,632
Canada — 2.7%
Boardwalk Real Estate Investment Trust	15,300	857,134
Canadian Apartment Properties REIT	36,417	1,277,540
Chartwell Retirement Residences(1)	145,800	1,306,361
Granite Real Estate Investment Trust	67,703	3,595,295
		7,036,330
France — 0.7%
Klepierre SA	74,495	1,891,803
Germany — 1.4%
LEG Immobilien SE†	6,430	473,085
Vonovia SE	114,637	3,198,630
		3,671,715
Guernsey — 0.5%
Shurgard Self Storage, Ltd.	27,973	1,200,468
Hong Kong — 2.0%
Link REIT	520,700	2,609,145
Sino Land Co., Ltd.	638,000	689,363
Swire Properties, Ltd.	925,801	1,919,140
		5,217,648
Japan — 9.4%
Comforia Residential REIT, Inc.#	505	966,527
Heiwa Real Estate Co., Ltd.	16,200	424,242
Japan Hotel REIT Investment Corp.	3,270	1,584,850
Japan Logistics Fund, Inc.	542	925,131
Japan Metropolitan Fund Investment Corp.#	4,281	2,525,458
Katitas Co., Ltd.	37,000	496,531
KDX Realty Investment Corp.	460	461,002
Keisei Electric Railway Co., Ltd.	10,400	485,826
Mitsubishi Estate Co., Ltd.	284,200	4,369,415
Mitsui Fudosan Co., Ltd.	297,200	8,071,540
Mitsui Fudosan Logistics Park, Inc.	592	1,676,217
Nomura Real Estate Holdings, Inc.	30,100	748,964
Orix JREIT, Inc.#	1,109	1,171,478
Star Asia Investment Corp.	1,362	504,538
		24,411,719
Mexico — 0.8%
Corp Inmobiliaria Vesta SAB de CV#	334,808	1,175,464
Prologis Property Mexico SA de CV	200,271	890,655
		2,066,119
Singapore — 2.9%
CapitaLand Ascendas REIT	1,236,300	2,534,404
CapitaLand India Trust#(1)	1,973,308	1,480,240
CapitaLand Integrated Commercial Trust	1,331,600	1,951,649
Security Description	Shares or Principal Amount	Value

Singapore (continued)
CapitaLand Investment, Ltd.#	501,400	$ 1,043,093
Parkway Life Real Estate Investment Trust	195,700	512,575
		7,521,961
Spain — 1.2%
Cellnex Telecom SA*	37,012	1,332,009
Merlin Properties Socimi SA	191,185	1,811,714
		3,143,723
Sweden — 0.9%
Castellum AB†	59,292	713,301
Catena AB	38,885	1,593,525
		2,306,826
Switzerland — 0.6%
PSP Swiss Property AG	11,495	1,462,837
United Kingdom — 6.3%
Big Yellow Group PLC	102,304	1,296,461
Derwent London PLC	69,211	1,681,305
Grainger PLC	449,039	1,413,041
Helios Towers PLC†	935,897	890,392
Safestore Holdings PLC	190,005	1,836,660
Segro PLC	261,798	2,797,580
Shaftesbury Capital PLC	578,070	904,191
UNITE Group PLC	455,420	5,521,479
		16,341,109
United States — 63.1%
Alexandria Real Estate Equities, Inc.	36,535	4,557,011
American Homes 4 Rent, Class A	164,033	6,070,861
American Tower Corp.	14,704	2,924,037
Americold Realty Trust, Inc.	66,625	1,685,612
Apartment Income REIT Corp.	76,295	2,313,264
AvalonBay Communities, Inc.	26,659	4,719,443
Boston Properties, Inc.	49,696	3,216,325
Brixmor Property Group, Inc.	260,681	5,893,997
Cousins Properties, Inc.	49,000	1,117,690
CubeSmart	118,885	5,184,575
Digital Realty Trust, Inc.	50,885	7,470,427
Douglas Emmett, Inc.	80,811	1,068,321
Encompass Health Corp.	21,813	1,622,887
Equinix, Inc.	17,719	15,749,002
Equity LifeStyle Properties, Inc.	50,818	3,421,068
Essex Property Trust, Inc.	8,872	2,052,981
Extra Space Storage, Inc.	24,642	3,473,783
Farmland Partners, Inc.#	45,733	539,649
Federal Realty Investment Trust	25,298	2,551,303
Healthpeak Properties, Inc.	40,675	681,306
Host Hotels & Resorts, Inc.	41,570	862,162
Kimco Realty Corp.	198,684	3,925,996
Lamar Advertising Co., Class A	9,561	1,056,969
Mid-America Apartment Communities, Inc.	34,574	4,345,260
NNN REIT, Inc.	35,691	1,452,267
Phillips Edison & Co., Inc.	28,159	1,005,839
Prologis, Inc.	170,937	22,780,774
Public Storage	17,785	5,048,628
Rayonier, Inc.	48,320	1,663,658
Realty Income Corp.	86,600	4,512,726
Regency Centers Corp.	41,920	2,596,944
Rexford Industrial Realty, Inc.	98,453	5,009,289
Ryman Hospitality Properties, Inc.	15,585	1,846,511
SBA Communications Corp.	9,482	1,983,919
Simon Property Group, Inc.	25,375	3,759,052

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Sun Communities, Inc.	47,734	$ 6,384,900
UDR, Inc.	20,415	724,733
Universal Health Services, Inc., Class B	15,306	2,557,020
Ventas, Inc.	91,920	3,887,297
VICI Properties, Inc.	141,995	4,249,910
Welltower, Inc.	75,725	6,978,816
Weyerhaeuser Co.	39,934	1,372,931
		164,319,143
Total Long-Term Investment Securities (cost $255,211,006)		253,740,481
SHORT-TERM INVESTMENTS — 2.1%
Sovereign — 0.4%
Federal Home Loan Bank 5.15%, 03/01/2024	$1,021,000	1,020,851
Unaffiliated Investment Companies — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(2)(3)	4,536,941	4,536,941
Total Short-Term Investments (cost $5,557,941)		5,557,792
TOTAL INVESTMENTS (cost $260,768,947)	99.6%	259,298,273
Other assets less liabilities	0.4	955,035
NET ASSETS	100.0%	$260,253,308
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Real Estate Fund has no right to demand registration of these securities. At February 29, 2024, the aggregate value of these securities was $1,332,009 representing 0.5% of net assets.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	The rate shown is the 7-day yield as of February 29, 2024.
(3)	At February 29, 2024, the Fund had loaned securities with a total value of $6,940,343. This was secured by collateral of $4,536,941, which was received in cash and subsequently invested in short-term investments currently valued at $4,536,941 as reported in the Portfolio of Investments. Additional collateral of $2,705,743 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Notes/Bonds	0.00% to 6.13%	03/15/2024 to 02/15/2054	$2,705,743

Industry Allocation*
REITS	82.0%
Real Estate	11.3
Short-Term Investments	2.1
Healthcare-Services	2.1
Engineering & Construction	0.8
Telecommunications	0.5
Private Equity	0.4
Building Materials	0.2
Transportation	0.2
99.6%
*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$7,036,330	$—	$—	$7,036,330
Mexico	2,066,119	—	—	2,066,119
United States	164,319,143	—	—	164,319,143
Other Countries	—	80,318,889	—	80,318,889
Short-Term Investments:
Sovereign	—	1,020,851	—	1,020,851
Other Short-Term Investments	4,536,941	—	—	4,536,941
Total Investments at Value	$177,958,533	$81,339,740	$—	$259,298,273
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 61.4%
Australia — 1.2%
Aristocrat Leisure, Ltd.	5,342	$ 162,160
BHP Group, Ltd. (ASX)	27,540	791,058
Brambles, Ltd.	14,236	139,510
Cochlear, Ltd.#	813	185,244
Fortescue, Ltd.#	38,695	655,004
Goodman Group#	19,760	384,826
Lottery Corp., Ltd.	42,878	141,786
Santos, Ltd.	25,975	119,631
Stockland	44,892	131,508
		2,710,727
Austria — 0.1%
Erste Group Bank AG	3,504	139,836
Belgium — 0.1%
KBC Group NV	1,766	124,216
Solvay SA, Class A	1,461	36,963
		161,179
Bermuda — 0.3%
Arch Capital Group, Ltd.†	6,899	604,283
Everest Group, Ltd.	351	129,477
		733,760
Brazil — 0.4%
AMBEV SA	46,800	118,433
B3 SA - Brasil Bolsa Balcao	42,900	110,721
Banco BTG Pactual SA	20,000	146,406
Itau Unibanco Holding SA (Preference Shares)	19,800	135,184
Itausa SA (Preference Shares)	105,723	219,056
Suzano SA	11,200	126,958
		856,758
Canada — 1.4%
ARC Resources, Ltd.#	8,700	148,275
Barrick Gold Corp.	11,300	164,777
Cameco Corp.	2,900	117,526
Canadian National Railway Co.	1,400	181,526
CGI, Inc.†	1,400	160,740
Constellation Software, Inc.	100	278,406
Dollarama, Inc.	5,300	409,972
Fairfax Financial Holdings, Ltd.#	400	426,950
George Weston, Ltd.	900	117,882
Great-West Lifeco, Inc.#	4,300	132,439
Imperial Oil, Ltd.#	2,500	156,431
Loblaw Cos., Ltd.#	1,400	149,207
Manulife Financial Corp.	6,500	154,268
Open Text Corp.#	3,000	115,367
TFI International, Inc.	1,000	147,751
TMX Group, Ltd.	5,500	144,273
		3,005,790
Cayman Islands — 0.9%
Alchip Technologies, Ltd.	1,000	130,973
Alibaba Group Holding, Ltd.	11,700	108,522
China Resources Land, Ltd.	64,000	197,377
CK Asset Holdings, Ltd.	44,500	206,366
CK Hutchison Holdings, Ltd.	22,000	112,282
JD.com, Inc., Class A	11,550	130,700
NetEase, Inc.	39,800	857,917
PDD Holdings, Inc. ADR†	1,200	149,448
		1,893,585
Security Description	Shares or Principal Amount	Value

China — 1.0%
Agricultural Bank of China, Ltd.	354,000	$ 145,704
Bank of China, Ltd.	361,000	142,468
China Construction Bank Corp.	969,000	599,022
China Merchants Bank Co., Ltd.	29,500	114,595
China Petroleum & Chemical Corp.	212,000	117,429
Industrial & Commercial Bank of China, Ltd.	262,000	135,367
Kweichow Moutai Co., Ltd., Class A	500	117,868
Nongfu Spring Co., Ltd.*#	39,800	226,180
PetroChina Co., Ltd.	430,000	339,726
Ping An Insurance Group Co. of China, Ltd.	44,000	195,962
		2,134,321
Denmark — 1.1%
Novo Nordisk A/S, Class B	17,686	2,114,752
Pandora A/S	1,751	282,669
		2,397,421
Finland — 0.2%
Kone Oyj, Class B	2,743	134,276
Nokia Oyj	37,477	132,209
Wartsila OYJ Abp	8,961	138,708
		405,193
France — 1.4%
Air Liquide SA	786	159,721
BNP Paribas SA	1,844	110,501
Carrefour SA	11,484	192,869
Cie de Saint-Gobain SA	2,023	155,858
Cie Generale des Etablissements Michelin SCA	3,809	141,199
Credit Agricole SA	10,576	143,191
Eiffage SA	1,143	124,419
Engie SA	12,612	202,269
EssilorLuxottica SA	671	142,632
Hermes International SCA	65	163,123
L'Oreal SA	289	138,325
Orange SA	10,362	118,792
Publicis Groupe SA	1,571	166,115
Renault SA	3,724	155,279
Safran SA	787	164,877
Sanofi SA	1,197	113,727
Societe Generale SA	4,780	115,860
TotalEnergies SE	9,655	617,768
		3,126,525
Germany — 1.2%
Allianz SE	563	154,476
Bayerische Motoren Werke AG	1,210	142,902
Beiersdorf AG	1,929	276,413
Commerzbank AG	11,310	130,786
Daimler Truck Holding AG	3,549	144,953
Deutsche Bank AG	11,579	154,648
Deutsche Boerse AG	658	137,684
Deutsche Post AG	2,980	138,234
Deutsche Telekom AG	5,854	139,144
E.ON SE	43,680	557,664
Hannover Rueck SE	604	154,961
Heidelberg Materials AG	2,808	272,312
Infineon Technologies AG	3,232	115,694
Muenchener Rueckversicherungs-Gesellschaft AG	351	163,325
		2,683,196
Hong Kong — 0.2%
CLP Holdings, Ltd.	16,000	133,683
CSPC Pharmaceutical Group, Ltd.	168,000	130,871

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Lenovo Group, Ltd.	100,000	$ 111,110
Sun Hung Kai Properties, Ltd.	14,000	142,029
		517,693
Hungary — 0.1%
OTP Bank Nyrt	4,954	237,557
India — 1.3%
Asian Paints, Ltd.	3,282	112,329
Cipla, Ltd.	8,275	147,265
Coal India, Ltd.	25,986	136,683
Dr Reddy's Laboratories, Ltd.	1,898	146,889
HCL Technologies, Ltd.	7,836	158,494
ITC, Ltd.	23,242	113,698
Larsen & Toubro, Ltd.	7,687	323,410
Nestle India, Ltd.	6,910	216,066
Oil & Natural Gas Corp., Ltd.	56,812	180,710
Power Finance Corp., Ltd.	28,435	137,728
Power Grid Corp. of India, Ltd.	89,489	306,754
Tata Consultancy Services, Ltd.	6,987	347,176
Tata Motors, Ltd.	11,915	136,487
Titan Co., Ltd.	6,808	299,308
		2,762,997
Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	316,500	140,576
Telkom Indonesia Persero Tbk PT	505,300	128,728
		269,304
Ireland — 0.7%
Aon PLC, Class A	300	94,797
CRH PLC	2,948	244,858
Eaton Corp. PLC	1,300	375,700
James Hardie Industries PLC†	3,608	142,827
Jazz Pharmaceuticals PLC†	900	107,010
Linde PLC	900	403,938
Smurfit Kappa Group PLC	3,617	154,369
		1,523,499
Israel — 0.1%
Check Point Software Technologies, Ltd.†	1,950	312,819
Italy — 0.9%
Assicurazioni Generali SpA	9,105	215,860
Banco BPM SpA	22,762	132,718
Enel SpA	19,638	124,989
Intesa Sanpaolo SpA	49,482	157,624
Mediobanca Banca di Credito Finanziario SpA#	9,802	133,574
Prysmian SpA	3,100	154,572
UniCredit SpA	31,199	1,043,316
		1,962,653
Japan — 4.2%
Ajinomoto Co., Inc.	2,900	106,292
Asahi Group Holdings, Ltd.	3,300	113,147
Canon, Inc.	4,600	134,331
Central Japan Railway Co.	5,300	133,353
Chubu Electric Power Co., Inc.	12,100	150,741
Chugai Pharmaceutical Co., Ltd.	3,500	140,315
Daiwa House Industry Co., Ltd.	12,000	347,287
Daiwa Securities Group, Inc.	19,300	142,254
Disco Corp.	800	260,331
Fuji Electric Co., Ltd.	2,300	139,988
Hitachi, Ltd.	2,000	168,520
Security Description	Shares or Principal Amount	Value

Japan (continued)
Hoya Corp.	1,300	$ 169,572
Inpex Corp.	8,900	119,186
Japan Exchange Group, Inc.	7,000	183,108
Japan Tobacco, Inc.	4,800	124,741
Kajima Corp.	7,800	144,763
Kansai Electric Power Co., Inc.	13,700	175,489
Kirin Holdings Co., Ltd.	8,000	111,282
Kyocera Corp.	9,600	141,908
Marubeni Corp.	15,800	261,157
Mitsubishi Chemical Group Corp.	19,300	110,684
Mitsubishi Corp.	9,300	199,224
Mitsubishi Electric Corp.	12,600	199,294
Mitsubishi Heavy Industries, Ltd.	5,800	458,823
Mitsui & Co., Ltd.	4,700	205,945
MS&AD Insurance Group Holdings, Inc.	3,400	168,460
NEC Corp.	5,200	350,682
Nintendo Co., Ltd.	2,900	162,301
Nippon Steel Corp.#	15,900	394,935
Nitto Denko Corp.	2,900	265,470
Osaka Gas Co., Ltd.	7,400	147,607
Otsuka Holdings Co., Ltd.	7,200	292,064
Pan Pacific International Holdings Corp.	6,700	157,035
Panasonic Holdings Corp.	14,500	136,672
Renesas Electronics Corp.	26,100	429,357
Shin-Etsu Chemical Co., Ltd.	14,000	597,952
Shionogi & Co., Ltd.	5,100	254,354
SoftBank Corp.	10,300	135,622
Sompo Holdings, Inc.	2,800	164,347
Subaru Corp.	13,000	296,078
Sumitomo Corp.	6,800	159,421
Sumitomo Mitsui Financial Group, Inc.	2,800	155,936
TDK Corp.	2,700	140,677
Tokyo Electric Power Co. Holdings, Inc.†	30,600	165,316
Tokyo Gas Co., Ltd.	7,100	155,387
Toyota Tsusho Corp.	2,200	142,458
		9,313,866
Kuwait — 0.1%
National Bank of Kuwait SAKP	42,808	136,425
Liberia — 0.0%
Royal Caribbean Cruises, Ltd.†	1,122	96,952
Luxembourg — 0.1%
ArcelorMittal SA	4,844	126,407
Tenaris SA	7,566	134,742
		261,149
Malaysia — 0.1%
Malayan Banking Bhd	73,900	148,435
Mexico — 0.2%
Fomento Economico Mexicano SAB de CV	14,400	179,296
Grupo Financiero Banorte SAB de CV, Class O	15,100	156,189
		335,485
Netherlands — 1.6%
BE Semiconductor Industries NV	763	138,520
EXOR NV	2,007	216,623
ING Groep NV	9,788	134,350
Koninklijke Ahold Delhaize NV	13,797	410,443
Koninklijke KPN NV	36,296	132,680
LyondellBasell Industries NV, Class A	3,182	319,091
NN Group NV	3,681	164,011
NXP Semiconductors NV	583	145,593

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Stellantis NV#	42,913	$ 1,125,258
STMicroelectronics NV	2,965	134,795
Universal Music Group NV#	5,904	177,930
Wolters Kluwer NV	2,873	452,938
		3,552,232
Norway — 0.1%
Equinor ASA	4,214	103,660
Telenor ASA	12,005	131,347
		235,007
Poland — 0.1%
Bank Polska Kasa Opieki SA	3,212	139,216
Powszechny Zaklad Ubezpieczen SA	10,683	131,409
		270,625
Russia — 0.0%
MMC Norilsk Nickel PJSC†(1)(2)	563	0
Saudi Arabia — 0.2%
Saudi Arabian Oil Co.*	13,787	116,517
Saudi Awwal Bank	13,239	145,838
Saudi Telecom Co.	12,113	137,255
		399,610
Singapore — 0.2%
CapitaLand Ascendas REIT	57,900	118,695
Keppel, Ltd.	25,200	136,264
Singapore Airlines, Ltd.#	22,600	109,337
		364,296
South Africa — 0.2%
FirstRand, Ltd.	33,286	112,455
Gold Fields, Ltd.	8,517	111,482
MTN Group, Ltd.	29,763	129,626
		353,563
South Korea — 0.9%
Hana Financial Group, Inc.	6,013	256,056
Hyundai Mobis Co., Ltd.	1,196	218,279
Hyundai Motor Co.	894	168,615
KB Financial Group, Inc.	7,804	369,361
Kia Corp.†	5,172	486,455
LG Electronics, Inc.	1,919	137,095
Samsung C&T Corp.	1,368	161,254
Shinhan Financial Group Co., Ltd.	8,334	271,191
		2,068,306
Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	30,351	301,514
CaixaBank SA	27,964	126,090
Iberdrola SA	10,822	124,242
Industria de Diseno Textil SA	11,749	520,709
Repsol SA	8,438	134,152
		1,206,707
Sweden — 0.6%
Atlas Copco AB, Class B	10,407	155,901
H & M Hennes & Mauritz AB, Class B	8,221	111,485
Investor AB, Class A	19,628	487,241
Investor AB, Class B	6,500	163,600
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Swedbank AB, Class A	7,188	$ 157,755
Volvo AB, Class B	6,371	175,354
		1,251,336
Switzerland — 1.2%
ABB, Ltd.	3,153	145,298
Alcon, Inc.	1,622	138,050
Bunge Global SA	1,485	140,139
Holcim AG	1,706	139,174
Julius Baer Group, Ltd.	1,960	104,934
Kuehne + Nagel International AG	404	136,016
Novartis AG	4,305	435,167
Partners Group Holding AG	109	156,556
Roche Holding AG	787	206,281
Roche Holding AG (BR)	418	115,841
Schindler Holding AG (Participation Certificate)	578	152,325
SGS SA	1,197	114,888
Sonova Holding AG	462	142,391
Straumann Holding AG	952	150,375
Swiss Prime Site AG	1,255	119,941
Zurich Insurance Group AG	281	149,420
		2,546,796
Taiwan — 1.2%
Accton Technology Corp.	7,000	115,146
ASE Technology Holding Co., Ltd.	64,000	280,667
Asustek Computer, Inc.	11,000	158,530
Delta Electronics, Inc.	12,000	111,600
Hon Hai Precision Industry Co., Ltd.	85,000	277,103
Largan Precision Co., Ltd.	2,000	163,489
MediaTek, Inc.	7,000	251,647
Novatek Microelectronics Corp.	12,000	228,826
Quanta Computer, Inc.	21,000	153,398
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	173,980
Uni-President Enterprises Corp.	53,000	128,495
United Microelectronics Corp.	230,000	354,075
Wistron Corp.	43,000	156,452
Yuanta Financial Holding Co., Ltd.	159,000	138,180
		2,691,588
United Arab Emirates — 0.1%
Emaar Properties PJSC	60,831	134,408
Emirates NBD Bank PJSC	37,573	187,232
		321,640
United Kingdom — 2.2%
3i Group PLC	18,704	583,187
Associated British Foods PLC	6,702	192,373
Auto Trader Group PLC*	16,127	150,847
BAE Systems PLC	55,225	866,098
Barclays PLC	62,992	131,524
BP PLC	20,717	120,964
BT Group PLC#	78,485	103,795
Centrica PLC	109,550	174,114
Coca-Cola Europacific Partners PLC	2,319	159,153
GSK PLC	7,276	152,819
Haleon PLC	30,546	128,184
HSBC Holdings PLC	15,337	119,540
Imperial Brands PLC	5,497	118,509
InterContinental Hotels Group PLC	1,574	167,055
NatWest Group PLC	43,950	132,741
Next PLC	2,496	262,797
RELX PLC	4,144	181,738
Rolls-Royce Holdings PLC†	46,600	217,423

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Sage Group PLC	12,615	$ 198,646
Standard Chartered PLC	15,261	128,701
Tesco PLC	35,451	124,826
Unilever PLC	2,449	119,766
United Utilities Group PLC	9,804	126,921
Vodafone Group PLC	134,231	118,191
		4,779,912
United States — 34.9%
A.O. Smith Corp.	1,929	159,914
Abbott Laboratories	1,092	129,555
AbbVie, Inc.	2,636	464,068
Adobe, Inc.†	1,071	600,060
Aflac, Inc.	1,684	135,966
Agilent Technologies, Inc.	1,008	138,459
Akamai Technologies, Inc.†	1,085	120,348
Albemarle Corp.#	116	15,991
Albertsons Cos., Inc., Class A	6,094	123,586
Align Technology, Inc.†	353	106,754
Alphabet, Inc., Class A†	20,253	2,804,230
Alphabet, Inc., Class C†	5,884	822,466
Altria Group, Inc.	2,529	103,461
Amazon.com, Inc.†	14,346	2,535,799
American Express Co.	783	171,806
Ameriprise Financial, Inc.	544	221,604
Amgen, Inc.	450	123,223
Amphenol Corp., Class A	1,490	162,768
APA Corp.	3,510	104,563
Apple, Inc.	27,153	4,907,905
Applied Materials, Inc.	3,487	703,049
Archer-Daniels-Midland Co.	1,684	89,437
Arista Networks, Inc.†	585	162,361
Arthur J. Gallagher & Co.	508	123,916
AT&T, Inc.	7,738	131,004
Automatic Data Processing, Inc.	553	138,875
AutoZone, Inc.†	75	225,451
AvalonBay Communities, Inc.	725	128,347
Baker Hughes Co.	4,164	123,213
Bank of New York Mellon Corp.	2,660	149,199
Berkshire Hathaway, Inc., Class B†	380	155,572
Best Buy Co., Inc.	1,683	136,121
Booking Holdings, Inc.†	461	1,599,131
Boston Properties, Inc.	1,846	119,473
Boston Scientific Corp.†	4,002	264,972
Broadcom, Inc.	335	435,664
Broadridge Financial Solutions, Inc.	658	133,956
Builders FirstSource, Inc.†	1,790	349,372
Cadence Design Systems, Inc.†	5,187	1,578,819
Campbell Soup Co.	2,939	125,319
Cardinal Health, Inc.	4,783	535,600
Carlisle Cos., Inc.	398	72,480
Caterpillar, Inc.	442	147,610
Cboe Global Markets, Inc.	2,036	390,912
Cencora, Inc.	617	145,365
Centene Corp.†	7,146	560,461
CF Industries Holdings, Inc.	3,786	305,606
Charter Communications, Inc., Class A†	316	92,882
Cheniere Energy, Inc.	816	126,643
Cigna Group	419	140,843
Cintas Corp.	269	169,096
Cisco Systems, Inc.	3,585	173,406
Cognizant Technology Solutions Corp., Class A	2,147	169,656
Security Description	Shares or Principal Amount	Value

United States (continued)
Colgate-Palmolive Co.	12,278	$ 1,062,293
Comcast Corp., Class A	8,789	376,609
ConocoPhillips	1,140	128,296
Constellation Brands, Inc., Class A	831	206,520
Copart, Inc.†	2,850	151,477
Coterra Energy, Inc.	4,843	124,853
Crowdstrike Holdings, Inc., Class A†	431	104,005
CSX Corp.	3,497	132,676
CVS Health Corp.	1,560	116,017
D.R. Horton, Inc.	1,061	158,556
Deckers Outdoor Corp.†	513	459,438
Dell Technologies, Inc., Class C	2,564	242,708
Devon Energy Corp.	2,941	129,580
Discover Financial Services	1,327	160,169
DocuSign, Inc.†	2,654	141,379
Domino's Pizza, Inc.	325	145,714
eBay, Inc.	2,833	133,944
Edwards Lifesciences Corp.†	1,634	138,678
Electronic Arts, Inc.	1,028	143,385
Elevance Health, Inc.	280	140,350
Eli Lilly & Co.	260	195,957
Emerson Electric Co.	1,261	134,738
EOG Resources, Inc.	922	105,532
Equinix, Inc.	163	144,878
Equitable Holdings, Inc.	3,899	133,502
Equity LifeStyle Properties, Inc.	1,741	117,204
Erie Indemnity Co., Class A	396	161,124
Expedia Group, Inc.†	1,015	138,872
Expeditors International of Washington, Inc.	2,839	339,544
FactSet Research Systems, Inc.	267	123,509
Fair Isaac Corp.†	488	619,716
FedEx Corp.	527	131,207
First Citizens BancShares, Inc., Class A	87	136,921
FleetCor Technologies, Inc.†	515	143,824
Fortinet, Inc.†	1,765	121,979
Fox Corp., Class A	3,855	114,840
Gaming & Leisure Properties, Inc.	2,586	117,611
Gartner, Inc.†	286	133,150
General Electric Co.	449	70,444
General Motors Co.	22,374	916,887
Gilead Sciences, Inc.	15,606	1,125,193
Hartford Financial Services Group, Inc.	1,662	159,286
HCA Healthcare, Inc.	446	139,018
Hewlett Packard Enterprise Co.	7,293	111,072
HF Sinclair Corp.	2,286	126,873
Home Depot, Inc.	363	138,161
Howmet Aerospace, Inc.	2,438	162,249
Hubbell, Inc.	1,088	414,169
Huntington Ingalls Industries, Inc.	507	147,851
IDEXX Laboratories, Inc.†	1,167	671,293
Illinois Tool Works, Inc.	572	149,950
Intuit, Inc.	207	98,269
Iron Mountain, Inc.	2,186	171,907
Jabil, Inc.	1,333	192,072
Johnson & Johnson	791	127,652
Keurig Dr Pepper, Inc.	4,117	123,139
Kimberly-Clark Corp.	909	110,144
KLA Corp.	2,094	1,428,736
Kraft Heinz Co.	3,863	136,287
Kroger Co.	13,008	645,327
Lam Research Corp.	149	90,261
Lamb Weston Holdings, Inc.	1,237	126,434
Lattice Semiconductor Corp.†	1,413	108,250

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Lennar Corp., Class A	1,188	$ 188,310
Lennox International, Inc.	404	190,369
Liberty Media Corp.-Liberty Formula One, Class C†	2,121	154,324
Live Nation Entertainment, Inc.†	1,438	139,457
LKQ Corp.	2,124	111,064
Lockheed Martin Corp.	269	115,197
Lowe's Cos., Inc.	606	145,846
LPL Financial Holdings, Inc.	1,530	409,872
Lululemon Athletica, Inc.†	405	189,171
M&T Bank Corp.	965	134,849
Manhattan Associates, Inc.†	1,213	307,289
Marathon Petroleum Corp.	7,787	1,317,794
MarketAxess Holdings, Inc.	546	116,522
Marsh & McLennan Cos., Inc.	716	144,825
Masco Corp.	2,903	222,834
Mastercard, Inc., Class A	4,291	2,037,195
McDonald's Corp.	235	68,686
MercadoLibre, Inc.†	79	126,029
Merck & Co., Inc.	1,202	152,834
Meta Platforms, Inc., Class A	7,099	3,479,433
Mettler-Toledo International, Inc.†	421	525,080
Microsoft Corp.	12,240	5,062,954
Mid-America Apartment Communities, Inc.	929	116,757
Molina Healthcare, Inc.†	404	159,140
Molson Coors Beverage Co., Class B	2,313	144,377
Monster Beverage Corp.†	2,221	131,261
Moody's Corp.	336	127,485
Netflix, Inc.†	272	163,994
Neurocrine Biosciences, Inc.†	1,017	100,093
NIKE, Inc., Class B	1,100	114,323
NRG Energy, Inc.	4,073	225,318
Nucor Corp.	1,478	284,219
NVIDIA Corp.	6,643	5,255,410
NVR, Inc.†	22	167,763
Omnicom Group, Inc.	1,658	146,551
ON Semiconductor Corp.†	1,354	106,858
Oracle Corp.	621	69,353
O'Reilly Automotive, Inc.†	135	146,802
Otis Worldwide Corp.	1,500	142,950
Owens Corning	1,877	281,137
PACCAR, Inc.	7,790	863,833
Packaging Corp. of America	882	159,810
Palo Alto Networks, Inc.†	505	156,828
Parker-Hannifin Corp.	260	139,217
Paychex, Inc.	1,080	132,430
PepsiCo, Inc.	840	138,886
Phillips 66	1,071	152,628
PPG Industries, Inc.	890	126,024
Procter & Gamble Co.	827	131,443
Public Storage	680	193,032
PulteGroup, Inc.	1,462	158,452
QUALCOMM, Inc.	1,087	171,518
Regeneron Pharmaceuticals, Inc.†	1,599	1,544,778
Reliance, Inc.	931	299,056
Republic Services, Inc.	914	167,810
Robert Half, Inc.	1,519	122,128
Rockwell Automation, Inc.	493	140,544
Rollins, Inc.	3,322	146,401
Ross Stores, Inc.	968	144,193
RPM International, Inc.	1,353	156,069
SEI Investments Co.	2,129	143,175
ServiceNow, Inc.†	180	95,472
Security Description	Shares or Principal Amount	Value

United States (continued)
Sherwin-Williams Co.	465	$ 154,394
Simon Property Group, Inc.	2,088	309,316
Skyworks Solutions, Inc.	1,177	123,491
Snap-on, Inc.	1,033	284,757
Splunk, Inc.†	889	146,160
Steel Dynamics, Inc.	1,040	139,173
Stryker Corp.	432	150,798
Super Micro Computer, Inc.†	406	351,645
Synchrony Financial	8,447	348,861
Synopsys, Inc.†	2,671	1,532,433
T. Rowe Price Group, Inc.	1,094	124,005
Teledyne Technologies, Inc.†	300	128,181
Textron, Inc.	1,764	157,119
TJX Cos., Inc.	1,540	152,676
Uber Technologies, Inc.†	1,756	87,273
Ulta Beauty, Inc.†	258	141,528
Union Pacific Corp.	579	146,887
United Therapeutics Corp.†	932	210,296
Universal Health Services, Inc., Class B	933	155,867
Valero Energy Corp.	4,837	684,242
Veeva Systems, Inc., Class A†	710	160,112
VeriSign, Inc.†	667	130,258
Verisk Analytics, Inc.	562	135,948
Verizon Communications, Inc.	3,787	151,556
Vertiv Holdings Co., Class A	4,174	282,246
Viatris, Inc.	13,114	162,220
VICI Properties, Inc.	3,637	108,855
Visa, Inc., Class A	609	172,128
Vistra Corp.	6,540	356,692
Walmart, Inc.	14,628	857,347
Waters Corp.†	440	148,465
Welltower, Inc.	1,470	135,475
West Pharmaceutical Services, Inc.	193	69,163
Williams Cos., Inc.	1,974	70,946
WW Grainger, Inc.	170	165,488
Yum! Brands, Inc.	1,014	140,358
Zimmer Biomet Holdings, Inc.	910	113,168
		76,654,995
Total Common Stocks (cost $110,431,301)		134,823,738
CORPORATE BONDS & NOTES — 19.8%
Argentina — 0.3%
YPF SA
9.00%, 02/12/2026	$ 596,923	596,769
Australia — 0.2%
Mineral Resources, Ltd.
8.13%, 05/01/2027*	120,000	121,066
9.25%, 10/01/2028*	255,000	267,431
		388,497
Bermuda — 0.2%
Geopark, Ltd.
5.50%, 01/17/2027*	348,000	315,364
RenaissanceRe Holdings, Ltd.
5.75%, 06/05/2033	170,000	171,376
		486,740
Canada — 1.3%
Air Canada Pass-Through Trust
3.60%, 09/15/2028*	224,100	211,852
Baytex Energy Corp.
8.50%, 04/30/2030*	460,000	478,312

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Canada (continued)
ERO Copper Corp.
6.50%, 02/15/2030*	$ 280,000	$ 263,900
First Quantum Minerals, Ltd.
6.88%, 10/15/2027*#	720,000	684,724
7.50%, 04/01/2025*	250,000	250,000
Taseko Mines, Ltd.
7.00%, 02/15/2026*#	550,000	541,567
Teine Energy, Ltd.
6.88%, 04/15/2029*	440,000	417,570
		2,847,925
Cayman Islands — 1.3%
Avolon Holdings Funding, Ltd.
4.25%, 04/15/2026*	310,000	298,911
6.38%, 05/04/2028*#	220,000	223,246
GGAM Finance, Ltd.
7.75%, 05/15/2026*	330,000	335,362
Weibo Corp.
3.38%, 07/08/2030#	1,603,000	1,374,717
XP, Inc.
3.25%, 07/01/2026*	597,000	557,461
		2,789,697
Chile — 0.2%
Corp. Nacional del Cobre de Chile
6.30%, 09/08/2053*	215,000	207,734
6.44%, 01/26/2036*	200,000	203,350
		411,084
Colombia — 0.1%
Ecopetrol SA
8.88%, 01/13/2033	200,000	210,300
France — 0.5%
Altice France SA
8.13%, 02/01/2027*	1,228,000	1,128,439
Israel — 0.4%
Energean Israel Finance, Ltd.
8.50%, 09/30/2033*	410,000	394,708
Leviathan Bond, Ltd.
6.13%, 06/30/2025*	510,000	498,448
		893,156
Italy — 0.4%
Telecom Italia SpA
5.30%, 05/30/2024*	928,000	924,460
Luxembourg — 0.2%
CSN Resources SA
8.88%, 12/05/2030*	400,000	410,400
Mexico — 1.0%
Braskem Idesa SAPI
7.45%, 11/15/2029*	230,000	173,727
Petroleos Mexicanos
5.35%, 02/12/2028	2,397,000	2,083,896
		2,257,623
Netherlands — 0.2%
Braskem Netherlands Finance BV
8.50%, 01/12/2031*	410,000	401,542
Panama — 0.6%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030	1,545,818	1,297,435
Security Description	Shares or Principal Amount	Value

Switzerland — 0.5%
UBS Group AG
5.70%, 02/08/2035*	$ 240,000	$ 237,380
6.54%, 08/12/2033*	850,000	886,428
		1,123,808
United States — 12.4%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026*	220,000	220,910
Affinity Interactive
6.88%, 12/15/2027*	760,000	701,032
Allegiant Travel Co.
7.25%, 08/15/2027*	430,000	418,606
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/2026	430,000	416,728
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028*	80,000	83,800
Antares Holdings LP
2.75%, 01/15/2027*	1,547,000	1,378,294
Ares Capital Corp.
2.88%, 06/15/2028	980,000	858,282
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	607,000	568,077
Blackstone Secured Lending Fund
2.85%, 09/30/2028	983,000	855,470
Blue Owl Capital Corp
2.63%, 01/15/2027	1,095,000	992,614
Blue Owl Finance LLC
3.13%, 06/10/2031*	1,027,000	850,385
Blue Owl Technology Finance Corp
4.75%, 12/15/2025*	1,270,000	1,210,274
Boeing Co.
4.88%, 05/01/2025	467,000	462,676
Callon Petroleum Co.
8.00%, 08/01/2028*	390,000	407,362
Capital One Financial Corp.
6.31%, 06/08/2029	150,000	153,545
7.62%, 10/30/2031	205,000	224,340
Civitas Resources, Inc.
8.38%, 07/01/2028*	340,000	355,784
Consolidated Communications, Inc.
5.00%, 10/01/2028*	389,000	321,318
Coterra Energy, Inc.
5.60%, 03/15/2034	640,000	639,323
Credit Acceptance Corp.
9.25%, 12/15/2028*	520,000	550,082
DaVita, Inc.
4.63%, 06/01/2030*	400,000	351,859
Diamondback Energy, Inc.
6.25%, 03/15/2033	480,000	504,632
DISH Network Corp.
11.75%, 11/15/2027*	830,000	865,340
Golub Capital BDC, Inc.
2.50%, 08/24/2026	934,000	852,349
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031*	290,000	302,470
Hercules Capital, Inc.
2.63%, 09/16/2026	484,000	435,965
IRB Holding Corp.
7.00%, 06/15/2025*	150,000	150,188
KeyBank NA FRS
5.67%, (SOFR+0.32%), 06/14/2024	860,000	856,988
Las Vegas Sands Corp.
3.20%, 08/08/2024	190,000	187,637

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Liberty Interactive LLC
8.25%, 02/01/2030	$ 449,000	$ 293,032
Main Street Capital Corp.
3.00%, 07/14/2026	680,000	629,066
MasTec, Inc.
4.50%, 08/15/2028*#	303,000	284,135
Mativ Holdings, Inc.
6.88%, 10/01/2026*	465,000	450,469
MicroStrategy, Inc.
6.13%, 06/15/2028*	437,000	421,356
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd.
6.50%, 06/20/2027*	837,900	838,104
New Fortress Energy, Inc.
6.50%, 09/30/2026*#	655,000	632,428
6.75%, 09/15/2025*	1,565,000	1,556,924
Nexstar Media, Inc.
4.75%, 11/01/2028*#	260,000	230,867
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/2028*	498,000	438,392
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	290,000	260,464
Regal Rexnord Corp.
6.30%, 02/15/2030*	110,000	112,004
6.40%, 04/15/2033*	110,000	112,931
Synchrony Bank
5.63%, 08/23/2027	380,000	369,713
Synchrony Financial
4.25%, 08/15/2024	70,000	69,357
4.88%, 06/13/2025	310,000	305,064
7.25%, 02/02/2033	270,000	262,445
Tapestry, Inc.
7.35%, 11/27/2028	460,000	481,161
7.70%, 11/27/2030	660,000	699,830
Tyson Foods, Inc.
5.70%, 03/15/2034	320,000	319,586
Uber Technologies, Inc.
8.00%, 11/01/2026*	340,000	345,983
Vector Group, Ltd.
5.75%, 02/01/2029*	410,000	375,610
Venture Global LNG, Inc.
8.13%, 06/01/2028*	670,000	680,657
Viasat, Inc.
5.63%, 04/15/2027*#	470,000	441,212
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025*	80,000	78,642
World Acceptance Corp.
7.00%, 11/01/2026*	490,000	453,250
		27,319,012
Total Corporate Bonds & Notes (cost $45,160,519)		43,486,887
LOANS(3)(4)(5) — 0.4%
United States — 0.4%
Sabre GLBL, Inc. BTL-B FRS
10.43%, (TSFR1M+0.10%), 06/30/2028 (cost $888,057)	970,392	824,025
Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3%
United States — 3.3%
Connecticut Avenue Securities Trust FRS
Series 2023-R07, Class 2M2 8.57%, (SOFR30A+3.25%), 09/25/2043*		$ 380,000	$ 398,747
Series 2023-R02, Class 1M2 8.67%, (SOFR30A+3.35%), 01/25/2043*		1,080,000	1,136,067
Series 2022-R06, Class 1M2 9.17%, (SOFR30A+3.85%), 05/25/2042*		860,000	910,485
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA1, Class M2B 7.24%, (SOFR30A+1.91%), 07/25/2030		2,249,623	2,272,234
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2023-HQA2, Class M1B 8.67%, (SOFR30A+3.35%), 06/25/2043*		1,180,000	1,239,054
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 7.12%, (SOFR30A+1.80%), 01/25/2044*		710,000	711,363
Series 2023-R03, Class 2M2 9.22%, (SOFR30A+3.90%), 04/25/2043*		420,000	448,875
Total Collateralized Mortgage Obligations (cost $7,125,553)			7,116,825
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.2%
United States — 3.2%
United States Treasury Notes
5.51%, (3 UTBMM+0.20%), 01/31/2025 (cost $6,987,407)		6,980,000	6,988,078
FOREIGN GOVERNMENT OBLIGATIONS — 8.1%
Brazil — 0.9%
Federative Republic of Brazil
10.00%, 01/01/2027	BRL	9,400,000	1,918,212
Colombia — 2.1%
Colombian TES
7.25%, 10/26/2050	COP	8,324,000,000	1,504,247
Republic of Colombia
7.00%, 03/26/2031	COP	14,263,000,000	3,170,400
			4,674,647
Mexico — 2.0%
United Mexican States
7.50%, 05/26/2033	MXN	52,300,000	2,755,621
8.00%, 07/31/2053	MXN	31,800,000	1,613,765
			4,369,386
Spain — 1.1%
Kingdom of Spain
1.90%, 10/31/2052*	EUR	3,270,000	2,356,572
United Kingdom — 2.0%
United Kingdom Gilt Treasury
3.75%, 10/22/2053	GBP	4,130,000	4,537,132
Total Foreign Government Obligations (cost $16,574,312)			17,855,949

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	100	$ 0
Total Long-Term Investment Securities (cost $187,167,149)		211,095,502
SHORT-TERM INVESTMENTS — 6.5%
Sovereign — 0.8%
Federal Home Loan Bank 5.15%, 03/01/2024	$ 1,800,000	1,799,737
Unaffiliated Investment Companies — 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(6)	6,164,582	6,164,582
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(6)(7)	6,329,042	6,329,042
		12,493,624
Total Short-Term Investments (cost $14,293,624)		14,293,361
TOTAL INVESTMENTS (cost $201,460,773)	102.7%	225,388,863
Other assets less liabilities	(2.7)	(6,002,917)
NET ASSETS	100.0%	$219,385,946
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At February 29, 2024, the aggregate value of these securities was $34,009,221 representing 15.5% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
MMC Norilsk Nickel PJSC
Series E	01/30/2020	28	$9,349
Series E	04/24/2020	457	123,804
Series E	12/11/2020	78	25,736
		563	158,889	$0	$0.00	0.0%
(3)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(4)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(5)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(6)	The rate shown is the 7-day yield as of February 29, 2024.
(7)	At February 29, 2024, the Fund had loaned securities with a total value of $8,245,913. This was secured by collateral of $6,329,042, which was received in cash and subsequently invested in short-term investments currently valued at $6,329,042 as reported in the Portfolio of Investments. Additional collateral of $2,202,398 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Bills	0.00%	03/14/2024 to 08/22/2024	$101,448
United States Treasury Notes/Bonds	0.00% to 5.56%	03/15/2024 to 02/15/2054	2,100,950
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
BRL—Brazilian Real
COP—Columbian Peso
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

The rates shown on FRS and/or VRS are the current interest rates at February 29, 2024 and unless noted otherwise, the dates shown are the original maturity dates.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
9	Long	S&P 500 E-Mini Index	March 2024	$2,164,068	$2,296,687	$132,619
45	Long	U.S. Treasury Ultra 10 Year Notes	June 2024	5,133,944	5,137,735	3,791
						$136,410
						Unrealized (Depreciation)
8	Long	Euro Buxl 30 Year Bonds	March 2024	$1,168,770	$1,151,354	$(17,416)
13	Short	U.S. Treasury 10 Year Notes	June 2024	1,432,768	1,435,688	(2,920)
						$(20,336)
		Net Unrealized Appreciation (Depreciation)				$116,074
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	CAD	1,060,000	USD	785,581	04/25/2024	$ 3,894	$ —
	GBP	1,720,000	USD	2,155,263	03/08/2024	—	(15,936)
	USD	263,822	MXN	4,600,000	04/29/2024	3,681	—
						7,575	(15,936)
HSBC Bank PLC	GBP	1,620,000	USD	2,055,521	03/08/2024	10,554	—
	JPY	225,000,000	USD	1,586,084	03/15/2024	82,716	—
	USD	792,553	CAD	1,060,000	04/25/2024	—	(10,866)
	USD	140,634	EUR	130,000	05/07/2024	237	—
						93,507	(10,866)
JPMorgan Chase Bank, N.A.	EUR	2,140,000	USD	2,326,351	05/07/2024	7,399	—
	GBP	220,000	USD	277,957	03/08/2024	246	—
	USD	1,579,114	JPY	225,000,000	03/15/2024	—	(75,747)
						7,645	(75,747)
Unrealized Appreciation (Depreciation)						$108,727	$(102,549)
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
USD—United States Dollar
Industry Allocation*
Foreign Government Obligations	8.1%
Internet	6.7
Short-Term Investments	6.5
Software	5.9
Diversified Financial Services	5.3
Oil & Gas	5.2
Banks	5.0
Semiconductors	4.9
Computers	3.4
Investment Companies	3.4
Collateralized Mortgage Obligations	3.3
U.S. Government & Agency Obligations	3.2
Pharmaceuticals	2.8
Retail	2.5

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Industry Allocation*(continued)
Auto Manufacturers	2.4%
Insurance	2.2
Telecommunications	2.0
Electric	1.7
Chemicals	1.6
Mining	1.4
Healthcare-Products	1.4
Pipelines	1.3
Biotechnology	1.3
Commercial Services	1.3
Iron/Steel	1.2
Media	1.1
Electronics	1.1
Food	1.0
Building Materials	1.0
REITS	0.9
Aerospace/Defense	0.9
Apparel	0.8
Cosmetics/Personal Care	0.8
Healthcare-Services	0.8
Beverages	0.7
Airlines	0.7
Transportation	0.7
Distribution/Wholesale	0.7
Entertainment	0.7
Machinery-Construction & Mining	0.6
Private Equity	0.6
Engineering & Construction	0.5
Miscellaneous Manufacturing	0.5
Home Builders	0.5
Gas	0.5
Machinery-Diversified	0.5
Hand/Machine Tools	0.4
Electrical Components & Equipment	0.4
Agriculture	0.3
Real Estate	0.3
Advertising	0.3
Auto Parts & Equipment	0.2
Lodging	0.2
Forest Products & Paper	0.2
Home Furnishings	0.1
Environmental Control	0.1
Toys/Games/Hobbies	0.1
Packaging & Containers	0.1
Shipbuilding	0.1
Coal	0.1
Metal Fabricate/Hardware	0.1
Water	0.1
102.7%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$733,760	$—	$—	$733,760
Brazil	856,758	—	—	856,758
Canada	3,005,790	—	—	3,005,790
Cayman Islands	280,421	1,613,164	—	1,893,585
Ireland	981,445	542,054	—	1,523,499
Israel	312,819	—	—	312,819

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Liberia	$96,952	$—	$—	$96,952
Mexico	335,485	—	—	335,485
Netherlands	464,684	3,087,548	—	3,552,232
Russia	—	—	0	0
Switzerland	140,139	2,406,657	—	2,546,796
United Kingdom	159,153	4,620,759	—	4,779,912
United States	76,654,995	—	—	76,654,995
Other Countries	—	38,531,155	—	38,531,155
Corporate Bonds & Notes	—	43,486,887	—	43,486,887
Loans	—	824,025	—	824,025
Collateralized Mortgage Obligations	—	7,116,825	—	7,116,825
U.S. Government & Agency Obligations	—	6,988,078	—	6,988,078
Foreign Government Obligations	—	17,855,949	—	17,855,949
Warrants	—	—	0	0
Short-Term Investments:
Sovereign	—	1,799,737	—	1,799,737
Other Short-Term Investments	12,493,624	—	—	12,493,624
Total Investments at Value	$96,516,025	$128,872,838	$0	$225,388,863
Other Financial Instruments:†
Futures Contracts	$136,410	$—	$—	$136,410
Forward Foreign Currency Contracts	—	108,727	—	108,727
Total Other Financial Instruments	$136,410	$108,727	$—	$245,137
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$20,336	$—	$—	$20,336
Forward Foreign Currency Contracts	—	102,549	—	102,549
Total Other Financial Instruments	$20,336	$102,549	$—	$122,885
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.7%
Airlines — 0.5%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 502,833	$ 456,852
3.35%, 04/15/2031	229,661	209,499
		666,351
Banks — 1.7%
BPCE SA
5.13%, 01/18/2028*	1,000,000	992,035
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/2026	217,000	204,672
Truist Financial Corp.
4.92%, 07/28/2033	1,000,000	919,707
		2,116,414
Electric — 2.2%
Entergy Louisiana LLC
3.25%, 04/01/2028	1,000,000	937,340
Fells Point Funding Trust
3.05%, 01/31/2027*	1,000,000	935,699
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	1,000,000	991,571
		2,864,610
Pharmaceuticals — 0.1%
CVS Health Corp.
4.30%, 03/25/2028	171,000	165,956
Telecommunications — 1.2%
AT&T, Inc.
1.65%, 02/01/2028	580,000	510,343
T-Mobile USA, Inc.
4.95%, 03/15/2028	1,000,000	994,191
		1,504,534
Total Corporate Bonds & Notes (cost $7,711,583)		7,317,865
ASSET BACKED SECURITIES — 2.7%
Other Asset Backed Securities — 2.7%
AMSR Trust
Series 2020-SFR3, Class A 1.36%, 09/17/2037*	568,738	533,670
Series 2021-SFR2, Class A 1.53%, 08/17/2038*	1,000,000	911,434
Series 2021-SFR1, Class A 1.95%, 06/17/2038*	300,000	263,217
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	1,291,782	1,178,831
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	422,177	408,034
Sofi Professional Loan Program Trust
Series 2018-B, Class A2FX 3.34%, 08/25/2047*	138,863	135,585
Total Asset Backed Securities (cost $3,719,332)		3,430,771
COLLATERALIZED MORTGAGE OBLIGATIONS — 22.2%
Commercial and Residential — 3.3%
BANK
Series 2020-BN26, Class A4 2.40%, 03/15/2063	500,000	426,015
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BANK VRS
Series 2022-BNK41, Class A4 3.79%, 04/15/2065(1)	$ 500,000	$ 454,094
BBCMS Trust
Series 2015-VFM, Class A1 2.47%, 03/10/2036*	111,711	106,807
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,086,557
Eleven Madison Mtg. Trust VRS
Series 2015-11MD, Class A 3.55%, 09/10/2035*(1)	398,000	370,397
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	1,020,274
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	1,000,000	819,835
UBS-BAMLL Trust
Series 2012-WRM, Class A 3.66%, 06/10/2030*	6,877	6,315
		4,290,294
U.S. Government Agency — 18.9%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K130, Class A2 1.72%, 06/25/2031	670,000	547,975
Series K145, Class A2 2.58%, 05/25/2032	430,000	366,718
Series KW10, Class A2 2.69%, 09/25/2029	2,000,000	1,791,882
Series K146, Class A2 2.92%, 06/25/2032	705,000	616,404
Series K149, Class A2 3.53%, 08/25/2032	2,000,000	1,827,964
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,070,000	990,318
Federal Home Loan Mtg. Corp. REMIC
Series 4994, Class GV 2.00%, 06/25/2046	2,000,000	1,476,605
Series 4594, Class GN 2.50%, 02/15/2045	330,967	296,359
Series 3981, Class PA 3.00%, 04/15/2031	23,402	22,970
Series 4097, Class YK 3.00%, 08/15/2032	1,750,000	1,620,016
Series 4150, Class IG 3.00%, 01/15/2033(2)	956,468	58,578
Series 4838, Class CY 3.00%, 01/15/2038	1,000,000	889,573
Series 4365, Class HZ 3.00%, 01/15/2040	405,446	369,923
Series 4057, Class WY 3.50%, 06/15/2027	651,381	635,806
Series 3813, Class D 4.00%, 02/15/2026	105,123	104,103
Series 3917, Class B 4.50%, 08/15/2026	109,069	108,481
Series 3927, Class AY 4.50%, 09/15/2026	603,744	598,963

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 3786, Class PB 4.50%, 07/15/2040	$ 185,517	$ 180,999
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 1.06%, (6.39-SOFR30A), 05/15/2042(2)(3)	141,603	13,644
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30 3.00%, 07/15/2042	245,212	220,772
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,117,566	1,049,765
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(4)	50,218	46,897
Series 2020-M20, Class A2 1.44%, 10/25/2029	200,000	166,994
Series 2020-12, Class JC 2.00%, 03/25/2050	712,182	577,603
Series 2013-23, Class KJ 2.25%, 05/25/2042	591,276	533,058
Series 2012-93, Class ME 2.50%, 01/25/2042	498,696	456,036
Series 2013-73, Class TD 2.50%, 09/25/2042	203,753	188,479
Series 2019-M22, Class A2 2.52%, 08/25/2029	312,042	279,461
Series 2019-M31, Class A2 2.85%, 04/25/2034	1,000,000	840,252
Series 2012-87, Class CZ 3.00%, 08/25/2042	2,077,944	1,856,663
Series 2016-30, Class PA 3.00%, 04/25/2045	311,600	287,045
Series 2016-25, Class LA 3.00%, 07/25/2045	232,874	213,475
Series 2016-33, Class JA 3.00%, 07/25/2045	225,927	207,634
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,642,949
Series 2016-38, Class NA 3.00%, 01/25/2046	426,790	387,170
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	742,290
Series 2010-117, Class DY 4.50%, 10/25/2025	164,362	162,846
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	230,961
Series 2007-116, Class PB 5.50%, 08/25/2035	22,139	22,438
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(1)	1,000,000	803,028
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00%, 08/25/2037(2)	66,146	11,960
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00%, 04/20/2044	432,000	374,988
Series 2004-18, Class Z 4.50%, 03/16/2034	93,372	91,113
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2008-6, Class GL 4.50%, 02/20/2038	$ 362,685	$ 352,849
Series 2005-21, Class Z 5.00%, 03/20/2035	176,474	176,118
		24,440,125
Total Collateralized Mortgage Obligations (cost $32,325,629)		28,730,419
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 64.1%
U.S. Government — 36.3%
United States Treasury Bonds
1.88%, 02/15/2041	1,800,000	1,240,383
2.00%, 11/15/2041 to 02/15/2050	4,000,000	2,560,196
2.88%, 08/15/2045	1,000,000	772,226
3.00%, 02/15/2048	750,000	582,803
3.13%, 02/15/2043	2,000,000	1,641,406
3.25%, 05/15/2042	500,000	420,469
3.75%, 08/15/2041 to 11/15/2043	9,500,000	8,580,781
3.88%, 08/15/2040	1,500,000	1,402,969
United States Treasury Notes
0.63%, 08/15/2030	1,000,000	796,094
0.75%, 04/30/2026	4,000,000	3,687,656
1.25%, 06/30/2028	3,500,000	3,080,547
1.88%, 02/15/2032	3,000,000	2,519,180
2.75%, 05/15/2025	10,000,000	9,746,875
3.13%, 08/15/2025	1,500,000	1,464,551
4.13%, 10/31/2027	7,000,000	6,942,578
4.38%, 10/31/2024	1,500,000	1,491,562
		46,930,276
U.S. Government Agency — 27.8%
Federal Farm Credit Bank
3.33%, 04/28/2037	500,000	435,883
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2051	1,469,493	1,165,674
3.50%, 06/01/2033	411,219	391,027
3.70%, 05/01/2037	3,000,000	2,671,839
4.00%, 05/01/2052 to 08/01/2052	4,263,121	3,955,771
4.50%, 09/01/2039 to 06/01/2041	862,090	840,320
5.00%, 10/01/2034 to 10/01/2052	710,195	705,164
5.50%, 12/01/2036	2,764	2,810
6.00%, 11/01/2033	26,276	27,107
6.50%, 02/01/2032	8,262	8,449
8.00%, 08/01/2030	56	58
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	523,639
2.04%, 06/01/2037	243,685	180,180
2.14%, 10/01/2029	1,000,000	876,247
2.31%, 05/01/2037	963,812	742,954
2.50%, 01/01/2052	2,139,491	1,789,450
2.53%, 04/01/2034	2,500,000	2,054,146
2.55%, 09/01/2034	700,000	575,930
3.00%, 03/01/2043 to 03/01/2052	4,359,260	3,808,637
3.30%, 02/01/2030	2,749,034	2,515,429
3.43%, 05/01/2032	2,000,000	1,816,088
3.54%, 06/01/2032	1,000,000	911,214
3.69%, 05/01/2030	1,390,091	1,315,849
4.00%, 09/01/2040 to 03/01/2043	2,148,293	2,033,331
4.33%, 10/01/2037	1,000,000	944,762
5.00%, 12/01/2036	3,486	3,443
5.50%, 12/01/2033	6,343	6,408
6.50%, 07/01/2032	1,794	1,858
7.00%, 09/01/2031	3,261	3,348

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc.
2.50%, 03/20/2051	$ 1,387,678	$ 1,149,288
3.50%, 09/15/2048 to 09/20/2051	4,420,960	4,002,298
4.50%, 03/15/2038 to 08/15/2040	348,708	340,766
5.00%, 09/15/2035 to 05/15/2036	25,981	25,976
6.00%, 01/15/2032	3,011	3,076
7.50%, 01/15/2031	2,491	2,521
		35,830,940
Total U.S. Government & Agency Obligations (cost $92,413,035)		82,761,216
MUNICIPAL SECURITIES — 0.2%
Oklahoma Development Finance Authority Revenue Bonds
4.38%, 11/01/2045 (cost $275,000)	275,000	255,446
Total Long-Term Investment Securities (cost $136,444,579)		122,495,717
REPURCHASE AGREEMENTS — 4.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 02/29/2024, to be repurchased 03/01/2024 in the amount of $6,263,601 and collateralized by $6,438,000 United States Treasury Notes bearing interest at 3.88% due 11/30/2027 and having an approximate value of $6,388,620 (cost $6,263,322)	6,263,322	6,263,322
TOTAL INVESTMENTS (cost $142,707,901)	99.7%	128,759,039
Other assets less liabilities	0.3	383,679
NET ASSETS	100.0%	$129,142,718
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At February 29, 2024, the aggregate value of these securities was $6,661,859 representing 5.2% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 29, 2024.
(4)	Principal Only
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at February 29, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$7,317,865	$—	$7,317,865
Asset Backed Securities	—	3,430,771	—	3,430,771
Collateralized Mortgage Obligations	—	28,730,419	—	28,730,419
U.S. Government & Agency Obligations	—	82,761,216	—	82,761,216
Municipal Securities	—	255,446	—	255,446
Repurchase Agreements	—	6,263,322	—	6,263,322
Total Investments at Value	$—	$128,759,039	$—	$128,759,039
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 1.7%
Boeing Co.†	4,276	$ 871,107
Howmet Aerospace, Inc.	3,877	258,014
TransDigm Group, Inc.	24,170	28,465,976
		29,595,097
Agriculture — 0.1%
Philip Morris International, Inc.	9,815	882,957
Airlines — 0.0%
Delta Air Lines, Inc.	6,158	260,299
Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	17,709	16,219,117
NIKE, Inc., Class B	8,994	934,746
Ralph Lauren Corp.	374	69,534
		17,223,397
Auto Manufacturers — 2.6%
Ferrari NV#	26,697	11,340,085
PACCAR, Inc.	6,525	723,557
Tesla, Inc.†	157,060	31,707,273
		43,770,915
Beverages — 0.2%
Coca-Cola Co.	25,933	1,556,499
Monster Beverage Corp.†	7,574	447,623
PepsiCo, Inc.	8,458	1,398,446
		3,402,568
Biotechnology — 0.1%
Regeneron Pharmaceuticals, Inc.†	1,098	1,060,767
Vertex Pharmaceuticals, Inc.†	2,818	1,185,645
		2,246,412
Building Materials — 0.1%
Builders FirstSource, Inc.†	2,108	411,439
Carrier Global Corp.	6,883	382,557
Martin Marietta Materials, Inc.	697	402,664
Masco Corp.	2,072	159,047
Trane Technologies PLC	2,693	759,345
Vulcan Materials Co.	1,453	386,280
		2,501,332
Chemicals — 1.0%
Celanese Corp.#	1,711	260,021
CF Industries Holdings, Inc.	1,763	142,309
Ecolab, Inc.	2,212	497,346
Linde PLC	4,308	1,933,517
Sherwin-Williams Co.	41,726	13,854,284
		16,687,477
Commercial Services — 2.6%
Automatic Data Processing, Inc.	2,741	688,347
Cintas Corp.	814	511,689
CoStar Group, Inc.†	198,609	17,284,941
Equifax, Inc.	822	224,891
FleetCor Technologies, Inc.†	1,233	344,340
Gartner, Inc.†	1,332	620,126
Moody's Corp.	1,264	479,587
Quanta Services, Inc.	1,713	413,707
Rollins, Inc.	2,063	90,916
S&P Global, Inc.	51,580	22,095,840
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
United Rentals, Inc.	1,158	$ 802,807
Verisk Analytics, Inc.	1,363	329,710
		43,886,901
Computers — 8.2%
Accenture PLC, Class A	5,791	2,170,351
Apple, Inc.	755,240	136,509,630
EPAM Systems, Inc.†	394	119,934
Fortinet, Inc.†	10,891	752,677
NetApp, Inc.	1,320	117,638
Seagate Technology Holdings PLC	1,363	126,827
		139,797,057
Cosmetics/Personal Care — 0.2%
Colgate-Palmolive Co.	5,488	474,822
Procter & Gamble Co.	15,707	2,496,470
		2,971,292
Distribution/Wholesale — 1.2%
Copart, Inc.†	361,152	19,195,229
Fastenal Co.	4,883	356,508
Pool Corp.	377	150,091
WW Grainger, Inc.	566	550,978
		20,252,806
Diversified Financial Services — 5.0%
American Express Co.	6,887	1,511,146
Ameriprise Financial, Inc.	916	373,142
Cboe Global Markets, Inc.	1,154	221,568
CME Group, Inc.	2,215	488,075
Discover Financial Services	2,307	278,455
Mastercard, Inc., Class A	56,598	26,870,466
Visa, Inc., Class A	199,137	56,284,082
		86,026,934
Electric — 0.0%
Constellation Energy Corp.	2,456	413,713
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	1,893	341,081
Eaton Corp. PLC	4,230	1,222,470
Generac Holdings, Inc.†	640	72,006
		1,635,557
Electronics — 0.1%
Allegion PLC	570	72,886
Amphenol Corp., Class A	5,726	625,508
Fortive Corp.	6,006	511,291
Garmin, Ltd.	1,412	193,938
Hubbell, Inc.	421	160,262
Jabil, Inc.	1,180	170,026
Mettler-Toledo International, Inc.†	141	175,858
TE Connectivity, Ltd.	2,072	297,457
		2,207,226
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	863	109,610
Entertainment — 0.0%
Caesars Entertainment, Inc.†	2,138	92,939
Live Nation Entertainment, Inc.†	2,424	235,079
		328,018
Environmental Control — 0.6%
Pentair PLC	1,978	153,869

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control (continued)
Republic Services, Inc.	1,992	$ 365,731
Waste Connections, Inc.	56,268	9,365,246
Waste Management, Inc.	2,943	605,228
		10,490,074
Food — 0.1%
Hershey Co.	973	182,846
Lamb Weston Holdings, Inc.	1,635	167,113
Mondelez International, Inc., Class A	9,764	713,456
		1,063,415
Hand/Machine Tools — 0.0%
Snap-on, Inc.	406	111,918
Healthcare-Products — 6.5%
Align Technology, Inc.†	48,085	14,541,866
Boston Scientific Corp.†	207,421	13,733,344
Cooper Cos., Inc.	1,424	133,286
Danaher Corp.	70,402	17,821,562
Edwards Lifesciences Corp.†	3,835	325,476
IDEXX Laboratories, Inc.†	25,276	14,539,514
Insulet Corp.†	453	74,292
Intuitive Surgical, Inc.†	72,180	27,832,608
STERIS PLC	945	220,100
Stryker Corp.	3,697	1,290,512
Thermo Fisher Scientific, Inc.	34,238	19,521,823
Waters Corp.†	374	126,195
West Pharmaceutical Services, Inc.	1,264	452,967
		110,613,545
Healthcare-Services — 1.1%
DaVita, Inc.†	507	64,374
HCA Healthcare, Inc.	1,625	506,513
IQVIA Holdings, Inc.†	1,189	293,873
Molina Healthcare, Inc.†	588	231,619
UnitedHealth Group, Inc.	34,204	16,883,094
		17,979,473
Home Builders — 0.1%
D.R. Horton, Inc.	5,150	769,616
Lennar Corp., Class A	2,393	379,314
NVR, Inc.†	56	427,032
PulteGroup, Inc.	3,684	399,272
		1,975,234
Household Products/Wares — 0.0%
Church & Dwight Co., Inc.	1,937	193,932
Insurance — 0.2%
Aon PLC, Class A	1,745	551,403
Arch Capital Group, Ltd.†	6,377	558,561
Arthur J. Gallagher & Co.	1,882	459,076
Brown & Brown, Inc.	3,148	265,093
Marsh & McLennan Cos., Inc.	4,382	886,347
Progressive Corp.	4,999	947,611
		3,668,091
Internet — 20.1%
Airbnb, Inc., Class A†	3,715	585,001
Alphabet, Inc., Class A†	415,678	57,554,776
Alphabet, Inc., Class C†	85,115	11,897,375
Amazon.com, Inc.†	855,756	151,263,430
Booking Holdings, Inc.†	596	2,067,423
CDW Corp.	962	236,854
Security Description	Shares or Principal Amount	Value

Internet (continued)
Etsy, Inc.†	900	$ 64,521
Expedia Group, Inc.†	2,278	311,676
Meta Platforms, Inc., Class A	125,124	61,327,026
Netflix, Inc.†	64,036	38,608,585
Palo Alto Networks, Inc.†	5,312	1,649,642
Shopify, Inc., Class A†	212,516	16,229,847
Uber Technologies, Inc.†	35,166	2,795,697
VeriSign, Inc.†	729	142,366
		344,734,219
Iron/Steel — 0.0%
Nucor Corp.	2,647	509,018
Steel Dynamics, Inc.	1,638	219,197
		728,215
Leisure Time — 0.1%
Carnival Corp.†	12,224	193,873
Norwegian Cruise Line Holdings, Ltd.†	7,270	140,965
Royal Caribbean Cruises, Ltd.†	4,028	496,854
		831,692
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	4,382	895,330
Las Vegas Sands Corp.	3,848	209,793
Marriott International, Inc., Class A	4,216	1,053,452
MGM Resorts International†	3,175	137,414
Wynn Resorts, Ltd.	1,640	172,528
		2,468,517
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	5,057	1,688,836
Machinery-Diversified — 0.1%
Deere & Co.	2,609	952,416
Ingersoll Rand, Inc.	5,326	486,424
Otis Worldwide Corp.	2,728	259,978
Rockwell Automation, Inc.	941	268,260
		1,967,078
Media — 0.0%
Charter Communications, Inc., Class A†	791	232,499
FactSet Research Systems, Inc.	305	141,087
		373,586
Mining — 0.0%
Freeport-McMoRan, Inc.	12,252	463,248
Miscellaneous Manufacturing — 0.2%
A.O. Smith Corp.	1,322	109,594
Axon Enterprise, Inc.†	1,203	369,766
General Electric Co.	7,997	1,254,649
Illinois Tool Works, Inc.	2,153	564,409
Parker-Hannifin Corp.	1,713	917,226
		3,215,644
Oil & Gas — 0.3%
APA Corp.	5,241	156,129
ConocoPhillips	14,001	1,575,672
Coterra Energy, Inc.	8,483	218,692
Diamondback Energy, Inc.	3,059	558,329
EOG Resources, Inc.	6,577	752,803
Hess Corp.	4,724	688,523
Marathon Oil Corp.	5,300	128,525

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Marathon Petroleum Corp.	3,569	$ 603,982
Pioneer Natural Resources Co.	1,993	468,734
		5,151,389
Pharmaceuticals — 3.6%
AbbVie, Inc.	11,163	1,965,246
Dexcom, Inc.†	4,028	463,502
Eli Lilly & Co.	67,382	50,784,466
Merck & Co., Inc.	17,322	2,202,492
Zoetis, Inc.	30,534	6,055,808
		61,471,514
Pipelines — 0.2%
Cheniere Energy, Inc.	11,045	1,714,184
ONEOK, Inc.	6,172	463,641
Targa Resources Corp.	3,811	374,393
Williams Cos., Inc.	8,107	291,365
		2,843,583
Private Equity — 0.9%
Blackstone, Inc.	126,928	16,223,937
REITS — 0.2%
American Tower Corp.	3,266	649,477
Digital Realty Trust, Inc.	2,122	311,531
Equinix, Inc.	754	670,170
Host Hotels & Resorts, Inc.	7,233	150,012
Iron Mountain, Inc.	2,545	200,139
Public Storage	1,136	322,476
SBA Communications Corp.	738	154,412
Simon Property Group, Inc.	2,063	305,613
		2,763,830
Retail — 1.0%
AutoZone, Inc.†	208	625,252
Chipotle Mexican Grill, Inc.†	1,451	3,901,405
Costco Wholesale Corp.	3,177	2,363,339
Darden Restaurants, Inc.	1,069	182,489
Domino's Pizza, Inc.	239	107,156
Home Depot, Inc.	6,323	2,406,597
Lululemon Athletica, Inc.†	1,968	919,233
McDonald's Corp.	5,454	1,594,095
O'Reilly Automotive, Inc.†	738	802,516
Ross Stores, Inc.	5,786	861,883
Starbucks Corp.	11,520	1,093,248
TJX Cos., Inc.	12,708	1,259,871
Tractor Supply Co.	776	197,352
Ulta Beauty, Inc.†	555	304,451
Yum! Brands, Inc.	2,203	304,939
		16,923,826
Semiconductors — 17.4%
Advanced Micro Devices, Inc.†	27,610	5,315,753
Analog Devices, Inc.	5,024	963,704
Applied Materials, Inc.	14,295	2,882,158
ASML Holding NV	47,028	44,755,607
Broadcom, Inc.	46,038	59,871,958
KLA Corp.	29,193	19,918,384
Lam Research Corp.	2,252	2,112,939
Microchip Technology, Inc.	5,455	458,984
Monolithic Power Systems, Inc.	819	589,713
NVIDIA Corp.	198,836	157,303,136
NXP Semiconductors NV	3,304	825,108
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
ON Semiconductor Corp.†	3,238	$ 255,543
QUALCOMM, Inc.	9,890	1,560,543
Texas Instruments, Inc.	5,742	960,809
		297,774,339
Software — 22.0%
Adobe, Inc.†	7,781	4,359,539
Akamai Technologies, Inc.†	1,211	134,324
ANSYS, Inc.†	846	282,708
Autodesk, Inc.†	1,899	490,265
Broadridge Financial Solutions, Inc.	1,145	233,099
Cadence Design Systems, Inc.†	90,663	27,596,004
Dayforce, Inc.†	1,466	102,268
Electronic Arts, Inc.	1,841	256,783
Fair Isaac Corp.†	422	535,902
Fiserv, Inc.†	5,333	796,057
Intuit, Inc.	87,291	57,864,331
Microsoft Corp.	445,286	184,188,101
MongoDB, Inc.†	25,887	11,586,503
MSCI, Inc.	43,315	24,298,415
Oracle Corp.	27,152	3,032,335
Paychex, Inc.	2,197	269,396
Paycom Software, Inc.	361	65,843
PTC, Inc.†	1,218	222,906
Roper Technologies, Inc.	36,900	20,100,537
Salesforce, Inc.†	16,628	5,135,059
ServiceNow, Inc.†	22,514	17,365,949
Synopsys, Inc.†	29,468	16,906,676
Take-Two Interactive Software, Inc.†	1,351	198,502
Tyler Technologies, Inc.†	719	314,304
		376,335,806
Telecommunications — 0.1%
Arista Networks, Inc.†	4,306	1,195,087
Motorola Solutions, Inc.	1,645	543,492
		1,738,579
Transportation — 0.2%
CSX Corp.	16,885	640,617
Expeditors International of Washington, Inc.	919	109,912
Old Dominion Freight Line, Inc.	1,529	676,552
Union Pacific Corp.	4,687	1,189,045
		2,616,126
Total Common Stocks (cost $1,209,480,930)		1,700,609,214
CONVERTIBLE PREFERRED STOCKS — 0.4%
Internet — 0.4%
ByteDance, Ltd., Series E-1†(1)(2) (cost $5,246,959)	47,885	7,747,916
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
SPDR Portfolio S&P 500 Growth ETF # (cost $1,338,800)	20,000	1,434,800
Total Long-Term Investment Securities (cost $1,216,066,689)		1,709,791,930

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class 5.25%(3)	1,601,228	$ 1,601,228
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(3)(4)	1,891,500	1,891,500
		3,492,728
U.S. Government — 0.0%
United States Treasury Bills
5.22%, 03/21/2024(5)	$ 20,000	19,941
Total Short-Term Investments (cost $3,512,670)		3,512,669
TOTAL INVESTMENTS (cost $1,219,579,359)	100.1%	1,713,304,599
Other assets less liabilities	(0.1)	(2,218,628)
NET ASSETS	100.0%	$1,711,085,971
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
ByteDance, Ltd., Series E-1	12/10/2020	47,885	$5,246,959	$7,747,916	$161.80	0.4%
(3)	The rate shown is the 7-day yield as of February 29, 2024.
(4)	At February 29, 2024, the Fund had loaned securities with a total value of $9,771,121. This was secured by collateral of $1,891,500, which was received in cash and subsequently invested in short-term investments currently valued at $1,891,500 as reported in the Portfolio of Investments. Additional collateral of $8,183,954 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Notes/Bonds	0.00% to 5.56%	03/15/2024 to 02/15/2054	$8,183,954
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P 500 E-Mini Index	March 2024	$234,904	$255,188	$20,284
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$1,004,280	$16,219,117	$—	$17,223,397
Other Industries	1,683,385,817	—	—	1,683,385,817
Convertible Preferred Stocks	—	—	7,747,916	7,747,916
Unaffiliated Investment Companies	1,434,800	—	—	1,434,800
Short-Term Investments:
U.S. Government	—	19,941	—	19,941
Other Short-Term Investments	3,492,728	—	—	3,492,728
Total Investments at Value	$1,689,317,625	$16,239,058	$7,747,916	$1,713,304,599
Other Financial Instruments:†
Futures Contracts	$20,284	$—	$—	$20,284
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 90.5%
Advertising — 1.2%
Clear Channel Outdoor Holdings, Inc.
9.00%, 09/15/2028*#	$ 3,290,000	$ 3,431,470
Lamar Media Corp.
3.75%, 02/15/2028	1,650,000	1,530,375
		4,961,845
Aerospace/Defense — 1.9%
Spirit AeroSystems, Inc.
9.38%, 11/30/2029*	3,100,000	3,352,197
TransDigm, Inc.
5.50%, 11/15/2027	1,780,000	1,718,712
6.63%, 03/01/2032*	995,000	1,001,217
6.75%, 08/15/2028*	1,290,000	1,305,423
7.13%, 12/01/2031*	685,000	702,687
		8,080,236
Agriculture — 0.3%
Darling Ingredients, Inc.
6.00%, 06/15/2030*#	1,445,000	1,423,966
Apparel — 0.5%
Crocs, Inc.
4.13%, 08/15/2031*	1,058,000	900,145
4.25%, 03/15/2029*	1,138,000	1,021,367
		1,921,512
Auto Parts & Equipment — 0.9%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	2,205,000	2,137,221
8.25%, 04/15/2031*#	200,000	210,568
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	1,490,000	1,508,037
		3,855,826
Banks — 0.6%
Freedom Mortgage Corp.
7.63%, 05/01/2026*	753,000	747,446
12.00%, 10/01/2028*	1,075,000	1,164,597
12.25%, 10/01/2030*	475,000	522,609
		2,434,652
Building Materials — 1.5%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	2,860,000	2,700,633
EMRLD Borrower LP / Emerald Co-Issuer, Inc.
6.63%, 12/15/2030*	2,030,000	2,037,105
Standard Industries, Inc.
4.38%, 07/15/2030*	1,350,000	1,203,640
4.75%, 01/15/2028*	550,000	518,891
		6,460,269
Chemicals — 1.9%
Avient Corp.
7.13%, 08/01/2030*#	2,090,000	2,135,792
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	1,165,000	1,208,629
NOVA Chemicals Corp.
8.50%, 11/15/2028*	1,585,000	1,673,532
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	2,900,000	3,081,386
		8,099,339
Security Description		Shares or Principal Amount	Value

Commercial Services — 4.2%
Allied Universal Holdco LLC
7.88%, 02/15/2031*		$ 2,135,000	$ 2,120,225
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.75%, 07/15/2027*		575,000	573,000
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.88%, 06/01/2028	GBP	1,325,000	1,466,657
Block, Inc.
2.75%, 06/01/2026#		825,000	769,593
3.50%, 06/01/2031		915,000	780,562
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031*		2,140,000	2,232,020
Herc Holdings, Inc.
5.50%, 07/15/2027*		1,955,000	1,913,352
Service Corp. International
3.38%, 08/15/2030		2,325,000	1,996,059
TriNet Group, Inc.
7.13%, 08/15/2031*		1,925,000	1,960,879
United Rentals North America, Inc.
4.88%, 01/15/2028#		1,560,000	1,505,861
Williams Scotsman, Inc.
4.63%, 08/15/2028*		2,409,000	2,262,099
			17,580,307
Computers — 1.7%
McAfee Corp.
7.38%, 02/15/2030*		4,730,000	4,174,594
Presidio Holdings, Inc.
4.88%, 02/01/2027*		1,931,000	1,855,930
8.25%, 02/01/2028*#		1,340,000	1,321,360
			7,351,884
Distribution/Wholesale — 1.0%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028*		1,925,000	1,798,170
Windsor Holdings III LLC
8.50%, 06/15/2030*		2,325,000	2,405,610
			4,203,780
Diversified Financial Services — 4.1%
Credit Acceptance Corp.
6.63%, 03/15/2026#		715,000	712,391
9.25%, 12/15/2028*		1,240,000	1,311,734
Enact Holdings, Inc.
6.50%, 08/15/2025*		2,515,000	2,515,101
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029*		150,000	152,280
Nationstar Mortgage Holdings, Inc.
5.13%, 12/15/2030*		2,180,000	1,945,881
5.50%, 08/15/2028*		450,000	424,817
7.13%, 02/01/2032*		475,000	467,202
OneMain Finance Corp.
5.38%, 11/15/2029		2,460,000	2,282,727
6.88%, 03/15/2025		205,000	207,050
7.13%, 03/15/2026#		475,000	482,715
7.88%, 03/15/2030		465,000	472,921
9.00%, 01/15/2029		801,000	841,242
PennyMac Financial Services, Inc.
5.38%, 10/15/2025*		2,350,000	2,312,678
7.88%, 12/15/2029*		605,000	619,283

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
United Wholesale Mortgage LLC
5.50%, 04/15/2029*		$ 2,965,000	$ 2,767,579
			17,515,601
Electric — 0.9%
Clearway Energy Operating LLC
3.75%, 02/15/2031 to 01/15/2032*		2,695,000	2,270,796
4.75%, 03/15/2028*		1,440,000	1,346,174
			3,616,970
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
6.50%, 12/31/2027*#		1,120,000	1,110,603
Electronics — 1.1%
Coherent Corp.
5.00%, 12/15/2029*		1,892,000	1,764,290
Imola Merger Corp.
4.75%, 05/15/2029*		3,210,000	2,974,386
			4,738,676
Entertainment — 3.2%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*#		1,050,000	958,646
6.50%, 02/15/2032*		685,000	690,126
8.13%, 07/01/2027*		2,615,000	2,685,045
Cinemark USA, Inc.
5.25%, 07/15/2028*#		1,674,000	1,563,683
Cirsa Finance International Sarl
6.50%, 03/15/2029*	EUR	255,000	278,931
7.88%, 07/31/2028*	EUR	1,340,000	1,527,637
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*		2,633,000	2,492,082
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031*		3,035,000	3,134,193
			13,330,343
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*		1,000,000	964,851
Food — 1.9%
B&G Foods, Inc.
5.25%, 09/15/2027#		1,540,000	1,431,840
8.00%, 09/15/2028*		995,000	1,035,853
Iceland Bondco PLC
10.88%, 12/15/2027*	GBP	900,000	1,201,187
Performance Food Group, Inc.
4.25%, 08/01/2029*		350,000	317,644
5.50%, 10/15/2027*		2,215,000	2,169,221
Post Holdings, Inc.
5.63%, 01/15/2028*		2,049,000	2,011,403
			8,167,148
Food Service — 0.2%
Aramark Services, Inc.
5.00%, 02/01/2028*		950,000	910,408
Gas — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/2025		926,000	908,869
Security Description	Shares or Principal Amount	Value

Gas (continued)
5.88%, 08/20/2026	$ 2,279,000	$ 2,208,657
9.38%, 06/01/2028*	760,000	771,400
		3,888,926
Healthcare-Products — 2.6%
Avantor Funding, Inc.
4.63%, 07/15/2028*	2,955,000	2,789,176
Bausch & Lomb Corp.
8.38%, 10/01/2028*	1,813,000	1,894,585
Medline Borrower LP
3.88%, 04/01/2029*	5,080,000	4,554,896
5.25%, 10/01/2029*	1,789,000	1,654,800
		10,893,457
Healthcare-Services — 1.5%
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*	2,560,000	1,948,058
IQVIA, Inc.
5.00%, 05/15/2027*	1,550,000	1,508,984
Tenet Healthcare Corp.
6.13%, 06/15/2030	3,075,000	3,045,357
		6,502,399
Home Builders — 3.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 to 04/01/2030*	1,604,000	1,450,940
6.63%, 01/15/2028*	2,056,000	2,043,406
Century Communities, Inc.
3.88%, 08/15/2029*	2,690,000	2,373,779
KB Home
4.00%, 06/15/2031	1,215,000	1,054,913
4.80%, 11/15/2029	1,010,000	946,875
M/I Homes, Inc.
3.95%, 02/15/2030	2,160,000	1,927,459
4.95%, 02/01/2028	720,000	685,411
STL Holding Co. LLC
8.75%, 02/15/2029*	1,625,000	1,662,477
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	430,000	405,857
5.75%, 01/15/2028*	1,755,000	1,719,578
		14,270,695
Insurance — 2.2%
AssuredPartners, Inc.
5.63%, 01/15/2029*	2,990,000	2,750,275
7.50%, 02/15/2032*	1,360,000	1,336,513
HUB International, Ltd.
7.25%, 06/15/2030*	1,125,000	1,147,622
7.38%, 01/31/2032*	1,925,000	1,931,098
MGIC Investment Corp.
5.25%, 08/15/2028	2,110,000	2,038,529
		9,204,037
Internet — 3.5%
Gen Digital, Inc.
6.75%, 09/30/2027*	1,050,000	1,055,396
7.13%, 09/30/2030*#	1,600,000	1,634,599
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/2029*	2,495,000	2,221,490
Newfold Digital Holdings Group Inc
6.00%, 02/15/2029*	3,325,000	2,602,803

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028*		$ 605,000	$ 656,909
Uber Technologies, Inc.
4.50%, 08/15/2029*		3,807,000	3,564,603
8.00%, 11/01/2026*		960,000	976,892
United Group BV
6.75%, 02/15/2031*	EUR	920,000	1,007,232
United Group BV FRS
8.13%, (3 ME+4.25%), 02/15/2031*	EUR	900,000	973,935
			14,693,859
Iron/Steel — 0.6%
ATI, Inc.
4.88%, 10/01/2029		1,154,000	1,059,627
5.88%, 12/01/2027		1,096,000	1,073,720
7.25%, 08/15/2030		325,000	334,058
			2,467,405
Leisure Time — 3.4%
Carnival Corp.
6.00%, 05/01/2029*		3,115,000	3,044,018
7.63%, 03/01/2026*	EUR	360,000	395,897
10.50%, 06/01/2030*		950,000	1,036,481
NCL Corp., Ltd.
5.88%, 02/15/2027*		1,665,000	1,645,555
8.13%, 01/15/2029*		265,000	278,802
8.38%, 02/01/2028*		1,635,000	1,716,364
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*		190,000	186,351
5.50%, 08/31/2026*		2,225,000	2,199,543
7.25%, 01/15/2030*		665,000	691,384
8.25%, 01/15/2029*		275,000	291,687
11.63%, 08/15/2027*		555,000	600,315
Viking Cruises, Ltd.
5.88%, 09/15/2027*		725,000	708,687
9.13%, 07/15/2031*		1,400,000	1,515,610
			14,310,694
Lodging — 1.0%
Boyd Gaming Corp.
4.75%, 12/01/2027		275,000	264,163
4.75%, 06/15/2031*		1,375,000	1,249,002
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*		1,310,000	1,296,787
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*		1,290,000	1,262,357
			4,072,309
Machinery-Diversified — 0.5%
Husky Injection Molding Systems, Ltd./Titan Co-Borrower LLC
9.00%, 02/15/2029*		830,000	848,125
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*		1,195,000	1,147,853
			1,995,978
Media — 7.1%
Altice Financing SA
5.75%, 08/15/2029*		1,525,000	1,313,438
Security Description	Shares or Principal Amount	Value

Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
7.38%, 03/01/2031*	$ 3,825,000	$ 3,706,152
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 to 01/15/2034*	4,545,000	3,582,030
4.50%, 08/15/2030*	1,155,000	958,096
4.50%, 05/01/2032	1,240,000	979,606
CSC Holdings LLC
5.75%, 01/15/2030*	4,915,000	2,890,389
11.75%, 01/31/2029*	3,825,000	3,998,357
DISH DBS Corp.
5.75%, 12/01/2028*	775,000	536,687
Scripps Escrow, Inc.
5.88%, 07/15/2027*	3,510,000	2,849,176
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	1,075,000	1,002,362
4.13%, 07/01/2030*	1,125,000	967,902
Sunrise FinCo I BV
4.88%, 07/15/2031*	3,050,000	2,699,250
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	3,060,000	2,674,470
Ziggo BV
4.88%, 01/15/2030*	2,275,000	2,026,596
		30,184,511
Metal Fabricate/Hardware — 0.5%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027*	1,223,000	1,181,528
6.38%, 06/15/2030*	1,147,000	1,146,962
		2,328,490
Mining — 1.8%
Constellium SE
3.75%, 04/15/2029*	415,000	369,691
5.63%, 06/15/2028*	250,000	241,011
5.88%, 02/15/2026*	561,000	556,406
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	75,000	67,211
4.50%, 09/15/2027*	1,010,000	966,785
5.88%, 04/15/2030*	2,735,000	2,676,700
Novelis Corp.
3.88%, 08/15/2031*	495,000	418,898
4.75%, 01/30/2030*	2,530,000	2,310,416
		7,607,118
Office/Business Equipment — 0.1%
Xerox Holdings Corp.
5.00%, 08/15/2025*	615,000	604,863
Oil & Gas — 5.1%
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030*	2,390,000	2,447,413
Matador Resources Co.
6.88%, 04/15/2028*	1,545,000	1,568,858
Nabors Industries, Inc.
9.13%, 01/31/2030*	1,785,000	1,829,625
Noble Finance II LLC
8.00%, 04/15/2030*	2,995,000	3,079,291
Northern Oil & Gas, Inc.
8.75%, 06/15/2031*	1,225,000	1,280,125
Permian Resources Operating LLC
8.00%, 04/15/2027*	2,075,000	2,139,869

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Range Resources Corp.
4.75%, 02/15/2030*		$ 695,000	$ 645,659
4.88%, 05/15/2025		955,000	941,799
SM Energy Co.
6.50%, 07/15/2028		465,000	465,581
6.75%, 09/15/2026		1,660,000	1,650,726
Transocean, Inc.
8.75%, 02/15/2030*		1,894,500	1,945,317
Vital Energy, Inc.
7.75%, 07/31/2029*		600,000	596,795
9.75%, 10/15/2030		2,775,000	2,972,355
			21,563,413
Oil & Gas Services — 1.9%
Enerflex, Ltd.
9.00%, 10/15/2027*		4,355,000	4,384,044
Weatherford International, Ltd.
8.63%, 04/30/2030*		3,675,000	3,810,056
			8,194,100
Packaging & Containers — 3.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*		2,000,000	1,845,080
5.25%, 08/15/2027*#		2,850,000	2,066,396
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*		610,000	606,475
8.75%, 04/15/2030*		1,400,000	1,332,595
Graphic Packaging International LLC
3.75%, 02/01/2030*		965,000	858,686
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*		1,005,000	1,018,384
9.25%, 04/15/2027*		1,525,000	1,482,960
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*#		1,740,000	1,763,473
Titan Holdings II BV
5.13%, 07/15/2029*	EUR	1,025,000	969,132
Trivium Packaging Finance BV
5.50%, 08/15/2026*		1,245,000	1,214,121
8.50%, 08/15/2027*		1,250,000	1,218,495
			14,375,797
Pharmaceuticals — 0.8%
Bausch Health Cos, Inc.
11.00%, 09/30/2028*		1,400,000	941,500
Prestige Brands, Inc.
5.13%, 01/15/2028*		1,000,000	966,560
Teva Pharmaceutical Finance Netherlands II BV
7.88%, 09/15/2031	EUR	1,085,000	1,341,152
			3,249,212
Pipelines — 4.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
6.63%, 02/01/2032*		3,150,000	3,137,116
Buckeye Partners LP
3.95%, 12/01/2026		1,926,000	1,821,418
4.13%, 03/01/2025*		270,000	264,032
4.13%, 12/01/2027		765,000	711,985
4.50%, 03/01/2028*		960,000	892,520
5.60%, 10/15/2044		683,000	531,033
DT Midstream, Inc.
4.13%, 06/15/2029*		2,863,000	2,616,054
Security Description		Shares or Principal Amount	Value

Pipelines (continued)
EnLink Midstream LLC
5.38%, 06/01/2029		$ 775,000	$ 751,098
5.63%, 01/15/2028*		2,245,000	2,212,024
6.50%, 09/01/2030*		490,000	502,282
EnLink Midstream Partners LP
5.05%, 04/01/2045		852,000	724,652
EQM Midstream Partners LP
4.50%, 01/15/2029*		1,415,000	1,326,449
4.75%, 01/15/2031*		1,935,000	1,799,384
6.50%, 07/01/2027*		685,000	691,851
6.50%, 07/15/2048		835,000	847,556
7.50%, 06/01/2027 to 06/01/2030*		290,000	302,464
			19,131,918
Real Estate — 0.5%
Canary Wharf Group Investment Holdings PLC
3.38%, 04/23/2028	GBP	2,275,000	2,100,180
REITS — 1.3%
Iron Mountain, Inc.
5.25%, 07/15/2030*		1,575,000	1,473,854
7.00%, 02/15/2029*		1,800,000	1,827,145
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/2028*#		1,950,000	1,997,146
			5,298,145
Retail — 6.7%
1011778 BC ULC/New Red Finance, Inc.
3.50%, 02/15/2029*#		770,000	694,235
3.88%, 01/15/2028*		2,965,000	2,765,692
4.38%, 01/15/2028*		500,000	469,339
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*		1,240,000	1,129,571
4.75%, 03/01/2030		355,000	323,061
5.00%, 02/15/2032*		880,000	781,263
FirstCash, Inc.
4.63%, 09/01/2028*		1,610,000	1,489,156
LBM Acquisition LLC
6.25%, 01/15/2029*		4,827,000	4,348,541
Michaels Cos., Inc.
5.25%, 05/01/2028*#		4,135,000	3,210,406
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028*		2,690,000	2,521,350
7.75%, 02/15/2029*		925,000	914,054
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*		2,575,000	2,518,456
SRS Distribution, Inc.
4.63%, 07/01/2028*		1,700,000	1,585,556
6.00%, 12/01/2029*		1,225,000	1,140,481
6.13%, 07/01/2029*		1,050,000	979,125
Staples, Inc.
7.50%, 04/15/2026*		1,145,000	1,100,820
Yum! Brands, Inc.
3.63%, 03/15/2031#		458,000	402,767
4.63%, 01/31/2032		993,000	911,584
5.38%, 04/01/2032		1,124,000	1,079,276
			28,364,733
Semiconductors — 0.5%
Entegris, Inc.
4.75%, 04/15/2029*		2,420,000	2,281,886

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software — 4.9%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*		$ 4,055,000	$ 3,630,347
Dun & Bradstreet Corp.
5.00%, 12/15/2029*#		3,145,000	2,893,400
Fair Isaac Corp.
4.00%, 06/15/2028*		1,250,000	1,161,143
MSCI, Inc.
3.63%, 09/01/2030*		1,240,000	1,093,720
3.88%, 02/15/2031*		420,000	373,610
4.00%, 11/15/2029*		315,000	289,170
Open Text Corp.
3.88%, 02/15/2028 to 12/01/2029*		2,530,000	2,293,601
6.90%, 12/01/2027*		260,000	268,399
Open Text Holdings, Inc.
4.13%, 02/15/2030*		1,075,000	949,088
4.13%, 12/01/2031*#		805,000	689,015
ROBLOX Corp.
3.88%, 05/01/2030*		3,130,000	2,741,348
UKG, Inc.
6.88%, 02/01/2031*		4,155,000	4,198,212
			20,581,053
Telecommunications — 4.1%
Altice France Holding SA
8.00%, 05/15/2027	EUR	590,000	363,473
10.50%, 05/15/2027*		1,475,000	963,565
Altice France SA
5.50%, 01/15/2028 to 10/15/2029*		1,425,000	1,139,192
8.13%, 02/01/2027*		2,840,000	2,609,746
Frontier Communications Holdings LLC
5.00%, 05/01/2028*		2,100,000	1,943,453
5.88%, 10/15/2027*		1,800,000	1,739,702
5.88%, 11/01/2029#		757,036	648,409
6.75%, 05/01/2029*		1,770,000	1,589,093
Iliad Holding SASU
6.50%, 10/15/2026*		760,000	751,344
7.00%, 10/15/2028*		880,000	870,721
Kaixo Bondco Telecom SA
5.13%, 09/30/2029*	EUR	785,000	831,298
Lorca Telecom Bondco SA
4.00%, 09/18/2027*	EUR	1,230,000	1,301,695
Telecom Italia Capital SA
6.38%, 11/15/2033		1,375,000	1,319,680
7.20%, 07/18/2036		550,000	546,681
7.72%, 06/04/2038		525,000	537,721
			17,155,773
Transportation — 0.1%
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/2029*		712,000	619,440
Total Corporate Bonds & Notes (cost $389,629,010)			382,668,607
CONVERTIBLE BONDS & NOTES — 2.0%
Airlines — 0.2%
JetBlue Airways Corp.
0.50%, 04/01/2026#		1,249,000	1,054,965
Commercial Services — 0.2%
Global Payments, Inc.
1.50%, 03/01/2031*		706,000	714,825
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 0.3%
Insulet Corp.
0.38%, 09/01/2026	$ 1,126,000	$ 1,125,437
Internet — 0.2%
Uber Technologies, Inc.
0.88%, 12/01/2028*	742,000	930,097
Machinery-Diversified — 0.2%
Middleby Corp.
1.00%, 09/01/2025	641,000	801,250
Oil & Gas — 0.2%
Northern Oil & Gas, Inc.
3.63%, 04/15/2029	800,000	910,800
REITS — 0.3%
Welltower OP LLC
2.75%, 05/15/2028*	1,125,000	1,239,518
Semiconductors — 0.4%
ON Semiconductor Corp.
0.50%, 03/01/2029	1,500,000	1,513,500
Total Convertible Bonds & Notes (cost $8,376,086)		8,290,392
LOANS(1)(2)(3) — 1.9%
Computers — 0.5%
McAfee Corp. FRS
BTL-B 9.18%, (SOFR12+ 3.75%), 03/01/2029	1,975,455	1,962,049
Healthcare-Products — 0.2%
Bausch & Lomb Corp. FRS
BTL 8.67%, (SOFR12+ 3.25%), 05/10/2027	800,000	791,555
Insurance — 0.4%
HUB International, Ltd. FRS
BTL-B 8.57%, (SOFR4+ 3.25%), 06/20/2030	1,956,301	1,953,158
Packaging & Containers — 0.4%
Clydesdale Acquisition Holdings, Inc. FRS
BTL-B 9.10%, (SOFR12+ 3.68%), 04/13/2029	1,920,750	1,917,921
Software — 0.4%
Dun & Bradstreet Corp. FRS
BTL-B 8.07%, (SOFR12+ 2.75%), 01/18/2029	1,600,194	1,595,694
Total Loans (cost $8,223,860)		8,220,377
Total Long-Term Investment Securities (cost $406,228,956)		399,179,376
SHORT-TERM INVESTMENTS — 4.0%
Unaffiliated Investment Companies — 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(4)(5) (cost $16,742,665)	16,742,665	16,742,665

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 4.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 02/29/2024, to be repurchased 03/01/2024 in the amount of $18,613,993 and collateralized by $18,995,900 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $18,985,512 (cost $18,613,165)	$18,613,165	$ 18,613,165
TOTAL INVESTMENTS (cost $441,584,786)	102.8%	434,535,206
Other assets less liabilities	(2.8)	(11,651,605)
NET ASSETS	100.0%	$422,883,601
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At February 29, 2024, the aggregate value of these securities was $331,834,911 representing 78.5% of net assets.
#	The security or a portion thereof is out on loan.
(1)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(2)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(3)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(4)	The rate shown is the 7-day yield as of February 29, 2024.
(5)	At February 29, 2024, the Fund had loaned securities with a total value of $19,801,490. This was secured by collateral of $16,742,665, which was received in cash and subsequently invested in short-term investments currently valued at $16,742,665 as reported in the Portfolio of Investments. Additional collateral of $3,450,964 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Bills	0.00%	04/04/2024 to 05/28/2024	$4,473
United States Treasury Notes/Bonds	0.00% to 5.56%	03/15/2024 to 02/15/2054	3,446,491
3 ME—3 Month Euribor
BTL—Bank Term Loan
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month
EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at February 29, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	7,346,331	USD	7,991,539	03/28/2024	$43,902	$—
JPMorgan Chase Bank, N.A.	GBP	3,012,000	USD	3,821,802	03/28/2024	19,211	—
Morgan Stanley & Co. International PLC	EUR	480,000	USD	521,430	03/28/2024	2,141	—
Standard Chartered Bank	GBP	100,000	USD	126,897	03/28/2024	648	—
State Street Bank & Trust Company	GBP	89,000	USD	112,852	03/28/2024	491	—
UBS AG	GBP	550,000	USD	697,501	03/28/2024	3,137	—
Unrealized Appreciation (Depreciation)						$69,530	$—
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$382,668,607	$—	$382,668,607
Convertible Bonds & Notes	—	8,290,392	—	8,290,392
Loans	—	8,220,377	—	8,220,377
Short-Term Investments	16,742,665	—	—	16,742,665
Repurchase Agreements	—	18,613,165	—	18,613,165
Total Investments at Value	$16,742,665	$417,792,541	$—	$434,535,206
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$69,530	$—	$69,530
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 4.7%
Banks — 1.9%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	$ 227,884
Banca Transilvania SA
8.88%, 04/27/2027	EUR	400,000	458,259
Barclays PLC
0.58%, 08/09/2029	EUR	1,670,000	1,554,049
Danske Bank A/S
0.75%, 06/09/2029	EUR	1,610,000	1,521,598
HSBC Holdings PLC
3.02%, 06/15/2027	EUR	1,365,000	1,445,083
mBank SA
0.97%, 09/21/2027	EUR	400,000	382,736
OTP Bank Nyrt
7.50%, 05/25/2027		$ 660,000	676,783
Wells Fargo & Co.
6.49%, 10/23/2034		1,095,000	1,164,543
			7,430,935
Electric — 0.8%
Dominion Energy, Inc.
5.38%, 11/15/2032		965,000	959,431
Pacific Gas & Electric Co.
6.15%, 01/15/2033		985,000	1,007,595
Southern California Edison Co.
5.95%, 11/01/2032		915,000	954,077
			2,921,103
Food — 0.4%
NBM US Holdings, Inc.
7.00%, 05/14/2026		1,595,000	1,592,129
Oil & Gas — 0.5%
Petroleos Mexicanos
5.95%, 01/28/2031		880,000	683,110
6.84%, 01/23/2030		1,500,000	1,283,520
			1,966,630
Pipelines — 0.4%
Energy Transfer LP
5.80%, 06/15/2038		1,159,000	1,145,879
Greensaif Pipelines Bidco SARL
6.51%, 02/23/2042*		450,000	463,776
			1,609,655
Semiconductors — 0.4%
Broadcom, Inc.
2.45%, 02/15/2031*		1,800,000	1,503,743
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/2029*		1,398,000	1,243,971
Total Corporate Bonds & Notes (cost $18,640,877)			18,268,166
ASSET BACKED SECURITIES — 1.0%
Other Asset Backed Securities — 1.0%
510 Asset Backed Trust
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(1)		869,451	838,474
Avant Loans Funding Trust
Series 2021-REV1, Class A 1.21%, 07/15/2030*		79,457	79,214
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
PRET LLC
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(1)	$ 534,209	$ 514,622
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL2, Class A1 1.99%, 06/27/2060*(1)	612,103	592,236
VCAT LLC
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(1)	118,442	117,064
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	1,691,467	1,466,824
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	310,275	280,417
Total Asset Backed Securities (cost $4,215,386)		3,888,851
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.8%
Commercial and Residential — 2.6%
Ajax Mtg. Loan Trust
Series 2021-C, Class A 2.12%, 01/25/2061*(1)	297,143	287,795
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(2)	242,096	211,512
BXSC Commercial Mtg. Trust FRS
Series 2022-WSS, Class C 7.71%, (TSFR1M+2.39%), 03/15/2035*	1,135,000	1,126,133
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	877,392	714,806
Series 2021-RPL4, Class A1 1.80%, 12/27/2060*(2)	391,335	378,732
Series 2021-RPL2, Class M3 3.63%, 01/25/2060*(2)	376,575	259,434
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(2)	258,607	207,079
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	689,434	569,888
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 1.75%, 04/25/2061*(1)	383,087	370,542
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(1)	507,136	489,489
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	277,815	250,431
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(2)	218,851	197,451
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	1,112,947	906,098
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(1)	691,328	674,870
Series 2021-3, Class A1 1.87%, 04/25/2026*(1)	403,261	395,572

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)		$ 992,843	$ 794,320
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(2)		185,360	166,826
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 3.24%, 06/25/2024*(1)		473,615	462,885
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)		1,712,274	1,441,814
			9,905,677
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 5.89%, (SOFR30A+0.56%), 01/15/2041		105,593	105,202
Series 4001, Class FM 5.94%, (SOFR30A+0.61%), 02/15/2042		140,779	137,485
Series 3355, Class BF 6.14%, (SOFR30A+0.81%), 08/15/2037		165,427	164,239
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 5.84%, (SOFR30A+0.51%), 09/25/2042		197,904	192,607
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 5.99%, (TSFR1M+0.66%), 02/16/2040		115,965	115,393
			714,926
Total Collateralized Mortgage Obligations (cost $11,985,457)			10,620,603
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.3%
U.S. Government — 53.3%
United States Treasury Bonds TIPS
0.25%, 02/15/2050(3)		13,948,040	8,770,377
0.63%, 02/15/2043(3)		9,172,900	7,029,964
0.75%, 02/15/2045(3)		33,268,102	25,474,616
0.88%, 02/15/2047(3)		10,896,939	8,398,361
1.00%, 02/15/2046(3)		11,534,635	9,220,401
1.38%, 07/15/2033(3)		17,786,804	17,026,500
1.50%, 02/15/2053(3)		959,732	837,243
2.13%, 02/15/2040(3)		3,406,200	3,447,497
United States Treasury Notes TIPS
0.13%, 01/15/2030 to 07/15/2031(3)		58,104,401	51,764,410
0.63%, 07/15/2032(3)		19,790,596	17,894,009
0.75%, 07/15/2028(3)		13,008,829	12,417,249
0.88%, 01/15/2029(3)		28,020,977	26,681,061
1.75%, 01/15/2034(3)		16,121,721	15,884,654
			204,846,342
U.S. Government Agency — 4.0%
Uniform Mtg. Backed Securities
5.50%, March 30 TBA		15,600,000	15,431,096
Total U.S. Government & Agency Obligations (cost $262,996,363)			220,277,438
FOREIGN GOVERNMENT OBLIGATIONS — 36.7%
Regional(State/Province) — 4.4%
Province of Ontario, Canada TIPS
2.00%, 12/01/2036(3)	CAD	25,110,190	16,967,210
Security Description		Shares or Principal Amount	Value

Sovereign — 32.3%
Commonwealth of Australia TIPS
0.68%, 11/21/2027(3)	AUD	15,370,522	$ 9,739,485
1.25%, 08/21/2040(3)	AUD	8,304,807	4,916,663
1.80%, 08/21/2035(3)	AUD	25,021,190	16,616,324
Federative Republic of Brazil TIPS
24.98%, 05/15/2027(3)	BRL	11,416,000	10,004,366
French Republic Government Bond OAT TIPS
0.10%, 07/25/2031*(3)	EUR	16,886,917	17,671,342
Government of New Zealand TIPS
2.50%, 09/20/2040(3)	NZD	11,412,000	6,558,646
2.88%, 09/20/2025(3)	NZD	47,082,962	28,613,167
Government of Romania TIPS
4.63%, 04/03/2049(3)	EUR	1,850,000	1,670,365
Government of Romanian
5.88%, 01/30/2029*		$ 612,000	606,720
Republic of Italy TIPS
0.55%, 05/21/2026*(3)	EUR	15,939,443	16,645,993
United Mexican States
6.00%, 05/07/2036		500,000	497,613
United Mexican States TIPS
2.75%, 11/27/2031(3)	MXN	211,193,541	10,754,803
			124,295,487
Total Foreign Government Obligations (cost $149,784,769)			141,262,697
MUNICIPAL SECURITIES — 0.9%
City of New York, NY General Obligation Bonds
5.99%, 12/01/2036		1,580,000	1,663,929
Illinois State Toll Highway Authority Revenue Bonds
5.85%, 12/01/2034		1,520,000	1,603,516
Total Municipal Securities (cost $3,664,986)			3,267,445
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00%, 12/31/2049†(4) (cost $0)		1,000,000	1,563
Total Long-Term Investment Securities (cost $451,287,838)			397,586,763

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 02/29/2024, to be repurchased 03/01/2024 in the amount of $1,164,703 and collateralized by $1,197,200 of United States Treasury Notes, bearing interest at 3.88% due 11/30/2027 and having an approximate value of $1,188,017
(cost $1,164,651)	$ 1,164,651	$ 1,164,651
TOTAL INVESTMENTS (cost $452,452,489)	103.7%	398,751,414
Other assets less liabilities	(3.7)	(14,064,351)
NET ASSETS	100.0%	$384,687,063
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At February 29, 2024, the aggregate value of these securities was $51,930,073 representing 13.5% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of February 29, 2024.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Principal amount of security is adjusted for inflation.
(4)	Securities classified as Level 3 (see Note 1).
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at February 29, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	39,860,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$—	$(348,913)	$(348,913)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
122	Long	U.S. Treasury 10 Year Notes	June 2024	$13,467,379	$13,473,375	$ 5,996
352	Short	Canada 10 Year Bonds	June 2024	31,171,764	31,090,329	81,435
42	Short	Euro-BUND	March 2024	6,070,899	6,021,459	49,440
129	Short	Euro-OAT	March 2024	17,827,918	17,802,940	24,978
						$161,849
						Unrealized (Depreciation)
152	Short	Euro-BTP	March 2024	$18,997,257	$19,355,649	$(358,392)
435	Short	U.S. Treasury 2 Year Notes	June 2024	89,023,831	89,066,251	(42,420)
63	Short	U.S. Treasury Ultra Bonds	June 2024	8,047,565	8,056,125	(8,560)
						$(409,372)
		Net Unrealized Appreciation (Depreciation)				$(247,523)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	835,000	USD	551,390	03/20/2024	$ 8,371	$ —
	MXN	89,152,000	USD	5,035,983	03/20/2024	—	(181,232)
	NZD	1,100,000	USD	688,161	03/20/2024	18,421	—
						26,792	(181,232)

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	1,772,000	USD	1,940,860	03/20/2024	$ 24,452	$ —
	MXN	89,153,000	USD	5,033,054	03/20/2024	—	(184,220)
						24,452	(184,220)
BNP Paribas SA	USD	692,339	EUR	629,000	03/20/2024	—	(12,079)
Deutsche Bank AG	EUR	37,745,000	USD	41,542,071	03/20/2024	721,062	—
	NZD	56,539,000	USD	34,585,766	03/20/2024	161,727	—
						882,789	—
Goldman Sachs International	BRL	48,933,000	USD	9,788,871	03/20/2024	—	(37,736)
Royal Bank of Canada	AUD	47,732,000	USD	31,434,135	03/20/2024	392,925	—
	CAD	22,924,000	USD	16,922,265	03/20/2024	26,273	—
						419,198	—
Unrealized Appreciation (Depreciation)						$1,353,231	$(415,267)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$18,268,166	$—	$18,268,166
Asset Backed Securities	—	3,888,851	—	3,888,851
Collateralized Mortgage Obligations	—	10,620,603	—	10,620,603
U.S. Government & Agency Obligations	—	220,277,438	—	220,277,438
Foreign Government Obligations	—	141,262,697	—	141,262,697
Municipal Securities	—	3,267,445	—	3,267,445
Escrows and Litigation Trusts	—	—	1,563	1,563
Repurchase Agreements	—	1,164,651	—	1,164,651
Total Investments at Value	$—	$398,749,851	$1,563	$398,751,414
Other Financial Instruments:†
Futures Contracts	$161,849	$—	$—	$161,849
Forward Foreign Currency Contracts	—	1,353,231	—	1,353,231
Total Other Financial Instruments	$161,849	$1,353,231	$—	$1,515,080
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$348,913	$—	$348,913
Futures Contracts	409,372	—	—	409,372
Forward Foreign Currency Contracts	—	415,267	—	415,267
Total Other Financial Instruments	$409,372	$764,180	$—	$1,173,552
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Australia — 7.0%
Ampol, Ltd.	26,536	$ 680,495
ANZ Group Holdings, Ltd.	334,652	6,196,880
APA Group	142,862	729,870
Aristocrat Leisure, Ltd.	64,997	1,973,026
ASX, Ltd.#	21,558	922,307
Aurizon Holdings, Ltd.	204,971	508,803
BHP Group, Ltd.	564,425	16,212,522
BlueScope Steel, Ltd.	50,303	749,741
Brambles, Ltd.	154,740	1,516,421
CAR Group, Ltd.	39,874	953,813
Cochlear, Ltd.	7,297	1,662,644
Coles Group, Ltd.	149,036	1,638,542
Commonwealth Bank of Australia	186,648	14,138,348
Computershare, Ltd.	60,505	1,021,638
CSL, Ltd.	53,792	10,017,999
Dexus#	119,769	576,525
Endeavour Group, Ltd.#	159,546	570,896
Fortescue, Ltd.	188,571	3,192,009
Goodman Group	190,334	3,706,753
GPT Group	213,308	606,639
IDP Education, Ltd.#	29,444	365,402
IGO, Ltd.	75,892	393,831
Insurance Australia Group, Ltd.#	271,326	1,094,034
Lottery Corp., Ltd.	247,849	819,570
Macquarie Group, Ltd.	40,884	5,193,402
Medibank Private, Ltd.	306,670	715,992
Mineral Resources, Ltd.#	19,561	854,653
Mirvac Group#	439,388	627,103
National Australia Bank, Ltd.	348,422	7,672,403
Northern Star Resources, Ltd.	127,971	1,078,689
Orica, Ltd.	50,721	564,793
Origin Energy, Ltd.	191,835	1,121,811
Pilbara Minerals, Ltd.#	318,361	873,929
Qantas Airways, Ltd.†	94,092	314,644
QBE Insurance Group, Ltd.	166,354	1,885,193
Ramsay Health Care, Ltd.#	20,439	728,797
REA Group, Ltd.#	5,885	743,493
Reece, Ltd.#	25,176	440,417
Rio Tinto, Ltd.#	41,337	3,335,342
Santos, Ltd.	361,653	1,665,635
Scentre Group	577,971	1,174,745
SEEK, Ltd.#	39,667	677,718
Sonic Healthcare, Ltd.	50,185	971,368
South32, Ltd.#	505,034	971,851
Stockland	265,822	778,708
Suncorp Group, Ltd.	141,449	1,409,001
Telstra Group, Ltd.	450,321	1,119,390
Transurban Group	343,838	3,028,817
Treasury Wine Estates, Ltd.#	88,886	715,557
Vicinity, Ltd.	430,878	544,493
Washington H. Soul Pattinson & Co., Ltd.#	26,127	587,962
Wesfarmers, Ltd.	126,334	5,481,246
Westpac Banking Corp.	390,849	6,703,221
WiseTech Global, Ltd.#	18,558	1,142,470
Woodside Energy Group, Ltd.	211,435	4,174,948
Woolworths Group, Ltd.	136,029	2,886,547
		130,433,046
Austria — 0.2%
Erste Group Bank AG	38,288	1,527,980
OMV AG	16,399	722,533
Security Description	Shares or Principal Amount	Value

Austria (continued)
Verbund AG	7,582	$ 548,308
voestalpine AG	12,924	353,266
		3,152,087
Belgium — 0.8%
Ageas SA	17,791	754,053
Anheuser-Busch InBev SA NV	96,722	5,834,779
D'ieteren Group	2,393	460,784
Elia Group SA#	3,275	363,637
Groupe Bruxelles Lambert NV	9,802	735,555
KBC Group NV	27,872	1,960,456
Lotus Bakeries NV#	45	423,299
Sofina SA#	1,717	391,275
Syensqo SA†	8,254	737,255
UCB SA	14,078	1,618,656
Umicore SA#	23,322	486,722
Warehouses De Pauw#	18,450	492,599
		14,259,070
Bermuda — 0.1%
Aegon, Ltd.	180,815	1,084,464
CK Infrastructure Holdings, Ltd.	70,000	412,942
Hongkong Land Holdings, Ltd.	123,000	416,514
Jardine Matheson Holdings, Ltd.	17,686	742,409
		2,656,329
Cayman Islands — 0.5%
Budweiser Brewing Co. APAC, Ltd.*	191,700	312,809
CK Asset Holdings, Ltd.	217,308	1,007,750
CK Hutchison Holdings, Ltd.	298,808	1,525,029
ESR Group, Ltd.*	242,400	324,629
Futu Holdings, Ltd. ADR†	6,150	329,148
Grab Holdings, Ltd., Class A†	211,072	647,991
HKT Trust & HKT, Ltd.	422,000	515,232
Sands China, Ltd.†	270,400	770,792
Sea, Ltd. ADR†	40,785	1,978,888
SITC International Holdings Co., Ltd.	150,000	246,198
WH Group, Ltd.*	929,000	560,448
Wharf Real Estate Investment Co., Ltd.	186,000	624,762
Xinyi Glass Holdings, Ltd.	188,000	191,579
		9,035,255
Denmark — 3.5%
AP Moller-Maersk A/S, Series A	338	457,895
AP Moller-Maersk A/S, Series B	540	762,577
Carlsberg A/S, Class B	10,966	1,527,068
Coloplast A/S, Class B	15,214	2,019,715
Danske Bank A/S	76,806	2,256,016
Demant A/S†	11,222	561,952
DSV A/S	20,728	3,324,833
Genmab A/S†	7,357	2,041,744
Novo Nordisk A/S, Class B	363,391	43,451,418
Novozymes A/S, Class B	40,777	2,299,452
Orsted A/S*	21,065	1,190,948
Pandora A/S	9,415	1,519,893
ROCKWOOL A/S, Class B	1,025	329,149
Tryg A/S	38,880	826,001
Vestas Wind Systems A/S†	112,453	3,137,239
		65,705,900
Finland — 1.0%
Elisa Oyj	15,839	713,434
Fortum Oyj	49,956	624,032
Kesko Oyj, Class B	30,415	581,029

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Kone Oyj, Class B	37,848	$ 1,852,743
Metso Oyj	73,847	788,806
Neste Oyj	47,110	1,291,454
Nokia Oyj	602,115	2,124,108
Nordea Bank Abp	356,525	4,333,016
Orion Oyj, Class B	11,992	471,936
Sampo Oyj, Class A	50,270	2,247,897
Stora Enso Oyj, Class R	64,782	819,458
UPM-Kymmene Oyj	59,434	1,988,231
Wartsila OYJ Abp	52,713	815,949
		18,652,093
France — 10.9%
Accor SA	22,124	959,331
Aeroports de Paris SA	3,857	524,489
Air Liquide SA	58,321	11,851,219
Alstom SA	32,094	428,590
Amundi SA*	6,837	450,090
Arkema SA	6,685	692,998
AXA SA	200,885	7,143,206
BioMerieux	4,613	504,305
BNP Paribas SA	116,973	7,009,531
Bollore SE	82,156	563,288
Bouygues SA	21,240	839,722
Bureau Veritas SA	32,843	954,617
Capgemini SE	17,396	4,227,100
Carrefour SA	64,139	1,077,190
Cie de Saint-Gobain SA	50,752	3,910,096
Cie Generale des Etablissements Michelin SCA	75,544	2,800,403
Covivio SA	5,624	252,704
Credit Agricole SA	118,977	1,610,858
Danone SA	71,699	4,573,793
Dassault Aviation SA	2,250	444,763
Dassault Systemes SE	74,409	3,477,019
Edenred SE	27,793	1,376,289
Eiffage SA	8,185	890,965
Engie SA	203,384	3,261,829
EssilorLuxottica SA	32,831	6,978,759
Eurazeo SE	4,853	409,963
Gecina SA	5,119	494,466
Getlink SE	39,810	679,700
Hermes International SCA	3,527	8,851,302
Ipsen SA	4,201	461,590
Kering SA	8,289	3,820,223
Klepierre SA	23,957	608,389
La Francaise des Jeux SAEM*	11,698	489,776
Legrand SA	29,518	2,992,453
L'Oreal SA	26,858	12,855,169
LVMH Moet Hennessy Louis Vuitton SE	30,747	28,160,211
Orange SA	207,346	2,377,055
Pernod Ricard SA	22,773	3,827,447
Publicis Groupe SA	25,486	2,694,854
Remy Cointreau SA	2,567	272,207
Renault SA	21,404	892,477
Safran SA	38,062	7,973,994
Sanofi SA	126,753	12,042,789
Sartorius Stedim Biotech	3,080	847,587
Schneider Electric SE	60,598	13,755,198
SEB SA	2,773	328,109
Societe Generale SA	82,255	1,993,732
Sodexo SA	9,851	784,676
Teleperformance SE	6,629	822,356
Security Description	Shares or Principal Amount	Value

France (continued)
Thales SA	11,703	$ 1,733,807
TotalEnergies SE	255,184	16,327,767
Veolia Environnement SA	75,678	2,350,343
Vinci SA	56,534	7,237,643
Vivendi SE	74,547	832,240
Worldline SA*†	26,779	307,982
		204,028,659
Germany — 8.5%
adidas AG	18,039	3,650,145
Allianz SE	44,911	12,322,663
BASF SE	99,386	5,058,414
Bayer AG	109,398	3,323,441
Bayerische Motoren Werke AG	35,509	4,193,644
Bayerische Motoren Werke AG (Preference Shares)	6,561	718,684
Bechtle AG	9,121	469,995
Beiersdorf AG	11,225	1,608,469
Brenntag SE	15,484	1,411,855
Carl Zeiss Meditec AG	4,482	551,235
Commerzbank AG	117,389	1,357,459
Continental AG	12,250	981,446
Covestro AG*†	21,539	1,173,037
Daimler Truck Holding AG	59,565	2,432,836
Delivery Hero SE*†	19,591	452,097
Deutsche Bank AG	215,830	2,882,598
Deutsche Boerse AG	21,157	4,427,029
Deutsche Lufthansa AG†	66,624	517,488
Deutsche Post AG	110,380	5,120,211
Deutsche Telekom AG	360,921	8,578,767
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	12,681	1,184,050
E.ON SE	250,004	3,191,807
Evonik Industries AG	25,946	478,205
Fresenius Medical Care AG	22,871	874,594
Fresenius SE & Co. KGaA	47,039	1,317,483
GEA Group AG	18,231	734,852
Hannover Rueck SE	6,714	1,722,533
Heidelberg Materials AG	15,549	1,507,900
HelloFresh SE†	17,312	239,882
Henkel AG & Co. KGaA	11,572	780,703
Henkel AG & Co. KGaA (Preference Shares)	18,847	1,417,608
Infineon Technologies AG	145,420	5,205,537
Knorr-Bremse AG	8,077	565,027
LEG Immobilien SE†	8,253	607,211
Mercedes-Benz Group AG	89,349	7,116,769
Merck KGaA	14,393	2,455,651
MTU Aero Engines AG	5,993	1,440,197
Muenchener Rueckversicherungs-Gesellschaft AG	15,196	7,070,887
Nemetschek SE	6,431	613,100
Porsche Automobil Holding SE (Preference Shares)	17,051	910,393
Puma SE	11,757	539,978
Rational AG	570	468,349
Rheinmetall AG	4,851	2,224,115
RWE AG	70,405	2,359,692
SAP SE	116,280	21,728,604
Sartorius AG (Preference Shares)	2,918	1,103,234
Scout24 SE*	8,351	606,467
Siemens AG	84,629	16,737,922
Siemens Energy AG†	57,854	888,472
Siemens Healthineers AG*	31,401	1,884,626
Symrise AG	14,786	1,511,384
Talanx AG	7,189	512,845
Volkswagen AG	3,286	515,967
Volkswagen AG (Preference Shares)	22,962	3,112,177

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Vonovia SE	81,643	$ 2,278,023
Wacker Chemie AG	2,032	221,981
Zalando SE*†	24,965	528,970
		157,888,708
Hong Kong — 1.6%
AIA Group, Ltd.	1,278,200	10,343,532
BOC Hong Kong Holdings, Ltd.	412,000	1,090,421
CLP Holdings, Ltd.	182,500	1,524,827
Galaxy Entertainment Group, Ltd.	244,000	1,330,536
Hang Lung Properties, Ltd.	200,000	216,528
Hang Seng Bank, Ltd.	85,200	975,431
Henderson Land Development Co., Ltd.	162,231	469,441
Hong Kong & China Gas Co., Ltd.	1,247,523	966,467
Hong Kong Exchanges & Clearing, Ltd.	134,100	4,143,423
Link REIT	285,280	1,429,493
MTR Corp., Ltd.	173,000	575,326
New World Development Co., Ltd.#	168,750	213,517
Power Assets Holdings, Ltd.	154,500	930,548
Sino Land Co., Ltd.	408,000	440,846
Sun Hung Kai Properties, Ltd.	161,500	1,638,401
Swire Pacific, Ltd., Class A	48,000	398,432
Swire Properties, Ltd.	130,200	269,898
Techtronic Industries Co., Ltd.	153,500	1,656,005
Wharf Holdings, Ltd.#	119,000	439,171
		29,052,243
Ireland — 1.1%
AIB Group PLC	174,966	810,951
Bank of Ireland Group PLC	117,661	1,025,067
CRH PLC	78,786	6,642,448
DCC PLC	10,998	780,333
Flutter Entertainment PLC†	20,513	4,441,019
James Hardie Industries PLC†	49,010	1,940,124
Kerry Group PLC, Class A	17,751	1,556,999
Kingspan Group PLC	17,226	1,555,673
Smurfit Kappa Group PLC	28,991	1,237,302
		19,989,916
Isle of Man — 0.0%
Entain PLC	71,131	822,071
Israel — 0.7%
Azrieli Group, Ltd.	4,726	342,312
Bank Hapoalim BM	141,465	1,353,989
Bank Leumi Le-Israel BM	169,721	1,422,082
Check Point Software Technologies, Ltd.†	10,422	1,671,897
CyberArk Software, Ltd.†	4,650	1,226,484
Elbit Systems, Ltd.	2,968	660,063
Global-e Online, Ltd.†	10,060	340,732
ICL Group, Ltd.	86,150	456,289
Israel Discount Bank, Ltd., Class A	137,746	717,837
Mizrahi Tefahot Bank, Ltd.	17,202	680,495
Monday.com, Ltd.†	2,957	659,441
Nice, Ltd.†	7,052	1,729,723
Teva Pharmaceutical Industries, Ltd. ADR†	124,814	1,641,304
Wix.com, Ltd.†	6,047	847,668
		13,750,316
Italy — 1.9%
Amplifon SpA#	13,865	462,129
Assicurazioni Generali SpA	112,861	2,675,689
Banco BPM SpA	134,978	787,015
Security Description	Shares or Principal Amount	Value

Italy (continued)
DiaSorin SpA#	2,492	$ 251,159
Enel SpA	905,682	5,764,349
Eni SpA	263,148	4,051,803
FinecoBank Banca Fineco SpA	67,996	940,739
Infrastrutture Wireless Italiane SpA*	37,423	414,134
Intesa Sanpaolo SpA	1,730,486	5,512,427
Leonardo SpA	45,066	963,142
Mediobanca Banca di Credito Finanziario SpA	61,470	837,663
Moncler SpA	22,936	1,653,173
Nexi SpA*†	65,761	482,237
Poste Italiane SpA*	58,176	683,278
Prysmian SpA	29,244	1,458,163
Recordati Industria Chimica e Farmaceutica SpA	11,644	652,098
Snam SpA	224,547	1,050,998
Telecom Italia SpA#†	1,109,551	333,680
Terna - Rete Elettrica Nazionale	156,675	1,227,645
UniCredit SpA	178,856	5,981,067
		36,182,588
Japan — 23.4%
Advantest Corp.	85,400	4,009,941
Aeon Co., Ltd.#	72,800	1,736,546
AGC, Inc.	21,600	772,257
Aisin Corp.	16,400	618,989
Ajinomoto Co., Inc.	49,400	1,810,630
ANA Holdings, Inc.#†	17,800	387,850
Asahi Group Holdings, Ltd.	53,700	1,841,215
Asahi Intecc Co., Ltd.#	24,200	503,317
Asahi Kasei Corp.	139,700	972,524
Astellas Pharma, Inc.	201,500	2,224,067
Azbil Corp.	12,900	378,843
Bandai Namco Holdings, Inc.	66,800	1,318,540
BayCurrent Consulting, Inc.#	14,800	331,994
Bridgestone Corp.	63,600	2,739,805
Brother Industries, Ltd.	25,800	432,537
Canon, Inc.#	111,300	3,250,237
Capcom Co., Ltd.	19,300	777,632
Central Japan Railway Co.	80,400	2,022,942
Chiba Bank, Ltd.	59,100	480,747
Chubu Electric Power Co., Inc.	71,700	893,234
Chugai Pharmaceutical Co., Ltd.	74,800	2,998,737
Concordia Financial Group, Ltd.	118,000	597,494
Dai Nippon Printing Co., Ltd.	22,700	662,704
Daifuku Co., Ltd.	33,873	798,969
Dai-ichi Life Holdings, Inc.	104,700	2,383,928
Daiichi Sankyo Co., Ltd.	206,000	6,840,633
Daikin Industries, Ltd.	29,300	4,117,955
Daito Trust Construction Co., Ltd.	6,900	818,588
Daiwa House Industry Co., Ltd.	66,100	1,912,971
Daiwa House REIT Investment Corp.#	258	421,146
Daiwa Securities Group, Inc.	148,600	1,095,282
Denso Corp.	210,600	3,836,534
Dentsu Group, Inc.	22,500	622,501
Disco Corp.	10,300	3,351,762
East Japan Railway Co.	33,700	1,993,705
Eisai Co., Ltd.	28,100	1,169,498
ENEOS Holdings, Inc.	320,900	1,385,297
FANUC Corp.	106,100	3,101,828
Fast Retailing Co., Ltd.#	19,500	5,667,595
Fuji Electric Co., Ltd.	14,100	858,186
FUJIFILM Holdings Corp.	41,600	2,635,339
Fujitsu, Ltd.	19,700	3,072,943
GLP J-REIT#	522	413,979

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hamamatsu Photonics KK	15,600	$ 560,199
Hankyu Hanshin Holdings, Inc.	25,500	734,857
Hikari Tsushin, Inc.	2,400	434,247
Hirose Electric Co., Ltd.	3,435	365,146
Hitachi Construction Machinery Co., Ltd.	12,000	347,007
Hitachi, Ltd.	103,300	8,704,077
Honda Motor Co., Ltd.	514,300	6,107,422
Hoshizaki Corp.	12,100	413,119
Hoya Corp.	39,400	5,139,328
Hulic Co., Ltd.#	42,800	426,896
Ibiden Co., Ltd.	12,600	582,420
Idemitsu Kosan Co., Ltd.	107,780	683,025
Iida Group Holdings Co., Ltd.	17,200	222,052
Inpex Corp.	108,100	1,447,643
Isuzu Motors, Ltd.	64,900	924,775
ITOCHU Corp.#	132,300	5,765,583
Japan Airlines Co., Ltd.	16,100	300,522
Japan Exchange Group, Inc.	55,900	1,462,252
Japan Metropolitan Fund Investment Corp.	779	459,550
Japan Post Bank Co., Ltd.	161,100	1,716,979
Japan Post Holdings Co., Ltd.	231,200	2,231,761
Japan Post Insurance Co., Ltd.	21,400	394,194
Japan Real Estate Investment Corp.#	143	515,761
Japan Tobacco, Inc.	133,600	3,471,970
JFE Holdings, Inc.	64,100	1,051,216
JSR Corp.	19,800	531,620
Kajima Corp.	47,100	874,144
Kansai Electric Power Co., Inc.	78,500	1,005,540
Kao Corp.	51,900	1,973,942
Kawasaki Kisen Kaisha, Ltd.	15,300	736,482
KDDI Corp.	166,700	5,069,814
KDX Realty Investment Corp.	461	462,004
Keisei Electric Railway Co., Ltd.	14,400	672,682
Keyence Corp.	21,700	10,182,842
Kikkoman Corp.	15,100	988,899
Kintetsu Group Holdings Co., Ltd.#	20,200	620,583
Kirin Holdings Co., Ltd.	86,500	1,203,238
Kobe Bussan Co., Ltd.	16,840	453,101
Koei Tecmo Holdings Co., Ltd.	13,060	163,410
Koito Manufacturing Co., Ltd.	21,500	273,055
Komatsu, Ltd.	103,000	2,987,933
Konami Group Corp.	11,200	754,487
Kose Corp.	3,679	206,613
Kubota Corp.	111,800	1,639,625
Kyocera Corp.	143,100	2,115,319
Kyowa Kirin Co., Ltd.	30,100	597,496
Lasertec Corp.	8,325	2,227,124
LY Corp.	297,600	817,034
M3, Inc.	49,100	705,475
Makita Corp.	24,900	650,550
Marubeni Corp.	159,500	2,636,359
MatsukiyoCocokara & Co.	38,200	632,135
Mazda Motor Corp.	63,300	732,540
McDonald's Holdings Co. Japan, Ltd.#	9,700	451,265
MEIJI Holdings Co., Ltd.	26,100	587,896
Minebea Mitsumi, Inc.	40,400	836,509
MISUMI Group, Inc.	31,700	485,682
Mitsubishi Chemical Group Corp.	142,500	817,226
Mitsubishi Corp.	384,400	8,234,576
Mitsubishi Electric Corp.	215,100	3,402,242
Mitsubishi Estate Co., Ltd.	125,300	1,926,417
Mitsubishi HC Capital, Inc.	89,900	618,656
Security Description	Shares or Principal Amount	Value

Japan (continued)
Mitsubishi Heavy Industries, Ltd.	35,700	$ 2,824,133
Mitsubishi UFJ Financial Group, Inc.	1,271,500	13,061,595
Mitsui & Co., Ltd.	144,100	6,314,172
Mitsui Chemicals, Inc.	19,000	526,611
Mitsui Fudosan Co., Ltd.	99,100	2,691,419
Mitsui OSK Lines, Ltd.	38,300	1,311,610
Mizuho Financial Group, Inc.	268,620	5,008,936
MonotaRO Co., Ltd.	27,900	267,149
MS&AD Insurance Group Holdings, Inc.	47,800	2,368,357
Murata Manufacturing Co., Ltd.	191,900	3,900,727
NEC Corp.	27,400	1,847,823
Nexon Co., Ltd.	38,100	627,956
NIDEC Corp.	46,500	1,765,405
Nintendo Co., Ltd.	115,800	6,480,838
Nippon Building Fund, Inc.	170	654,569
NIPPON EXPRESS HOLDINGS, Inc.	8,100	427,839
Nippon Paint Holdings Co., Ltd.	105,600	787,133
Nippon Prologis REIT, Inc.	253	423,444
Nippon Sanso Holdings Corp.	19,300	560,005
Nippon Steel Corp.	95,200	2,364,640
Nippon Telegraph & Telephone Corp.	3,327,400	4,051,585
Nippon Yusen KK#	54,000	1,721,040
Nissan Chemical Corp.	14,000	585,497
Nissan Motor Co., Ltd.	258,500	1,016,940
Nissin Foods Holdings Co., Ltd.#	22,400	653,967
Nitori Holdings Co., Ltd.	8,900	1,306,749
Nitto Denko Corp.	16,000	1,464,663
Nomura Holdings, Inc.	334,700	1,900,782
Nomura Real Estate Holdings, Inc.	12,300	306,055
Nomura Real Estate Master Fund, Inc.#	472	468,777
Nomura Research Institute, Ltd.	43,100	1,211,282
NTT Data Group Corp.	70,300	1,144,400
Obayashi Corp.	72,300	701,079
Obic Co., Ltd.#	7,800	1,219,947
Odakyu Electric Railway Co., Ltd.	34,799	489,252
Oji Holdings Corp.	96,000	376,190
Olympus Corp.	133,900	1,905,403
Omron Corp.	19,600	733,738
Ono Pharmaceutical Co., Ltd.	43,300	716,965
Open House Group Co., Ltd.	8,700	274,004
Oracle Corp. Japan	4,300	329,538
Oriental Land Co., Ltd.	121,500	4,353,646
ORIX Corp.	130,600	2,744,659
Osaka Gas Co., Ltd.	41,700	831,783
Otsuka Corp.	12,800	562,646
Otsuka Holdings Co., Ltd.	46,600	1,890,303
Pan Pacific International Holdings Corp.	42,400	993,771
Panasonic Holdings Corp.	245,930	2,318,046
Rakuten Group, Inc.†	166,800	917,197
Recruit Holdings Co., Ltd.	160,483	6,501,192
Renesas Electronics Corp.	163,600	2,691,297
Resona Holdings, Inc.	236,700	1,289,224
Ricoh Co., Ltd.	61,000	506,307
Rohm Co., Ltd.	36,600	624,880
SBI Holdings, Inc.	27,400	736,550
SCSK Corp.	17,442	321,534
Secom Co., Ltd.	23,400	1,706,040
Seiko Epson Corp.	32,100	519,421
Sekisui Chemical Co., Ltd.	42,900	605,658
Sekisui House, Ltd.	66,400	1,481,507
Seven & i Holdings Co., Ltd.#	251,700	3,748,063
SG Holdings Co., Ltd.	35,656	447,341
Sharp Corp.#†	29,000	158,391

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shimadzu Corp.	26,400	$ 720,752
Shimano, Inc.	8,500	1,184,616
Shimizu Corp.	57,900	335,237
Shin-Etsu Chemical Co., Ltd.	202,800	8,661,760
Shionogi & Co., Ltd.	29,200	1,456,303
Shiseido Co., Ltd.	44,600	1,216,913
Shizuoka Financial Group, Inc.	52,200	511,304
SMC Corp.	6,300	3,800,163
SoftBank Corp.	320,100	4,214,829
SoftBank Group Corp.	114,600	6,841,103
Sompo Holdings, Inc.	32,900	1,931,071
Sony Group Corp.	140,500	12,079,030
Square Enix Holdings Co., Ltd.	9,600	406,661
Subaru Corp.	68,500	1,560,101
SUMCO Corp.#	39,004	613,061
Sumitomo Chemical Co., Ltd.#	156,700	318,240
Sumitomo Corp.	115,900	2,717,182
Sumitomo Electric Industries, Ltd.	79,600	1,183,372
Sumitomo Metal Mining Co., Ltd.	27,500	717,257
Sumitomo Mitsui Financial Group, Inc.	141,500	7,880,351
Sumitomo Mitsui Trust Holdings, Inc.	72,900	1,478,336
Sumitomo Realty & Development Co., Ltd.	31,800	943,470
Suntory Beverage & Food, Ltd.	15,400	505,954
Suzuki Motor Corp.	41,000	1,799,683
Sysmex Corp.	18,600	1,047,303
T&D Holdings, Inc.	55,700	968,202
Taisei Corp.	18,900	594,724
Takeda Pharmaceutical Co., Ltd.	176,200	5,160,735
TDK Corp.	43,300	2,256,037
Terumo Corp.	75,000	2,927,011
TIS, Inc.	24,556	553,522
Tobu Railway Co., Ltd.	21,000	536,671
Toho Co., Ltd.#	12,500	405,609
Tokio Marine Holdings, Inc.	200,700	5,856,883
Tokyo Electric Power Co. Holdings, Inc.†	170,000	918,425
Tokyo Electron, Ltd.	52,500	12,982,851
Tokyo Gas Co., Ltd.	41,100	899,494
Tokyu Corp.	55,700	709,359
Toppan Holdings, Inc.	27,400	653,263
Toray Industries, Inc.	154,400	710,734
Tosoh Corp.	29,000	394,949
TOTO, Ltd.	14,800	400,811
Toyota Industries Corp.	16,300	1,623,998
Toyota Motor Corp.	1,180,900	28,341,536
Toyota Tsusho Corp.	23,700	1,534,663
Trend Micro, Inc.	15,000	730,798
Unicharm Corp.	45,000	1,493,803
USS Co., Ltd.	22,899	399,130
West Japan Railway Co.	24,500	1,018,578
Yakult Honsha Co., Ltd.	28,600	615,784
Yamaha Corp.	14,700	322,304
Yamaha Motor Co., Ltd.	99,300	889,019
Yamato Holdings Co., Ltd.	29,500	448,957
Yaskawa Electric Corp.#	26,800	1,098,279
Yokogawa Electric Corp.	25,500	539,441
Zensho Holdings Co., Ltd.	10,400	456,195
ZOZO, Inc.#	15,593	353,548
		435,658,972
Jersey — 0.6%
Experian PLC	102,423	4,386,000
Security Description	Shares or Principal Amount	Value

Jersey (continued)
Glencore PLC	1,165,595	$ 5,531,308
WPP PLC	119,687	1,072,950
		10,990,258
Luxembourg — 0.2%
ArcelorMittal SA	56,979	1,486,899
Eurofins Scientific SE	15,029	898,198
Tenaris SA	52,583	936,444
		3,321,541
Netherlands — 6.6%
ABN AMRO Bank NV*	53,012	851,225
Adyen NV*#†	2,418	3,820,699
AerCap Holdings NV†	22,294	1,720,651
Airbus SE	66,010	10,915,880
Akzo Nobel NV	18,996	1,383,449
Argenx SE†	6,578	2,477,234
ASM International NV	5,229	3,210,905
ASML Holding NV	44,892	42,473,247
ASR Nederland NV	17,649	813,999
BE Semiconductor Industries NV#	8,585	1,558,575
Davide Campari-Milano NV	58,207	591,090
Euronext NV*	9,542	879,639
EXOR NV	10,422	1,124,886
Ferrari NV	14,037	5,923,324
Ferrovial SE#	57,097	2,138,105
Heineken Holding NV	14,433	1,114,321
Heineken NV	32,070	2,963,730
IMCD NV	6,345	966,949
ING Groep NV	403,048	5,532,249
JDE Peet's NV#	10,856	247,988
Koninklijke Ahold Delhaize NV	106,984	3,182,637
Koninklijke KPN NV	373,628	1,365,798
Koninklijke Philips NV†	87,898	1,759,638
NN Group NV	30,149	1,343,318
OCI NV	11,747	309,628
Prosus NV	162,884	4,756,181
QIAGEN NV	24,631	1,055,498
Randstad NV	12,290	678,358
Stellantis NV	246,361	6,460,037
STMicroelectronics NV	76,106	3,459,945
Universal Music Group NV	91,282	2,750,991
Wolters Kluwer NV	27,674	4,362,899
		122,193,073
New Zealand — 0.3%
Auckland International Airport, Ltd.#	147,604	727,865
EBOS Group, Ltd.#	17,087	384,541
Fisher & Paykel Healthcare Corp., Ltd.#	64,812	965,954
Mercury NZ, Ltd.#	77,459	314,960
Meridian Energy, Ltd.	144,037	524,912
Spark New Zealand, Ltd.#	204,745	632,535
Xero, Ltd.†	16,023	1,328,699
		4,879,466
Norway — 0.6%
Adevinta ASA†	38,942	415,924
Aker BP ASA	35,189	854,202
DNB Bank ASA	103,066	2,061,144
Equinor ASA	100,323	2,467,844
Gjensidige Forsikring ASA	22,270	351,628
Kongsberg Gruppen ASA	9,795	623,994
Mowi ASA	51,825	999,765
Norsk Hydro ASA	147,743	760,587

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Orkla ASA	78,060	$ 559,404
Salmar ASA	8,081	512,338
Telenor ASA	70,125	767,239
Yara International ASA	18,437	573,346
		10,947,415
Portugal — 0.2%
EDP - Energias de Portugal SA	349,432	1,389,854
Galp Energia SGPS SA	50,579	795,748
Jeronimo Martins SGPS SA	31,534	755,314
		2,940,916
Singapore — 1.1%
CapitaLand Ascendas REIT	415,624	852,026
CapitaLand Integrated Commercial Trust	592,868	868,932
CapitaLand Investment, Ltd.	289,600	602,472
City Developments, Ltd.	55,700	236,023
DBS Group Holdings, Ltd.	201,700	5,011,346
Genting Singapore, Ltd.	673,400	454,768
Jardine Cycle & Carriage, Ltd.	11,000	208,579
Keppel, Ltd.	162,200	877,065
Mapletree Logistics Trust	386,578	426,651
Mapletree Pan Asia Commercial Trust	262,900	264,825
Oversea-Chinese Banking Corp., Ltd.	377,100	3,652,827
Seatrium, Ltd.†	4,939,001	330,613
Sembcorp Industries, Ltd.	99,593	378,694
Singapore Airlines, Ltd.#	165,749	801,883
Singapore Exchange, Ltd.	95,400	672,728
Singapore Technologies Engineering, Ltd.	173,900	516,471
Singapore Telecommunications, Ltd.	919,400	1,608,164
United Overseas Bank, Ltd.	140,800	2,934,102
UOL Group, Ltd.	51,800	228,474
Wilmar International, Ltd.	213,900	529,707
		21,456,350
Spain — 2.4%
Acciona SA#	2,750	307,436
ACS Actividades de Construccion y Servicios SA#	23,512	964,044
Aena SME SA*	8,351	1,580,711
Amadeus IT Group SA	50,165	2,948,173
Banco Bilbao Vizcaya Argentaria SA	664,280	6,599,117
Banco Santander SA	1,802,172	7,478,902
CaixaBank SA	459,466	2,071,733
Cellnex Telecom SA*	62,935	2,264,941
Corp. ACCIONA Energias Renovables SA	7,333	151,363
EDP Renovaveis SA#	34,208	466,069
Enagas SA	27,716	399,782
Endesa SA	35,369	636,342
Grifols SA†	33,216	272,203
Iberdrola SA	683,356	7,845,269
Industria de Diseno Textil SA	121,468	5,383,397
Naturgy Energy Group SA	14,037	332,093
Redeia Corp. SA	45,189	718,094
Repsol SA	142,244	2,261,465
Telefonica SA	544,287	2,223,221
		44,904,355
SupraNational — 0.0%
Unibail-Rodamco-Westfield†	13,160	962,424
Sweden — 3.1%
Alfa Laval AB	32,218	1,213,301
Assa Abloy AB, Class B	111,610	3,189,359
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Atlas Copco AB, Class A	299,103	$ 5,189,663
Atlas Copco AB, Class B	173,811	2,603,762
Beijer Ref AB	42,860	605,148
Boliden AB	30,457	772,137
Epiroc AB, Class A	73,382	1,332,664
Epiroc AB, Class B	43,426	715,853
EQT AB	39,599	1,163,313
Essity AB, Class B	67,828	1,581,592
Evolution AB*	20,408	2,647,175
Fastighets AB Balder, Class B†	72,601	452,826
Getinge AB, Class B	25,471	504,658
H & M Hennes & Mauritz AB, Class B	71,922	975,335
Hexagon AB, Class B	231,192	2,716,622
Holmen AB, Class B	8,488	340,776
Husqvarna AB, Class B	38,938	300,431
Industrivarden AB, Class A	14,473	493,511
Industrivarden AB, Class C	16,275	554,297
Indutrade AB	30,426	805,207
Investment AB Latour, Class B	16,487	418,138
Investor AB, Class B	192,736	4,851,026
L E Lundbergforetagen AB, Class B	8,464	459,955
Lifco AB, Class B	25,958	692,622
Nibe Industrier AB, Class B	168,758	945,274
Saab AB, Series B	8,917	702,595
Sagax AB, Class B	21,986	521,347
Sandvik AB	118,728	2,676,136
Securitas AB, Class B	54,765	590,049
Skandinaviska Enskilda Banken AB, Class A	176,704	2,623,027
Skanska AB, Class B	37,887	698,751
SKF AB, Class B	37,947	827,138
Svenska Cellulosa AB SCA, Class B	67,467	954,285
Svenska Handelsbanken AB, Class A	162,419	1,942,992
Swedbank AB, Class A	94,540	2,074,863
Swedish Orphan Biovitrum AB†	21,665	531,917
Tele2 AB, Class B	59,489	498,999
Telefonaktiebolaget LM Ericsson, Class B	326,076	1,775,922
Telia Co. AB	262,715	625,483
Volvo AB, Class A	22,301	621,709
Volvo AB, Class B	168,034	4,624,915
Volvo Car AB, Class B†	66,356	242,668
		58,057,441
Switzerland — 9.5%
Avolta AG†	10,895	426,671
ABB, Ltd.	178,134	8,208,828
Adecco Group AG	17,817	714,920
Alcon, Inc.	55,644	4,735,910
Bachem Holding AG#	3,759	297,825
Baloise Holding AG	5,100	823,044
Banque Cantonale Vaudoise#	3,354	401,812
Barry Callebaut AG	398	559,517
BKW AG	2,352	329,948
Chocoladefabriken Lindt & Spruengli AG	13	1,561,389
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)#	106	1,297,747
Cie Financiere Richemont SA, Class A	58,127	9,277,857
Clariant AG	24,026	297,506
Coca-Cola HBC AG	24,608	766,111
DSM-Firmenich AG	20,709	2,217,842
EMS-Chemie Holding AG	782	545,461
Geberit AG	3,723	2,164,343
Givaudan SA	1,028	4,315,893
Helvetia Holding AG	4,133	584,095

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Holcim AG	58,039	$ 4,734,779
Julius Baer Group, Ltd.	22,939	1,228,103
Kuehne + Nagel International AG	6,051	2,037,207
Logitech International SA	18,312	1,615,804
Lonza Group AG	8,292	4,339,866
Nestle SA	297,315	30,897,261
Novartis AG	228,246	23,072,015
Partners Group Holding AG	2,527	3,629,522
Roche Holding AG	78,233	20,505,646
Roche Holding AG (BR)#	3,565	987,973
Sandoz Group AG†	45,594	1,417,285
Schindler Holding AG	2,614	665,021
Schindler Holding AG (Participation Certificate)	4,534	1,194,880
SGS SA	16,692	1,602,102
SIG Group AG#	34,054	674,521
Sika AG	16,976	4,909,483
Sonova Holding AG	5,644	1,739,516
Straumann Holding AG	12,429	1,963,247
Swatch Group AG (TRQX)	5,860	268,355
Swatch Group AG (XEGT)	3,222	760,790
Swiss Life Holding AG	3,287	2,386,608
Swiss Prime Site AG	8,543	816,460
Swiss Re AG	33,587	4,050,351
Swisscom AG	2,884	1,647,432
Temenos AG	7,114	535,303
UBS Group AG	366,243	10,449,326
VAT Group AG*	3,007	1,508,271
Zurich Insurance Group AG	16,297	8,665,830
		177,829,676
United Kingdom — 13.0%
3i Group PLC	108,386	3,379,455
Abrdn PLC#	210,012	417,175
Admiral Group PLC	28,991	976,130
Anglo American PLC	141,497	3,046,790
Antofagasta PLC	43,911	1,008,659
Ashtead Group PLC	48,761	3,519,513
Associated British Foods PLC	38,381	1,101,684
AstraZeneca PLC	172,588	21,851,524
Auto Trader Group PLC*	101,884	952,993
Aviva PLC	304,940	1,723,161
BAE Systems PLC	338,596	5,310,226
Barclays PLC	1,682,127	3,512,196
Barratt Developments PLC	108,524	639,566
Berkeley Group Holdings PLC	11,846	694,880
BP PLC	1,900,417	11,096,271
British American Tobacco PLC	236,579	7,020,177
BT Group PLC#	719,700	951,792
Bunzl PLC	37,635	1,500,308
Burberry Group PLC	40,472	656,319
Centrica PLC	610,148	969,742
Coca-Cola Europacific Partners PLC	22,992	1,577,941
Compass Group PLC	190,861	5,230,100
Croda International PLC	15,549	936,278
Diageo PLC	250,319	9,365,834
Endeavour Mining PLC#	20,559	332,175
GSK PLC	455,998	9,577,380
Haleon PLC	616,985	2,589,140
Halma PLC	42,275	1,229,197
Hargreaves Lansdown PLC#	39,613	365,553
Hikma Pharmaceuticals PLC	18,463	457,748
HSBC Holdings PLC	2,169,801	16,911,901
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Imperial Brands PLC	94,824	$ 2,044,289
Informa PLC	154,082	1,576,904
InterContinental Hotels Group PLC	18,410	1,953,925
Intertek Group PLC	17,972	1,052,354
J Sainsbury PLC	184,581	583,181
JD Sports Fashion PLC	288,582	430,009
Kingfisher PLC	210,684	624,057
Land Securities Group PLC	78,793	616,916
Legal & General Group PLC	665,741	2,036,276
Lloyds Banking Group PLC	7,076,150	4,162,576
London Stock Exchange Group PLC	46,375	5,197,056
M&G PLC	249,787	709,104
Melrose Industries PLC	149,900	1,202,483
Mondi PLC	49,153	873,767
National Grid PLC	410,688	5,380,211
NatWest Group PLC	641,463	1,937,397
Next PLC	13,413	1,412,216
Ocado Group PLC#†	64,512	419,414
Pearson PLC	71,190	863,661
Persimmon PLC	35,570	612,982
Phoenix Group Holdings PLC#	83,642	525,461
Prudential PLC	306,583	3,029,636
Reckitt Benckiser Group PLC	79,909	5,042,572
RELX PLC	210,391	9,226,842
Rentokil Initial PLC	280,895	1,555,750
Rio Tinto PLC	125,385	8,046,497
Rolls-Royce Holdings PLC†	937,235	4,372,886
Sage Group PLC	114,347	1,800,597
Schroders PLC	89,755	446,156
Segro PLC	129,863	1,387,719
Severn Trent PLC	29,971	945,796
Shell PLC	736,855	22,865,905
Smith & Nephew PLC	97,256	1,285,260
Smiths Group PLC	38,700	786,099
Spirax-Sarco Engineering PLC	8,215	1,071,773
SSE PLC	121,614	2,495,908
St. James's Place PLC	61,089	388,341
Standard Chartered PLC	255,193	2,152,118
Taylor Wimpey PLC	393,358	685,192
Tesco PLC	791,327	2,786,341
Unilever PLC	278,433	13,616,483
United Utilities Group PLC	75,930	982,978
Vodafone Group PLC	2,562,879	2,256,633
Whitbread PLC	21,519	897,970
Wise PLC, Class A†	68,468	794,212
		242,035,711
Total Long-Term Investment Securities (cost $1,473,034,492)		1,841,785,879
SHORT-TERM INVESTMENTS — 1.8%
U.S. Government — 0.2%
United States Treasury Bills
5.27%, 03/12/2024(1)	$ 3,750,000	3,743,951
Unaffiliated Investment Companies — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(2)(3)	30,083,784	30,083,784
Total Short-Term Investments (cost $33,827,760)		33,827,735

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 02/29/2024, to be repurchased 03/01/2024 in the amount of $7,183,387 and collateralized by $7,330,800 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $7,326,791
(cost $7,183,068)	$ 7,183,068	$ 7,183,068
TOTAL INVESTMENTS (cost $1,514,045,320)	101.0%	1,882,796,682
Other assets less liabilities	(1.0)	(18,749,815)
NET ASSETS	100.0%	$1,864,046,867
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At February 29, 2024, the aggregate value of these securities was $25,551,232 representing 1.4% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of February 29, 2024.
(3)	At February 29, 2024, the Fund had loaned securities with a total value of $48,452,195. This was secured by collateral of $30,083,784, which was received in cash and subsequently invested in short-term investments currently valued at $30,083,784 as reported in the Portfolio of Investments. Additional collateral of $20,891,738 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Bills	0.00%	03/14/2024 to 08/22/2024	$197,509
United States Treasury Notes/Bonds	0.13% to 6.13%	03/15/2024 to 11/15/2053	20,694,229
ADR—American Depositary Receipt
BR—Bearer Shares
TRQX—Turquoise Stock Exchange
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
222	Long	MSCI EAFE Index	March 2024	$24,705,305	$25,395,690	$690,385
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	11.1%
Pharmaceuticals	9.0
Insurance	5.3
Semiconductors	4.5
Auto Manufacturers	4.3
Oil & Gas	4.0
Food	3.8
Chemicals	2.8
Telecommunications	2.8
Commercial Services	2.6
Electric	2.5
Mining	2.5
Apparel	2.4
Healthcare-Products	2.2
Machinery-Diversified	2.2
Retail	2.1
Aerospace/Defense	2.0
Cosmetics/Personal Care	2.0
Building Materials	2.0
Software	1.8
Short-Term Investments	1.8
Distribution/Wholesale	1.8
Beverages	1.7
Electronics	1.7
Machinery-Construction & Mining	1.6
Diversified Financial Services	1.5
Engineering & Construction	1.3
Transportation	1.1
Miscellaneous Manufacturing	1.1
Computers	1.1
Electrical Components & Equipment	1.0
Internet	1.0

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Industry Allocation*(continued)
Real Estate	0.9%
Auto Parts & Equipment	0.9
Entertainment	0.8
Home Furnishings	0.8
REITS	0.7
Biotechnology	0.7
Agriculture	0.7
Iron/Steel	0.5
Investment Companies	0.5
Private Equity	0.5
Toys/Games/Hobbies	0.5
Gas	0.5
Healthcare-Services	0.4
Household Products/Wares	0.4
Repurchase Agreements	0.4
Lodging	0.4
Media	0.3
Food Service	0.3
Hand/Machine Tools	0.3
Water	0.3
Metal Fabricate/Hardware	0.3
Home Builders	0.2
Forest Products & Paper	0.2
Advertising	0.2
Office/Business Equipment	0.2
Energy-Alternate Sources	0.2
Leisure Time	0.2
Packaging & Containers	0.1
101.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$2,956,027	$6,079,228	$—	$9,035,255
Ireland	6,642,448	13,347,468	—	19,989,916
Israel	6,387,526	7,362,790	—	13,750,316
Netherlands	1,720,651	120,472,422	—	122,193,073
United Kingdom	1,577,941	240,457,770	—	242,035,711
Other Countries	—	1,434,781,608	—	1,434,781,608
Short-Term Investments:
U.S. Government	—	3,743,951	—	3,743,951
Other Short-Term Investments	30,083,784	—	—	30,083,784
Repurchase Agreements	—	7,183,068	—	7,183,068
Total Investments at Value	$49,368,377	$1,833,428,305	$—	$1,882,796,682
Other Financial Instruments:†
Futures Contracts	$690,385	$—	$—	$690,385
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 7.3%
British Virgin Islands — 0.3%
China Cinda 2020 I Management, Ltd.
2.50%, 01/20/2028	$ 200,000	$ 178,470
Cayman Islands — 1.2%
Alibaba Group Holding, Ltd.
2.70%, 02/09/2041	200,000	138,140
GACI First Investment Co.
5.00%, 10/13/2027	200,000	198,331
Grupo Aval, Ltd.
4.38%, 02/04/2030*	255,000	210,624
Meituan
3.05%, 10/28/2030	200,000	169,187
		716,282
Chile — 0.3%
Celulosa Arauco y Constitucion SA
5.50%, 04/30/2049	200,000	168,898
Indonesia — 0.3%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
6.53%, 11/15/2028	200,000	206,012
Luxembourg — 0.5%
Minerva Luxembourg SA
4.38%, 03/18/2031*	200,000	165,461
Rumo Luxembourg SARL
4.20%, 01/18/2032	200,000	166,664
		332,125
Mauritius — 0.9%
Greenko Solar Mauritius, Ltd.
5.95%, 07/29/2026	200,000	195,978
India Clean Energy Holdings
4.50%, 04/18/2027	400,000	363,324
		559,302
Mexico — 0.9%
Petroleos Mexicanos
6.63%, 06/15/2038	300,000	206,304
6.70%, 02/16/2032	200,000	161,246
6.75%, 09/21/2047	300,000	190,660
		558,210
Netherlands — 0.4%
Prosus NV
4.99%, 01/19/2052	300,000	220,011
Peru — 0.5%
Orazul Energy Peru SA
5.63%, 04/28/2027	300,000	280,875
Singapore — 0.9%
BOC Aviation, Ltd.
4.50%, 05/23/2028	300,000	290,565
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	232,260	224,421
		514,986
United Arab Emirates — 0.8%
DP World, Ltd.
5.63%, 09/25/2048	250,000	233,375
Nbk Tier 2, Ltd.
2.50%, 11/24/2030	250,000	234,375
		467,750
Security Description		Shares or Principal Amount	Value

United States — 0.3%
Wipro IT Services LLC
1.50%, 06/23/2026		$ 200,000	$ 183,552
Total Corporate Bonds & Notes (cost $4,550,956)			4,386,473
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 32.0%
United States — 32.0%
United States Treasury Bonds
1.88%, 02/15/2041		940,000	647,756
2.00%, 11/15/2041		570,000	394,636
2.88%, 05/15/2043 to 05/15/2049		970,000	752,011
3.00%, 02/15/2047		500,000	390,606
3.38%, 05/15/2044 to 11/15/2048		1,090,000	915,383
3.63%, 02/15/2053		450,000	393,434
3.75%, 11/15/2043		470,000	421,384
United States Treasury Notes
0.25%, 06/30/2025 to 07/31/2025		1,935,000	1,817,798
0.50%, 03/31/2025		500,000	476,523
0.88%, 11/15/2030		1,000,000	804,883
1.13%, 02/15/2031		500,000	407,715
1.88%, 02/28/2029		1,000,000	893,008
2.00%, 08/15/2025#		1,000,000	960,703
2.13%, 05/15/2025#		470,000	454,743
2.38%, 05/15/2027 to 03/31/2029		2,120,000	1,966,623
2.50%, 05/15/2024		700,000	695,871
2.75%, 08/15/2032#		1,000,000	892,773
2.88%, 05/15/2028 to 05/15/2032		1,700,000	1,573,458
3.00%, 07/31/2024		1,000,000	990,625
3.38%, 05/15/2033		500,000	466,445
3.50%, 02/15/2033		500,000	471,660
3.75%, 06/30/2030		400,000	388,234
4.00%, 02/15/2026#		1,000,000	988,086
4.13%, 11/15/2032#		450,000	445,236
4.25%, 05/31/2025		500,000	495,898
Total U.S. Government & Agency Obligations (cost $20,664,391)			19,105,492
FOREIGN GOVERNMENT OBLIGATIONS — 57.2%
Angola — 0.6%
Republic of Angola
8.75%, 04/14/2032		200,000	175,250
9.38%, 05/08/2048		200,000	163,192
			338,442
Argentina — 0.6%
Republic of Argentina
3.63%, 07/09/2035(1)		900,000	333,571
Australia — 0.8%
Commonwealth of Australia
2.75%, 11/21/2027	AUD	350,000	219,891
3.00%, 03/21/2047	AUD	559,000	284,906
			504,797
Austria — 1.1%
Republic of Austria
0.75%, 10/20/2026*	EUR	655,000	670,616
Bahrain — 1.0%
Kingdom of Bahrain
6.25%, 01/25/2051		200,000	161,626
7.75%, 04/18/2035		400,000	414,000
			575,626

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Belgium — 1.5%
Kingdom of Belgium
0.90%, 06/22/2029*	EUR	935,000	$ 921,385
Brazil — 0.3%
Federal Republic of Brazil
7.13%, 05/13/2054		$ 200,000	199,846
Canada — 1.7%
Government of Canada
1.00%, 09/01/2026	CAD	515,000	353,261
1.25%, 03/01/2025	CAD	935,000	666,953
			1,020,214
Chile — 0.5%
Republic of Chile
4.95%, 01/05/2036		300,000	289,231
Colombia — 1.5%
Republic of Colombia
4.50%, 03/15/2029		500,000	455,301
8.75%, 11/14/2053		400,000	427,426
			882,727
Dominican Republic — 0.8%
Dominican Republic
4.88%, 09/23/2032		200,000	177,750
5.50%, 02/22/2029		300,000	289,746
			467,496
Egypt — 0.7%
Arab Republic of Egypt
7.60%, 03/01/2029		300,000	270,870
7.63%, 05/29/2032		200,000	170,075
			440,945
El Salvador — 0.3%
Republic of El Salvador
9.50%, 07/15/2052		200,000	166,000
Finland — 0.5%
Republic of Finland
0.13%, 04/15/2052*	EUR	600,000	300,491
France — 4.2%
Government of France
1.25%, 05/25/2034	EUR	470,000	434,080
1.25%, 05/25/2036*	EUR	935,000	828,615
1.75%, 05/25/2066*	EUR	235,000	171,195
3.50%, 04/25/2026	EUR	1,000,000	1,092,980
			2,526,870
Germany — 2.5%
Federal Republic of Germany
0.50%, 02/15/2026	EUR	468,000	483,204
2.30%, 02/15/2033	EUR	400,000	429,875
4.75%, 07/04/2040	EUR	260,000	361,800
6.50%, 07/04/2027	EUR	200,000	242,380
			1,517,259
Guatemala — 0.5%
Republic of Guatemala
6.60%, 06/13/2036		300,000	302,640
Hungary — 1.1%
Republic of Hungary
6.75%, 09/25/2052*		200,000	211,910
Security Description		Shares or Principal Amount	Value

Hungary (continued)
6.75%, 09/25/2052		$ 200,000	$ 211,910
7.63%, 03/29/2041		230,000	262,583
			686,403
Indonesia — 1.4%
Perusahaan Penerbit SBSN Indonesia III
5.60%, 11/15/2033*		200,000	206,998
Republic of Indonesia
2.15%, 07/28/2031		400,000	326,560
4.13%, 01/15/2025		200,000	198,611
8.50%, 10/12/2035		100,000	126,462
			858,631
Italy — 4.4%
Republic of Italy
2.00%, 02/01/2028	EUR	465,000	479,910
2.70%, 03/01/2047*	EUR	470,000	396,818
3.00%, 08/01/2029	EUR	180,000	191,065
3.50%, 03/01/2030*	EUR	500,000	543,123
4.00%, 02/01/2037*	EUR	250,000	270,848
4.35%, 11/01/2033	EUR	300,000	339,285
4.75%, 09/01/2028*	EUR	140,000	160,437
6.00%, 05/01/2031	EUR	200,000	250,361
			2,631,847
Ivory Coast — 1.4%
Republic of Ivory Coast
6.13%, 06/15/2033		400,000	350,246
6.38%, 03/03/2028		300,000	290,250
8.25%, 01/30/2037*		200,000	195,230
			835,726
Japan — 9.3%
Government of Japan
0.20%, 06/20/2028	JPY	120,000,000	796,577
0.70%, 03/20/2061	JPY	135,000,000	635,496
0.80%, 09/20/2033	JPY	60,000,000	404,444
1.40%, 09/20/2034	JPY	75,000,000	531,789
1.70%, 09/20/2032	JPY	60,000,000	436,969
1.90%, 09/20/2042	JPY	55,000,000	398,357
2.00%, 09/20/2041	JPY	100,000,000	736,946
2.30%, 12/20/2036 to 03/20/2040	JPY	210,000,000	1,623,885
			5,564,463
Mexico — 1.5%
United Mexican States
2.66%, 05/24/2031		200,000	165,278
4.88%, 05/19/2033#		200,000	188,019
6.00%, 05/07/2036		200,000	199,045
8.50%, 05/31/2029	MXN	6,000,000	342,809
			895,151
Morocco — 0.7%
Kingdom of Morocco
3.00%, 12/15/2032		500,000	397,400
Nigeria — 0.9%
Federal Republic of Nigeria
6.13%, 09/28/2028		200,000	175,388
6.50%, 11/28/2027		200,000	181,858
7.88%, 02/16/2032		200,000	175,720
			532,966

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Oman — 0.7%
Sultanate of Oman
5.38%, 03/08/2027		$ 400,000	$ 396,200
Pakistan — 0.4%
Islamic Republic of Pakistan
6.00%, 04/08/2026		300,000	240,012
Panama — 1.0%
Republic of Panama
3.75%, 03/16/2025		200,000	194,776
4.50%, 04/01/2056		300,000	188,742
6.70%, 01/26/2036		200,000	188,700
			572,218
Paraguay — 1.0%
Republic of Paraguay
5.85%, 08/21/2033*		200,000	197,696
6.00%, 02/09/2036*#		400,000	400,600
			598,296
Peru — 0.3%
Republic of Peru
4.13%, 08/25/2027		200,000	193,299
Philippines — 0.7%
Republic of the Philippines
5.00%, 07/17/2033		200,000	198,414
ROP Sukuk Trust
5.05%, 06/06/2029*		200,000	199,250
			397,664
Poland — 0.3%
Republic of Poland
5.50%, 04/04/2053		170,000	169,150
Qatar — 1.0%
State of Qatar
3.38%, 03/14/2024		200,000	199,721
3.40%, 04/16/2025		200,000	195,978
4.40%, 04/16/2050		200,000	174,080
			569,779
Saudi Arabia — 1.5%
Kingdom of Saudi Arabia
3.45%, 02/02/2061		300,000	195,375
4.63%, 10/04/2047		400,000	337,517
4.88%, 07/18/2033		200,000	195,782
5.75%, 01/16/2054*		200,000	192,911
			921,585
Spain — 3.0%
Kingdom of Spain
1.00%, 10/31/2050*	EUR	470,000	273,875
1.30%, 10/31/2026*	EUR	655,000	677,256
5.75%, 07/30/2032	EUR	400,000	515,954
6.00%, 01/31/2029	EUR	281,000	345,848
			1,812,933
Sweden — 0.4%
Kingdom of Sweden
0.75%, 05/12/2028	SEK	2,620,000	234,562
Security Description		Shares or Principal Amount	Value

Trinidad and Tobago — 0.7%
Republic of Trinidad & Tobago
4.50%, 08/04/2026		$ 200,000	$ 193,800
5.95%, 01/14/2031		200,000	200,200
			394,000
Turkey — 1.3%
Hazine Mustesarligi Varlik Kiralama AS
7.25%, 02/24/2027		200,000	201,646
Republic of Turkey
4.88%, 04/16/2043		200,000	138,260
6.88%, 03/17/2036		200,000	185,845
9.38%, 01/19/2033		200,000	221,250
			747,001
United Arab Emirates — 1.5%
Emirate of Abu Dhabi
2.13%, 09/30/2024		270,000	264,579
2.70%, 09/02/2070		400,000	230,749
3.13%, 10/11/2027		200,000	189,294
3.88%, 04/16/2050		300,000	237,210
			921,832
United Kingdom — 3.2%
United Kingdom Gilt Treasury
0.88%, 01/31/2046	GBP	468,000	293,310
1.00%, 01/31/2032	GBP	400,000	402,265
1.13%, 01/31/2039	GBP	1,000,000	814,186
1.25%, 07/22/2027	GBP	374,000	429,620
			1,939,381
Uzbekistan — 0.4%
Republic of Uzbekistan
7.85%, 10/12/2028*		200,000	209,052
Total Foreign Government Obligations (cost $37,634,188)			34,177,707
Total Long-Term Investment Securities (cost $62,849,535)			57,669,672
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(2)(3) (cost $399,000)		399,000	399,000
TOTAL INVESTMENTS (cost $63,248,535)		97.2%	58,068,672
Other assets less liabilities		2.8	1,673,118
NET ASSETS		100.0%	$59,741,790
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At February 29, 2024, the aggregate value of these securities was $7,404,391 representing 12.4% of net assets.
#	The security or a portion thereof is out on loan.
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of February 29, 2024.

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

(2)	The rate shown is the 7-day yield as of February 29, 2024.
(3)	At February 29, 2024, the Fund had loaned securities with a total value of $4,145,012. This was secured by collateral of $399,000, which was received in cash and subsequently invested in short-term investments currently valued at $399,000 as reported in the Portfolio of Investments. Additional collateral of $3,942,731 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
Federal Home Loan Mtg. Corp.	1.50% to 6.50%	07/25/2033 to 08/25/2056	$563,413
Federal National Mtg. Assoc.	1.75% to 6.32%	01/25/2027 to 03/25/2060	329,742
Government National Mtg. Assoc.	1.50% to 6.32%	01/20/2035 to 05/16/2065	3,049,575
United States Treasury Notes/Bonds	0.25% to 3.75%	03/31/2024 to 05/15/2040	1
AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
SEK—Swedish Krona

Industry Allocation*
Foreign Government Obligations	57.2%
U.S. Government & Agency Obligations	32.0
Electric	1.5
Oil & Gas	0.9
Internet	0.9
Diversified Financial Services	0.8
Banks	0.8
Short-Term Investments	0.7
Commercial Services	0.4
Mining	0.3
Investment Companies	0.3
Energy-Alternate Sources	0.3
Computers	0.3
Forest Products & Paper	0.3
Transportation	0.3
Food	0.2
97.2%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$4,386,473	$—	$4,386,473
U.S. Government & Agency Obligations	—	19,105,492	—	19,105,492
Foreign Government Obligations	—	34,177,707	—	34,177,707
Short-Term Investments	399,000	—	—	399,000
Total Investments at Value	$399,000	$57,669,672	$—	$58,068,672
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Bermuda — 1.8%
Brookfield Infrastructure Partners LP	252,740	$ 7,198,035
Canada — 12.2%
Brookfield Corp.	291,066	12,012,294
Canada Goose Holdings, Inc.#†	495,190	6,739,536
Canadian Pacific Kansas City, Ltd.#	183,089	15,545,331
Shopify, Inc., Class A†	201,423	15,382,674
		49,679,835
Denmark — 8.3%
DSV A/S	168,690	27,058,375
Novo Nordisk A/S, Class B	54,509	6,517,754
		33,576,129
France — 10.9%
Hermes International SCA	13,680	34,331,106
LVMH Moet Hennessy Louis Vuitton SE	11,049	10,119,432
		44,450,538
Hong Kong — 2.3%
AIA Group, Ltd.	1,152,518	9,326,480
India — 6.2%
HDFC Bank, Ltd.	602,912	10,189,234
ICICI Bank, Ltd. ADR	361,398	9,255,403
Titan Co., Ltd.	135,207	5,944,262
		25,388,899
Italy — 6.9%
Moncler SpA#	386,931	27,889,077
Japan — 5.1%
Keyence Corp.	44,400	20,834,939
Jersey — 1.6%
Birkenstock Holding PLC†	128,780	6,440,288
Luxembourg — 4.0%
Spotify Technology SA†	63,693	16,331,522
Netherlands — 11.8%
Adyen NV*#†	9,210	14,552,785
ASML Holding NV	29,539	27,947,458
Davide Campari-Milano NV#	532,161	5,404,074
		47,904,317
Sweden — 3.3%
Evolution AB*	101,946	13,223,683
Switzerland — 10.5%
Chocoladefabriken Lindt & Spruengli AG	56	6,725,982
Cie Financiere Richemont SA, Class A	32,874	5,247,136
Kuehne + Nagel International AG	34,959	11,769,745
Straumann Holding AG	120,732	19,070,455
		42,813,318
Security Description	Shares or Principal Amount	Value

Taiwan — 4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	797,000	$ 17,332,742
United Kingdom — 4.4%
London Stock Exchange Group PLC	91,054	10,204,049
Rightmove PLC	1,052,622	7,563,671
		17,767,720
United States — 5.0%
MercadoLibre, Inc.†	12,621	20,134,281
Total Long-Term Investment Securities (cost $294,481,219)		400,291,803
SHORT-TERM INVESTMENTS — 2.3%
Unaffiliated Investment Companies — 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(1)(2) (cost $9,372,594)	9,372,594	9,372,594
TOTAL INVESTMENTS (cost $303,853,813)	100.9%	409,664,397
Other assets less liabilities	(0.9)	(3,767,642)
NET ASSETS	100.0%	$405,896,755
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At February 29, 2024, the aggregate value of these securities was $27,776,468 representing 6.8% of net assets.
(1)	The rate shown is the 7-day yield as of February 29, 2024.
(2)	At February 29, 2024, the Fund had loaned securities with a total value of $21,198,003. This was secured by collateral of $9,372,594, which was received in cash and subsequently invested in short-term investments currently valued at $9,372,594 as reported in the Portfolio of Investments. Additional collateral of $12,733,823 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Bills	0.00%	03/14/2024 to 08/22/2024	$2,183,468
United States Treasury Notes/Bonds	0.13% to 5.50%	03/31/2024 to 11/15/2053	10,550,355
ADR—American Depositary Receipt

Industry Allocation*
Internet	14.7%
Apparel	14.2
Transportation	13.4
Semiconductors	11.2
Retail	9.6
Machinery-Diversified	5.1
Banks	4.8
Healthcare-Products	4.7
Commercial Services	3.6

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Industry Allocation*(continued)
Entertainment	3.3%
Private Equity	2.9
Diversified Financial Services	2.5
Short-Term Investments	2.3
Insurance	2.3
Electric	1.8
Food	1.6
Pharmaceuticals	1.6
Beverages	1.3
100.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$7,198,035	$—	$—	$7,198,035
Canada	49,679,835	—	—	49,679,835
India	9,255,403	16,133,496	—	25,388,899
Jersey	6,440,288	—	—	6,440,288
Luxembourg	16,331,522	—	—	16,331,522
United States	20,134,281	—	—	20,134,281
Other Countries	—	275,118,943	—	275,118,943
Short-Term Investments	9,372,594	—	—	9,372,594
Total Investments at Value	$118,411,958	$291,252,439	$—	$409,664,397
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Australia — 3.9%
ALS, Ltd.	264,619	$ 2,059,151
Bellevue Gold, Ltd.†	1,367,288	1,366,873
Brickworks, Ltd.#	12,655	240,103
Charter Hall Group#	234,529	1,923,777
Cochlear, Ltd.	10,796	2,459,902
Credit Corp. Group, Ltd.#	46,651	582,971
CSR, Ltd.	50,737	291,676
De Grey Mining, Ltd.†	253,018	209,346
IPH, Ltd.#	391,371	1,612,444
Liberty Financial Group, Ltd.	278,645	709,492
National Storage REIT	646,289	953,438
Nufarm, Ltd.#	139,455	523,083
Orora, Ltd.	504,438	879,930
Reliance Worldwide Corp, Ltd.	171,443	611,523
Seven Group Holdings, Ltd.#	14,416	361,206
SiteMinder, Ltd.#†	124,407	438,282
Stockland	370,791	1,086,208
Tyro Payments, Ltd.#†	1,018,304	743,233
Whitehaven Coal, Ltd.	145,948	656,534
Worley, Ltd.	5,719	62,376
		17,771,548
Austria — 1.3%
Addiko Bank AG	65,549	1,066,377
BAWAG Group AG*	54,159	3,060,898
Fabasoft AG	53,943	1,297,041
Wienerberger AG	13,514	472,039
		5,896,355
Belgium — 0.4%
KBC Ancora	39,513	1,852,961
Bermuda — 0.1%
Seadrill, Ltd.†	6,546	276,241
Brazil — 2.1%
LWSA SA*	630,600	706,573
Odontoprev SA	990,900	2,401,952
TOTVS SA	474,800	2,931,265
Vivara Participacoes SA	138,100	908,425
WEG SA	335,300	2,474,735
		9,422,950
Canada — 4.0%
Advantage Energy, Ltd.†	74,524	551,318
CCL Industries, Inc.	52,152	2,658,421
Colliers International Group, Inc.#	15,979	1,859,458
Descartes Systems Group, Inc.†	33,842	2,933,231
EcoSynthetix, Inc.#†	195,449	681,188
Enerplus Corp.	33,331	590,657
Faraday Copper Corp.†	898,215	337,538
First Quantum Minerals, Ltd.#	34,138	323,231
Fusion Pharmaceuticals, Inc.†	88,130	1,054,035
Lightspeed Commerce, Inc.†	91,762	1,288,338
Lundin Mining Corp.	178,641	1,412,385
MEG Energy Corp.†	4,221	90,351
Nuvei Corp.	88,348	2,335,921
NuVista Energy, Ltd.†	64,845	556,162
Parex Resources, Inc.	31,862	514,149
Stelco Holdings, Inc.#	37,990	1,129,497
		18,315,880
Cayman Islands — 0.3%
Kanzhun, Ltd. ADR	23,203	363,127
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Minth Group, Ltd.	200,000	$ 340,530
Zai Lab, Ltd. ADR#†	20,322	426,355
		1,130,012
China — 0.1%
China Datang Corp. Renewable Power Co., Ltd.	1,865,000	423,502
Denmark — 1.2%
Ascendis Pharma A/S ADR†	3,569	527,355
Chemometec A/S	38,363	2,728,545
Dfds A/S	19,814	598,258
Zealand Pharma A/S†	14,768	1,422,420
		5,276,578
Finland — 0.5%
Kemira Oyj	61,930	1,114,793
Kojamo Oyj	60,552	671,576
Nokian Renkaat Oyj	32,386	295,418
		2,081,787
France — 4.5%
Air France-KLM†	147,831	1,668,729
ALD SA*	81,608	499,902
Alten SA	12,204	1,791,508
Gaztransport Et Technigaz SA	3,228	499,042
Imerys SA	5,314	168,041
Interparfums SA	38,577	2,153,444
JCDecaux SE†	125,021	2,583,273
Kaufman & Broad SA#	34,407	1,030,713
Lectra#	64,587	2,150,499
Neurones	42,462	2,084,711
Rubis SCA	30,989	814,857
Thermador Groupe#	16,290	1,433,667
Valeo SE	35,093	406,849
Vallourec SACA†	23,669	359,348
Vetoquinol SA	12,309	1,341,635
Vicat SACA	7,941	304,040
Wendel SE	8,935	874,440
		20,164,698
Germany — 6.7%
Aixtron SE	43,872	1,218,474
Amadeus Fire AG	13,572	1,596,535
Atoss Software AG	5,544	1,434,112
Bertrandt AG	11,180	509,518
Carl Zeiss Meditec AG	46,448	5,712,577
CTS Eventim AG & Co. KGaA	32,344	2,542,212
Fuchs SE (Preference Shares)	42,676	1,816,168
Hensoldt AG	63,455	2,311,047
Hypoport SE†	3,174	660,921
Jenoptik AG	44,482	1,405,815
KION Group AG	11,305	569,727
Knorr-Bremse AG	29,059	2,032,824
Nemetschek SE	13,770	1,312,765
New Work SE	16,192	1,097,125
Sartorius AG (Preference Shares)	7,873	2,976,614
STRATEC SE	33,638	1,527,745
United Internet AG	72,960	1,766,182
		30,490,361
Guernsey — 0.2%
Sirius Real Estate, Ltd.	858,324	940,937
Hong Kong — 0.9%
Beijing Enterprises Holdings, Ltd.	276,000	1,041,136

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Dah Sing Financial Holdings, Ltd.	973,081	$ 2,027,554
Wharf Holdings, Ltd.	171,000	631,077
Yuexiu Property Co., Ltd.	887,685	590,526
		4,290,293
Iceland — 0.7%
Marel HF*#	681,230	2,363,254
Ossur HF#†	204,584	955,174
		3,318,428
India — 1.4%
AIA Engineering, Ltd.	23,466	1,034,658
Britannia Industries, Ltd.	30,016	1,804,948
Coforge, Ltd.	28,100	2,219,991
Triveni Turbine, Ltd.	232,635	1,384,833
		6,444,430
Indonesia — 0.3%
Selamat Sempurna Tbk PT	9,978,900	1,334,685
Ireland — 0.7%
ICON PLC†	9,605	3,079,555
Israel — 1.9%
Melisron, Ltd.	18,460	1,426,172
NICE, Ltd. ADR#†	16,821	4,123,668
Wix.com, Ltd.†	21,286	2,983,871
		8,533,711
Italy — 5.0%
Banca Mediolanum SpA	68,167	735,577
Banca Monte dei Paschi di Siena SpA†	103,016	423,179
BFF Bank SpA*	122,636	1,431,501
BPER Banca	111,048	445,505
Brunello Cucinelli SpA#	13,840	1,664,344
Buzzi SpA	15,980	540,411
De' Longhi SpA	45,250	1,397,901
DiaSorin SpA#	46,439	4,680,405
Eurogroup Laminations SpA#†	87,261	312,510
Interpump Group SpA	44,588	2,117,017
Italgas SpA#	192,828	1,053,818
Recordati Industria Chimica e Farmaceutica SpA#	44,212	2,476,002
Stevanato Group SpA#	18,048	598,291
Technoprobe SpA#†	258,587	2,605,291
Tinexta Spa	104,470	2,084,154
		22,565,906
Japan — 26.1%
ABC-Mart, Inc.#	88,248	1,512,735
ADEKA Corp.	12,700	261,698
Air Water, Inc.	34,800	503,034
Amada Co., Ltd.#	48,900	543,979
Ariake Japan Co., Ltd.#	75,200	2,651,318
As One Corp.	48,900	1,704,719
Asahi Intecc Co., Ltd.#	83,900	1,744,970
Asics Corp.	24,100	1,026,685
ASKUL Corp.	70,700	993,116
Azbil Corp.	79,000	2,320,049
Canon Marketing Japan, Inc.	16,800	500,025
Casio Computer Co., Ltd.#	82,500	659,329
Comforia Residential REIT, Inc.#	501	958,872
COMSYS Holdings Corp.	19,600	432,665
Daicel Corp.	26,400	249,887
Daifuku Co., Ltd.	109,400	2,580,439
Security Description	Shares or Principal Amount	Value

Japan (continued)
Daito Trust Construction Co., Ltd.	13,192	$ 1,565,046
Denka Co., Ltd.	8,300	136,094
Disco Corp.	6,900	2,245,355
DMG Mori Co., Ltd.#	22,000	508,893
Ebara Corp.	11,300	953,809
en Japan, Inc.	64,400	1,085,214
EXEO Group, Inc.	18,300	384,380
FP Corp.	33,500	614,898
Fukui Computer Holdings, Inc.	75,000	1,321,893
Fukuyama Transporting Co., Ltd.#	16,300	443,039
Funai Soken Holdings, Inc.	54,200	911,132
GMO Financial Gate, Inc.	12,950	892,925
GMO Payment Gateway, Inc.	4,061	274,330
Hakuhodo DY Holdings, Inc.	287,400	2,672,994
Heiwa Real Estate Co., Ltd.	24,100	631,125
Hikari Tsushin, Inc.	14,290	2,585,578
Ichikoh Industries, Ltd.	16,600	60,894
IHI Corp.	20,800	458,611
Inaba Denki Sangyo Co., Ltd.	13,300	314,003
INFRONEER Holdings, Inc.	20,400	209,096
Japan Airport Terminal Co., Ltd.	23,900	939,549
Japan Elevator Service Holdings Co., Ltd.	146,900	2,360,357
Japan Steel Works, Ltd.	8,000	145,842
JCU Corp.	27,500	787,139
JGC Holdings Corp.#	30,200	274,911
JSR Corp.	31,100	835,019
JTOWER, Inc.#†	15,000	484,414
Kadokawa Corp.	13,946	266,180
Kansai Paint Co., Ltd.#	24,800	359,854
Katitas Co., Ltd.	91,900	1,233,275
Kawasaki Heavy Industries, Ltd.#	22,700	627,256
Kinden Corp.	13,700	233,241
Koito Manufacturing Co., Ltd.	25,900	328,937
Kokusai Electric Corp.†	19,300	572,844
Kokuyo Co., Ltd.	34,600	546,985
Kurita Water Industries, Ltd.	9,700	394,865
Kyoto Financial Group, Inc.	118,600	2,071,002
Kyudenko Corp.	11,700	454,914
Kyushu Electric Power Co., Inc.†	327,500	2,675,022
LaSalle Logiport REIT	1,171	1,100,517
Lintec Corp.	11,200	227,168
Lixil Corp.	36,400	465,677
Mani, Inc.#	60,900	829,715
Marui Group Co., Ltd.#	134,776	2,192,077
Medikit Co., Ltd.	27,000	551,296
MEITEC Group Holdings, Inc.	142,400	2,879,826
MIRAIT ONE corp	19,600	244,281
MISUMI Group, Inc.	94,100	1,441,725
Mitsubishi Gas Chemical Co., Inc.	19,800	323,436
Miura Co., Ltd.	13,100	279,427
MonotaRO Co., Ltd.	143,500	1,374,045
Musashi Seimitsu Industry Co., Ltd.	31,900	357,186
NGK Insulators, Ltd.	27,400	357,105
Nifco Inc/Japan	11,500	277,426
Nikon Corp.	103,800	1,027,549
Nippon Shokubai Co., Ltd.	4,900	183,514
Niterra Co., Ltd.#	27,000	821,478
NOF Corp.	10,100	454,053
NSD Co., Ltd.	95,600	1,823,385
NSK, Ltd.	37,900	207,439
OBIC Business Consultants Co., Ltd.	57,900	2,765,669
Obic Co., Ltd.	30,400	4,754,665
PALTAC Corp.	21,100	591,164

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Penta-Ocean Construction Co., Ltd.	36,500	$ 188,954
Rakuten Bank, Ltd.†	81,600	1,613,236
Resonac Holdings Corp.	19,300	466,567
Sansan, Inc.†	59,000	703,091
Sanwa Holdings Corp.	21,200	376,161
SCSK Corp.	104,600	1,928,247
Sega Sammy Holdings, Inc.	115,003	1,442,230
Seria Co., Ltd.	104,800	2,118,443
Shiga Bank, Ltd.	55,700	1,535,907
Shimamura Co., Ltd.	31,200	1,658,803
Shimano, Inc.	14,400	2,006,879
Shin-Etsu Polymer Co., Ltd.	30,200	319,368
Shinko Electric Industries Co., Ltd.	17,900	648,517
SHO-BOND Holdings Co., Ltd.	51,200	2,190,877
Simplex Holdings, Inc.	21,800	372,082
SMS Co., Ltd.	80,500	1,427,885
Sojitz Corp.#	30,200	766,911
Square Enix Holdings Co., Ltd.#	7,461	316,052
SRE Holdings Corp.#†	37,700	914,220
Sumitomo Bakelite Co., Ltd.	6,400	367,866
Sumitomo Heavy Industries, Ltd.	20,200	602,333
Sundrug Co., Ltd.	6,900	215,266
Sysmex Corp.	50,000	2,815,331
Taiheiyo Cement Corp.	10,500	221,029
Taiyo Yuden Co., Ltd.#	18,400	402,413
TechnoPro Holdings, Inc.	199,700	4,003,895
Teijin, Ltd.	19,700	166,880
THK Co., Ltd.	21,200	466,050
TKC Corp.	61,700	1,527,174
Tokyo Ohka Kogyo Co., Ltd.	42,200	1,301,779
Tokyu Fudosan Holdings Corp.	196,300	1,290,094
UBE Corp.	13,300	223,197
Ulvac, Inc.	36,700	2,263,402
USS Co., Ltd.	97,400	1,697,685
Visional, Inc.†	5,800	332,730
Yamaha Corp.	12,868	282,137
Yamazen Corp.	26,500	224,228
Zuken, Inc.	18,800	580,793
		118,012,970
Jersey — 0.6%
JTC PLC*	199,141	1,963,086
Metals Acquisition, Ltd.†	58,515	694,573
		2,657,659
Luxembourg — 0.4%
B&M European Value Retail SA	225,384	1,495,918
Subsea 7 SA	15,174	221,445
		1,717,363
Mauritius — 0.1%
MakeMyTrip, Ltd.†	9,454	583,217
Mexico — 0.4%
Corp Inmobiliaria Vesta SAB de CV#	175,900	617,561
Gruma SAB de CV, Class B	66,790	1,189,733
		1,807,294
Netherlands — 1.4%
Arcadis NV	5,680	331,120
Corbion NV	10,429	197,789
IMCD NV	10,847	1,653,034
Immatics NV#†	51,703	646,804
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Koninklijke Vopak NV	40,415	$ 1,498,871
Merus NV†	20,691	1,003,100
Technip Energies NV	40,740	885,637
		6,216,355
New Zealand — 0.1%
Fletcher Building, Ltd.	129,085	322,669
Norway — 0.5%
Aker ASA, Class A	6,720	362,270
Medistim ASA	41,952	829,436
SmartCraft ASA†	407,825	998,957
TGS ASA	23,845	234,387
		2,425,050
Russia — 0.0%
Detsky Mir PJSC†(1)(2)	601,792	0
Moscow Exchange MICEX-RTS PJSC†(1)(2)	205,642	0
		0
Singapore — 0.8%
ComfortDelGro Corp., Ltd.	309,800	310,595
Keppel DC REIT	737,800	936,523
SATS, Ltd.†	639,400	1,248,070
UOL Group, Ltd.	256,253	1,130,254
		3,625,442
Slovenia — 0.2%
Nova Ljubljanska Banka dd GDR	47,388	1,025,012
South Africa — 0.3%
Cashbuild, Ltd.	67,729	476,912
Hudaco Industries, Ltd.	70,660	588,855
Thungela Resources, Ltd.#	65,321	352,870
		1,418,637
South Korea — 0.4%
Hankook Tire & Technology Co., Ltd.	16,362	667,194
Hanon Systems	53,666	249,283
NICE Information Service Co., Ltd.†	107,963	868,247
SNT Motiv Co., Ltd.	3,788	126,473
		1,911,197
Spain — 0.2%
Almirall SA	90,122	771,795
Arima Real Estate SOCIMI SA†	26,360	178,057
		949,852
Sweden — 6.4%
AddTech AB	63,378	1,405,616
Billerud Aktiebolag	106,938	912,634
Biotage AB	161,894	2,712,901
Bravida Holding AB*	165,024	1,407,914
Epiroc AB, Class A	121,096	2,199,181
Fortnox AB	240,165	1,673,829
Hexpol AB	165,337	1,921,194
Karnov Group AB†	320,983	2,001,007
Lifco AB, Class B	72,296	1,929,032
Loomis AB	56,849	1,535,338
MIPS AB	50,629	1,546,742
Mycronic AB	52,797	1,741,780
Sdiptech AB†	102,671	2,473,611
SSAB AB, Class A	90,385	707,650
Surgical Science Sweden AB†	39,750	575,424

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Thule Group AB*	31,349	$ 852,118
Trelleborg AB, Class B	91,022	3,311,104
		28,907,075
Switzerland — 5.4%
Belimo Holding AG	5,198	2,468,704
Bossard Holding AG	5,745	1,303,551
Forbo Holding AG	1,203	1,382,487
Interroll Holding AG#	498	1,566,303
Kardex Holding AG	6,925	1,841,802
LEM Holding SA	1,092	2,086,504
Partners Group Holding AG	2,632	3,780,333
Siegfried Holding AG	2,080	2,085,189
Tecan Group AG	11,496	4,487,201
VZ Holding AG#	27,340	3,433,064
		24,435,138
Taiwan — 1.0%
Advantech Co., Ltd.	158,000	1,945,741
ASPEED Technology, Inc.	9,100	789,235
Chroma ATE, Inc.	127,000	937,634
Nanya Technology Corp.	492,000	1,046,060
		4,718,670
United Kingdom — 18.0%
Allfunds Group PLC	133,201	945,697
Alpha Financial Markets Consulting PLC	321,503	1,443,492
Autolus Therapeutics PLC ADR#†	36,451	218,706
Beazley PLC	496,340	4,090,027
Bellway PLC	18,821	641,484
Big Yellow Group PLC	84,717	1,073,588
Britvic PLC	110,563	1,186,819
Bunzl PLC	56,891	2,267,943
ConvaTec Group PLC*	673,837	2,095,531
Croda International PLC	88,775	5,345,558
Deliveroo PLC*†	227,079	314,882
Diploma PLC	43,484	1,897,867
Elementis PLC#†	498,754	891,205
Energean PLC	48,893	632,967
Greggs PLC	79,149	2,700,869
Halma PLC	84,924	2,469,268
Hammerson PLC	6,053,345	1,941,849
Hill & Smith PLC	72,075	1,653,347
Howden Joinery Group PLC	226,778	2,368,990
IMI PLC	259,089	5,673,646
Immunocore Holdings PLC ADR†	19,971	1,342,451
Impax Asset Management Group PLC	85,172	490,630
Inchcape PLC	12,477	107,796
Intermediate Capital Group PLC	31,601	768,481
Intertek Group PLC	23,771	1,391,916
Ithaca Energy PLC	307,454	535,754
Marks & Spencer Group PLC	423,994	1,268,027
Mobico Group PLC#	1,236,629	1,225,900
Ocado Group PLC#†	120,491	783,352
Pennon Group PLC	135,139	1,131,283
Rathbones Group PLC	68,120	1,340,046
Restore PLC#	531,373	1,543,772
Rightmove PLC	277,878	1,996,707
Rotork PLC	1,202,084	4,694,086
RS Group PLC	144,670	1,378,327
Sabre Insurance Group PLC*	1,199,333	2,385,577
Savills PLC	64,608	755,140
Shaftesbury Capital PLC	1,323,742	2,070,539
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Smart Metering Systems PLC	146,235	$ 1,748,880
Softcat PLC	118,905	2,202,457
Spectris PLC	49,949	2,211,148
Spirax-Sarco Engineering PLC	22,480	2,932,861
Synthomer PLC†	116,666	214,713
Tate & Lyle PLC	147,798	1,120,535
Trainline PLC*†	567,417	2,224,103
Verona Pharma PLC ADR#†	58,820	1,012,880
Weir Group PLC	85,310	1,975,493
WH Smith PLC	48,734	756,304
		81,462,893
United States — 0.7%
Bruker Corp.	35,543	3,075,891
Total Common Stocks (cost $402,249,702)		448,883,202
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
United States — 0.1%
iShares MSCI EAFE Small-Cap ETF (cost $586,185)	9,553	585,121
Total Long-Term Investment Securities (cost $402,835,887)		449,468,323
SHORT-TERM INVESTMENTS — 4.3%
Unaffiliated Investment Companies — 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(3)(4) (cost $19,319,401)	19,319,401	19,319,401
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 02/29/2024, to be repurchased 03/01/2024 in the amount of $982,544 and collateralized by $1,002,700 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $1,002,152 (cost $982,500)	$ 982,500	982,500
TOTAL INVESTMENTS (cost $423,137,788)	103.8%	469,770,224
Other assets less liabilities	(3.8)	(17,095,580)
NET ASSETS	100.0%	$452,674,644
†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At February 29, 2024, the aggregate value of these securities was $19,305,339 representing 4.3% of net assets.

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Detsky Mir PJSC
	12/02/2020	534,295	$989,158
	02/22/2021	56,107	109,095
	03/18/2021	11,390	20,905
		601,792	1,119,158	$0	$0.00	0.0%
Moscow Exchange MICEX-RTS PJSC
	03/26/2020	27,771	33,435
	03/27/2020	156,529	182,610
	10/19/2020	21,342	40,021
		205,642	256,066	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of February 29, 2024.
(4)	At February 29, 2024, the Fund had loaned securities with a total value of $31,145,229. This was secured by collateral of $19,319,401, which was received in cash and subsequently invested in short-term investments currently valued at $19,319,401 as reported in the Portfolio of Investments. Additional collateral of $13,319,107 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Bills	0.00%	04/04/2024 to 05/28/2024	$347,842
United States Treasury Notes/Bonds	0.00% to 6.13%	03/15/2024 to 02/15/2054	12,971,265
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt

Industry Allocation*
Healthcare-Products	8.6%
Machinery-Diversified	7.2
Commercial Services	6.6
Software	5.7
Computers	5.0
Electronics	4.5
Short-Term Investments	4.3
Internet	3.7
Banks	3.6
Semiconductors	3.4
Chemicals	3.4
Retail	3.3
Miscellaneous Manufacturing	3.2
Food	2.7
REITS	2.5
Distribution/Wholesale	2.5

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Industry Allocation*(continued)
Diversified Financial Services	2.5%
Engineering & Construction	2.4
Pharmaceuticals	2.3
Real Estate	2.1
Insurance	1.9
Building Materials	1.9
Auto Parts & Equipment	1.6
Telecommunications	1.5
Advertising	1.2
Leisure Time	1.0
Private Equity	1.0
Mining	1.0
Oil & Gas	0.9
Home Furnishings	0.9
Machinery-Construction & Mining	0.9
Packaging & Containers	0.9
Biotechnology	0.8
Metal Fabricate/Hardware	0.7
Electric	0.7
Healthcare-Services	0.7
Transportation	0.7
Entertainment	0.6
Cosmetics/Personal Care	0.5
Iron/Steel	0.5
Gas	0.4
Pipelines	0.4
Airlines	0.4
Hand/Machine Tools	0.4
Home Builders	0.3
Investment Companies	0.3
Beverages	0.3
Water	0.3
Aerospace/Defense	0.2
Apparel	0.2
Coal	0.2
Repurchase Agreements	0.2
Forest Products & Paper	0.2
Electrical Components & Equipment	0.1
Unaffiliated Investment Companies	0.1
Office/Business Equipment	0.1
Oil & Gas Services	0.1
Environmental Control	0.1
Media	0.1
103.8%
*	Calculated as a percentage of net assets

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$276,241	$—	$—	$276,241
Brazil	9,422,950	—	—	9,422,950
Canada	18,315,880	—	—	18,315,880
Cayman Islands	789,482	340,530	—	1,130,012
Denmark	527,355	4,749,223	—	5,276,578
Ireland	3,079,555	—	—	3,079,555
Israel	7,107,539	1,426,172	—	8,533,711
Italy	598,291	21,967,615	—	22,565,906
Jersey	694,573	1,963,086	—	2,657,659
Mauritius	583,217	—	—	583,217
Mexico	1,807,294	—	—	1,807,294
Netherlands	1,649,904	4,566,451	—	6,216,355
Russia	—	—	0	0
United Kingdom	2,574,037	78,888,856	—	81,462,893
United States	3,075,891	—	—	3,075,891
Other Countries	—	284,479,060	—	284,479,060
Unaffiliated Investment Companies	585,121	—	—	585,121
Short-Term Investments	19,319,401	—	—	19,319,401
Repurchase Agreements	—	982,500	—	982,500
Total Investments at Value	$70,406,731	$399,363,493	$0	$469,770,224
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.1%
Australia — 6.3%
Ampol, Ltd.	31,380	$ 804,716
APA Group	100,525	513,574
ASX, Ltd.	7,556	323,265
Aurizon Holdings, Ltd.	160,409	398,186
BlueScope Steel, Ltd.	67,099	1,000,077
Brambles, Ltd.	68,270	669,032
Cochlear, Ltd.	3,176	723,661
Computershare, Ltd.	24,363	411,374
CSL, Ltd.	16,457	3,064,884
Dexus	37,736	181,648
Fortescue, Ltd.	93,026	1,574,684
Goodman Group	53,445	1,040,841
GPT Group	82,598	234,905
IGO, Ltd.	70,658	366,670
Macquarie Group, Ltd.	14,604	1,855,113
Mineral Resources, Ltd.	12,099	528,626
Mirvac Group	80,878	115,431
Northern Star Resources, Ltd.	87,211	735,116
Origin Energy, Ltd.	36,418	212,965
Pilbara Minerals, Ltd.	166,005	455,698
QBE Insurance Group, Ltd.	49,458	560,479
Ramsay Health Care, Ltd.	12,529	446,749
Scentre Group	232,828	473,230
Sonic Healthcare, Ltd.	42,982	831,948
South32, Ltd.	392,408	755,121
Stockland	114,720	336,065
Suncorp Group, Ltd.	59,105	588,757
Telstra Group, Ltd.	258,920	643,613
Transurban Group	176,729	1,556,779
Vicinity, Ltd.	222,565	281,252
Washington H. Soul Pattinson & Co., Ltd.	48,961	1,101,818
Wesfarmers, Ltd.	38,385	1,665,408
Westpac Banking Corp.	120,968	2,074,651
WiseTech Global, Ltd.	4,309	265,271
Woodside Energy Group, Ltd.	106,326	2,099,489
		28,891,096
Austria — 0.5%
Erste Group Bank AG	12,915	515,406
OMV AG	22,538	993,014
Verbund AG	2,170	156,928
voestalpine AG	33,148	906,070
		2,571,418
Belgium — 0.7%
Ageas SA	3,420	144,953
D'ieteren Group	2,230	429,398
Elia Group SA	1,078	119,695
Groupe Bruxelles Lambert NV	10,912	818,851
KBC Group NV	13,515	950,616
Sofina SA	361	82,266
Syensqo SA†	4,852	433,385
Umicore SA	6,655	138,887
		3,118,051
Bermuda — 0.1%
Aegon, Ltd.	51,663	309,856
CK Infrastructure Holdings, Ltd.	11,000	64,891
Hongkong Land Holdings, Ltd.	18,200	61,631
		436,378
Cayman Islands — 0.5%
CK Asset Holdings, Ltd.	138,308	641,393
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
ESR Group, Ltd.*	81,800	$ 109,549
Futu Holdings, Ltd. ADR†	1,525	81,618
HKT Trust & HKT, Ltd.	174,000	212,442
Sea, Ltd. ADR†	6,337	307,471
SITC International Holdings Co., Ltd.	40,000	65,653
WH Group, Ltd.*	869,500	524,553
Wharf Real Estate Investment Co., Ltd.	73,000	245,202
Xinyi Glass Holdings, Ltd.	54,000	55,028
		2,242,909
Denmark — 3.5%
AP Moller-Maersk A/S, Series B	174	245,720
Coloplast A/S, Class B	2,436	323,388
Demant A/S†	3,477	174,114
DSV A/S	6,934	1,112,234
Genmab A/S†	2,466	684,374
Novo Nordisk A/S, Class B	92,959	11,115,301
Novozymes A/S, Class B	10,990	619,736
Orsted A/S*	5,039	284,889
Pandora A/S	4,971	802,484
Vestas Wind Systems A/S†	27,778	774,957
		16,137,197
Finland — 0.8%
Elisa Oyj	2,557	115,175
Kesko Oyj, Class B	8,297	158,501
Kone Oyj, Class B	7,085	346,826
Neste Oyj	20,740	568,558
Nokia Oyj	182,985	645,524
Orion Oyj, Class B	17,447	686,613
Sampo Oyj, Class A	13,577	607,116
UPM-Kymmene Oyj	21,553	721,007
		3,849,320
France — 8.9%
Accor SA	6,829	296,116
Aeroports de Paris SA	2,074	282,030
Air Liquide SA	24,336	4,945,239
Alstom SA	7,299	97,472
Amundi SA*	2,975	195,848
AXA SA	114,632	4,076,163
BioMerieux	1,349	147,476
Bouygues SA	28,209	1,115,242
Bureau Veritas SA	7,487	217,618
Capgemini SE	7,075	1,719,173
Carrefour SA	48,561	815,563
Cie Generale des Etablissements Michelin SCA	44,477	1,648,754
Covivio SA	2,715	121,994
Credit Agricole SA	90,279	1,222,309
Dassault Systemes SE	29,353	1,371,621
Edenred SE	14,144	700,400
Eiffage SA	10,051	1,094,085
EssilorLuxottica SA	14,692	3,123,022
Eurazeo SE	3,781	319,404
Gecina SA	2,090	201,882
Getlink SE	30,761	525,201
Hermes International SCA	1,735	4,354,128
Ipsen SA	6,875	755,400
Klepierre SA	13,755	349,309
Legrand SA	7,140	723,833
Publicis Groupe SA	12,143	1,283,984
Sartorius Stedim Biotech	1,313	361,325
Schneider Electric SE	18,622	4,227,026
Sodexo SA	6,651	529,782

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Veolia Environnement SA	22,078	$ 685,680
Vinci SA	26,485	3,390,685
Vivendi SE	24,255	270,782
Worldline SA*†	8,489	97,631
		41,266,177
Germany — 7.6%
Bayerische Motoren Werke AG	29,826	3,522,477
Bayerische Motoren Werke AG (Preference Shares)	6,655	728,980
Beiersdorf AG	13,896	1,991,206
Brenntag SE	3,210	292,693
Carl Zeiss Meditec AG	1,080	132,828
Commerzbank AG	45,171	522,347
Continental AG	5,649	452,587
Covestro AG*†	7,092	386,238
Daimler Truck Holding AG	16,864	688,783
Deutsche Boerse AG	7,807	1,633,588
Deutsche Post AG	11,776	546,255
Evonik Industries AG	9,834	181,248
GEA Group AG	5,932	239,106
Hannover Rueck SE	3,180	815,856
HelloFresh SE†	4,874	67,536
Henkel AG & Co. KGaA	18,969	1,279,740
Henkel AG & Co. KGaA (Preference Shares)	15,240	1,146,302
Infineon Technologies AG	42,903	1,535,780
Knorr-Bremse AG	1,506	105,352
Merck KGaA	9,504	1,621,518
Muenchener Rueckversicherungs-Gesellschaft AG	6,381	2,969,158
Nemetschek SE	1,983	189,050
Puma SE	7,410	340,328
SAP SE	34,962	6,533,157
Sartorius AG (Preference Shares)	944	356,906
Siemens AG	23,220	4,592,451
Siemens Healthineers AG*	18,388	1,103,611
Symrise AG	5,074	518,650
Vonovia SE	21,427	597,861
Zalando SE*†	5,659	119,906
		35,211,498
Hong Kong — 1.9%
AIA Group, Ltd.	372,800	3,016,796
BOC Hong Kong Holdings, Ltd.	169,000	447,284
Hang Lung Properties, Ltd.	69,000	74,702
Hang Seng Bank, Ltd.	29,400	336,592
Henderson Land Development Co., Ltd.	119,503	345,801
Hong Kong & China Gas Co., Ltd.	540,252	418,538
Hong Kong Exchanges & Clearing, Ltd.	34,700	1,072,161
Link REIT	61,760	309,470
MTR Corp., Ltd.	160,500	533,756
New World Development Co., Ltd.	65,250	82,560
Power Assets Holdings, Ltd.	58,500	352,343
Sun Hung Kai Properties, Ltd.	68,000	689,853
Swire Pacific, Ltd., Class A	41,500	344,478
Swire Properties, Ltd.	72,200	149,667
Techtronic Industries Co., Ltd.	41,500	447,715
		8,621,716
Ireland — 1.1%
CRH PLC	33,123	2,751,160
DCC PLC	6,727	477,296
James Hardie Industries PLC†	8,169	323,380
Security Description	Shares or Principal Amount	Value

Ireland (continued)
Kerry Group PLC, Class A	13,118	$ 1,150,624
Smurfit Kappa Group PLC	4,727	201,743
		4,904,203
Israel — 0.7%
Bank Hapoalim BM	61,277	586,494
Bank Leumi Le-Israel BM	83,043	695,812
Check Point Software Technologies, Ltd.†	1,691	271,270
CyberArk Software, Ltd.†	530	139,793
ICL Group, Ltd.	39,607	209,777
Israel Discount Bank, Ltd., Class A	53,042	276,418
Mizrahi Tefahot Bank, Ltd.	10,725	424,271
Nice, Ltd.†	2,344	574,939
Wix.com, Ltd.†	1,269	177,888
		3,356,662
Italy — 2.5%
Amplifon SpA	5,940	197,984
Assicurazioni Generali SpA	103,006	2,442,048
DiaSorin SpA	1,149	115,803
FinecoBank Banca Fineco SpA	19,257	266,425
Infrastrutture Wireless Italiane SpA*	44,183	488,943
Intesa Sanpaolo SpA	401,379	1,278,585
Mediobanca Banca di Credito Finanziario SpA	75,047	1,022,679
Moncler SpA	17,814	1,283,991
Nexi SpA*†	10,494	76,954
Poste Italiane SpA*	59,550	699,416
Prysmian SpA	3,796	189,276
Recordati Industria Chimica e Farmaceutica SpA	24,599	1,377,616
Snam SpA	256,192	1,199,113
Terna - Rete Elettrica Nazionale	101,689	796,796
		11,435,629
Japan — 21.8%
Advantest Corp.	13,900	652,672
Aeon Co., Ltd.	34,500	822,951
Aisin Corp.	5,100	192,490
Ajinomoto Co., Inc.	26,900	985,950
ANA Holdings, Inc.†	8,300	180,852
Asahi Kasei Corp.	19,500	135,750
Astellas Pharma, Inc.	125,000	1,379,694
Bandai Namco Holdings, Inc.	10,400	205,282
Bridgestone Corp.	27,100	1,167,432
Canon, Inc.	44,700	1,305,351
Central Japan Railway Co.	40,800	1,026,567
Chiba Bank, Ltd.	10,600	86,225
Chubu Electric Power Co., Inc.	4,500	56,061
Chugai Pharmaceutical Co., Ltd.	38,300	1,535,449
Dai-ichi Life Holdings, Inc.	37,600	856,119
Daiichi Sankyo Co., Ltd.	69,600	2,311,204
Daikin Industries, Ltd.	5,700	801,104
Denso Corp.	83,600	1,522,955
East Japan Railway Co.	13,600	804,581
Eisai Co., Ltd.	13,900	578,506
ENEOS Holdings, Inc.	476,000	2,054,850
FANUC Corp.	31,000	906,283
Fast Retailing Co., Ltd.	5,900	1,714,811
FUJIFILM Holdings Corp.	13,400	848,883
Fujitsu, Ltd.	3,900	608,349
Hankyu Hanshin Holdings, Inc.	10,600	305,470
Hitachi, Ltd.	34,500	2,906,976
Hoya Corp.	10,600	1,382,662
Idemitsu Kosan Co., Ltd.	158,300	1,003,181
Inpex Corp.	81,900	1,096,780

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Isuzu Motors, Ltd.	54,200	$ 772,308
ITOCHU Corp.	33,600	1,464,275
Japan Airlines Co., Ltd.	4,900	91,463
JFE Holdings, Inc.	78,800	1,292,290
Kajima Corp.	30,000	556,780
Kao Corp.	23,000	874,772
KDDI Corp.	68,600	2,086,318
Keyence Corp.	5,900	2,768,607
Kintetsu Group Holdings Co., Ltd.	3,900	119,816
Komatsu, Ltd.	34,200	992,110
Kose Corp.	1,500	84,240
Kubota Corp.	35,600	522,099
Kyocera Corp.	33,100	489,288
Kyowa Kirin Co., Ltd.	35,600	706,673
Lasertec Corp.	800	214,018
M3, Inc.	10,200	146,555
Marubeni Corp.	72,800	1,203,304
MEIJI Holdings Co., Ltd.	21,800	491,039
Mitsubishi Chemical Group Corp.	79,600	456,500
Mitsubishi Corp.	155,000	3,320,394
Mitsubishi Electric Corp.	43,300	684,877
Mitsubishi Estate Co., Ltd.	50,200	771,797
Mitsui Fudosan Co., Ltd.	35,200	955,983
Mizuho Financial Group, Inc.	111,600	2,080,996
MS&AD Insurance Group Holdings, Inc.	17,400	862,121
Murata Manufacturing Co., Ltd.	58,700	1,193,187
Nexon Co., Ltd.	11,200	184,596
NIDEC Corp.	7,100	269,556
Nintendo Co., Ltd.	38,600	2,160,279
NIPPON EXPRESS HOLDINGS, Inc.	3,400	179,587
Nippon Paint Holdings Co., Ltd.	16,000	119,263
Nippon Yusen KK	14,900	474,880
Nissin Foods Holdings Co., Ltd.	20,600	601,416
Nitori Holdings Co., Ltd.	1,100	161,508
NTT Data Group Corp.	16,500	268,600
Obayashi Corp.	22,000	213,330
Odakyu Electric Railway Co., Ltd.	7,500	105,445
Ono Pharmaceutical Co., Ltd.	39,500	654,044
Oriental Land Co., Ltd.	35,900	1,286,386
ORIX Corp.	50,500	1,061,296
Osaka Gas Co., Ltd.	37,500	748,007
Otsuka Holdings Co., Ltd.	29,800	1,208,821
Pan Pacific International Holdings Corp.	18,500	433,603
Panasonic Holdings Corp.	26,400	248,837
Rakuten Group, Inc.†	10,700	58,837
Recruit Holdings Co., Ltd.	35,600	1,442,162
Renesas Electronics Corp.	17,300	284,593
Resona Holdings, Inc.	87,600	477,127
Secom Co., Ltd.	5,100	371,829
Sekisui House, Ltd.	14,700	327,984
Seven & i Holdings Co., Ltd.	31,800	473,534
SG Holdings Co., Ltd.	6,200	77,785
Shimano, Inc.	2,100	292,670
Shin-Etsu Chemical Co., Ltd.	74,000	3,160,603
Shionogi & Co., Ltd.	16,900	842,860
Shiseido Co., Ltd.	17,100	466,574
Shizuoka Financial Group, Inc.	6,100	59,750
SMC Corp.	1,400	844,481
SoftBank Corp.	93,200	1,227,186
SoftBank Group Corp.	33,600	2,005,768
Sony Group Corp.	37,900	3,258,329
Subaru Corp.	50,200	1,143,315
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Chemical Co., Ltd.	59,800	$ 121,447
Sumitomo Corp.	51,100	1,197,998
Sumitomo Electric Industries, Ltd.	57,600	856,309
Sumitomo Metal Mining Co., Ltd.	8,900	232,130
Sumitomo Mitsui Financial Group, Inc.	59,200	3,296,938
Sumitomo Realty & Development Co., Ltd.	3,900	115,709
Suntory Beverage & Food, Ltd.	22,800	749,075
Suzuki Motor Corp.	23,000	1,009,579
Sysmex Corp.	2,500	140,767
TDK Corp.	5,200	270,933
Terumo Corp.	20,600	803,952
Tobu Railway Co., Ltd.	400	10,222
Tokio Marine Holdings, Inc.	64,900	1,893,930
Tokyo Electron, Ltd.	12,100	2,992,238
Tokyo Gas Co., Ltd.	33,200	726,599
Tokyu Corp.	18,100	230,510
Toppan Holdings, Inc.	600	14,305
Toray Industries, Inc.	56,100	258,240
TOTO, Ltd.	800	21,665
Toyota Industries Corp.	6,600	657,570
Toyota Tsusho Corp.	7,000	453,276
Unicharm Corp.	23,600	783,417
West Japan Railway Co.	10,000	415,746
Yakult Honsha Co., Ltd.	21,100	454,302
Yamaha Motor Co., Ltd.	102,500	917,668
		100,456,616
Jersey — 0.2%
WPP PLC	101,628	911,058
Luxembourg — 0.4%
Eurofins Scientific SE	3,150	188,258
Tenaris SA	95,656	1,703,526
		1,891,784
Netherlands — 7.2%
ABN AMRO Bank NV CVA*	26,891	431,795
Adyen NV*†	638	1,008,108
AerCap Holdings NV†	2,687	207,383
Akzo Nobel NV	9,946	724,351
Argenx SE†	1,829	688,790
ASM International NV	813	499,229
ASML Holding NV	12,290	11,627,823
EXOR NV	10,727	1,157,806
Ferrari NV	8,697	3,669,954
Ferrovial SE	41,943	1,570,635
ING Groep NV	149,110	2,046,688
JDE Peet's NV	31,055	709,403
Koninklijke Ahold Delhaize NV	61,230	1,821,514
Koninklijke KPN NV	293,443	1,072,682
NN Group NV	18,910	842,553
Prosus NV	56,946	1,662,812
QIAGEN NV	10,114	433,410
STMicroelectronics NV	24,781	1,126,598
Universal Music Group NV	22,076	665,310
Wolters Kluwer NV	8,814	1,389,557
		33,356,401
New Zealand — 0.4%
Auckland International Airport, Ltd.	85,152	419,901
Fisher & Paykel Healthcare Corp., Ltd.	17,543	261,460
Mercury NZ, Ltd.	22,010	89,496
Meridian Energy, Ltd.	42,012	153,104

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Spark New Zealand, Ltd.	174,230	$ 538,262
Xero, Ltd.†	2,760	228,872
		1,691,095
Norway — 0.8%
Aker BP ASA	25,488	618,713
DNB Bank ASA	14,288	285,736
Equinor ASA	63,640	1,565,479
Mowi ASA	25,533	492,561
Orkla ASA	53,848	385,893
Telenor ASA	25,760	281,840
Yara International ASA	5,295	164,662
		3,794,884
Portugal — 0.7%
EDP - Energias de Portugal SA	249,397	991,968
Galp Energia SGPS SA	83,476	1,313,309
Jeronimo Martins SGPS SA	34,423	824,513
		3,129,790
Singapore — 0.9%
DBS Group Holdings, Ltd.	70,400	1,749,126
Keppel, Ltd.	39,900	215,752
Oversea-Chinese Banking Corp., Ltd.	145,200	1,406,498
Seatrium, Ltd.†	762,020	51,009
United Overseas Bank, Ltd.	41,200	858,558
		4,280,943
Spain — 1.2%
Aena SME SA*	7,596	1,437,802
Amadeus IT Group SA	19,075	1,121,029
CaixaBank SA	62,114	280,072
Cellnex Telecom SA*	17,697	636,890
Enagas SA	39,492	569,641
Grifols SA†	19,886	162,964
Industria de Diseno Textil SA	19,367	858,335
Redeia Corp. SA	44,988	714,900
		5,781,633
SupraNational — 0.1%
Unibail-Rodamco-Westfield†	4,873	356,375
Sweden — 2.7%
Assa Abloy AB, Class B	20,524	586,492
Atlas Copco AB, Class A	88,504	1,535,611
Boliden AB	25,403	644,009
Epiroc AB, Class B	29,013	478,263
EQT AB	4,111	120,770
Essity AB, Class B	44,686	1,041,975
Hexagon AB, Class B	51,392	603,882
Industrivarden AB, Class A	1,629	55,547
Industrivarden AB, Class C	3,996	136,096
Investor AB, Class B	132,838	3,343,437
Sandvik AB	39,971	900,949
Skandinaviska Enskilda Banken AB, Class A	82,910	1,230,731
Svenska Cellulosa AB SCA, Class B	7,073	100,044
Svenska Handelsbanken AB, Class A	74,269	888,468
Volvo AB, Class A	25,794	719,087
Volvo Car AB, Class B†	26,420	96,619
		12,481,980
Switzerland — 10.1%
ABB, Ltd.	95,133	4,383,949
Adecco Group AG	8,812	353,588
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Alcon, Inc.	20,738	$ 1,765,029
Bachem Holding AG	1,391	110,209
Baloise Holding AG	6,071	979,746
Coca-Cola HBC AG	55,738	1,735,269
DSM-Firmenich AG	7,994	856,122
EMS-Chemie Holding AG	1,278	891,432
Geberit AG	2,319	1,348,136
Givaudan SA	541	2,271,302
Julius Baer Group, Ltd.	18,078	967,856
Kuehne + Nagel International AG	3,413	1,149,064
Logitech International SA	9,127	805,343
Lonza Group AG	3,051	1,596,832
Novartis AG	55,147	5,574,478
Partners Group Holding AG	1,339	1,923,201
Sandoz Group AG†	6,392	198,695
Schindler Holding AG	286	72,761
Schindler Holding AG (Participation Certificate)	4,458	1,174,851
SGS SA	10,227	981,590
SIG Group AG	18,572	367,863
Sika AG	7,595	2,196,485
Sonova Holding AG	3,114	959,754
Straumann Holding AG	6,040	954,060
Swatch Group AG	5,327	1,257,829
Swiss Life Holding AG	2,218	1,610,434
Swiss Prime Site AG	8,467	809,197
Swiss Re AG	18,248	2,200,578
Swisscom AG	3,282	1,874,782
Temenos AG	3,261	245,379
VAT Group AG*	916	459,453
Zurich Insurance Group AG	8,878	4,720,822
		46,796,089
United Kingdom — 12.5%
3i Group PLC	72,861	2,271,792
Abrdn PLC	153,356	304,632
Admiral Group PLC	8,286	278,990
Antofagasta PLC	71,459	1,641,452
Ashtead Group PLC	20,179	1,456,497
AstraZeneca PLC	42,858	5,426,290
Auto Trader Group PLC*	34,886	326,313
Aviva PLC	294,892	1,666,381
Barratt Developments PLC	83,160	490,088
Berkeley Group Holdings PLC	14,150	830,032
Bunzl PLC	35,798	1,427,077
Burberry Group PLC	59,982	972,706
Coca-Cola Europacific Partners PLC	26,159	1,795,292
Compass Group PLC	110,092	3,016,814
Croda International PLC	9,828	591,790
Halma PLC	26,514	770,927
Hargreaves Lansdown PLC	23,021	212,440
Hikma Pharmaceuticals PLC	24,465	606,554
Informa PLC	97,409	996,902
InterContinental Hotels Group PLC	22,501	2,388,119
Intertek Group PLC	14,190	830,898
JD Sports Fashion PLC	189,044	281,690
Kingfisher PLC	243,610	721,585
Land Securities Group PLC	82,807	648,344
Legal & General Group PLC	378,440	1,157,519
Lloyds Banking Group PLC	4,106,314	2,415,557
London Stock Exchange Group PLC	17,034	1,908,931
M&G PLC	187,912	533,451
Mondi PLC	49,848	886,121
National Grid PLC	234,251	3,068,801

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Ocado Group PLC†	24,584	$ 159,829
Pearson PLC	57,108	692,821
Persimmon PLC	18,682	321,949
Phoenix Group Holdings PLC	107,992	678,435
Prudential PLC	98,687	975,219
RELX PLC	87,722	3,847,109
Rentokil Initial PLC	164,811	912,813
Sage Group PLC	49,085	772,931
Schroders PLC	112,890	561,156
Segro PLC	77,449	827,622
Smith & Nephew PLC	78,397	1,036,034
Smiths Group PLC	61,048	1,240,046
Spirax-Sarco Engineering PLC	4,777	623,233
SSE PLC	83,855	1,720,972
St. James's Place PLC	47,347	300,983
Standard Chartered PLC	164,639	1,388,450
Taylor Wimpey PLC	308,320	537,064
Whitbread PLC	26,328	1,098,645
		57,619,296
Total Long-Term Investment Securities (cost $351,541,716)		434,590,198
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
5.27%, 03/12/2024(1) (cost $1,497,590)	$ 1,500,000	1,497,580
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 3.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 02/29/2024, to be repurchased 03/01/2024 in the amount of $17,853,845 and collateralized by $18,220,100 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $18,210,136 (cost $17,853,051)	$17,853,051	$ 17,853,051
TOTAL INVESTMENTS (cost $370,892,357)	98.3%	453,940,829
Other assets less liabilities	1.7	7,769,054
NET ASSETS	100.0%	$461,709,883
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At February 29, 2024, the aggregate value of these securities was $8,387,899 representing 1.8% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
CVA—Certification Van Aandelen (Dutch Cert.)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
201	Long	MSCI EAFE Index	March 2024	$22,391,815	$22,993,395	$601,580
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Pharmaceuticals	8.0%
Insurance	7.5
Banks	7.1
Semiconductors	3.9
Repurchase Agreements	3.9
Chemicals	3.7
Commercial Services	3.1
Healthcare-Products	2.9
Auto Manufacturers	2.8
Oil & Gas	2.6
Telecommunications	2.4
Engineering & Construction	2.2
Food	2.2
Software	2.2
Electronics	2.2
Retail	2.2
Distribution/Wholesale	2.1
Transportation	1.9
Electric	1.9
Machinery-Diversified	1.9
Diversified Financial Services	1.8
Building Materials	1.7
Investment Companies	1.4
Auto Parts & Equipment	1.4

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Industry Allocation*(continued)
Miscellaneous Manufacturing	1.3%
Machinery-Construction & Mining	1.3
Mining	1.3
Real Estate	1.2
Apparel	1.2
REITS	1.2
Beverages	1.2
Iron/Steel	1.1
Cosmetics/Personal Care	1.1
Electrical Components & Equipment	1.1
Private Equity	1.0
Biotechnology	1.0
Computers	0.9
Gas	0.9
Lodging	0.8
Food Service	0.8
Home Furnishings	0.8
Media	0.7
Healthcare-Services	0.6
Internet	0.6
Home Builders	0.6
Household Products/Wares	0.5
Toys/Games/Hobbies	0.5
Advertising	0.5
Metal Fabricate/Hardware	0.5
Entertainment	0.4
Forest Products & Paper	0.4
Hand/Machine Tools	0.4
Short-Term Investments	0.3
Office/Business Equipment	0.3
Leisure Time	0.3
Energy-Alternate Sources	0.2
Water	0.1
Pipelines	0.1
Packaging & Containers	0.1
98.3%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$389,089	$1,853,820	$—	$2,242,909
Israel	588,951	2,767,711	—	3,356,662
Netherlands	207,383	33,149,018	—	33,356,401
United Kingdom	1,795,292	55,824,004	—	57,619,296
Other Countries	—	338,014,930	—	338,014,930
Short-Term Investments	—	1,497,580	—	1,497,580
Repurchase Agreements	—	17,853,051	—	17,853,051
Total Investments at Value	$2,980,715	$450,960,114	$—	$453,940,829
Other Financial Instruments:†
Futures Contracts	$601,580	$—	$—	$601,580
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Australia — 1.2%
Treasury Wine Estates, Ltd.#	734,704	$ 5,914,573
Bermuda — 0.7%
Axalta Coating Systems, Ltd.†	109,100	3,570,843
Brazil — 3.7%
3R Petroleum Oleo e Gas SA†	1,456,500	8,189,168
CPFL Energia SA	1,385,500	9,863,581
		18,052,749
British Virgin Islands — 1.8%
Nomad Foods, Ltd.	461,208	8,500,063
Canada — 7.0%
Gildan Activewear, Inc.#	219,800	7,654,090
Quebecor, Inc., Class B#	342,516	8,010,506
SNC-Lavalin Group, Inc.	322,100	10,886,584
TC Energy Corp.#	192,008	7,593,916
		34,145,096
China — 4.2%
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,661,360	6,551,790
Midea Group Co., Ltd., Class A	1,567,712	13,625,335
		20,177,125
Finland — 1.5%
Nordea Bank Abp	588,000	7,146,241
France — 15.5%
AXA SA	235,200	8,363,402
L'Oreal SA	10,091	4,829,902
LVMH Moet Hennessy Louis Vuitton SE	5,335	4,886,159
Orange SA	690,866	7,920,224
Sanofi SA	140,804	13,377,773
Sodexo SA	102,559	8,169,280
TotalEnergies SE	224,823	14,385,140
Veolia Environnement SA	303,992	9,441,125
Vinci SA	29,316	3,753,118
		75,126,123
Germany — 7.3%
Allianz SE	27,432	7,526,781
Deutsche Boerse AG	39,200	8,202,465
Deutsche Post AG	50,237	2,330,350
Rheinmetall AG	31,670	14,520,246
Siemens AG	13,454	2,660,932
		35,240,774
Hong Kong — 1.4%
AIA Group, Ltd.	821,200	6,645,367
India — 1.7%
Infosys, Ltd. ADR	404,740	8,078,610
Ireland — 1.8%
ICON PLC†	26,670	8,550,935
Israel — 1.4%
Check Point Software Technologies, Ltd.†	41,352	6,633,688
Italy — 4.1%
Prysmian SpA	347,610	17,332,511
UniCredit SpA	82,371	2,754,543
		20,087,054
Japan — 15.1%
Asahi Group Holdings, Ltd.	218,300	7,484,863
Dai-ichi Life Holdings, Inc.	390,600	8,893,623
Security Description	Shares or Principal Amount	Value

Japan (continued)
FUJIFILM Holdings Corp.	129,800	$ 8,222,763
Hitachi, Ltd.	135,400	11,408,828
Mitsubishi UFJ Financial Group, Inc.	1,048,300	10,768,754
ORIX Corp.	409,300	8,601,753
Resonac Holdings Corp.	526,800	12,735,110
Takeda Pharmaceutical Co., Ltd.	178,900	5,239,816
		73,355,510
Luxembourg — 2.5%
Samsonite International SA*†	3,478,900	12,174,825
Mexico — 1.9%
America Movil SAB de CV	9,908,200	9,295,341
Netherlands — 3.0%
ING Groep NV	831,569	11,414,140
Pluxee NV†	100,359	2,867,351
		14,281,491
South Korea — 5.2%
Samsung Electronics Co., Ltd.	267,524	14,685,479
SK Telecom Co., Ltd.	269,540	10,669,857
		25,355,336
Switzerland — 3.4%
Nestle SA	34,775	3,613,852
Novartis AG	82,833	8,373,089
Roche Holding AG	17,541	4,597,670
		16,584,611
Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	71,871	9,247,642
United Kingdom — 10.2%
Coca-Cola Europacific Partners PLC	109,500	7,514,985
Informa PLC	1,253,294	12,826,445
Rio Tinto PLC	122,444	7,857,760
Shell PLC	512,527	15,904,613
Smith & Nephew PLC	406,365	5,370,205
		49,474,008
United States — 2.1%
Baker Hughes Co.	235,709	6,974,630
Gentex Corp.	92,642	3,384,212
		10,358,842
Total Long-Term Investment Securities (cost $426,297,209)		477,996,847
SHORT-TERM INVESTMENTS — 3.3%
Unaffiliated Investment Companies — 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(1)	9,959,451	9,959,451
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(1)(2)	6,241,227	6,241,227
Total Short-Term Investments (cost $16,200,678)		16,200,678
TOTAL INVESTMENTS (cost $442,497,887)	101.9%	494,197,525
Other assets less liabilities	(1.9)	(9,176,920)
NET ASSETS	100.0%	$485,020,605
#	The security or a portion thereof is out on loan.
†	Non-income producing security

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At February 29, 2024, the aggregate value of these securities was $12,174,825 representing 2.5% of net assets.
(1)	The rate shown is the 7-day yield as of February 29, 2024.
(2)	At February 29, 2024, the Fund had loaned securities with a total value of $11,170,965. This was secured by collateral of $6,241,227, which was received in cash and subsequently invested in short-term investments currently valued at $6,241,227 as reported in the Portfolio of Investments. Additional collateral of $5,301,403 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Bills	0.00%	03/14/2024 to 08/22/2024	$270,482
United States Treasury Notes/Bonds	0.13% to 5.50%	03/31/2024 to 11/15/2053	5,030,921
ADR—American Depositary Receipt
Industry Allocation*
Oil & Gas	8.0%
Banks	6.6
Pharmaceuticals	6.6
Insurance	6.5
Telecommunications	5.7
Apparel	5.1
Semiconductors	4.9
Beverages	4.3
Media	4.2
Food	3.9
Electrical Components & Equipment	3.6
Diversified Financial Services	3.5
Chemicals	3.3
Short-Term Investments	3.3
Computers	3.1
Engineering & Construction	3.0
Aerospace/Defense	3.0
Home Furnishings	2.8
Healthcare-Products	2.8
Machinery-Construction & Mining	2.4
Electric	2.0
Water	1.9
Healthcare-Services	1.8
Food Service	1.7
Mining	1.6
Pipelines	1.6
Oil & Gas Services	1.4
Cosmetics/Personal Care	1.0
Auto Parts & Equipment	0.7
Commercial Services	0.6
Miscellaneous Manufacturing	0.5
Transportation	0.5
101.9%
*	Calculated as a percentage of net assets

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$3,570,843	$—	$—	$3,570,843
Brazil	18,052,749	—	—	18,052,749
British Virgin Islands	8,500,063	—	—	8,500,063
Canada	34,145,096	—	—	34,145,096
India	8,078,610	—	—	8,078,610
Ireland	8,550,935	—	—	8,550,935
Israel	6,633,688	—	—	6,633,688
Mexico	9,295,341	—	—	9,295,341
Netherlands	2,867,351	11,414,140	—	14,281,491
Taiwan	9,247,642	—	—	9,247,642
United Kingdom	7,514,985	41,959,023	—	49,474,008
United States	10,358,842	—	—	10,358,842
Other Countries	—	297,807,539	—	297,807,539
Short-Term Investments	16,200,678	—	—	16,200,678
Total Investments at Value	$143,016,823	$351,180,702	$—	$494,197,525
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.1%
Apparel — 3.2%
LVMH Moet Hennessy Louis Vuitton SE	9,910	$ 9,076,258
NIKE, Inc., Class B	125,021	12,993,432
		22,069,690
Auto Parts & Equipment — 1.1%
Aptiv PLC†	95,269	7,572,933
Beverages — 1.0%
PepsiCo, Inc.	41,153	6,804,237
Chemicals — 1.4%
Sherwin-Williams Co.	28,954	9,613,597
Commercial Services — 3.5%
Equifax, Inc.	6,927	1,895,158
Gartner, Inc.†	21,607	10,059,355
Moody's Corp.	24,779	9,401,648
Verisk Analytics, Inc.	10,245	2,478,266
		23,834,427
Computers — 8.8%
Accenture PLC, Class A	67,349	25,241,058
Apple, Inc.	194,271	35,114,484
		60,355,542
Cosmetics/Personal Care — 1.5%
Estee Lauder Cos., Inc., Class A	70,309	10,446,511
Diversified Financial Services — 7.9%
Brookfield Asset Management, Ltd., Class A	143,741	5,858,096
Charles Schwab Corp.	104,244	6,961,414
Mastercard, Inc., Class A	18,955	8,999,076
Visa, Inc., Class A	112,435	31,778,628
		53,597,214
Electric — 1.1%
Xcel Energy, Inc.	147,947	7,795,327
Electrical Components & Equipment — 2.7%
Eaton Corp. PLC	43,552	12,586,528
Schneider Electric SE	26,443	6,002,322
		18,588,850
Electronics — 6.2%
Amphenol Corp., Class A	175,121	19,130,218
Hubbell, Inc.	27,703	10,545,701
Mettler-Toledo International, Inc.†	2,787	3,476,002
TE Connectivity, Ltd.	63,018	9,046,864
		42,198,785
Environmental Control — 0.5%
Veralto Corp.	41,745	3,607,603
Food — 1.3%
McCormick & Co., Inc.	123,826	8,526,658
Healthcare-Products — 9.3%
Abbott Laboratories	49,176	5,834,241
Agilent Technologies, Inc.	109,893	15,094,902
Boston Scientific Corp.†	154,492	10,228,915
Danaher Corp.	27,284	6,906,672
STERIS PLC	60,000	13,974,600
Stryker Corp.	8,617	3,007,936
Thermo Fisher Scientific, Inc.	14,320	8,164,978
		63,212,244
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 2.2%
ICON PLC†	47,709	$ 15,296,460
Household Products/Wares — 2.3%
Church & Dwight Co., Inc.	157,615	15,780,414
Insurance — 3.6%
Aon PLC, Class A	51,688	16,332,891
Marsh & McLennan Cos., Inc.	40,213	8,133,884
		24,466,775
Internet — 5.9%
Alphabet, Inc., Class A†	238,044	32,959,572
Tencent Holdings, Ltd.	209,600	7,364,903
		40,324,475
Machinery-Diversified — 1.2%
Otis Worldwide Corp.	86,818	8,273,755
Media — 1.3%
Walt Disney Co.	81,947	9,143,646
Pharmaceuticals — 1.5%
Becton Dickinson & Co.	42,272	9,957,170
REITS — 1.7%
American Tower Corp.	58,242	11,582,004
Retail — 4.9%
Ross Stores, Inc.	91,552	13,637,586
Starbucks Corp.	113,726	10,792,597
TJX Cos., Inc.	89,556	8,878,582
		33,308,765
Semiconductors — 7.1%
Analog Devices, Inc.	71,502	13,715,514
NVIDIA Corp.	23,177	18,335,788
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	92,492	11,900,946
Texas Instruments, Inc.	25,810	4,318,787
		48,271,035
Software — 17.6%
Adobe, Inc.†	12,768	7,153,655
Electronic Arts, Inc.	36,293	5,062,147
Fiserv, Inc.†	69,777	10,415,613
Microsoft Corp.	234,792	97,119,363
		119,750,778
Transportation — 1.3%
Canadian Pacific Kansas City, Ltd.#	100,044	8,504,740
Total Long-Term Investment Securities (cost $487,460,250)		682,883,635

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Sovereign — 0.1%
Federal Home Loan Bank
5.15%, 03/01/2024 (cost $839,000)	$839,000	$ 838,877
TOTAL INVESTMENTS (cost $488,299,250)	100.2%	683,722,512
Other assets less liabilities	(0.2)	(1,296,468)
NET ASSETS	100.0%	$682,426,044
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At February 29, 2024, the Fund had loaned securities with a total value of $446,047. This was secured by collateral of $454,901 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Notes/Bonds	0.13% to 5.51%	04/15/2024 to 05/15/2051	$454,901
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$12,993,432	$9,076,258	$—	$22,069,690
Electrical Components & Equipment	12,586,528	6,002,322	—	18,588,850
Internet	32,959,572	7,364,903	—	40,324,475
Other Industries	601,900,620	—	—	601,900,620
Short-Term Investments	—	838,877	—	838,877
Total Investments at Value	$660,440,152	$23,282,360	$—	$683,722,512
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	43,918	$ 10,376,506
Hexcel Corp.	96,597	7,192,612
		17,569,118
Agriculture — 0.2%
Darling Ingredients, Inc.†	183,215	7,751,827
Apparel — 2.3%
Capri Holdings, Ltd.†	133,474	6,157,156
Carter's, Inc.	42,291	3,423,456
Columbia Sportswear Co.	39,609	3,275,268
Crocs, Inc.†	69,558	8,503,466
Deckers Outdoor Corp.†	29,551	26,465,580
PVH Corp.	69,395	9,484,215
Skechers USA, Inc., Class A†	153,429	9,483,446
Under Armour, Inc., Class A†	216,812	1,942,636
Under Armour, Inc., Class C†	222,139	1,897,067
		70,632,290
Auto Parts & Equipment — 1.4%
Adient PLC†	107,560	3,650,586
Autoliv, Inc.	86,009	9,979,624
Fox Factory Holding Corp.†	48,672	2,462,317
Gentex Corp.	267,880	9,785,656
Goodyear Tire & Rubber Co.†	325,641	3,868,615
Lear Corp.	66,908	9,189,814
Visteon Corp.†	31,939	3,612,940
		42,549,552
Banks — 4.9%
Associated Banc-Corp	170,675	3,556,867
Bank OZK	120,836	5,292,617
Cadence Bank	209,782	5,806,766
Columbia Banking System, Inc.	239,539	4,335,656
Commerce Bancshares, Inc.	136,388	7,097,631
Cullen/Frost Bankers, Inc.	73,555	7,981,453
East West Bancorp, Inc.	161,852	11,792,537
First Financial Bankshares, Inc.	147,505	4,563,805
First Horizon Corp.	641,720	9,048,252
FNB Corp.	412,097	5,497,374
Glacier Bancorp, Inc.	127,339	4,765,025
Hancock Whitney Corp.	98,940	4,313,784
Home BancShares, Inc.	215,504	5,055,724
International Bancshares Corp.	61,293	3,180,494
Old National Bancorp	336,062	5,521,498
Pinnacle Financial Partners, Inc.	88,171	7,293,505
Prosperity Bancshares, Inc.	107,627	6,717,001
SouthState Corp.	87,357	7,341,482
Synovus Financial Corp.	167,952	6,372,099
Texas Capital Bancshares, Inc.†	55,149	3,234,489
UMB Financial Corp.	50,162	4,093,721
United Bankshares, Inc.	154,964	5,375,701
Valley National Bancorp	489,762	4,011,151
Webster Financial Corp.	197,573	9,412,378
Wintrust Financial Corp.	70,326	6,775,910
		148,436,920
Beverages — 0.7%
Boston Beer Co., Inc., Class A†	10,809	3,330,685
Celsius Holdings, Inc.†	170,283	13,898,499
Coca-Cola Consolidated, Inc.	5,383	4,526,026
		21,755,210
Security Description	Shares or Principal Amount	Value

Biotechnology — 1.0%
Arrowhead Pharmaceuticals, Inc.†	141,240	$ 4,533,804
Exelixis, Inc.†	357,138	7,821,322
Halozyme Therapeutics, Inc.†	151,708	6,039,495
United Therapeutics Corp.†	53,901	12,162,222
		30,556,843
Building Materials — 3.3%
Eagle Materials, Inc.	40,066	10,158,734
Fortune Brands Innovations, Inc.	144,814	11,779,171
Knife River Corp.†	64,963	4,813,109
Lennox International, Inc.	36,735	17,309,899
Louisiana-Pacific Corp.	73,703	5,451,811
MDU Resources Group, Inc.	233,868	5,070,258
Owens Corning	102,069	15,287,895
Simpson Manufacturing Co., Inc.	49,008	10,226,990
Trex Co., Inc.†	124,716	11,443,940
UFP Industries, Inc.	70,989	8,137,469
		99,679,276
Chemicals — 2.2%
Arcadium Lithium PLC#†	1,179,747	6,476,811
Ashland, Inc.	58,848	5,510,527
Avient Corp.	104,694	4,238,013
Axalta Coating Systems, Ltd.†	252,755	8,272,671
Cabot Corp.	63,445	5,389,653
Chemours Co.	170,474	3,353,224
NewMarket Corp.	7,930	5,088,443
Olin Corp.	140,743	7,571,973
RPM International, Inc.	147,953	17,066,378
Westlake Corp.	36,791	5,103,280
		68,070,973
Commercial Services — 3.5%
Avis Budget Group, Inc.#	21,215	2,292,069
Brink's Co.	51,739	4,285,541
Euronet Worldwide, Inc.†	50,320	5,507,021
FTI Consulting, Inc.†	40,782	8,436,980
Graham Holdings Co., Class B	4,111	2,887,279
Grand Canyon Education, Inc.†	33,945	4,575,786
GXO Logistics, Inc.†	136,614	7,071,141
H&R Block, Inc.	165,298	8,091,337
Hertz Global Holdings, Inc.#†	152,009	1,193,271
Insperity, Inc.	40,675	4,140,308
ManpowerGroup, Inc.	56,055	4,044,929
Morningstar, Inc.	29,914	8,932,021
Paylocity Holding Corp.†	49,678	8,376,207
Progyny, Inc.†	95,755	3,496,972
R1 RCM, Inc.†	226,142	3,177,295
Service Corp. International	169,678	12,418,733
Valvoline, Inc.†	159,247	6,790,292
WEX, Inc.†	49,082	10,784,788
		106,501,970
Computers — 4.4%
ASGN, Inc.†	54,207	5,383,839
CACI International, Inc., Class A†	25,585	9,590,537
Crane NXT Co.	55,444	3,239,039
ExlService Holdings, Inc.†	189,406	5,894,315
Genpact, Ltd.	191,675	6,516,950
KBR, Inc.	155,046	9,307,411
Kyndryl Holdings, Inc.†	263,528	5,789,710
Lumentum Holdings, Inc.†	76,946	3,729,573
Maximus, Inc.	69,808	5,840,137
Pure Storage, Inc., Class A†	336,770	17,730,941

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Qualys, Inc.†	42,246	$ 7,260,398
Science Applications International Corp.	60,793	8,508,588
Super Micro Computer, Inc.†	53,269	46,137,346
		134,928,784
Cosmetics/Personal Care — 0.6%
Coty, Inc., Class A†	430,097	5,402,019
e.l.f. Beauty, Inc.†	63,393	13,219,342
		18,621,361
Distribution/Wholesale — 1.0%
Core & Main, Inc., Class A†	192,934	9,208,740
Watsco, Inc.	38,893	15,328,509
WESCO International, Inc.	50,446	7,541,173
		32,078,422
Diversified Financial Services — 3.2%
Affiliated Managers Group, Inc.	38,828	6,069,205
Ally Financial, Inc.	311,767	11,532,261
Evercore, Inc., Class A	39,804	7,446,532
Federated Hermes, Inc.	99,049	3,489,496
Houlihan Lokey, Inc.	59,277	7,626,579
Interactive Brokers Group, Inc., Class A	122,901	13,361,797
Janus Henderson Group PLC	152,201	4,742,583
Jefferies Financial Group, Inc.	193,334	8,085,228
SEI Investments Co.	114,853	7,723,864
SLM Corp.	259,861	5,412,905
Stifel Financial Corp.	117,138	8,886,089
Voya Financial, Inc.	119,976	8,201,559
Western Union Co.	418,449	5,611,401
		98,189,499
Electric — 1.9%
ALLETE, Inc.	66,010	3,738,807
Black Hills Corp.	78,086	4,062,815
IDACORP, Inc.	58,129	5,121,746
Northwestern Energy Group, Inc.	70,333	3,370,358
OGE Energy Corp.	230,020	7,569,958
Ormat Technologies, Inc.	61,689	4,019,038
PNM Resources, Inc.	98,577	3,599,046
Portland General Electric Co.	116,136	4,665,183
Vistra Corp.	385,993	21,052,058
		57,199,009
Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	35,543	8,929,823
Belden, Inc.	47,870	4,077,567
EnerSys	46,397	4,262,956
Littelfuse, Inc.	28,587	6,810,567
Novanta, Inc.†	41,126	7,112,331
Universal Display Corp.	50,038	8,727,628
		39,920,872
Electronics — 2.2%
Arrow Electronics, Inc.†	62,199	7,308,382
Avnet, Inc.	103,918	4,841,540
Coherent Corp.†	151,354	9,002,536
nVent Electric PLC	190,542	12,827,287
Sensata Technologies Holding PLC	173,824	5,983,022
TD SYNNEX Corp.	66,148	6,872,777
Vishay Intertechnology, Inc.	144,980	3,153,315
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Vontier Corp.	177,239	$ 7,621,277
Woodward, Inc.	69,387	9,817,567
		67,427,703
Energy-Alternate Sources — 0.1%
Sunrun, Inc.#†	249,424	3,003,065
Engineering & Construction — 2.5%
AECOM	159,321	14,152,484
Arcosa, Inc.	1	83
Comfort Systems USA, Inc.	41,017	12,540,127
EMCOR Group, Inc.	54,028	16,938,859
Exponent, Inc.	58,137	4,702,702
Fluor Corp.†	195,667	7,200,546
MasTec, Inc.†	69,418	5,238,282
TopBuild Corp.†	36,491	14,683,249
		75,456,332
Entertainment — 1.4%
Churchill Downs, Inc.	77,958	9,500,741
Light & Wonder, Inc.†	103,415	10,394,242
Marriott Vacations Worldwide Corp.	37,935	3,535,163
Penn Entertainment, Inc.#†	174,288	3,189,470
TKO Group Holdings, Inc.	68,906	5,769,499
Vail Resorts, Inc.	43,744	10,074,681
		42,463,796
Environmental Control — 0.9%
Clean Harbors, Inc.†	57,837	10,532,118
Stericycle, Inc.†	106,258	5,779,372
Tetra Tech, Inc.	61,150	10,843,118
		27,154,608
Food — 2.1%
Flowers Foods, Inc.	220,639	4,946,726
Grocery Outlet Holding Corp.†	114,005	2,940,189
Ingredion, Inc.	74,870	8,806,958
Lancaster Colony Corp.	23,386	4,839,031
Performance Food Group Co.†	178,700	13,718,799
Pilgrim's Pride Corp.†	46,230	1,471,963
Post Holdings, Inc.†	58,355	6,078,257
Sprouts Farmers Market, Inc.†	116,638	7,282,877
US Foods Holding Corp.†	259,761	13,193,261
		63,278,061
Food Service — 0.3%
Aramark	299,803	9,093,025
Gas — 0.9%
National Fuel Gas Co.	105,450	5,139,633
New Jersey Resources Corp.	112,045	4,662,193
ONE Gas, Inc.	63,687	3,795,745
Southwest Gas Holdings, Inc.	68,995	4,702,009
Spire, Inc.	60,412	3,583,640
UGI Corp.	240,577	5,889,325
		27,772,545
Hand/Machine Tools — 1.2%
Lincoln Electric Holdings, Inc.	65,692	16,856,567
MSA Safety, Inc.	42,438	7,814,958
Regal Rexnord Corp.	76,199	13,067,366
		37,738,891
Healthcare-Products — 3.0%
Azenta, Inc.†	69,084	4,500,823

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Bruker Corp.	106,502	$ 9,216,683
Enovis Corp.†	57,056	3,412,519
Envista Holdings Corp.†	196,847	4,064,891
Globus Medical, Inc., Class A†	132,489	7,153,081
Haemonetics Corp.†	58,274	4,252,837
Inari Medical, Inc.†	58,778	2,710,841
Integra LifeSciences Holdings Corp.†	78,110	2,883,040
Lantheus Holdings, Inc.†	78,656	5,142,529
LivaNova PLC†	61,882	3,391,752
Masimo Corp.†	50,976	6,552,455
Neogen Corp.†	226,064	3,886,040
Penumbra, Inc.†	44,325	10,412,829
QuidelOrtho Corp.†	56,786	2,589,442
Repligen Corp.†	59,632	11,568,012
Shockwave Medical, Inc.†	42,374	11,054,105
		92,791,879
Healthcare-Services — 2.1%
Acadia Healthcare Co., Inc.†	105,905	8,837,772
Amedisys, Inc.†	37,477	3,486,111
Chemed Corp.	17,298	10,830,797
Encompass Health Corp.	115,111	8,564,258
HealthEquity, Inc.†	98,339	8,123,785
Medpace Holdings, Inc.†	26,781	10,645,983
Sotera Health Co.#†	113,600	1,705,136
Tenet Healthcare Corp.†	116,627	10,846,311
		63,040,153
Home Builders — 1.1%
KB Home	87,927	5,840,990
Taylor Morrison Home Corp.†	123,400	6,985,674
Thor Industries, Inc.#	61,187	7,842,950
Toll Brothers, Inc.	123,434	14,150,474
		34,820,088
Home Furnishings — 0.6%
Dolby Laboratories, Inc., Class A	68,396	5,540,076
Leggett & Platt, Inc.	153,110	3,126,506
Tempur Sealy International, Inc.	197,849	10,776,835
		19,443,417
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	27,268	3,408,500
Housewares — 0.1%
Scotts Miracle-Gro Co.#	47,724	3,135,467
Insurance — 5.5%
American Financial Group, Inc.	75,048	9,581,378
Brighthouse Financial, Inc.†	73,736	3,432,411
CNO Financial Group, Inc.	128,823	3,438,286
Equitable Holdings, Inc.	365,412	12,511,707
Erie Indemnity Co., Class A	28,644	11,654,671
Essent Group, Ltd.	122,609	6,568,164
Fidelity National Financial, Inc.	296,932	15,018,821
First American Financial Corp.	118,498	6,921,468
Hanover Insurance Group, Inc.	41,071	5,399,604
Kemper Corp.	69,184	3,966,319
Kinsale Capital Group, Inc.	25,283	13,050,579
MGIC Investment Corp.	318,478	6,334,527
Old Republic International Corp.	299,460	8,672,362
Primerica, Inc.	40,235	9,868,036
Reinsurance Group of America, Inc.	75,690	13,385,776
RenaissanceRe Holdings, Ltd.	60,288	13,553,948
Security Description	Shares or Principal Amount	Value

Insurance (continued)
RLI Corp.	46,111	$ 6,752,956
Selective Insurance Group, Inc.	69,583	7,270,032
Unum Group	210,561	10,412,241
		167,793,286
Internet — 0.7%
GoDaddy, Inc., Class A†	161,731	18,461,594
Ziff Davis, Inc.†	52,812	3,631,353
		22,092,947
Iron/Steel — 1.7%
Cleveland-Cliffs, Inc.†	579,809	12,060,027
Commercial Metals Co.	134,260	7,250,040
Reliance, Inc.	66,003	21,201,484
United States Steel Corp.	256,150	12,126,141
		52,637,692
Leisure Time — 0.9%
Brunswick Corp.	79,028	6,907,047
Harley-Davidson, Inc.	145,550	5,279,099
Planet Fitness, Inc., Class A†	98,123	6,088,532
Polaris, Inc.	60,965	5,652,065
YETI Holdings, Inc.†	99,747	4,093,617
		28,020,360
Lodging — 1.0%
Boyd Gaming Corp.	79,796	5,276,909
Choice Hotels International, Inc.	28,596	3,201,036
Hilton Grand Vacations, Inc.†	81,850	3,673,428
Hyatt Hotels Corp., Class A#	50,786	7,800,222
Travel & Leisure Co.	83,171	3,716,912
Wyndham Hotels & Resorts, Inc.	95,278	7,293,531
		30,962,038
Machinery-Construction & Mining — 0.8%
BWX Technologies, Inc.	105,045	10,591,687
Oshkosh Corp.	75,125	8,328,357
Terex Corp.	77,290	4,432,582
		23,352,626
Machinery-Diversified — 2.8%
AGCO Corp.	71,377	7,830,057
Chart Industries, Inc.#†	48,222	6,888,995
Cognex Corp.	197,696	7,799,107
Crane Co.	56,099	6,819,394
Esab Corp.	65,065	6,449,243
Flowserve Corp.	150,687	6,377,074
Graco, Inc.	193,845	17,690,295
Middleby Corp.†	61,560	9,366,970
Toro Co.	119,260	11,008,890
Watts Water Technologies, Inc., Class A	31,431	6,410,352
		86,640,377
Media — 0.7%
Cable One, Inc.	5,225	2,382,600
New York Times Co., Class A	187,916	8,320,921
Nexstar Media Group, Inc.	37,020	6,151,613
TEGNA, Inc.	226,208	3,169,174
		20,024,308
Metal Fabricate/Hardware — 1.1%
Advanced Drainage Systems, Inc.	78,737	12,853,028
RBC Bearings, Inc.†	33,403	9,113,340

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware (continued)
Timken Co.	74,542	$ 6,260,783
Valmont Industries, Inc.	23,992	5,084,625
		33,311,776
Mining — 0.5%
Alcoa Corp.	204,966	5,577,125
MP Materials Corp.#†	165,412	2,515,916
Royal Gold, Inc.	75,444	7,742,818
		15,835,859
Miscellaneous Manufacturing — 1.4%
Carlisle Cos., Inc.	55,910	19,568,500
Donaldson Co., Inc.	138,602	9,926,675
ITT, Inc.	94,288	11,893,489
		41,388,664
Oil & Gas — 3.9%
Antero Resources Corp.†	324,451	8,338,391
Chesapeake Energy Corp.#	127,950	10,591,701
Chord Energy Corp.	47,406	7,701,105
Civitas Resources, Inc.	98,003	6,730,846
CNX Resources Corp.†	182,435	3,822,013
HF Sinclair Corp.	179,796	9,978,678
Matador Resources Co.	127,243	8,035,395
Murphy Oil Corp.	168,535	6,685,783
Ovintiv, Inc.	291,476	14,401,829
PBF Energy, Inc., Class A	124,905	5,833,063
Permian Resources Corp.	477,392	7,428,220
Range Resources Corp.	277,127	8,762,756
Southwestern Energy Co.†	1,264,977	8,816,890
Valaris, Ltd.†	71,996	4,539,348
Weatherford International PLC†	82,825	8,498,673
		120,164,691
Oil & Gas Services — 0.5%
ChampionX Corp.	223,719	6,948,712
NOV, Inc.	452,406	7,645,662
		14,594,374
Packaging & Containers — 1.7%
AptarGroup, Inc.	75,547	10,611,331
Berry Global Group, Inc.	135,633	7,895,197
Crown Holdings, Inc.	138,556	10,616,161
Graphic Packaging Holding Co.	351,487	9,121,088
Greif, Inc., Class A	29,255	1,885,777
Silgan Holdings, Inc.	92,954	4,081,610
Sonoco Products Co.	112,498	6,376,387
		50,587,551
Pharmaceuticals — 1.4%
BellRing Brands, Inc.†	150,959	8,597,115
Jazz Pharmaceuticals PLC†	72,303	8,596,827
Neurocrine Biosciences, Inc.†	112,838	14,714,075
Option Care Health, Inc.†	203,426	6,564,557
Perrigo Co. PLC	155,622	4,086,634
		42,559,208
Pipelines — 0.6%
Antero Midstream Corp.	391,159	5,241,531
DT Midstream, Inc.	111,287	6,413,470
Equitrans Midstream Corp.	497,579	5,319,119
		16,974,120
Security Description	Shares or Principal Amount	Value

Private Equity — 0.4%
Carlyle Group, Inc.	248,614	$ 11,398,952
Real Estate — 0.3%
Jones Lang LaSalle, Inc.†	54,635	10,393,762
REITS — 7.5%
Agree Realty Corp.	115,442	6,343,538
American Homes 4 Rent, Class A	365,266	12,842,258
Annaly Capital Management, Inc.	574,329	10,963,941
Apartment Income REIT Corp.	168,814	5,118,440
Brixmor Property Group, Inc.	345,220	7,805,424
COPT Defense Properties	129,254	3,131,824
Cousins Properties, Inc.	174,305	3,975,897
CubeSmart	258,242	11,261,934
EastGroup Properties, Inc.	53,207	9,347,938
EPR Properties	86,512	3,553,913
Equity LifeStyle Properties, Inc.	214,064	14,410,788
First Industrial Realty Trust, Inc.	151,911	8,051,283
Gaming & Leisure Properties, Inc.	306,655	13,946,669
Healthcare Realty Trust, Inc.	437,416	6,027,592
Independence Realty Trust, Inc.	258,069	3,778,130
Kilroy Realty Corp.	122,526	4,642,510
Kite Realty Group Trust	251,955	5,394,357
Lamar Advertising Co., Class A	100,579	11,119,008
Medical Properties Trust, Inc.#	687,923	2,896,156
National Storage Affiliates Trust	88,734	3,177,564
NNN REIT, Inc.	209,524	8,525,532
Omega Healthcare Investors, Inc.	281,364	8,756,048
Park Hotels & Resorts, Inc.	241,156	4,003,190
PotlatchDeltic Corp.	91,146	4,120,711
Rayonier, Inc.	156,682	5,394,561
Rexford Industrial Realty, Inc.	242,435	12,335,093
Sabra Health Care REIT, Inc.	265,545	3,685,765
STAG Industrial, Inc.	208,526	7,744,656
Starwood Property Trust, Inc.#	341,739	6,968,058
Vornado Realty Trust	183,604	4,828,785
WP Carey, Inc.	251,134	14,146,378
		228,297,941
Retail — 6.2%
AutoNation, Inc.†	29,787	4,462,093
BJ's Wholesale Club Holdings, Inc.†	153,584	11,217,775
Burlington Stores, Inc.†	74,516	15,283,232
Casey's General Stores, Inc.	42,799	13,031,868
Dick's Sporting Goods, Inc.	70,576	12,554,765
FirstCash Holdings, Inc.	42,479	4,863,845
Five Below, Inc.†	63,953	12,834,088
Floor & Decor Holdings, Inc., Class A†	122,391	14,823,998
GameStop Corp., Class A†	308,488	4,402,124
Gap, Inc.	246,379	4,666,418
Lithia Motors, Inc.	31,606	9,452,090
Macy's, Inc.	314,256	5,480,625
MSC Industrial Direct Co., Inc., Class A	53,249	5,374,954
Murphy USA, Inc.	22,236	9,272,634
Nordstrom, Inc.#	111,408	2,336,226
Ollie's Bargain Outlet Holdings, Inc.†	70,864	5,681,167
Penske Automotive Group, Inc.	22,385	3,436,097
RH†	17,750	4,870,600
Texas Roadhouse, Inc.	76,697	11,456,231
Wendy's Co.	191,872	3,474,802
Williams-Sonoma, Inc.	73,667	17,350,788
Wingstop, Inc.	33,781	11,858,820
		188,185,240

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans — 0.1%
New York Community Bancorp, Inc.	829,743	$ 3,974,469
Semiconductors — 2.5%
Allegro MicroSystems, Inc.†	81,788	2,575,504
Amkor Technology, Inc.	118,543	3,677,204
Cirrus Logic, Inc.†	61,900	5,683,658
IPG Photonics Corp.†	33,949	2,931,496
Lattice Semiconductor Corp.†	158,519	12,144,141
MACOM Technology Solutions Holdings, Inc.†	62,152	5,489,886
MKS Instruments, Inc.	72,198	8,863,026
Onto Innovation, Inc.†	56,367	10,380,547
Power Integrations, Inc.	65,299	4,666,266
Rambus, Inc.†	123,469	7,314,304
Silicon Laboratories, Inc.†	36,497	5,019,797
Synaptics, Inc.†	45,020	4,506,502
Wolfspeed, Inc.#†	143,929	3,745,033
		76,997,364
Software — 2.3%
Aspen Technology, Inc.†	32,188	6,240,931
Blackbaud, Inc.†	49,478	3,422,888
CommVault Systems, Inc.†	50,293	4,813,543
Concentrix Corp.	54,307	3,934,542
Doximity, Inc., Class A#†	135,701	3,830,839
Dropbox, Inc., Class A†	294,213	7,046,401
Dynatrace, Inc.†	273,859	13,569,714
Manhattan Associates, Inc.†	70,705	17,911,698
Teradata Corp.†	112,319	4,225,441
ZoomInfo Technologies, Inc.†	340,210	5,701,920
		70,697,917
Telecommunications — 0.7%
Calix, Inc.†	67,325	2,347,623
Ciena Corp.†	169,790	9,674,634
Frontier Communications Parent, Inc.†	254,018	6,015,146
Iridium Communications, Inc.	142,237	4,117,761
		22,155,164
Toys/Games/Hobbies — 0.3%
Mattel, Inc.†	405,671	7,991,719
Transportation — 2.2%
Kirby Corp.†	67,873	5,953,819
Knight-Swift Transportation Holdings, Inc.	185,238	10,436,309
Landstar System, Inc.	41,282	7,851,836
Ryder System, Inc.	50,902	5,807,918
Saia, Inc.†	30,489	17,543,371
Werner Enterprises, Inc.	72,807	2,922,473
XPO, Inc.†	133,190	16,025,421
		66,541,147
Trucking & Leasing — 0.2%
GATX Corp.	40,770	5,171,267
Security Description	Shares or Principal Amount	Value

Water — 0.3%
Essential Utilities, Inc.	288,621	$ 10,038,238
Total Long-Term Investment Securities (cost $2,146,618,309)		3,033,252,513
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(1)(2)	9,269,226	9,269,226
U.S. Government — 0.1%
United States Treasury Bills
5.22%, 03/21/2024(3)	$ 30,000	29,912
5.26%, 03/26/2024(3)	2,600,000	2,590,449
5.29%, 04/23/2024(3)	150,000	148,833
		2,769,194
Total Short-Term Investments (cost $12,038,483)		12,038,420
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 02/29/2024, to be repurchased 03/01/2024 in the amount of $31,801,358 and collateralized by $32,453,700 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $32,435,952 (cost $31,799,945)	31,799,945	31,799,945
TOTAL INVESTMENTS (cost $2,190,456,737)	100.7%	3,077,090,878
Other assets less liabilities	(0.7)	(21,541,713)
NET ASSETS	100.0%	$3,055,549,165
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 29, 2024.
(2)	At February 29, 2024, the Fund had loaned securities with a total value of $44,571,595. This was secured by collateral of $9,269,226, which was received in cash and subsequently invested in short-term investments currently valued at $9,269,226 as reported in the Portfolio of Investments. Additional collateral of $35,860,859 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Bills	0.00%	04/04/2024 to 08/22/2024	$138,618
United States Treasury Notes/Bonds	0.00% to 5.56%	03/15/2024 to 02/15/2054	35,722,241
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
84	Long	S&P Mid Cap 400 E-Mini Index	March 2024	$23,982,201	$24,297,840	$315,639
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,033,252,513	$—	$—	$3,033,252,513
Short-Term Investments:
U.S. Government	—	2,769,194	—	2,769,194
Other Short-Term Investments	9,269,226	—	—	9,269,226
Repurchase Agreements	—	31,799,945	—	31,799,945
Total Investments at Value	$3,042,521,739	$34,569,139	$—	$3,077,090,878
Other Financial Instruments:†
Futures Contracts	$315,639	$—	$—	$315,639
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.8%
Aerospace/Defense — 2.3%
HEICO Corp.	53,400	$ 10,327,560
L3Harris Technologies, Inc.	28,819	6,099,829
Leonardo DRS, Inc.†	379,290	8,613,676
		25,041,065
Airlines — 0.5%
Ryanair Holdings PLC ADR	42,883	5,928,575
Apparel — 1.2%
Gildan Activewear, Inc.	136,700	4,761,261
On Holding AG, Class A#†	228,949	8,017,794
		12,779,055
Beverages — 1.0%
Celsius Holdings, Inc.†	133,185	10,870,560
Biotechnology — 3.2%
Apellis Pharmaceuticals, Inc.†	145,050	8,988,748
Argenx SE ADR†	7,260	2,758,873
Corteva, Inc.	78,950	4,225,404
Illumina, Inc.†	15,360	2,147,789
Sarepta Therapeutics, Inc.†	103,348	13,218,209
Viking Therapeutics, Inc.†	56,950	4,387,998
		35,727,021
Building Materials — 0.9%
Builders FirstSource, Inc.†	52,720	10,289,890
Chemicals — 1.4%
Celanese Corp.	28,845	4,383,575
Olin Corp.	118,165	6,357,277
Tronox Holdings PLC#	356,033	5,233,685
		15,974,537
Commercial Services — 4.3%
API Group Corp.†	34,962	1,225,418
Cimpress PLC†	17,179	1,683,714
Global Payments, Inc.	25,909	3,360,397
GXO Logistics, Inc.†	125,866	6,514,824
Quanta Services, Inc.	43,432	10,489,262
RB Global, Inc.	52,998	4,023,078
Rentokil Initial PLC	177,975	985,723
Rentokil Initial PLC ADR#	138,951	3,968,441
TransUnion	40,005	3,105,588
WEX, Inc.†	55,449	12,183,809
		47,540,254
Computers — 4.2%
Amdocs, Ltd.	96,288	8,781,466
CACI International, Inc., Class A†	32,471	12,171,754
Varonis Systems, Inc.†	173,305	8,803,894
Zscaler, Inc.†	67,125	16,242,236
		45,999,350
Cosmetics/Personal Care — 0.8%
e.l.f. Beauty, Inc.†	42,280	8,816,648
Distribution/Wholesale — 2.0%
Ferguson PLC	103,246	21,831,367
Diversified Financial Services — 6.1%
Ameriprise Financial, Inc.	41,291	16,820,302
Apollo Global Management, Inc.	156,039	17,445,160
Cboe Global Markets, Inc.	11,499	2,207,808
Charles Schwab Corp.	58,123	3,881,454
Interactive Brokers Group, Inc., Class A	103,466	11,248,824
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
LPL Financial Holdings, Inc.	21,672	$ 5,805,712
Tradeweb Markets, Inc., Class A	98,938	10,469,619
		67,878,879
Electric — 1.1%
Alliant Energy Corp.	139,119	6,642,932
Ameren Corp.	65,205	4,641,944
DTE Energy Co.	8,898	964,098
		12,248,974
Electrical Components & Equipment — 1.2%
AMETEK, Inc.	63,799	11,495,304
Emerson Electric Co.	15,433	1,649,016
		13,144,320
Electronics — 2.3%
Flex, Ltd.†	340,807	9,593,717
Fortive Corp.	68,103	5,797,608
Sensata Technologies Holding PLC	190,053	6,541,624
TE Connectivity, Ltd.	22,696	3,258,238
		25,191,187
Engineering & Construction — 0.0%
Frontdoor, Inc.†	11,569	362,804
Entertainment — 0.3%
Entain PLC	252,373	2,916,711
Environmental Control — 1.6%
Clean Harbors, Inc.†	17,397	3,167,993
Veralto Corp.	43,252	3,737,838
Waste Connections, Inc.	67,245	11,192,258
		18,098,089
Food Service — 0.4%
Aramark	161,105	4,886,315
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.	11,198	1,920,345
Healthcare-Products — 11.0%
Avantor, Inc.†	531,576	13,098,033
Boston Scientific Corp.†	386,565	25,594,469
Cooper Cos., Inc.	117,165	10,966,644
DENTSPLY SIRONA, Inc.	93,051	3,040,907
ICU Medical, Inc.†	26,342	2,877,337
IDEXX Laboratories, Inc.†	18,202	10,470,336
Inspire Medical Systems, Inc.†	37,308	6,679,624
Insulet Corp.†	31,245	5,124,180
Natera, Inc.†	207,492	17,945,983
Revvity, Inc.	77,691	8,514,157
STERIS PLC	16,574	3,860,250
Teleflex, Inc.	43,457	9,681,785
Waters Corp.†	10,820	3,650,884
		121,504,589
Healthcare-Services — 2.1%
Catalent, Inc.†	71,134	4,078,824
ICON PLC†	18,231	5,845,223
Tenet Healthcare Corp.†	143,063	13,304,859
		23,228,906
Home Builders — 0.9%
D.R. Horton, Inc.	67,538	10,092,879
Insurance — 2.8%
Arthur J. Gallagher & Co.	33,889	8,266,544

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Intact Financial Corp.	67,129	$ 11,162,858
Ryan Specialty Holdings, Inc.†	45,323	2,374,018
W.R. Berkley Corp.	105,113	8,787,447
		30,590,867
Internet — 2.7%
DoorDash, Inc., Class A†	19,237	2,396,353
GoDaddy, Inc., Class A†	117,298	13,389,567
Palo Alto Networks, Inc.†	33,851	10,512,428
Wayfair, Inc., Class A#†	22,631	1,348,807
Ziff Davis, Inc.†	27,164	1,867,797
		29,514,952
Lodging — 0.8%
Las Vegas Sands Corp.	172,005	9,377,713
Machinery-Construction & Mining — 1.4%
Vertiv Holdings Co., Class A	228,085	15,423,108
Machinery-Diversified — 1.8%
Ingersoll Rand, Inc.	75,913	6,933,134
Symbotic, Inc.#†	111,570	4,395,858
Westinghouse Air Brake Technologies Corp.	58,069	8,204,569
		19,533,561
Media — 0.8%
Liberty Media Corp.-Liberty Formula One, Class A†	10,401	681,785
Liberty Media Corp.-Liberty Formula One, Class C†	106,626	7,758,108
		8,439,893
Miscellaneous Manufacturing — 1.8%
Parker-Hannifin Corp.	22,455	12,023,530
Teledyne Technologies, Inc.†	18,431	7,875,013
		19,898,543
Oil & Gas — 0.8%
Diamondback Energy, Inc.	47,869	8,737,050
Pharmaceuticals — 3.4%
Ascendis Pharma A/S ADR†	19,292	2,850,586
BellRing Brands, Inc.†	158,370	9,019,172
Dexcom, Inc.†	110,687	12,736,753
McKesson Corp.	21,040	10,970,466
Vaxcyte, Inc.†	33,132	2,445,804
		38,022,781
Pipelines — 1.0%
Cheniere Energy, Inc.	70,930	11,008,336
REITS — 0.6%
Lamar Advertising Co., Class A	57,102	6,312,626
Retail — 7.8%
Academy Sports & Outdoors, Inc.	126,890	9,481,221
Burlington Stores, Inc.†	14,723	3,019,687
CarMax, Inc.†	72,603	5,735,637
Cava Group, Inc.#†	177,653	10,376,712
Dollar Tree, Inc.†	20,652	3,029,235
Lululemon Athletica, Inc.†	11,661	5,446,737
O'Reilly Automotive, Inc.†	9,210	10,015,138
Texas Roadhouse, Inc.	77,455	11,569,453
Security Description		Shares or Principal Amount	Value

Retail (continued)
Tractor Supply Co.		54,690	$ 13,908,761
Wingstop, Inc.		39,298	13,795,563
			86,378,144
Semiconductors — 5.5%
KLA Corp.		5,431	3,705,571
Lam Research Corp.		19,584	18,374,688
Microchip Technology, Inc.		90,317	7,599,272
Monolithic Power Systems, Inc.		16,877	12,152,115
NXP Semiconductors NV		37,508	9,366,873
ON Semiconductor Corp.†		120,677	9,523,829
			60,722,348
Software — 12.2%
ANSYS, Inc.†		22,282	7,445,976
Broadridge Financial Solutions, Inc.		34,467	7,016,792
Constellation Software, Inc.		7,114	19,805,818
Datadog, Inc., Class A†		96,498	12,685,627
Dayforce, Inc.†		71,452	4,984,492
Dynatrace, Inc.†		47,199	2,338,710
Elastic NV†		85,950	11,500,969
Fidelity National Information Services, Inc.		41,347	2,860,799
HubSpot, Inc.†		21,658	13,402,187
JFrog, Ltd.†		348,020	15,587,816
Palantir Technologies, Inc., Class A†		432,811	10,854,900
SentinelOne, Inc., Class A†		304,445	8,576,216
SS&C Technologies Holdings, Inc.		158,119	10,081,667
Synopsys, Inc.†		9,200	5,278,316
Topicus.com, Inc.†		19,667	1,782,442
			134,202,727
Telecommunications — 1.5%
Motorola Solutions, Inc.		32,083	10,599,902
NICE, Ltd. ADR#†		22,796	5,588,440
			16,188,342
Transportation — 1.9%
CSX Corp.		172,010	6,526,059
JB Hunt Transport Services, Inc.		44,263	9,131,900
TFI International, Inc.		37,435	5,533,642
			21,191,601
Total Common Stocks (cost $871,074,417)			1,057,814,912
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	6,195	0
Total Long-Term Investment Securities (cost $871,074,417)			1,057,814,912
SHORT-TERM INVESTMENTS — 2.4%
Banks — 1.9%
Credit Agricole SA
5.27%, 03/01/2024		$21,200,000	21,196,859

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(2)(3)	5,438,819	$ 5,438,819
Total Short-Term Investments (cost $26,638,819)		26,635,678
TOTAL INVESTMENTS (cost $897,713,236)	98.2%	1,084,450,590
Other assets less liabilities	1.8	19,556,168
NET ASSETS	100.0%	$1,104,006,758
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of February 29, 2024.
(3)	At February 29, 2024, the Fund had loaned securities with a total value of $20,793,154. This was secured by collateral of $5,438,819, which was received in cash and subsequently invested in short-term investments currently valued at $5,438,819 as reported in the Portfolio of Investments. Additional collateral of $15,507,933 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Bills	0.00%	04/04/2024 to 05/28/2024	$720,283
United States Treasury Notes/Bonds	0.00% to 5.56%	03/15/2024 to 02/15/2054	14,787,650
ADR—American Depositary Receipt
CAD—Canadian Dollar

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$46,554,531	$985,723	$—	$47,540,254
Entertainment	—	2,916,711	—	2,916,711
Other Industries	1,007,357,947	—	—	1,007,357,947
Warrants	—	—	0	0
Short-Term Investments:
Banks	—	21,196,859	—	21,196,859
Other Short-Term Investments	5,438,819	—	—	5,438,819
Total Investments at Value	$1,059,351,297	$25,099,293	$0	$1,084,450,590
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Advertising — 0.3%
Taboola.com, Ltd.†	420,456	$ 1,833,188
Aerospace/Defense — 2.3%
Curtiss-Wright Corp.	26,956	6,368,894
Howmet Aerospace, Inc.	81,282	5,409,317
L3Harris Technologies, Inc.	11,752	2,487,429
		14,265,640
Airlines — 0.3%
Alaska Air Group, Inc.#†	46,685	1,745,552
Apparel — 1.2%
Ralph Lauren Corp.	14,121	2,625,376
Steven Madden, Ltd.	56,864	2,434,917
Under Armour, Inc., Class A†	236,691	2,120,751
		7,181,044
Auto Parts & Equipment — 2.5%
Gentex Corp.	208,335	7,610,478
Goodyear Tire & Rubber Co.†	279,007	3,314,603
Lear Corp.	12,095	1,661,248
Visteon Corp.†	23,650	2,675,288
		15,261,617
Banks — 6.1%
Ameris Bancorp	57,994	2,686,862
Cadence Bank	154,166	4,267,315
Columbia Banking System, Inc.	187,439	3,392,646
East West Bancorp, Inc.	19,753	1,439,204
Fifth Third Bancorp	133,383	4,580,372
First Citizens BancShares, Inc., Class A	2,622	4,126,530
Huntington Bancshares, Inc.	309,433	4,035,006
SouthState Corp.	50,319	4,228,809
Synovus Financial Corp.#	101,565	3,853,376
Triumph Financial, Inc.†	19,796	1,484,700
Webster Financial Corp.	81,532	3,884,184
		37,979,004
Beverages — 0.7%
Coca-Cola Europacific Partners PLC	26,183	1,796,939
Constellation Brands, Inc., Class A	11,496	2,856,986
		4,653,925
Biotechnology — 0.3%
Corteva, Inc.	35,278	1,888,079
Building Materials — 2.3%
Builders FirstSource, Inc.†	26,202	5,114,107
Fortune Brands Innovations, Inc.	55,800	4,538,772
Masco Corp.	57,299	4,398,271
		14,051,150
Chemicals — 3.6%
Celanese Corp.	18,613	2,828,618
CF Industries Holdings, Inc.	36,231	2,924,566
DuPont de Nemours, Inc.	28,475	1,970,185
FMC Corp.	62,639	3,532,213
Huntsman Corp.	146,408	3,748,045
Ingevity Corp.†	57,704	2,635,919
Olin Corp.	36,599	1,969,026
PPG Industries, Inc.	20,080	2,843,328
		22,451,900
Coal — 0.2%
Teck Resources, Ltd., Class B#	28,386	1,090,590
Security Description	Shares or Principal Amount	Value

Commercial Services — 1.8%
Equifax, Inc.	7,707	$ 2,108,558
Global Payments, Inc.	8,437	1,094,279
H&R Block, Inc.	38,670	1,892,897
RB Global, Inc.	35,776	2,715,756
Robert Half, Inc.	29,513	2,372,845
TransUnion	12,967	1,006,628
		11,190,963
Computers — 3.8%
ASGN, Inc.†	11,945	1,186,377
Check Point Software Technologies, Ltd.†	27,720	4,446,843
Cognizant Technology Solutions Corp., Class A	33,094	2,615,088
Dell Technologies, Inc., Class C	41,215	3,901,412
Leidos Holdings, Inc.	40,506	5,179,097
Lumentum Holdings, Inc.†	43,322	2,099,817
NetApp, Inc.	14,468	1,289,388
Science Applications International Corp.	19,129	2,677,295
		23,395,317
Distribution/Wholesale — 1.3%
Ferguson PLC	17,733	3,749,643
LKQ Corp.	54,569	2,853,413
Resideo Technologies, Inc.†	67,616	1,509,865
		8,112,921
Diversified Financial Services — 8.1%
AerCap Holdings NV†	43,999	3,395,843
Air Lease Corp.	91,158	3,655,436
Ameriprise Financial, Inc.	18,269	7,442,060
Ares Management Corp., Class A	23,143	3,069,456
Bread Financial Holdings, Inc.	63,635	2,435,948
Discover Financial Services	14,168	1,710,077
Evercore, Inc., Class A	30,439	5,694,528
LPL Financial Holdings, Inc.	13,693	3,668,218
PRA Group, Inc.†	94,935	2,426,538
Rocket Cos., Inc., Class A†	110,848	1,392,251
SLM Corp.	85,020	1,770,966
StepStone Group, Inc., Class A	99,208	3,445,494
Synchrony Financial	63,043	2,603,676
TPG, Inc.	52,999	2,350,506
Voya Financial, Inc.	76,497	5,229,335
		50,290,332
Electric — 3.5%
American Electric Power Co., Inc.	33,278	2,834,953
CenterPoint Energy, Inc.	150,417	4,136,468
DTE Energy Co.	27,069	2,932,926
Entergy Corp.	26,699	2,711,817
FirstEnergy Corp.	42,817	1,567,530
IDACORP, Inc.	36,234	3,192,578
OGE Energy Corp.	45,208	1,487,795
Vistra Corp.	51,048	2,784,158
		21,648,225
Electrical Components & Equipment — 1.4%
AMETEK, Inc.	31,843	5,737,472
Belden, Inc.	18,540	1,579,237
Eaton Corp. PLC	4,995	1,443,555
		8,760,264
Electronics — 4.3%
Allegion PLC	25,545	3,266,439
Atkore, Inc.	11,950	2,024,330
Coherent Corp.†	62,650	3,726,422

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Flex, Ltd.†	253,067	$ 7,123,836
Fortive Corp.	32,020	2,725,862
Garmin, Ltd.	16,725	2,297,179
nVent Electric PLC	39,046	2,628,577
TE Connectivity, Ltd.	18,025	2,587,669
		26,380,314
Engineering & Construction — 1.0%
Fluor Corp.†	68,215	2,510,312
Frontdoor, Inc.†	56,066	1,758,230
Jacobs Solutions, Inc.	13,649	2,001,626
		6,270,168
Entertainment — 0.7%
Churchill Downs, Inc.	10,092	1,229,912
International Game Technology PLC	115,553	3,139,575
		4,369,487
Food — 1.4%
US Foods Holding Corp.†	168,032	8,534,345
Gas — 1.1%
ONE Gas, Inc.	56,291	3,354,944
Spire, Inc.	53,523	3,174,984
		6,529,928
Healthcare-Products — 2.8%
Avantor, Inc.†	141,204	3,479,267
DENTSPLY SIRONA, Inc.	98,703	3,225,614
ICU Medical, Inc.#†	19,822	2,165,157
Integra LifeSciences Holdings Corp.†	82,346	3,039,391
Teleflex, Inc.	10,070	2,243,495
Zimmer Biomet Holdings, Inc.	23,843	2,965,115
		17,118,039
Healthcare-Services — 2.7%
Centene Corp.†	25,920	2,032,906
Encompass Health Corp.	40,279	2,996,757
Fortrea Holdings, Inc.†	33,940	1,274,108
Humana, Inc.	4,929	1,726,727
ICON PLC†	15,387	4,933,380
Molina Healthcare, Inc.†	9,393	3,699,997
		16,663,875
Home Builders — 1.3%
Century Communities, Inc.	32,812	2,831,348
Meritage Homes Corp.	19,388	3,056,712
NVR, Inc.†	278	2,119,908
		8,007,968
Home Furnishings — 0.6%
Tempur Sealy International, Inc.	57,550	3,134,749
Whirlpool Corp.	3,449	370,388
		3,505,137
Household Products/Wares — 0.4%
Avery Dennison Corp.	12,038	2,606,588
Insurance — 5.7%
Aegon, Ltd.#	562,267	3,328,621
Arthur J. Gallagher & Co.	8,437	2,058,037
Everest Group, Ltd.	20,464	7,548,760
First American Financial Corp.	44,063	2,573,720
Globe Life, Inc.	18,442	2,340,843
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Hanover Insurance Group, Inc.	29,761	$ 3,912,679
James River Group Holdings, Ltd.	160,224	1,600,638
Kemper Corp.	110,991	6,363,114
Markel Group, Inc.†	1,523	2,273,047
RenaissanceRe Holdings, Ltd.	3,601	809,577
Travelers Cos., Inc.	11,440	2,527,782
		35,336,818
Internet — 2.4%
Cargurus, Inc.†	114,651	2,538,373
CDW Corp.	6,457	1,589,778
eBay, Inc.	23,376	1,105,217
Expedia Group, Inc.†	20,827	2,849,550
F5, Inc.†	17,826	3,337,384
Gen Digital, Inc.	118,541	2,547,446
TripAdvisor, Inc.†	43,558	1,168,226
		15,135,974
Iron/Steel — 0.9%
Commercial Metals Co.	27,478	1,483,812
Reliance, Inc.	12,351	3,967,388
		5,451,200
Leisure Time — 0.3%
Harley-Davidson, Inc.	48,825	1,770,883
Lodging — 1.7%
Boyd Gaming Corp.	28,028	1,853,492
Marriott International, Inc., Class A	8,170	2,041,438
Wyndham Hotels & Resorts, Inc.	84,132	6,440,304
		10,335,234
Machinery-Construction & Mining — 0.5%
BWX Technologies, Inc.	31,699	3,196,210
Machinery-Diversified — 2.2%
Dover Corp.	25,568	4,228,436
Flowserve Corp.	59,242	2,507,121
Middleby Corp.†	30,695	4,670,551
Otis Worldwide Corp.	23,505	2,240,027
		13,646,135
Metal Fabricate/Hardware — 0.4%
Advanced Drainage Systems, Inc.	15,043	2,455,619
Mining — 0.4%
Freeport-McMoRan, Inc.	65,670	2,482,983
Miscellaneous Manufacturing — 2.7%
ITT, Inc.	10,158	1,281,330
John Bean Technologies Corp.	31,827	3,229,804
Parker-Hannifin Corp.	13,086	7,006,899
Textron, Inc.	57,638	5,133,816
		16,651,849
Office/Business Equipment — 0.6%
Zebra Technologies Corp., Class A†	12,998	3,632,681
Oil & Gas — 4.9%
Chesapeake Energy Corp.#	41,007	3,394,560
Chord Energy Corp.	26,776	4,349,761
Diamondback Energy, Inc.	26,960	4,920,739
EQT Corp.	35,357	1,313,513
Marathon Oil Corp.	110,769	2,686,148
Ovintiv, Inc.	63,693	3,147,071
Phillips 66	24,891	3,547,217
Range Resources Corp.	74,628	2,359,737

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Seadrill, Ltd.†	42,627	$ 1,798,859
Weatherford International PLC†	25,129	2,578,487
		30,096,092
Oil & Gas Services — 0.8%
Halliburton Co.	100,922	3,539,335
Tidewater, Inc.†	21,084	1,476,512
		5,015,847
Packaging & Containers — 1.0%
Ball Corp.	38,750	2,480,775
Crown Holdings, Inc.	11,382	872,089
Packaging Corp. of America	17,109	3,099,980
		6,452,844
Pharmaceuticals — 1.0%
Cencora, Inc.	20,577	4,847,941
Henry Schein, Inc.†	13,974	1,068,592
Perrigo Co. PLC	11,925	313,150
		6,229,683
Private Equity — 0.2%
Carlyle Group, Inc.	27,861	1,277,427
REITS — 8.2%
American Healthcare REIT, Inc.†	130,039	1,777,633
American Homes 4 Rent, Class A	34,351	1,271,330
Brixmor Property Group, Inc.	188,567	4,263,500
Douglas Emmett, Inc.	158,954	2,101,372
EastGroup Properties, Inc.	11,347	1,993,554
Equity LifeStyle Properties, Inc.	33,455	2,252,191
Equity Residential	32,051	1,929,791
Essential Properties Realty Trust, Inc.	153,879	3,676,169
Essex Property Trust, Inc.	8,305	1,921,777
First Industrial Realty Trust, Inc.	67,733	3,589,849
Gaming & Leisure Properties, Inc.	88,662	4,032,348
Invitation Homes, Inc.	38,042	1,296,091
Lamar Advertising Co., Class A	30,392	3,359,836
NETSTREIT Corp.	194,033	3,261,695
Regency Centers Corp.	49,139	3,044,161
Rexford Industrial Realty, Inc.	34,174	1,738,773
Simon Property Group, Inc.	27,365	4,053,851
VICI Properties, Inc.	101,737	3,044,988
Welltower, Inc.	20,586	1,897,206
		50,506,115
Retail — 2.4%
AutoZone, Inc.†	1,804	5,422,860
Burlington Stores, Inc.†	9,915	2,033,567
Darden Restaurants, Inc.	9,995	1,706,246
Denny's Corp.†	191,795	1,770,268
Ross Stores, Inc.	25,032	3,728,767
		14,661,708
Semiconductors — 3.2%
Cirrus Logic, Inc.†	23,064	2,117,736
Microchip Technology, Inc.	14,724	1,238,877
MKS Instruments, Inc.	33,547	4,118,230
NXP Semiconductors NV	5,846	1,459,922
Qorvo, Inc.†	12,822	1,468,760
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Silicon Motion Technology Corp. ADR	51,687	$ 3,658,923
Synaptics, Inc.†	23,099	2,312,210
Teradyne, Inc.	35,516	3,679,102
		20,053,760
Software — 0.8%
Progress Software Corp.	45,658	2,436,311
Take-Two Interactive Software, Inc.†	15,709	2,308,123
		4,744,434
Transportation — 2.4%
Expeditors International of Washington, Inc.	25,207	3,014,757
Knight-Swift Transportation Holdings, Inc.	88,631	4,993,471
Landstar System, Inc.	13,842	2,632,748
Norfolk Southern Corp.	15,470	3,919,789
		14,560,765
Water — 0.2%
American Water Works Co., Inc.	12,168	1,442,395
Total Long-Term Investment Securities (cost $522,163,286)		610,922,216
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
State Street Institutional Liquid Reserves Fund, Administration Class 5.18%(1) (cost $6,823,834)	6,820,424	6,823,834
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 02/29/2024, to be repurchased 03/01/2024 in the amount of $644,217 and collateralized by $657,500 bearing interest at 4.63% due 02/28/2026 and having an approximate value of $657,140 (cost $644,188)	$ 644,188	644,188
TOTAL INVESTMENTS (cost $529,631,308)	100.1%	618,390,238
Other assets less liabilities	(0.1)	(765,626)
NET ASSETS	100.0%	$617,624,612
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At February 29, 2024, the Fund had loaned securities with a total value of $7,019,085. This was secured by collateral of $7,176,365 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
Government National Mtg. Assoc.	1.75%	11/20/2051	$25,601
United States Treasury Bills	0.00%	04/04/2024 to 05/28/2024	99,072
United States Treasury Notes/Bonds	0.00% to 5.56%	03/15/2024 to 02/15/2054	7,051,692
(1)	The rate shown is the 7-day yield as of February 29, 2024.
ADR—American Depositary Receipt

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$610,922,216	$—	$—	$610,922,216
Short-Term Investments	6,823,834	—	—	6,823,834
Repurchase Agreements	—	644,188	—	644,188
Total Investments at Value	$617,746,050	$644,188	$—	$618,390,238
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Moderate Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.0%
Domestic Equity Investment Companies — 46.5%
VALIC Company I Small Cap Growth Fund	2,901,077	$ 46,475,247
VALIC Company I Small Cap Value Fund	3,466,338	42,705,281
VALIC Company I Stock Index Fund	4,120,453	225,718,438
VALIC Company I Systematic Growth Fund	5,062,665	93,102,416
VALIC Company I Systematic Value Fund	5,068,969	69,444,877
Total Domestic Equity Investment Companies (cost $410,875,290)		477,446,259
Domestic Fixed Income Investment Companies — 37.5%
VALIC Company I Core Bond Fund (cost $396,185,930)	39,141,357	385,542,368
International Equity Investment Companies — 15.0%
VALIC Company I Emerging Economies Fund	1,755,760	10,604,791
VALIC Company I International Equities Index Fund	17,421,263	143,028,566
Total International Equity Investment Companies (cost $125,793,995)		153,633,357
Total Long-Term Investment Securities (cost $932,855,215)		1,016,621,984
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(2) (cost $10,338,423)	10,338,422	$ 10,338,422
TOTAL INVESTMENTS (cost $943,193,638)	100.0%	1,026,960,406
Other assets less liabilities	(0.0)	(500,637)
NET ASSETS	100.0%	$1,026,459,769
#	The VALIC Company I Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of February 29, 2024.

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,016,621,984	$—	$—	$1,016,621,984
Short-Term Investments	10,338,422	—	—	10,338,422
Total Investments at Value	$1,026,960,406	$—	$—	$1,026,960,406
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Advertising — 0.3%
Trade Desk, Inc., Class A†	31,010	$ 2,649,184
Auto Manufacturers — 3.2%
PACCAR, Inc.	36,348	4,030,630
Tesla, Inc.†	129,456	26,134,577
		30,165,207
Beverages — 2.6%
Coca-Cola Europacific Partners PLC	31,742	2,178,453
Keurig Dr Pepper, Inc.	97,169	2,906,325
Monster Beverage Corp.†	72,299	4,272,871
PepsiCo, Inc.	95,538	15,796,253
		25,153,902
Biotechnology — 3.9%
Amgen, Inc.	37,189	10,183,464
Biogen, Inc.†	10,069	2,184,872
Gilead Sciences, Inc.	86,586	6,242,851
Illumina, Inc.†	11,035	1,543,024
Moderna, Inc.†	26,495	2,443,899
Regeneron Pharmaceuticals, Inc.†	7,444	7,191,574
Vertex Pharmaceuticals, Inc.†	17,906	7,533,770
		37,323,454
Commercial Services — 2.2%
Automatic Data Processing, Inc.	28,581	7,177,547
Cintas Corp.	7,078	4,449,302
CoStar Group, Inc.†	28,377	2,469,650
PayPal Holdings, Inc.†	74,919	4,520,612
Verisk Analytics, Inc.	10,075	2,437,143
		21,054,254
Computers — 9.3%
Apple, Inc.	418,428	75,630,861
Cognizant Technology Solutions Corp., Class A	34,843	2,753,294
Crowdstrike Holdings, Inc., Class A†	15,818	5,127,404
Fortinet, Inc.†	53,361	3,687,779
Zscaler, Inc.†	10,307	2,493,985
		89,693,323
Distribution/Wholesale — 0.7%
Copart, Inc.†	66,725	3,546,434
Fastenal Co.	39,707	2,899,008
		6,445,442
Electric — 1.2%
American Electric Power Co., Inc.	36,543	3,113,098
Constellation Energy Corp.	22,193	3,738,411
Exelon Corp.	69,172	2,479,125
Xcel Energy, Inc.	38,345	2,020,398
		11,351,032
Electronics — 1.0%
Honeywell International, Inc.	45,811	9,104,020
Food — 1.0%
Kraft Heinz Co.	85,231	3,006,949
Mondelez International, Inc., Class A	94,567	6,910,011
		9,916,960
Healthcare-Products — 1.6%
GE HealthCare Technologies, Inc.	31,634	2,887,552
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
IDEXX Laboratories, Inc.†	5,771	$ 3,319,652
Intuitive Surgical, Inc.†	24,465	9,433,704
		15,640,908
Internet — 20.2%
Airbnb, Inc., Class A†	30,210	4,757,169
Alphabet, Inc., Class A†	159,217	22,045,186
Alphabet, Inc., Class C†	154,024	21,529,475
Amazon.com, Inc.†	278,025	49,143,699
Booking Holdings, Inc.†	2,424	8,408,444
CDW Corp.	9,309	2,291,969
DoorDash, Inc., Class A†	25,763	3,209,297
MercadoLibre, Inc.†	3,513	5,604,289
Meta Platforms, Inc., Class A	95,002	46,563,330
Netflix, Inc.†	30,414	18,337,209
Palo Alto Networks, Inc.†	21,910	6,804,150
PDD Holdings, Inc. ADR†	46,414	5,780,399
		194,474,616
Lodging — 0.5%
Marriott International, Inc., Class A	20,408	5,099,347
Media — 1.8%
Charter Communications, Inc., Class A†	10,279	3,021,306
Comcast Corp., Class A	279,042	11,956,950
Sirius XM Holdings, Inc.#	266,764	1,179,097
Warner Bros. Discovery, Inc.†	169,453	1,489,492
		17,646,845
Oil & Gas — 0.2%
Diamondback Energy, Inc.	12,437	2,270,001
Oil & Gas Services — 0.2%
Baker Hughes Co.	69,922	2,068,992
Pharmaceuticals — 0.6%
AstraZeneca PLC ADR	40,464	2,596,170
Dexcom, Inc.†	26,849	3,089,515
		5,685,685
Retail — 4.8%
Costco Wholesale Corp.	30,766	22,886,520
Dollar Tree, Inc.†	15,140	2,220,735
Lululemon Athletica, Inc.†	8,438	3,941,305
O'Reilly Automotive, Inc.†	4,111	4,470,384
Ross Stores, Inc.	23,531	3,505,178
Starbucks Corp.	78,988	7,495,961
Walgreens Boots Alliance, Inc.	60,032	1,276,280
		45,796,363
Semiconductors — 22.3%
Advanced Micro Devices, Inc.†	112,259	21,613,225
Analog Devices, Inc.	34,485	6,614,913
Applied Materials, Inc.	58,130	11,720,171
ASML Holding NV	6,100	5,805,248
Broadcom, Inc.	32,459	42,212,605
GlobalFoundries, Inc.#†	38,063	2,080,904
Intel Corp.	292,965	12,612,143
KLA Corp.	9,446	6,445,006
Lam Research Corp.	9,158	8,592,494
Marvell Technology, Inc.	59,955	4,296,375
Microchip Technology, Inc.	37,597	3,163,412
Micron Technology, Inc.	76,697	6,949,515
NVIDIA Corp.	66,452	52,571,506
NXP Semiconductors NV	17,912	4,473,164
ON Semiconductor Corp.†	29,929	2,361,997

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
QUALCOMM, Inc.	77,341	$ 12,203,636
Texas Instruments, Inc.	63,110	10,560,196
		214,276,510
Software — 16.2%
Adobe, Inc.†	31,638	17,726,139
ANSYS, Inc.†	6,037	2,017,384
Atlassian Corp., Class A†	10,772	2,234,328
Autodesk, Inc.†	14,854	3,834,857
Cadence Design Systems, Inc.†	18,905	5,754,304
Datadog, Inc., Class A†	20,997	2,760,265
Electronic Arts, Inc.	18,702	2,608,555
Intuit, Inc.	19,452	12,894,536
Microsoft Corp.	199,956	82,709,800
MongoDB, Inc.†	4,958	2,219,102
Paychex, Inc.	25,102	3,078,007
Roper Technologies, Inc.	7,423	4,043,531
Splunk, Inc.†	11,709	1,829,180
Synopsys, Inc.†	10,568	6,063,179
Take-Two Interactive Software, Inc.†	11,818	1,736,419
Workday, Inc., Class A†	14,523	4,279,347
		155,788,933
Telecommunications — 2.8%
Cisco Systems, Inc.	282,366	13,658,043
T-Mobile US, Inc.	80,362	13,123,115
		26,781,158
Transportation — 0.9%
CSX Corp.	137,319	5,209,883
Old Dominion Freight Line, Inc.	7,582	3,354,883
		8,564,766
Total Long-Term Investment Securities (cost $431,082,494)		936,950,902
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(1)(2)	3,313,015	$ 3,313,015
U.S. Government — 0.2%
United States Treasury Bills
5.27%, 03/12/2024(3)	$ 1,500,000	1,497,580
Total Short-Term Investments (cost $4,810,606)		4,810,595
REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 02/29/2024, to be repurchased 03/01/2024 in the amount of $21,713,626 and collateralized by $22,159,100 bearing interest at 4.63% due 02/28/2026 and having an approximate value of $22,146,982 (cost $21,712,661)	21,712,661	21,712,661
TOTAL INVESTMENTS (cost $457,605,761)	100.3%	963,474,158
Other assets less liabilities	(0.3)	(2,589,694)
NET ASSETS	100.0%	$960,884,464
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 29, 2024.
(2)	At February 29, 2024, the Fund had loaned securities with a total value of $3,260,001. This was secured by collateral of $3,313,015, which was received in cash and subsequently invested in short-term investments currently valued at $3,313,015 as reported in the Portfolio of Investments.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
68	Long	NASDAQ 100 E-Mini Index	March 2024	$22,746,569	$24,592,540	$1,845,971
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$936,950,902	$—	$—	$936,950,902
Short-Term Investments:
U.S. Government	—	1,497,580	—	1,497,580
Other Short-Term Investments	3,313,015	—	—	3,313,015
Repurchase Agreements	—	21,712,661	—	21,712,661
Total Investments at Value	$940,263,917	$23,210,241	$—	$963,474,158
Other Financial Instruments:†
Futures Contracts	$1,845,971	$—	$—	$1,845,971
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Auto Manufacturers — 0.3%
Tesla, Inc.†	47,153	$ 9,519,248
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Earnout Shares 15.00†(1)	38,526	10,017
Commercial Services — 2.3%
Block, Inc.†	227,825	18,105,253
Equifax, Inc.	18,599	5,088,500
Global Payments, Inc.	85,192	11,049,402
RELX PLC	192,470	8,440,904
S&P Global, Inc.	10,397	4,453,867
WEX, Inc.†	64,229	14,113,038
		61,250,964
Computers — 9.6%
Accenture PLC, Class A	90,868	34,055,509
Apple, Inc.	754,565	136,387,624
Crowdstrike Holdings, Inc., Class A†	98,947	32,073,670
CyberArk Software, Ltd.†	65,780	17,350,133
EPAM Systems, Inc.†	11,936	3,633,318
Quanta Computer, Inc.	538,000	3,929,903
Western Digital Corp.†	306,207	18,210,130
Zscaler, Inc.†	55,031	13,315,851
		258,956,138
Diversified Financial Services — 1.7%
Mastercard, Inc., Class A	28,697	13,624,188
Visa, Inc., Class A	114,823	32,453,572
		46,077,760
Electronics — 2.2%
Chroma ATE, Inc.	948,000	6,999,031
E Ink Holdings, Inc.	1,769,000	13,723,658
Flex, Ltd.†	908,889	25,585,225
Hoya Corp.	75,200	9,809,074
NEXTracker, Inc., Class A†	63,413	3,566,347
		59,683,335
Energy-Alternate Sources — 0.2%
First Solar, Inc.†	36,619	5,635,298
Entertainment — 0.2%
Warner Music Group Corp., Class A	145,481	5,081,651
Entertainment Software — 0.1%
Epic Games, Inc.(1)(2)	3,719	2,358,497
Healthcare-Services — 0.0%
Verily Life Sciences LLC Series B†(1)(2)	6,986	1,043,639
Internet — 21.2%
Airbnb, Inc., Class A†	28,666	4,514,035
Alphabet, Inc., Class A†	488,772	67,675,371
Alphabet, Inc., Class C†	463,345	64,766,364
Amazon.com, Inc.†	383,035	67,705,267
Expedia Group, Inc.†	41,892	5,731,663
MercadoLibre, Inc.†	14,675	23,411,028
Meta Platforms, Inc., Class A	405,346	198,672,235
Netflix, Inc.†	9,940	5,993,025
Okta, Inc.†	167,300	17,951,290
Palo Alto Networks, Inc.†	106,188	32,976,683
Pinterest, Inc., Class A†	372,780	13,681,026
Shopify, Inc., Class A†	70,216	5,362,396
Shopify, Inc., Class A (TSX)†	198,300	15,150,666
Spotify Technology SA†	31,913	8,182,812
Security Description	Shares or Principal Amount	Value

Internet (continued)
Squarespace, Inc., Class A†	201,003	$ 6,689,380
Uber Technologies, Inc.†	446,815	35,521,793
		573,985,034
Media — 0.2%
Thomson Reuters Corp.	39,427	6,223,955
Pharmaceuticals — 0.0%
Leap Therapeutics, Inc.†(2)	2,500	6,801
Semiconductors — 30.2%
Advanced Micro Devices, Inc.†	569,970	109,736,324
Aixtron SE	153,141	4,253,244
Applied Materials, Inc.	168,151	33,902,605
ARM Holdings PLC ADR†	71,997	10,154,457
ASM International NV	16,686	10,246,160
ASML Holding NV	7,525	7,161,392
ASML Holding NV (XAMS)	25,696	24,311,516
ASPEED Technology, Inc.	46,000	3,989,538
BE Semiconductor Industries NV	32,850	5,963,795
Broadcom, Inc.	63,145	82,119,441
Hamamatsu Photonics KK	37,250	1,337,654
KLA Corp.	50,927	34,747,492
Lam Research Corp.	41,493	38,930,807
Marvell Technology, Inc.	558,451	40,018,599
Micron Technology, Inc.	539,143	48,851,747
Monolithic Power Systems, Inc.	33,463	24,094,698
NVIDIA Corp.	326,620	258,395,614
NXP Semiconductors NV	47,745	11,923,359
QUALCOMM, Inc.	35,307	5,571,091
SOITEC†	40,664	5,983,771
STMicroelectronics NV	75,671	3,440,169
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	148,019	19,045,605
Texas Instruments, Inc.	169,053	28,287,638
Wolfspeed, Inc.#†	124,661	3,243,679
		815,710,395
Software — 28.2%
Adobe, Inc.†	73,363	41,103,822
Altium, Ltd.	146,781	6,186,624
Autodesk, Inc.†	22,608	5,836,707
Cadence Design Systems, Inc.†	152,515	46,422,516
Cloudflare, Inc., Class A†	145,775	14,364,668
Constellation Software, Inc.	3,529	9,824,955
Datadog, Inc., Class A†	180,089	23,674,500
Dayforce, Inc.#†	139,280	9,716,173
Elastic NV†	57,985	7,758,973
Fair Isaac Corp.†	9,454	12,005,729
HubSpot, Inc.†	45,362	28,070,459
Intuit, Inc.	66,199	43,882,655
JFrog, Ltd.†	131,335	5,882,495
Kaspi.KZ JSC ADR	33,698	3,504,255
Klaviyo, Inc., Class A†	126,895	3,362,718
Microsoft Corp.	623,365	257,848,699
Monday.com, Ltd.†	56,640	12,631,286
MongoDB, Inc.†	49,162	22,003,928
Nutanix, Inc., Class A†	63,128	3,987,164
Oracle Corp.	106,238	11,864,660
Salesforce, Inc.†	153,971	47,549,324
SAP SE	40,592	7,585,204
ServiceNow, Inc.†	87,353	67,378,863
Snowflake, Inc., Class A†	126,844	23,882,188
Synopsys, Inc.†	51,348	29,459,888
Take-Two Interactive Software, Inc.†	26,821	3,940,810

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Twilio, Inc., Class A†	141,655	$ 8,441,221
Xero, Ltd.†	48,105	3,989,083
		762,159,567
Telecommunications — 2.3%
Accton Technology Corp.	529,000	8,701,728
Arista Networks, Inc.†	160,450	44,531,293
Harmonic, Inc.†	345,163	4,531,990
Motorola Solutions, Inc.	10,314	3,407,643
		61,172,654
Toys/Games/Hobbies — 0.2%
Nintendo Co., Ltd.	106,800	5,977,146
Total Common Stocks (cost $1,817,829,955)		2,674,852,099
CONVERTIBLE PREFERRED STOCKS — 0.7%
Automotive - Cars & Lt. Trucks — 0.1%
GM Cruise Holdings LLC Class F†(1)(2)	89,700	644,943
Waymo LLC Series A-2†(1)(2)	21,059	1,234,900
Waymo LLC Series B-2†(1)(2)	10,055	602,093
		2,481,936
Biotechnology — 0.1%
Freenome Holdings, Inc. Series B†(1)(2)	94,602	642,347
Freenome Holdings, Inc. Series C†(1)(2)	53,807	406,781
Insitro, Inc. Series B†(1)(2)	52,029	586,367
PrognomIQ, Inc. Series A-4†(1)(2)	35,670	60,996
PrognomIQ, Inc. Series A-5†(1)(2)	30,468	52,100
PrognomIQ, Inc. Series B†(1)(2)	216,177	518,825
		2,267,416
E-Commerce/Services — 0.1%
Rappi, Inc. Series E†(1)(2)	39,184	1,541,303
Rappi, Inc. Series F†(1)(2)	14,609	574,645
		2,115,948
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	217,911	685,330
Medical - Biomedical/Gene — 0.2%
National Resilience, Inc. Series B†(1)(2)	69,360	3,983,692
Medical Imaging Systems — 0.0%
RefleXion Medical, Inc. Series C†(1)(2)	160,251	206,724
RefleXion Medical, Inc. Series D†(1)(2)	67,040	88,493
		295,217
Security Description		Shares or Principal Amount	Value

Medical Information Systems — 0.0%
Kardium, Inc. Series D-5†(1)(2)		542,402	$ 523,418
Medical Labs & Testing Services — 0.2%
Tempus Labs, Inc. Series D†(1)(2)		60,677	3,035,064
Tempus Labs, Inc. Series E†(1)(2)		39,722	1,986,894
Tempus Labs, Inc. Series F†(1)(2)		10,551	527,761
Tempus Labs, Inc. Series G†(1)(2)		6,661	333,183
			5,882,902
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)		180,527	271,693
Therapeutics — 0.0%
Color Health, Inc. Series D-1†(1)(2)		26,210	186,615
Total Convertible Preferred Stocks (cost $14,608,678)			18,694,167
ESCROWS AND LITIGATION TRUSTS — 0.0%
Exact Sciences CMO Milestone †(1)		216,097	127,497
Exact Sciences FDA Milestone †(1)		108,048	74,553
Total Escrows and Litigation Trusts (cost $0)			202,050
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	3,500	0
Total Long-Term Investment Securities (cost $1,832,438,633)			2,693,748,316
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(3) (cost $8,039,448)		8,039,448	8,039,448

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 02/29/2024, to be repurchased 03/01/2024 in the amount of $842,949 and collateralized by $866,500 bearing interest at 3.88% due 11/30/2027 and having an approximate value of $859,854
(cost $842,911)	$ 842,911	$ 842,911
TOTAL INVESTMENTS (cost $1,841,320,992)	99.9%	2,702,630,675
Other assets less liabilities	0.1	1,939,264
NET ASSETS	100.0%	$2,704,569,939
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At February 29, 2024, the Fund had loaned securities with a total value of $2,795,731. This was secured by collateral of $2,809,788 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Notes/Bonds	0.00% to 5.56%	03/15/2024 to 02/15/2054	$2,809,788
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Epic Games, Inc.
	06/18/2020	2,698	$1,553,204
	03/29/2021	1,021	904,286
		3,719	2,457,490	$2,358,497	$639.13	0.1%
Leap Therapeutics, Inc.	02/09/2023	2,500	31,850	6,801	2.72	0.0
Verily Life Sciences LLC Series B	01/23/2019	6,986	861,094	1,043,639	149.39	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	217,911	601,434	685,330	3.15	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Color Health, Inc. Series D-1	01/13/2020	26,210	$543,971	$186,615	$7.12	0.0%
Freenome Holdings, Inc. Series B	06/24/2019	94,602	431,111	642,347	6.79	0.1
Freenome Holdings, Inc. Series C	08/14/2020	53,807	355,842	406,781	7.56	0.0
GM Cruise Holdings LLC Class F	05/07/2019	89,700	1,637,025	644,943	7.19	0.0
Honor Tech, Inc. Series D	10/16/2020	180,527	434,723	271,693	1.51	0.0
Insitro, Inc. Series B	05/21/2020	52,029	324,177	586,367	11.27	0.0
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	523,418	0.97	0.0
National Resilience, Inc. Series B	10/23/2020	69,360	947,458	3,983,692	57.44	0.2
PrognomIQ, Inc. Series A-4	11/15/2019	35,670	81,510	60,996	1.71	0.0
PrognomIQ, Inc. Series A-5	05/12/2020	30,468	69,623	52,100	1.71	0.0
PrognomIQ, Inc. Series B	09/11/2020	216,177	493,989	518,825	2.40	0.0
Rappi, Inc. Series E	09/08/2020	39,184	2,341,089	1,541,303	39.34	0.1
Rappi, Inc. Series F	07/08/2021	14,609	941,157	574,645	39.34	0.0
RefleXion Medical, Inc. Series C	04/03/2018	160,251	271,145	206,723	1.29	0.0
RefleXion Medical, Inc. Series D	04/04/2020	67,040	127,807	88,493	1.32	0.0
Tempus Labs, Inc. Series D	03/16/2018	60,677	568,780	3,035,064	50.02	0.1
Tempus Labs, Inc. Series E	08/23/2018	39,722	665,058	1,986,894	50.02	0.1
Tempus Labs, Inc. Series F	04/30/2019	10,551	261,239	527,761	50.02	0.0
Tempus Labs, Inc. Series G	02/06/2020	6,661	255,465	333,183	50.02	0.0
Waymo LLC Series A-2	05/08/2020	21,059	1,808,277	1,234,900	58.64	0.1
Waymo LLC Series B-2	06/11/2021	10,055	922,265	602,093	59.88	0.0
				$22,103,103		0.8%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of February 29, 2024.
ADR—American Depositary Receipt
TSX—Toronto Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
CAD—Canadian Dollar

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$—	$—	$10,017	$10,017
Commercial Services	52,810,060	8,440,904	—	61,250,964
Computers	255,026,235	3,929,903	—	258,956,138
Electronics	29,151,572	30,531,763	—	59,683,335
Entertainment Software	—	—	2,358,497	2,358,497
Healthcare-Services	—	—	1,043,639	1,043,639
Pharmaceuticals	—	6,801	—	6,801
Semiconductors	756,184,548	59,525,847	—	815,710,395
Software	744,398,656	17,760,911	—	762,159,567
Telecommunications	52,470,926	8,701,728	—	61,172,654
Toys/Games/Hobbies	—	5,977,146	—	5,977,146
Other Industries	646,522,946	—	—	646,522,946
Convertible Preferred Stocks	—	—	18,694,167	18,694,167
Escrows and Litigation Trusts	—	—	202,050	202,050
Warrants	—	—	0	0
Short-Term Investments	8,039,448	—	—	8,039,448
Repurchase Agreements	—	842,911	—	842,911
Total Investments at Value	$2,544,604,391	$135,717,914	$22,308,370	$2,702,630,675
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Escrow and Litigation Trusts	Warrants
Balance as of May 31, 2023	$4,081,098	$21,943,256	$664,425	-
Accrued Discounts	-	-	-	-
Accrued Premiums	-	-	-	-
Realized Gain	-	-	-	-
Realized Loss	(156,860)	(2,210,683)	-	-
Change in unrealized appreciation (1)	102,848	2,390,264	31,160	-
Change in unrealized depreciation (1)	(283,481)	(2,722,914)	-	-
Net Purchases	-	-	-	0
Net Sales	(331,452)	(698,955)	(493,535)	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3 (2)	-	(6,801)	-	-
Balance as of February 29, 2024	$3,412,153	$18,694,167	$202,050	$0
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 29, 2024 includes:
Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts	Warrants
$(283,481)	$(2,173,528)	$6,483	$—
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 29, 2024.
(2) Preferred Holdback Shares was converted Common Holdback Shares following a corporate action. Securities are now valued using Level 2 inputs.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets at the end of the period.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 1.2%
Hexcel Corp.	91,370	$ 6,803,410
Agriculture — 0.0%
Farmer's Business Network, Inc.†(1)(2)	8,265	43,143
Auto Parts & Equipment — 0.8%
Visteon Corp.†	40,676	4,601,269
Banks — 0.7%
Dogwood State Bank (Non-Voting Shares)†(1)(2)	3,056	53,633
Dogwood State Bank (Voting Shares)†(1)(2)	1,501	26,343
First Financial Bankshares, Inc.	42,958	1,329,120
Grasshopper Bancorp, Inc.†(1)(2)	5,208	15,624
Pinnacle Financial Partners, Inc.	31,595	2,613,538
		4,038,258
Biotechnology — 9.7%
Allogene Therapeutics, Inc.†	240,761	1,182,136
Amicus Therapeutics, Inc.†	524,828	6,728,295
Apellis Pharmaceuticals, Inc.†	47,060	2,916,308
Arrowhead Pharmaceuticals, Inc.†	129,049	4,142,473
Blueprint Medicines Corp.†	71,404	6,677,702
Cytokinetics, Inc.†	18,367	1,326,832
Halozyme Therapeutics, Inc.†	160,989	6,408,972
Intra-Cellular Therapies, Inc.†	91,767	6,379,642
Kyverna Therapeutics, Inc.†	54,398	1,477,994
REGENXBIO, Inc.†	185,125	3,228,580
Relay Therapeutics, Inc.†	299,252	2,998,505
REVOLUTION Medicines, Inc.†	190,259	5,608,835
Sage Therapeutics, Inc.†	84,791	1,821,311
Verve Therapeutics, Inc.†	104,534	1,782,305
Viking Therapeutics, Inc.#†	43,567	3,356,837
		56,036,727
Building Materials — 5.1%
AAON, Inc.	110,848	9,309,015
Eagle Materials, Inc.	14,626	3,708,422
Modine Manufacturing Co.†	69,911	6,271,716
Simpson Manufacturing Co., Inc.	49,651	10,361,171
		29,650,324
Commercial Services — 2.5%
Bright Horizons Family Solutions, Inc.†	46,481	5,338,808
Progyny, Inc.†	99,875	3,647,435
Remitly Global, Inc.†	257,587	5,311,444
		14,297,687
Computers — 6.1%
CyberArk Software, Ltd.†	22,750	6,000,540
ExlService Holdings, Inc.†	149,252	4,644,722
Globant SA†	15,894	3,547,064
KBR, Inc.	30,892	1,854,447
Super Micro Computer, Inc.†	21,898	18,966,296
		35,013,069
Cosmetics/Personal Care — 1.8%
e.l.f. Beauty, Inc.†	50,883	10,610,632
Distribution/Wholesale — 2.7%
Rush Enterprises, Inc., Class A	114,620	5,581,994
SiteOne Landscape Supply, Inc.†	24,814	4,180,663
WESCO International, Inc.	39,394	5,889,009
		15,651,666
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 3.4%
Air Lease Corp.	88,559	$ 3,551,216
Evercore, Inc., Class A	30,566	5,718,287
FTAI Aviation, Ltd.	80,133	4,510,687
Hamilton Lane, Inc., Class A	23,592	2,709,541
PennyMac Financial Services, Inc.	36,123	3,067,926
		19,557,657
E-Commerce/Products — 0.0%
Rover Group, Inc.†(1)	8,145	1,577
Electrical Components & Equipment — 0.7%
Littelfuse, Inc.	17,412	4,148,235
Electronics — 1.4%
NEXTracker, Inc., Class A†	122,281	6,877,084
Vicor Corp.†	40,288	1,500,325
		8,377,409
Energy-Alternate Sources — 0.4%
Shoals Technologies Group, Inc., Class A†	200,359	2,570,606
Engineering & Construction — 2.3%
Comfort Systems USA, Inc.	33,867	10,354,158
MasTec, Inc.†	35,212	2,657,097
		13,011,255
Entertainment — 1.1%
Marriott Vacations Worldwide Corp.	24,545	2,287,348
Six Flags Entertainment Corp.†	149,687	3,793,069
		6,080,417
Environmental Control — 1.4%
Casella Waste Systems, Inc., Class A†	87,496	7,883,390
Food — 1.9%
Chefs' Warehouse, Inc.†	140,414	5,337,136
Grocery Outlet Holding Corp.†	104,934	2,706,248
Performance Food Group Co.†	35,435	2,720,345
		10,763,729
Hand/Machine Tools — 1.4%
MSA Safety, Inc.	43,096	7,936,128
Healthcare-Products — 6.1%
Alphatec Holdings, Inc.†	181,766	2,441,117
Establishment Labs Holdings, Inc.#†	79,838	3,647,000
Inari Medical, Inc.†	84,554	3,899,631
iRhythm Technologies, Inc.†	55,691	6,607,737
Natera, Inc.†	99,120	8,572,889
Shockwave Medical, Inc.†	12,898	3,364,701
Twist Bioscience Corp.†	164,507	6,463,480
		34,996,555
Healthcare-Services — 1.3%
Acadia Healthcare Co., Inc.†	53,514	4,465,744
Accolade, Inc.†	306,361	3,140,200
		7,605,944
Home Builders — 1.1%
LCI Industries	28,650	3,609,327
Winnebago Industries, Inc.	38,004	2,726,027
		6,335,354
Home Furnishings — 0.9%
Sonos, Inc.†	288,514	5,470,226
Household Products/Wares — 0.4%
Helen of Troy, Ltd.†	16,256	2,032,000

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Human Resources — 0.0%
Checkr, Inc.†(1)(2)	5,868	$ 25,350
Leisure Time — 1.1%
Life Time Group Holdings, Inc.†	279,972	3,846,815
Planet Fitness, Inc., Class A†	44,529	2,763,025
		6,609,840
Lodging — 1.1%
Boyd Gaming Corp.	94,193	6,228,983
Machinery-Construction & Mining — 0.4%
Bloom Energy Corp., Class A#†	259,747	2,277,981
Machinery-Diversified — 4.1%
Applied Industrial Technologies, Inc.	56,503	10,729,355
Cactus, Inc., Class A	136,726	6,275,723
Chart Industries, Inc.#†	26,837	3,833,934
Esab Corp.	27,472	2,723,025
		23,562,037
Metal Fabricate/Hardware — 0.6%
Valmont Industries, Inc.	17,217	3,648,799
Miscellaneous Manufacturing — 2.1%
Fabrinet†	5,894	1,270,569
ITT, Inc.	55,227	6,966,334
John Bean Technologies Corp.	40,645	4,124,655
		12,361,558
Oil & Gas — 1.7%
Chord Energy Corp.	13,634	2,214,843
Matador Resources Co.	85,846	5,421,175
SM Energy Co.	54,696	2,394,044
		10,030,062
Oil & Gas Services — 1.0%
TechnipFMC PLC	279,475	6,061,813
Pharmaceuticals — 3.0%
ACELYRIN, Inc.#†	130,766	1,104,973
Agios Pharmaceuticals, Inc.†	97,950	3,165,744
Alector, Inc.†	144,129	1,004,579
Arvinas, Inc.†	94,614	4,350,352
Leap Therapeutics, Inc.†(2)	100	272
PMV Pharmaceuticals, Inc.†	153,969	284,842
Revance Therapeutics, Inc.†	227,118	1,621,622
Vaxcyte, Inc.†	75,574	5,578,873
		17,111,257
REITS — 1.4%
CubeSmart	75,501	3,292,598
Terreno Realty Corp.	75,866	4,878,184
		8,170,782
Retail — 5.7%
Burlington Stores, Inc.†	13,106	2,688,040
Cava Group, Inc.†	29,883	1,745,466
Floor & Decor Holdings, Inc., Class A†	39,833	4,824,573
Freshpet, Inc.†	69,634	7,870,731
Lithia Motors, Inc.	17,736	5,304,128
Papa John's International, Inc.	62,221	4,473,068
Texas Roadhouse, Inc.	40,251	6,012,292
		32,918,298
Semiconductors — 4.5%
Allegro MicroSystems, Inc.†	213,243	6,715,022
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Axcelis Technologies, Inc.†	11,445	$ 1,289,508
MACOM Technology Solutions Holdings, Inc.†	24,021	2,121,775
MKS Instruments, Inc.	30,290	3,718,400
Onto Innovation, Inc.†	31,083	5,724,245
Rambus, Inc.†	110,344	6,536,779
		26,105,729
Software — 16.8%
ACV Auctions, Inc., Class A†	241,537	4,287,282
Appfolio, Inc., Class A†	10,660	2,580,679
AvidXchange Holdings, Inc.†	363,271	4,827,872
BlackLine, Inc.†	69,017	3,915,334
Box, Inc., Class A†	155,697	4,015,426
Clear Secure, Inc., Class A	140,735	2,709,149
Confluent, Inc., Class A†	203,554	6,894,374
DigitalOcean Holdings, Inc.#†	96,204	3,648,056
Elastic NV†	30,787	4,119,608
Envestnet, Inc.†	42,980	2,214,759
Evolent Health, Inc., Class A†	239,801	8,131,652
Five9, Inc.†	37,883	2,310,863
Freshworks, Inc.†	208,870	4,269,303
Gitlab, Inc., Class A†	49,711	3,585,157
Global-e Online, Ltd.†	112,017	3,794,016
HashiCorp, Inc., Class A†	181,055	4,720,104
JFrog, Ltd.†	107,732	4,825,316
Klaviyo, Inc., Class A†	71,856	1,904,184
Outset Medical, Inc.†	236,858	746,103
Paycor HCM, Inc.†	88,954	1,878,708
PowerSchool Holdings, Inc., Class A†	97,118	2,028,795
SentinelOne, Inc., Class A†	187,350	5,277,650
ServiceTitan, Inc.†(1)(2)	186	13,561
Smartsheet, Inc., Class A†	116,971	4,937,346
Vertex, Inc., Class A†	168,430	5,655,879
Workiva, Inc.†	45,607	3,927,675
		97,218,851
Telecommunications — 1.0%
Ciena Corp.†	43,948	2,504,157
Credo Technology Group Holding, Ltd.†	162,787	3,506,432
NII Holdings, Inc.†(1)	3,000	0
		6,010,589
Transportation — 0.4%
Saia, Inc.†	4,101	2,359,715
Total Common Stocks (cost $518,749,334)		574,218,311
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	22	115
E-Commerce/Services — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	29,529
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	52,890
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	17,921	56,362

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Human Resources — 0.0%
Checkr, Inc. Series C†(1)(2)	8,994	$ 38,854
Checkr, Inc. Series D†(1)(2)	12,252	52,929
		91,783
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C†(1)(2)	6,234	25,497
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)	5,496	315,663
Medical Information Systems — 0.0%
Kardium, Inc. Series D†(1)(2)	58,843	56,783
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	64,900
Seismic Data Collection — 0.0%
Seismic Software, Inc. Series E†(1)(2)	11,680	83,979
Seismic Software, Inc. Series F†(1)(2)	875	6,291
		90,270
Software — 0.0%
ServiceTitan, Inc. Series A1†(1)(2)	4	292
ServiceTitan, Inc. Series D†(1)(2)	1,942	141,591
		141,883
Transportation — 0.0%
Haul Hub, Inc. Series B†(1)(2)	2,168	15,328
Total Convertible Preferred Stocks (cost $862,631)		941,003
WARRANTS — 0.0%
Banks — 0.0%
Dogwood State Bank Expires 10/12/2028†(1)(2)	456	3,575
Grasshopper Bancorp, Inc. Expires 05/24/2024†(1)(2)	1,009	313
Total Warrants (cost $0)		3,888
Total Long-Term Investment Securities (cost $519,611,965)		575,163,202
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(3)(4) (cost $396,328)	396,328	$ 396,328
TOTAL INVESTMENTS (cost $520,008,293)	99.5%	575,559,530
Other assets less liabilities	0.5	2,753,813
NET ASSETS	100.0%	$578,313,343
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Checkr, Inc.
	06/29/2018	2,100	$8,603
	12/02/2019	3,768	36,085
		5,868	44,688	$25,350	$4.32	0.0%
Dogwood State Bank (Non-Voting Shares)	05/06/2019	3,056	30,560	53,633	17.55	0.0
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	26,343	17.55	0.0
Farmer's Business Network, Inc.	11/03/2017	8,265	152,606	43,143	5.22	0.0
Grasshopper Bancorp, Inc.
	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990
		5,208	52,080	15,624	3.00	0.0
Leap Therapeutics, Inc.	02/09/2023	100	1,347	272	2.72	0.0
ServiceTitan, Inc.	11/09/2018	186	4,891	13,561	72.91	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	17,921	49,462	56,362	3.15	0.0
Checkr, Inc. Series C	04/10/2018	8,994	40,926	38,854	4.32	0.0
Checkr, Inc. Series D	09/06/2019	12,252	123,526	52,929	4.32	0.0
Farmer's Business Network, Inc. Series D	11/03/2017	22	406	115	5.22	0.0
Flexe, Inc. Series C	11/18/2020	4,643	56,492	29,529	6.36	0.0
Haul Hub, Inc. Series B	02/14/2020	2,168	31,609	15,328	7.07	0.0
Honor Tech, Inc. Series D	10/16/2020	43,123	103,844	64,900	1.51	0.0
Kardium, Inc. Series D	01/08/2021	58,843	59,775	56,783	0.97	0.0

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
National Resilience, Inc. Series B	10/23/2020	5,496	$75,075	$315,663	$57.44	0.1%
Nuro, Inc. Series C	10/30/2020	6,234	81,383	25,497	4.09	0.0
Seismic Software, Inc. Series E	12/13/2018	11,680	73,632	83,979	7.19	0.0
Seismic Software, Inc. Series F	09/25/2020	875	7,691	6,291	7.19	0.0
ServiceTitan, Inc. Series A1	11/09/2018	4	105	292	72.91	0.0
ServiceTitan, Inc. Series D	11/09/2018	1,942	51,065	141,591	72.91	0.0
Sila Nanotechnologies, Inc. Series F	01/07/2021	2,608	107,640	52,890	20.28	0.0
Warrants
Dogwood State Bank Expires 10/12/2028	05/06/2019	456	0	3,575	7.84	0.0
Grasshopper Bancorp, Inc. Expires 05/24/2024	10/12/2018	1,009	0	313	0.31	0.0
				$1,122,817		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of February 29, 2024.
(4)	At February 29, 2024, the Fund had loaned securities with a total value of $11,465,892. This was secured by collateral of $396,328, which was received in cash and subsequently invested in short-term investments currently valued at $396,328 as reported in the Portfolio of Investments. Additional collateral of $11,613,786 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Bills	0.00%	04/04/2024 to 05/28/2024	$224,517
United States Treasury Notes/Bonds	0.00% to 5.56%	03/15/2024 to 02/15/2054	11,389,269

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agriculture	$—	$—	$43,143	$43,143
Banks	3,942,658	—	95,600	4,038,258
E-Commerce/Products	—	—	1,577	1,577
Human Resources	—	—	25,350	25,350
Pharmaceuticals	17,110,985	272	—	17,111,257
Software	97,205,290	—	13,561	97,218,851
Telecommunications	6,010,589	—	0	6,010,589
Other Industries	449,769,286	—	—	449,769,286
Convertible Preferred Stocks	—	—	941,003	941,003
Warrants	—	—	3,888	3,888
Short-Term Investments	396,328	—	—	396,328
Total Investments at Value	$574,435,136	$272	$1,124,122	$575,559,530
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Advertising — 0.1%
Advantage Solutions, Inc.#†	33,341	$ 127,029
Boston Omaha Corp., Class A†	9,008	147,821
Clear Channel Outdoor Holdings, Inc.†	143,975	247,637
Stagwell, Inc.#†	30,807	164,510
		686,997
Aerospace/Defense — 0.9%
AAR Corp.†	12,992	867,606
AeroVironment, Inc.†	9,990	1,266,632
AerSale Corp.†	9,826	86,862
Amprius Technologies, Inc.#†	2,099	6,822
Archer Aviation, Inc., Class A#†	58,560	282,845
Astronics Corp.†	10,093	193,483
Barnes Group, Inc.	18,810	657,222
Ducommun, Inc.†	5,142	245,376
Eve Holding, Inc.†	6,946	38,550
Joby Aviation, Inc.#†	107,020	601,452
Kaman Corp.	10,808	495,115
Kratos Defense & Security Solutions, Inc.†	55,288	1,008,453
Leonardo DRS, Inc.†	26,369	598,840
Moog, Inc., Class A	10,899	1,634,305
National Presto Industries, Inc.	1,980	153,113
Redwire Corp.#†	3,018	9,748
Rocket Lab USA, Inc.#†	107,034	490,751
Triumph Group, Inc.†	24,739	343,872
		8,981,047
Agriculture — 0.3%
Alico, Inc.#	2,734	75,759
Andersons, Inc.	12,361	683,316
Benson Hill, Inc.#†	66,476	16,453
Dole PLC	27,463	324,338
Fresh Del Monte Produce, Inc.	13,072	312,813
Ispire Technology, Inc.†	6,812	68,937
Limoneira Co.	6,719	124,033
Tejon Ranch Co.†	8,041	133,722
Turning Point Brands, Inc.	6,575	166,347
Universal Corp.	9,259	444,525
Vector Group, Ltd.	55,822	622,974
Vital Farms, Inc.†	11,721	210,626
		3,183,843
Airlines — 0.3%
Allegiant Travel Co.	6,069	441,702
Frontier Group Holdings, Inc.#†	14,796	102,684
Hawaiian Holdings, Inc.†	19,561	276,006
JetBlue Airways Corp.†	129,069	836,367
SkyWest, Inc.†	15,555	998,942
Spirit Airlines, Inc.#	42,131	271,745
Sun Country Airlines Holdings, Inc.†	14,476	217,140
		3,144,586
Apparel — 0.4%
Fossil Group, Inc.†	18,476	19,585
Hanesbrands, Inc.†	135,154	729,832
Kontoor Brands, Inc.	21,583	1,275,771
Oxford Industries, Inc.	5,750	582,992
Rocky Brands, Inc.	2,678	66,816
Steven Madden, Ltd.#	28,911	1,237,969
Torrid Holdings, Inc.†	4,636	23,319
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.	2,278	$ 73,443
Wolverine World Wide, Inc.	29,836	303,432
		4,313,159
Auto Manufacturers — 0.1%
Blue Bird Corp.†	9,721	328,959
Fisker, Inc.#†	80,254	58,441
Hyliion Holdings Corp.#†	56,655	103,112
Nikola Corp.#†	238,666	177,615
REV Group, Inc.	12,154	250,858
Wabash National Corp.	17,685	482,447
Workhorse Group, Inc.†	79,229	26,510
		1,427,942
Auto Parts & Equipment — 1.0%
Adient PLC†	36,030	1,222,858
Aeva Technologies, Inc.†	30,910	31,219
American Axle & Manufacturing Holdings, Inc.†	43,838	303,359
Aurora Innovation, Inc.†	129,918	329,992
Commercial Vehicle Group, Inc.†	12,477	81,600
Cooper-Standard Holdings, Inc.#†	6,489	91,235
Dana, Inc.	50,070	625,875
Dorman Products, Inc.†	10,114	952,941
Douglas Dynamics, Inc.	8,660	217,366
Fox Factory Holding Corp.†	16,384	828,867
Gentherm, Inc.†	12,586	715,640
Goodyear Tire & Rubber Co.†	108,129	1,284,573
Holley, Inc.†	20,263	86,928
indie Semiconductor, Inc., Class A#†	57,823	357,924
Luminar Technologies, Inc.#†	104,560	249,898
Methode Electronics, Inc.	13,090	278,817
Microvast Holdings, Inc.#†	82,510	70,983
Miller Industries, Inc.	4,266	192,013
SES AI Corp.†	47,920	84,818
Shyft Group, Inc.	12,981	133,834
Solid Power, Inc.#†	59,483	97,552
Standard Motor Products, Inc.	7,892	250,650
Titan International, Inc.†	20,128	256,833
Visteon Corp.†	10,595	1,198,507
XPEL, Inc.†	8,683	456,552
		10,400,834
Banks — 7.7%
1st Source Corp.	6,332	315,207
ACNB Corp.	3,195	112,592
Alerus Financial Corp.	6,878	150,009
Amalgamated Financial Corp.	6,787	156,644
Amerant Bancorp, Inc.	9,909	209,972
American National Bankshares, Inc.	3,948	178,134
Ameris Bancorp	25,420	1,177,709
Ames National Corp.#	3,305	62,696
Arrow Financial Corp.	5,658	135,679
Associated Banc-Corp	58,138	1,211,596
Atlantic Union Bankshares Corp.#	28,847	959,451
BancFirst Corp.	8,462	742,456
Bancorp, Inc.†	19,991	892,398
Bank First Corp.#	3,584	310,016
Bank of Hawaii Corp.#	15,061	907,877
Bank of Marin Bancorp	6,041	100,341
Bank of N.T. Butterfield & Son, Ltd.	18,639	557,120
Bank7 Corp.	1,433	40,138
BankUnited, Inc.	28,569	766,221
Bankwell Financial Group, Inc.	2,260	57,562
Banner Corp.	13,148	576,408

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bar Harbor Bankshares	5,733	$ 144,586
BayCom Corp.	4,298	86,046
BCB Bancorp, Inc.	5,787	60,706
Blue Foundry Bancorp†	8,693	81,888
Blue Ridge Bankshares, Inc.#	6,847	16,775
Bridgewater Bancshares, Inc.†	7,848	92,999
Burke & Herbert Financial Services Corp.#	2,470	135,060
Business First Bancshares, Inc.	9,213	206,832
Byline Bancorp, Inc.	9,507	198,126
C & F Financial Corp.	1,228	65,612
Cadence Bank	69,991	1,937,351
Cambridge Bancorp	2,920	184,719
Camden National Corp.	5,483	174,250
Capital Bancorp, Inc.	3,650	75,154
Capital City Bank Group, Inc.	5,069	143,706
Capstar Financial Holdings, Inc.	7,337	137,569
Carter Bankshares, Inc.†	8,711	114,985
Cathay General Bancorp	26,701	1,042,674
Central Pacific Financial Corp.	10,200	190,332
Central Valley Community Bancorp	3,834	71,657
Chemung Financial Corp.	1,344	57,254
ChoiceOne Financial Services, Inc.#	2,681	71,341
Citizens & Northern Corp.	5,738	105,350
Citizens Financial Services, Inc.	1,455	68,021
City Holding Co.	5,710	573,741
Civista Bancshares, Inc.	5,933	89,114
CNB Financial Corp.	7,880	157,521
Coastal Financial Corp.†	4,154	159,472
Codorus Valley Bancorp, Inc.	3,580	82,412
Colony Bankcorp, Inc.	6,337	71,862
Community Bank System, Inc.	20,453	926,521
Community Trust Bancorp, Inc.	5,967	237,248
ConnectOne Bancorp, Inc.	14,064	278,327
CrossFirst Bankshares, Inc.†	17,353	223,333
Customers Bancorp, Inc.†	10,987	596,704
CVB Financial Corp.	51,103	869,773
Dime Community Bancshares, Inc.	13,429	251,659
Eagle Bancorp, Inc.	11,315	269,523
Eastern Bankshares, Inc.	59,521	769,011
Enterprise Bancorp, Inc.	3,677	99,647
Enterprise Financial Services Corp.	13,936	556,325
Equity Bancshares, Inc., Class A	5,615	178,725
Esquire Financial Holdings, Inc.	2,637	133,907
Evans Bancorp, Inc.	2,010	59,697
Farmers & Merchants Bancorp, Inc.	4,879	98,556
Farmers National Banc Corp.	13,985	188,518
FB Financial Corp.	13,626	485,631
Fidelity D&D Bancorp, Inc.	1,790	89,393
Financial Institutions, Inc.	5,828	107,002
First Bancorp	15,285	521,524
First Bancorp, Inc.	3,755	88,693
First BanCorp/Puerto Rico	66,054	1,121,597
First Bancshares, Inc.	11,782	292,547
First Bank	7,828	104,973
First Busey Corp.	19,941	459,839
First Business Financial Services, Inc.	3,016	106,404
First Commonwealth Financial Corp.	39,307	512,170
First Community Bankshares, Inc.	6,595	218,558
First Community Corp.	2,829	46,480
First Financial Bancorp	36,181	785,128
First Financial Bankshares, Inc.	50,064	1,548,980
First Financial Corp.	4,394	163,589
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Foundation, Inc.	19,658	$ 155,888
First Interstate BancSystem, Inc., Class A	31,730	835,134
First Merchants Corp.	22,706	753,839
First Mid Bancshares, Inc.	8,551	259,095
First of Long Island Corp.	8,183	91,159
Five Star Bancorp	4,904	116,372
Fulton Financial Corp.	61,727	950,596
FVCBankcorp, Inc.†	6,153	74,513
German American Bancorp, Inc.	10,770	338,824
Glacier Bancorp, Inc.	42,840	1,603,073
Great Southern Bancorp, Inc.	3,395	177,015
Guaranty Bancshares, Inc.	3,146	90,479
Hancock Whitney Corp.	33,330	1,453,188
Hanmi Financial Corp.	11,687	176,591
HarborOne Bancorp, Inc.	15,750	160,335
HBT Financial, Inc.	5,101	97,225
Heartland Financial USA, Inc.	16,234	551,956
Heritage Commerce Corp.	22,746	188,564
Heritage Financial Corp.	13,320	244,422
Hilltop Holdings, Inc.	17,932	553,740
Home BancShares, Inc.	73,269	1,718,891
HomeStreet, Inc.	6,950	96,952
Hope Bancorp, Inc.	44,324	486,234
Horizon Bancorp, Inc.	16,563	199,419
Independent Bank Corp.	7,651	187,067
Independent Bank Corp./Massachusetts	16,973	885,481
Independent Bank Group, Inc.	13,894	607,585
International Bancshares Corp.	20,632	1,070,594
John Marshall Bancorp, Inc.	4,783	83,702
Kearny Financial Corp.	21,508	136,791
Lakeland Bancorp, Inc.	23,950	279,736
Lakeland Financial Corp.	9,535	607,379
LCNB Corp.	4,058	57,137
Live Oak Bancshares, Inc.	12,919	513,143
Luther Burbank Corp.†	3,936	36,014
Macatawa Bank Corp.	10,102	99,000
Mainstreet Bancshares, Inc.	2,673	48,154
Mercantile Bank Corp.	6,023	221,887
Merchants Bancorp	6,092	261,103
Metrocity Bankshares, Inc.	7,014	170,440
Metropolitan Bank Holding Corp.†	3,970	155,664
Mid Penn Bancorp, Inc.	5,461	114,845
Middlefield Banc Corp.#	3,016	74,013
Midland States Bancorp, Inc.	7,984	194,410
MidWestOne Financial Group, Inc.	5,462	125,189
MVB Financial Corp.	4,357	93,283
National Bank Holdings Corp., Class A	14,145	478,667
National Bankshares, Inc.	2,217	69,326
NBT Bancorp, Inc.	17,595	605,092
NewtekOne, Inc.	8,946	103,237
Nicolet Bankshares, Inc.	4,942	390,072
Northeast Bank	2,580	137,746
Northeast Community Bancorp, Inc.#	4,874	75,986
Northrim BanCorp, Inc.	2,066	102,742
Norwood Financial Corp.	2,794	77,142
Oak Valley Bancorp	2,584	64,419
OFG Bancorp	17,724	641,963
Old National Bancorp	112,537	1,848,983
Old Second Bancorp, Inc.	16,663	223,784
Orange County Bancorp, Inc.#	1,960	90,121
Origin Bancorp, Inc.	11,207	334,417
Orrstown Financial Services, Inc.	3,930	105,913
Park National Corp.	5,504	707,319

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Parke Bancorp, Inc.	4,014	$ 69,242
Pathward Financial, Inc.	10,016	509,213
PCB Bancorp	4,186	67,604
Peapack-Gladstone Financial Corp.	6,478	156,962
Penns Woods Bancorp, Inc.	2,631	50,884
Peoples Bancorp, Inc.	13,402	376,194
Peoples Financial Services Corp.	2,634	106,282
Pioneer Bancorp, Inc.†	4,478	41,735
Plumas Bancorp	2,099	73,129
Ponce Financial Group, Inc.†	7,469	65,877
Preferred Bank	4,969	357,023
Premier Financial Corp.	13,578	263,142
Primis Financial Corp.	7,778	96,058
Princeton Bancorp, Inc.	1,951	60,052
QCR Holdings, Inc.	6,330	360,810
RBB Bancorp	6,438	110,862
Red River Bancshares, Inc.	1,849	92,080
Renasant Corp.	21,200	670,132
Republic Bancorp, Inc., Class A	3,266	160,883
S&T Bancorp, Inc.	14,646	456,809
Sandy Spring Bancorp, Inc.	16,838	370,099
Seacoast Banking Corp. of Florida	32,351	780,953
ServisFirst Bancshares, Inc.	19,567	1,236,439
Shore Bancshares, Inc.	11,438	129,936
Sierra Bancorp	5,173	96,270
Simmons First National Corp., Class A	47,675	915,360
SmartFinancial, Inc.	6,085	130,949
South Plains Financial, Inc.	4,493	119,873
Southern First Bancshares, Inc.†	2,945	97,038
Southern States Bancshares, Inc.	2,916	72,492
Southside Bancshares, Inc.	11,030	316,120
SouthState Corp.	29,242	2,457,498
Stellar Bancorp, Inc.	18,694	443,048
Sterling Bancorp, Inc.†	8,351	42,089
Stock Yards Bancorp, Inc.	10,423	477,478
Summit Financial Group, Inc.	4,291	115,771
Texas Capital Bancshares, Inc.†	18,394	1,078,808
Third Coast Bancshares, Inc.†	4,944	94,776
Tompkins Financial Corp.	5,322	256,308
Towne Bank	26,951	730,642
TriCo Bancshares	11,930	398,581
Triumph Financial, Inc.†	8,534	640,050
TrustCo Bank Corp.	7,143	194,932
Trustmark Corp.	23,370	627,718
UMB Financial Corp.	17,009	1,388,104
United Bankshares, Inc.	50,262	1,743,589
United Community Banks, Inc.	44,399	1,154,818
Unity Bancorp, Inc.	2,764	75,678
Univest Financial Corp.	11,137	222,963
USCB Financial Holdings, Inc.	4,039	44,106
Valley National Bancorp	165,809	1,357,976
Veritex Holdings, Inc.	20,149	395,525
Virginia National Bankshares Corp.	1,813	55,151
Walker & Dunlop, Inc.	12,217	1,165,257
Washington Trust Bancorp, Inc.	6,495	167,181
WesBanco, Inc.	22,158	642,139
West BanCorp, Inc.	6,223	108,280
Westamerica BanCorp	9,943	454,495
		77,003,836
Beverages — 0.4%
BRC, Inc., Class A#†	15,022	62,041
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Coca-Cola Consolidated, Inc.	1,834	$ 1,542,027
Duckhorn Portfolio, Inc.†	16,855	160,291
MGP Ingredients, Inc.#	6,090	518,746
National Beverage Corp.†	9,103	479,182
Primo Water Corp.	60,098	974,189
Vita Coco Co., Inc.†	10,974	286,421
Westrock Coffee Co.#†	10,901	110,318
Zevia PBC, Class A#†	9,722	14,583
		4,147,798
Biotechnology — 7.6%
2seventy Bio, Inc.#†	19,275	100,230
4D Molecular Therapeutics, Inc.†	15,335	429,687
89bio, Inc.†	24,573	281,852
Aadi Bioscience, Inc.†	6,224	12,261
ACADIA Pharmaceuticals, Inc.†	46,506	1,080,799
Acrivon Therapeutics, Inc.†	3,336	16,213
Actinium Pharmaceuticals, Inc.#†	10,474	89,343
Adicet Bio, Inc.#†	11,662	27,406
ADMA Biologics, Inc.†	81,808	438,491
Aerovate Therapeutics, Inc.†	4,290	99,013
Agenus, Inc.†	146,251	97,988
Akero Therapeutics, Inc.†	19,699	531,676
Aldeyra Therapeutics, Inc.†	17,873	64,700
Allakos, Inc.†	25,512	37,758
Allogene Therapeutics, Inc.†	36,262	178,046
Allovir, Inc.†	19,537	14,391
Alpine Immune Sciences, Inc.†	12,496	440,109
Altimmune, Inc.†	20,281	245,400
ALX Oncology Holdings, Inc.†	10,344	151,746
Amicus Therapeutics, Inc.†	109,054	1,398,072
AnaptysBio, Inc.†	7,190	183,561
Anavex Life Sciences Corp.#†	27,740	142,584
ANI Pharmaceuticals, Inc.†	5,574	377,193
Annexon, Inc.†	17,516	97,564
Apogee Therapeutics, Inc.#†	7,877	274,277
Arbutus Biopharma Corp.#†	48,621	136,139
Arcellx, Inc.†	14,720	968,870
Arcturus Therapeutics Holdings, Inc.†	8,948	346,824
Arcus Biosciences, Inc.†	20,641	394,862
Arcutis Biotherapeutics, Inc.#†	30,351	312,008
Ardelyx, Inc.†	88,477	824,606
Arrowhead Pharmaceuticals, Inc.†	44,568	1,430,633
ARS Pharmaceuticals, Inc.#†	9,421	78,854
Astria Therapeutics, Inc.†	12,695	180,523
Atara Biotherapeutics, Inc.†	37,168	28,917
Atea Pharmaceuticals, Inc.†	29,419	126,796
Aura Biosciences, Inc.†	10,652	96,614
Aurinia Pharmaceuticals, Inc.†	51,969	297,263
Avid Bioservices, Inc.†	23,816	182,907
Avidity Biosciences, Inc.†	28,387	519,482
Axsome Therapeutics, Inc.#†	13,682	1,113,441
Beam Therapeutics, Inc.†	27,816	1,098,454
BioAtla, Inc.†	16,975	45,832
BioCryst Pharmaceuticals, Inc.†	72,742	409,537
Biohaven, Ltd.†	26,254	1,263,868
Biomea Fusion, Inc.#†	7,624	133,420
BioVie, Inc.#†	4,638	5,751
Bluebird Bio, Inc.†	41,069	57,086
Blueprint Medicines Corp.†	23,338	2,182,570
Bridgebio Pharma, Inc.†	43,951	1,500,927
Cabaletta Bio, Inc.†	13,216	302,382
Cara Therapeutics, Inc.†	17,949	15,260

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Caribou Biosciences, Inc.†	31,418	$ 248,516
Carisma Therapeutics, Inc.#	10,232	26,399
Cartesian Therapeutics, Inc.†	45,087	32,981
Cartesian Therapeutics, Inc. CVR#†(1)	44,751	8,055
Cassava Sciences, Inc.†	15,263	350,744
Celcuity, Inc.#†	6,695	104,174
Celldex Therapeutics, Inc.†	17,830	856,910
Century Therapeutics, Inc.†	8,989	32,990
Cerevel Therapeutics Holdings, Inc.†	26,828	1,099,948
Chinook Therapeutics, Inc. CVR†(1)	22,455	8,757
Cogent Biosciences, Inc.†	31,877	223,139
Compass Therapeutics, Inc.†	35,021	62,337
Crinetics Pharmaceuticals, Inc.†	25,059	1,025,915
Cue Biopharma, Inc.#†	13,811	28,658
Cullinan Oncology, Inc.†	9,923	183,278
Cymabay Therapeutics, Inc.†	43,443	1,398,430
Cytek Biosciences, Inc.#†	46,513	358,150
Cytokinetics, Inc.†	35,744	2,582,147
Day One Biopharmaceuticals, Inc.†	24,044	402,256
Deciphera Pharmaceuticals, Inc.†	20,511	342,329
Denali Therapeutics, Inc.†	45,340	896,825
Design Therapeutics, Inc.†	12,576	34,961
Disc Medicine, Inc.†	3,431	235,607
Dynavax Technologies Corp.†	49,742	630,231
Dyne Therapeutics, Inc.†	17,071	459,210
Edgewise Therapeutics, Inc.†	16,420	268,139
Editas Medicine, Inc.†	31,569	317,584
Emergent BioSolutions, Inc.#†	19,957	64,461
Entrada Therapeutics, Inc.†	8,212	108,645
Erasca, Inc.†	30,968	73,704
Evolus, Inc.†	15,891	235,664
EyePoint Pharmaceuticals, Inc.†	10,251	278,930
Fate Therapeutics, Inc.†	32,524	230,595
FibroGen, Inc.†	35,437	60,597
Forafric Global PLC#†	2,037	21,266
Genelux Corp.†	7,121	51,983
Generation Bio Co.†	17,378	43,619
Geron Corp.#†	196,618	393,236
Graphite Bio, Inc.†	10,754	36,456
Guardant Health, Inc.†	43,352	823,688
Halozyme Therapeutics, Inc.†	49,837	1,984,011
Harvard Bioscience, Inc.†	15,559	67,370
HilleVax, Inc.†	10,061	182,607
Humacyte, Inc.#†	23,501	102,229
Icosavax, Inc. CVR†(1)	10,570	3,277
Ideaya Biosciences, Inc.†	23,097	1,032,436
IGM Biosciences, Inc.#†	5,099	64,400
Ikena Oncology, Inc.#†	11,879	16,987
ImmunityBio, Inc.#†	50,881	240,667
Immunovant, Inc.†	20,707	732,407
Inhibrx, Inc.†	13,180	482,783
Innoviva, Inc.†	22,890	349,759
Inozyme Pharma, Inc.†	18,321	116,522
Insmed, Inc.†	53,049	1,470,518
Intellia Therapeutics, Inc.†	33,859	1,087,551
Intra-Cellular Therapies, Inc.†	35,960	2,499,939
Iovance Biotherapeutics, Inc.†	88,024	1,400,462
iTeos Therapeutics, Inc.†	9,510	101,852
Janux Therapeutics, Inc.#†	6,637	321,098
Karyopharm Therapeutics, Inc.#†	43,464	50,418
Keros Therapeutics, Inc.†	8,638	583,065
Kezar Life Sciences, Inc.†	27,388	28,757
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Kiniksa Pharmaceuticals, Ltd., Class A†	12,040	$ 254,526
Kodiak Sciences, Inc.†	12,447	74,806
Krystal Biotech, Inc.†	8,295	1,322,804
Kymera Therapeutics, Inc.†	14,581	622,609
Larimar Therapeutics, Inc.†	9,842	113,183
Lexicon Pharmaceuticals, Inc.#†	35,553	88,527
Ligand Pharmaceuticals, Inc.†	6,465	512,998
Lineage Cell Therapeutics, Inc.#†	50,925	52,962
Liquidia Corp.†	18,214	257,910
MacroGenics, Inc.†	23,356	419,007
MeiraGTx Holdings PLC†	12,514	77,211
Merrimack Pharmaceuticals, Inc.†	4,018	59,065
Mersana Therapeutics, Inc.†	42,547	231,456
Mineralys Therapeutics, Inc.†	7,455	114,658
Monte Rosa Therapeutics, Inc.#†	11,705	74,093
Mural Oncology PLC†	6,368	33,687
Myriad Genetics, Inc.†	31,004	648,914
NeoGenomics, Inc.†	48,904	762,902
Neumora Therapeutics, Inc.†	5,709	100,650
NGM Biopharmaceuticals, Inc.†	16,726	25,424
Nkarta, Inc.#†	11,604	140,176
Novavax, Inc.#†	36,550	180,557
Nurix Therapeutics, Inc.†	18,268	225,610
Nuvalent, Inc., Class A†	10,198	857,856
Nuvation Bio, Inc.†	55,906	104,544
Ocean Biomedical, Inc.#†	3,331	5,863
Olema Pharmaceuticals, Inc.†	10,303	127,757
Omega Therapeutics, Inc.#†	9,353	38,441
Omeros Corp.#†	23,363	105,133
OmniAb, Inc. (Earnout Shares 12.50)†(1)	2,061	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	2,061	0
Oncternal Therapeutics, Inc. CVR#†(1)	368	754
Organogenesis Holdings, Inc.†	26,957	96,236
Ovid therapeutics, Inc.†	22,883	77,802
PDS Biotechnology Corp.†	10,731	70,717
PepGen, Inc.†	3,857	65,376
Phathom Pharmaceuticals, Inc.#†	12,305	131,663
Pliant Therapeutics Inc†	21,932	348,061
Poseida Therapeutics, Inc.#†	26,082	103,285
Precigen, Inc.#†	51,852	79,852
Prelude Therapeutics Inc†	5,711	24,557
Prime Medicine, Inc.†	15,181	131,012
ProKidney Corp.#†	17,269	28,148
Protalix BioTherapeutics, Inc.†	25,459	41,498
Prothena Corp. PLC†	16,193	446,765
PTC Therapeutics, Inc.†	27,652	779,510
Radius Health, Inc. CVR†(1)	16,856	1,349
Rain Oncology CVR#†(1)	6,782	339
Rallybio Corp.†	11,733	27,279
RAPT Therapeutics, Inc.†	11,335	97,141
Recursion Pharmaceuticals, Inc., Class A#†	52,375	704,967
REGENXBIO, Inc.†	15,770	275,029
Relay Therapeutics, Inc.†	34,647	347,163
Replimune Group, Inc.†	18,975	162,805
REVOLUTION Medicines, Inc.†	55,198	1,627,237
Rigel Pharmaceuticals, Inc.†	65,673	99,823
Rocket Pharmaceuticals, Inc.†	24,076	705,427
Sage Therapeutics, Inc.†	20,289	435,808
Sana Biotechnology, Inc.†	36,823	369,703
Sangamo Therapeutics, Inc.†	57,173	66,321
Savara, Inc.†	34,668	175,073
Scholar Rock Holding Corp.†	21,288	329,964
Scilex Holding Co.†	23,302	52,896

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Seer, Inc.†	22,501	$ 40,952
SpringWorks Therapeutics, Inc.†	25,754	1,268,642
Stoke Therapeutics, Inc.#†	10,586	81,936
Sutro Biopharma, Inc.†	23,082	113,333
Syndax Pharmaceuticals, Inc.†	25,649	601,213
Tango Therapeutics, Inc.#†	17,132	190,679
Tarsus Pharmaceuticals, Inc.†	11,012	420,879
Tela Bio, Inc.†	6,210	41,980
Tenaya Therapeutics, Inc.†	17,828	106,077
Terns Pharmaceuticals, Inc.†	16,446	120,385
TG Therapeutics, Inc.†	53,217	916,397
Theravance Biopharma, Inc.#†	19,773	187,250
Theseus Pharmaceuticals, Inc. CVR†(1)	7,767	78
Third Harmonic Bio, Inc.#†	7,476	75,807
Travere Therapeutics, Inc.†	27,956	211,347
Turnstone Biologics Corp.†	2,530	11,537
Tyra Biosciences, Inc.†	5,367	107,286
UroGen Pharma, Ltd.#†	10,439	191,347
Vaxxinity, Inc.†	16,356	13,984
Ventyx Biosciences, Inc.†	17,960	127,157
Vera Therapeutics, Inc.†	12,976	610,910
Veracyte, Inc.†	27,938	657,940
Vericel Corp.†	18,278	834,939
Verve Therapeutics, Inc.†	20,036	341,614
Vigil Neuroscience, Inc.†	6,167	21,461
Viking Therapeutics, Inc.#†	36,900	2,843,145
Vir Biotechnology, Inc.†	32,140	361,254
Viridian Therapeutics, Inc.†	16,406	306,956
Vor BioPharma, Inc.†	14,459	33,256
Wave Life Sciences, Ltd.†	22,691	109,144
X4 Pharmaceuticals, Inc.†	47,249	45,860
Xencor, Inc.†	22,259	510,844
XOMA Corp.†	2,806	68,214
Zentalis Pharmaceuticals, Inc.†	22,350	333,238
Zevra Therapeutics, Inc. #†	13,956	94,063
Zura Bio, Ltd.#†	6,538	24,060
Zymeworks, Inc.†	20,820	250,048
		76,236,916
Building Materials — 2.5%
AAON, Inc.	26,019	2,185,076
American Woodmark Corp.†	6,297	631,211
Apogee Enterprises, Inc.	8,486	485,484
Aspen Aerogels, Inc.#†	19,613	336,951
Boise Cascade Co.	15,254	2,073,171
Gibraltar Industries, Inc.†	11,738	909,108
Griffon Corp.	16,088	1,148,683
JELD-WEN Holding, Inc.†	32,691	594,976
Knife River Corp.†	21,731	1,610,050
LSI Industries, Inc.	10,755	155,195
Masonite International Corp.†	8,533	1,111,338
Masterbrand, Inc.†	49,810	862,211
Modine Manufacturing Co.†	19,762	1,772,849
PGT Innovations, Inc.†	21,784	909,918
Simpson Manufacturing Co., Inc.	16,485	3,440,090
SmartRent, Inc.†	70,738	205,140
SPX Technologies, Inc.†	16,954	1,986,839
Summit Materials, Inc., Class A†	45,879	1,959,492
UFP Industries, Inc.	23,068	2,644,285
		25,022,067
Security Description	Shares or Principal Amount	Value

Chemicals — 2.0%
AdvanSix, Inc.	10,009	$ 280,052
American Vanguard Corp.	10,369	111,156
Arcadium Lithium PLC#†	392,939	2,157,235
Avient Corp.	34,731	1,405,911
Balchem Corp.	12,285	1,931,079
Cabot Corp.	21,274	1,807,226
Codexis, Inc.†	26,754	124,406
Danimer Scientific, Inc.#†	33,678	45,129
Ecovyst, Inc.†	35,534	342,903
H.B. Fuller Co.	20,781	1,652,713
Hawkins, Inc.	7,432	522,098
Ingevity Corp.†	14,038	641,256
Innospec, Inc.	9,581	1,190,631
Intrepid Potash, Inc.#†	4,080	86,006
Koppers Holdings, Inc.	7,744	438,465
Kronos Worldwide, Inc.	8,476	77,047
Lightwave Logic, Inc.#†	44,969	189,320
Mativ Holdings, Inc.	20,934	363,624
Minerals Technologies, Inc.	12,498	904,355
Oil-Dri Corp. of America	1,884	134,310
Origin Materials, Inc.#†	44,859	26,628
Orion SA	21,267	479,358
Perimeter Solutions SA†	58,599	356,282
Quaker Chemical Corp.	5,334	1,069,467
Rayonier Advanced Materials, Inc.†	24,477	82,977
Rogers Corp.†	6,650	745,266
Sensient Technologies Corp.	16,166	1,081,182
Stepan Co.	8,182	729,834
Trinseo PLC	13,434	60,453
Tronox Holdings PLC	44,959	660,897
Valhi, Inc.	927	12,635
		19,709,901
Coal — 0.7%
Alpha Metallurgical Resources, Inc.	4,436	1,673,481
Arch Resources, Inc.	6,913	1,142,650
CONSOL Energy, Inc.	11,735	1,007,098
Hallador Energy Co.†	8,767	66,629
NACCO Industries, Inc., Class A	1,612	53,567
Peabody Energy Corp.	43,917	1,087,824
Ramaco Resources, Inc.	1,731	20,772
Ramaco Resources, Inc.	8,556	150,414
SunCoke Energy, Inc.	32,091	343,695
Warrior Met Coal, Inc.	19,868	1,131,880
		6,678,010
Commercial Services — 5.4%
2U, Inc.#†	30,774	13,867
Aaron's Co., Inc.	11,558	89,575
ABM Industries, Inc.	25,438	1,050,844
Acacia Research Corp.#†	14,588	58,936
Adtalem Global Education, Inc.†	15,266	755,667
AirSculpt Technologies, Inc.†	4,672	29,480
Alarm.com Holdings, Inc.†	18,399	1,392,620
Alight, Inc., Class A†	159,111	1,433,590
Alta Equipment Group, Inc.	8,856	101,667
AMN Healthcare Services, Inc.†	14,633	823,399
API Group Corp.†	80,341	2,815,952
Arlo Technologies, Inc.†	34,364	357,729
Bakkt Holdings, Inc.#†	27,323	15,847
Barrett Business Services, Inc.	2,541	309,977
BrightView Holdings, Inc.†	15,880	138,315
Brink's Co.	17,724	1,468,079

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Cadiz, Inc.†	15,565	$ 45,139
Carriage Services, Inc.	5,147	127,749
Cass Information Systems, Inc.	5,254	253,873
CBIZ, Inc.†	18,406	1,390,205
Chegg, Inc.†	43,719	390,848
Cimpress PLC†	6,915	677,739
Cipher Mining, Inc.†	16,141	47,777
Cleanspark, Inc.†	57,487	961,183
CompoSecure, Inc.#†	6,310	30,540
CoreCivic, Inc.†	43,664	665,003
CorVel Corp.†	3,348	816,912
Coursera, Inc.†	49,993	803,388
CPI Card Group, Inc.†	1,634	30,883
CRA International, Inc.	2,610	345,929
Cross Country Healthcare, Inc.†	13,215	241,438
Custom Truck One Source, Inc.†	21,774	139,789
Deluxe Corp.	16,713	324,399
Distribution Solutions Group, Inc.†	3,845	120,771
Emerald Holding, Inc.†	5,992	32,117
Ennis, Inc.	9,787	198,872
European Wax Center, Inc., Class A†	13,106	185,843
EVERTEC, Inc.	25,095	906,682
First Advantage Corp.	20,758	325,070
FiscalNote Holdings, Inc.†	22,932	37,838
Flywire Corp.†	40,807	1,158,511
Forrester Research, Inc.†	4,510	90,967
Franklin Covey Co.†	4,463	170,397
GEO Group, Inc.†	46,257	567,573
Graham Holdings Co., Class B	1,375	965,704
Green Dot Corp., Class A†	17,834	146,417
Hackett Group, Inc.	9,600	237,312
Healthcare Services Group, Inc.†	28,578	364,655
Heidrick & Struggles International, Inc.	7,612	258,808
Herc Holdings, Inc.	10,857	1,722,789
HireQuest, Inc.#	2,057	27,564
Huron Consulting Group, Inc.†	7,311	717,428
I3 Verticals, Inc., Class A†	8,649	184,310
ICF International, Inc.	7,191	1,113,526
Information Services Group, Inc.	13,472	58,334
Insperity, Inc.	13,656	1,390,044
John Wiley & Sons, Inc., Class A	13,996	466,767
Kelly Services, Inc., Class A	12,003	294,434
Kforce, Inc.	7,358	512,411
Korn Ferry	20,036	1,275,492
Laureate Education, Inc.	50,312	674,684
Legalzoom.com, Inc.†	45,492	564,101
Lincoln Educational Services Corp.†	9,090	91,445
LiveRamp Holdings, Inc.†	25,265	883,770
Marathon Digital Holdings, Inc.†	81,759	2,117,558
MarketWise, Inc.	12,373	22,395
Marqeta, Inc., Class A†	184,381	1,204,008
Matthews International Corp., Class A	11,409	330,176
Medifast, Inc.	4,121	165,211
Monro, Inc.	11,964	401,632
National Research Corp.	5,528	222,889
Payoneer Global, Inc.†	101,749	494,500
Paysafe, Ltd.†	12,461	179,438
Perdoceo Education Corp.	25,084	446,746
Performant Financial Corp.†	25,828	75,160
Priority Technology Holdings, Inc.†	6,778	22,435
PROG Holdings, Inc.†	17,013	525,191
Progyny, Inc.†	30,503	1,113,970
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Quad/Graphics, Inc.	11,755	$ 70,412
Remitly Global, Inc.†	51,112	1,053,929
Rent the Runway, Inc., Class A#†	19,173	7,784
Repay Holdings Corp.†	31,843	276,716
Resources Connection, Inc.	12,452	172,211
Riot Platforms, Inc.†	73,039	1,031,311
Sabre Corp.†	127,174	337,011
SoundThinking, Inc.†	3,654	63,543
SP Plus Corp.†	7,513	386,243
Sterling Check Corp.#†	12,046	188,761
StoneCo., Ltd., Class A†	111,778	1,923,699
Strategic Education, Inc.	8,690	962,765
Stride, Inc.†	16,288	973,208
Target Hospitality Corp.†	12,000	116,160
Terawulf, Inc.#†	56,815	106,528
Textainer Group Holdings, Ltd.	15,521	774,498
Transcat, Inc.†	3,148	331,044
TriNet Group, Inc.†	12,295	1,573,883
TrueBlue, Inc.†	11,672	137,146
Udemy, Inc.†	33,748	381,352
Universal Technical Institute, Inc.†	12,585	189,278
Upbound Group, Inc.	21,163	714,463
V2X, Inc.†	4,427	170,440
Viad Corp.†	7,816	290,990
Willdan Group, Inc.†	4,678	97,677
WW International, Inc.#†	20,927	65,292
ZipRecruiter, Inc., Class A†	25,971	330,351
		53,940,978
Computers — 3.6%
3D Systems Corp.#†	50,164	207,679
ASGN, Inc.†	18,158	1,803,453
Cantaloupe, Inc.#†	22,009	143,058
Conduent, Inc.†	66,061	227,250
Corsair Gaming, Inc.†	14,185	183,696
Cricut, Inc.	18,358	88,669
Desktop Metal, Inc., Class A#†	107,660	65,856
ExlService Holdings, Inc.†	62,096	1,932,427
Grid Dynamics Holdings, Inc.†	21,627	291,748
Insight Enterprises, Inc.†	11,025	2,072,700
Integral Ad Science Holding Corp.†	18,635	193,059
Maximus, Inc.	23,361	1,954,381
Mitek Systems, Inc.†	16,716	194,073
NetScout Systems, Inc.†	26,629	576,518
NextNav, Inc.#†	21,274	91,053
OneSpan, Inc.†	15,384	147,840
PAR Technology Corp.#†	10,229	448,235
Parsons Corp.†	15,848	1,277,507
PlayAGS, Inc.†	14,176	131,553
Presto Automation, Inc.#†	1,415	443
Qualys, Inc.†	14,286	2,455,192
Rapid7, Inc.†	23,285	1,364,035
Rimini Street, Inc.†	20,066	64,813
Super Micro Computer, Inc.†	17,812	15,427,329
System1, Inc.†	12,558	20,972
Tenable Holdings, Inc.†	43,848	2,111,720
Thoughtworks Holding, Inc.†	35,534	110,866
Tingo Group, Inc.#†	47,056	32,469
TTEC Holdings, Inc.	7,465	130,264
Unisys Corp.†	25,516	132,428
Varonis Systems, Inc.†	41,746	2,120,697

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Velo3D, Inc.†	34,913	$ 9,535
Vuzix Corp.#†	22,654	38,285
		36,049,803
Cosmetics/Personal Care — 0.6%
Beauty Health Co.#†	31,401	104,565
e.l.f. Beauty, Inc.†	20,725	4,321,784
Edgewell Personal Care Co.	19,356	739,206
Inter Parfums, Inc.	7,049	1,034,229
Waldencast PLC, Class A†	13,841	92,458
		6,292,242
Distribution/Wholesale — 0.7%
A-Mark Precious Metals, Inc.#	7,299	187,511
EVI Industries, Inc.	1,820	39,185
G-III Apparel Group, Ltd.†	15,865	527,829
Global Industrial Co.	5,033	220,697
H&E Equipment Services, Inc.	12,347	697,482
Hudson Technologies, Inc.†	16,828	246,530
MRC Global, Inc.†	32,218	371,473
OPENLANE, Inc.†	41,453	632,987
Resideo Technologies, Inc.†	56,247	1,255,995
Rush Enterprises, Inc., Class A	23,662	1,152,339
Rush Enterprises, Inc., Class B	3,499	176,455
ScanSource, Inc.†	9,494	410,426
ThredUp, Inc., Class A#†	27,557	55,114
Titan Machinery, Inc.†	7,903	199,393
VSE Corp.	5,027	372,501
		6,545,917
Diversified Financial Services — 2.7%
AlTi Global, Inc.#†	8,763	51,351
Artisan Partners Asset Management, Inc., Class A	23,595	1,016,237
AssetMark Financial Holdings, Inc.†	8,439	298,319
Atlanticus Holdings Corp.†	1,759	58,311
B. Riley Financial, Inc.#	7,841	143,726
BGC Group, Inc., Class A	137,504	955,653
Bit Digital, Inc.#†	33,819	87,929
Bread Financial Holdings, Inc.	19,079	730,344
BrightSphere Investment Group, Inc.	12,505	283,363
Brookfield Business Corp., Class A#	9,978	228,097
Cohen & Steers, Inc.#	9,986	734,470
Columbia Financial, Inc.†	11,400	190,722
Consumer Portfolio Services, Inc.†	3,276	28,927
Diamond Hill Investment Group, Inc.	1,052	152,203
Enact Holdings, Inc.	11,371	315,204
Encore Capital Group, Inc.†	8,924	428,352
Enova International, Inc.†	11,177	706,945
Federal Agricultural Mtg. Corp., Class C	3,505	626,939
Finance of America Cos., Inc., Class A†	20,504	17,724
First Western Financial, Inc.†	3,076	43,525
Forge Global Holdings, Inc.†	42,171	87,716
FTAI Aviation, Ltd.	38,229	2,151,911
GCM Grosvenor, Inc., Class A#	15,922	134,859
Hamilton Lane, Inc., Class A	14,033	1,611,690
International Money Express, Inc.†	12,292	242,153
LendingClub Corp.†	41,690	338,106
LendingTree, Inc.†	4,086	161,683
Moelis & Co., Class A	25,656	1,386,450
Mr. Cooper Group, Inc.†	24,772	1,765,748
Navient Corp.	33,038	537,198
Nelnet, Inc., Class A	4,954	425,400
NerdWallet, Inc., Class A†	12,974	218,871
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Ocwen Financial Corp.†	2,466	$ 64,313
OppFi, Inc.†	4,129	14,534
Pagseguro Digital, Ltd.†	76,250	1,061,400
Paysign, Inc.†	12,531	38,345
PennyMac Financial Services, Inc.	9,798	832,144
Perella Weinberg Partners	16,145	220,541
Piper Sandler Cos.	6,663	1,254,443
PJT Partners, Inc., Class A	9,112	960,405
PRA Group, Inc.†	14,831	379,080
Radian Group, Inc.	60,436	1,761,105
Regional Management Corp.	3,091	72,329
Security National Financial Corp., Class A†	4,843	41,747
Silvercrest Asset Management Group, Inc., Class A	3,624	60,775
StepStone Group, Inc., Class A	20,715	719,432
StoneX Group, Inc.†	10,290	712,686
SWK Holdings Corp.†	1,414	23,416
Upstart Holdings, Inc.#†	28,108	723,781
Velocity Financial, Inc.†	3,361	54,952
Victory Capital Holdings, Inc., Class A	10,293	395,560
Virtus Investment Partners, Inc.	2,662	618,436
WisdomTree, Inc.	52,991	427,108
World Acceptance Corp.†	1,561	186,945
		26,783,603
Electric — 1.2%
ALLETE, Inc.	22,198	1,257,295
Altus Power, Inc.#†	24,526	167,022
Ameresco, Inc., Class A†	12,348	258,814
Avista Corp.	29,454	977,873
Black Hills Corp.	25,917	1,348,461
FTC Solar, Inc.#†	25,977	13,300
Genie Energy, Ltd., Class B	7,587	138,387
MGE Energy, Inc.	14,014	885,545
Northwestern Energy Group, Inc.	23,675	1,134,506
Ormat Technologies, Inc.	20,540	1,338,181
Otter Tail Corp.#	15,856	1,434,334
PNM Resources, Inc.	32,928	1,202,201
Portland General Electric Co.	39,046	1,568,478
Unitil Corp.	6,125	312,130
		12,036,527
Electrical Components & Equipment — 0.9%
Belden, Inc.	16,326	1,390,649
Blink Charging Co.#†	20,853	66,313
Encore Wire Corp.	5,775	1,391,775
Energizer Holdings, Inc.	27,517	785,610
EnerSys	15,847	1,456,022
ESS Tech, Inc.#†	35,014	30,413
Insteel Industries, Inc.	7,197	262,043
nLight, Inc.†	17,191	227,437
Novanta, Inc.†	13,751	2,378,098
Powell Industries, Inc.	3,520	652,045
		8,640,405
Electronics — 2.2%
Advanced Energy Industries, Inc.	14,447	1,462,036
Akoustis Technologies, Inc.#†	26,836	16,687
Allient, Inc.	4,966	141,134
Atkore, Inc.	14,549	2,464,601
Atmus Filtration Technologies, Inc.#†	6,304	150,477
Badger Meter, Inc.	11,298	1,792,880
Bel Fuse, Inc.	4,017	208,764
Benchmark Electronics, Inc.	13,581	417,073
Comtech Telecommunications Corp.†	10,471	70,784

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
CTS Corp.	11,897	$ 530,130
Enovix Corp.#†	53,219	518,885
ESCO Technologies, Inc.	9,834	1,001,986
Evolv Technologies Holdings, Inc.†	43,797	208,912
FARO Technologies, Inc.†	7,282	163,044
GoPro, Inc., Class A†	48,433	113,333
Itron, Inc.†	17,494	1,621,344
Kimball Electronics, Inc.†	9,196	207,002
Knowles Corp.†	34,516	563,991
Mesa Laboratories, Inc.	1,979	216,087
MicroVision, Inc.#†	72,428	170,930
Mirion Technologies, Inc.†	76,932	752,395
Napco Security Technologies, Inc.#	12,749	574,087
NEXTracker, Inc., Class A†	48,325	2,717,798
NVE Corp.	1,831	153,053
OSI Systems, Inc.†	6,183	811,086
Plexus Corp.†	10,541	995,070
Sanmina Corp.†	21,712	1,372,198
SKYX Platforms Corp.#†	24,056	31,032
Stoneridge, Inc.†	10,158	178,476
TTM Technologies, Inc.†	39,773	590,629
Turtle Beach Corp.†	6,267	66,932
Vicor Corp.†	8,515	317,099
Vishay Intertechnology, Inc.	49,532	1,077,321
		21,677,256
Energy-Alternate Sources — 0.4%
Array Technologies, Inc.†	58,168	793,411
Energy Vault Holdings, Inc.#†	38,019	63,872
Enviva, Inc.#	12,017	4,803
Eos Energy Enterprises, Inc.#†	41,305	39,331
Fluence Energy, Inc.#†	22,511	344,193
FuelCell Energy, Inc.#†	174,613	207,789
FutureFuel Corp.	10,032	59,490
Gevo, Inc.#†	89,745	80,017
Green Plains, Inc.†	22,332	475,672
Maxeon Solar Technologie, Ltd.#†	11,290	45,273
Montauk Renewables, Inc.†	25,589	145,346
REX American Resources Corp.†	5,954	261,857
Shoals Technologies Group, Inc., Class A†	65,850	844,855
Stem, Inc.#†	54,673	146,524
Sunnova Energy International, Inc.#†	40,814	297,126
SunPower Corp.#†	33,522	104,253
TPI Composites, Inc.#†	15,887	44,325
Verde Clean Fuels, Inc.†	242	1,028
		3,959,165
Engineering & Construction — 1.8%
908 Devices, Inc.#†	8,417	61,865
Arcosa, Inc.	18,632	1,546,456
Bowman Consulting Group, Ltd.†	4,143	134,937
Comfort Systems USA, Inc.	13,596	4,156,705
Concrete Pumping Holdings, Inc.†	9,828	80,491
Construction Partners, Inc., Class A†	15,429	741,826
Dycom Industries, Inc.†	11,008	1,392,402
Exponent, Inc.	19,450	1,573,310
Fluor Corp.†	54,775	2,015,720
Frontdoor, Inc.†	31,144	976,676
Granite Construction, Inc.	16,939	872,867
Great Lakes Dredge & Dock Corp.†	25,173	225,047
IES Holdings, Inc.†	3,145	345,698
INNOVATE Corp.†	20,832	16,339
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Iteris, Inc.†	16,394	$ 85,577
Latham Group, Inc.†	14,910	50,545
Limbach Holdings, Inc.†	3,533	173,965
Mistras Group, Inc.†	7,993	69,139
MYR Group, Inc.†	6,313	1,025,610
NV5 Global, Inc.†	5,339	543,030
Primoris Services Corp.	20,390	805,609
Southland Holdings, Inc.#†	1,554	7,086
Sterling Infrastructure, Inc.†	11,500	1,226,360
Tutor Perini Corp.†	16,297	184,645
		18,311,905
Entertainment — 1.2%
United Parks & Resorts, Inc.†	13,967	717,206
Accel Entertainment, Inc.†	20,473	231,959
Atlanta Braves Holdings, Inc., Class A†	3,855	161,717
Atlanta Braves Holdings, Inc., Class C†	17,487	684,092
Bally's Corp.#†	11,322	127,259
Cinemark Holdings, Inc.†	42,209	734,859
Everi Holdings, Inc.†	32,407	384,347
Golden Entertainment, Inc.	7,771	287,993
IMAX Corp.†	17,249	295,476
International Game Technology PLC	41,702	1,133,043
Light & Wonder, Inc.†	35,075	3,525,388
Lions Gate Entertainment Corp., Class A†	22,372	217,232
Lions Gate Entertainment Corp., Class B†	46,261	420,050
Loop Media, Inc.†	14,734	7,367
Madison Square Garden Entertainment Corp.†	15,258	587,281
Monarch Casino & Resort, Inc.	5,172	363,850
RCI Hospitality Holdings, Inc.	3,358	189,257
Red Rock Resorts, Inc., Class A	18,282	1,060,173
Reservoir Media, Inc.#†	7,618	55,002
Rush Street Interactive, Inc.†	24,812	145,150
Six Flags Entertainment Corp.†	27,739	702,906
Super Group SGHC, Ltd.†	52,371	172,824
		12,204,431
Environmental Control — 0.4%
374Water, Inc.†	23,679	31,493
Casella Waste Systems, Inc., Class A†	21,684	1,953,728
CECO Environmental Corp.†	11,397	258,142
Energy Recovery, Inc.†	21,387	334,279
Enviri Corp.†	30,298	238,142
LanzaTech Global, Inc.†	7,918	25,496
Li-Cycle Holdings Corp.#†	53,520	19,267
Montrose Environmental Group, Inc.†	10,713	443,304
Pure Cycle Corp.†	7,508	74,855
PureCycle Technologies, Inc.#†	44,592	258,188
		3,636,894
Food — 1.3%
B&G Foods, Inc.	27,300	315,315
Beyond Meat, Inc.#†	22,757	243,272
Calavo Growers, Inc.	6,644	191,746
Cal-Maine Foods, Inc.	15,762	906,157
Chefs' Warehouse, Inc.†	13,517	513,781
Hain Celestial Group, Inc.†	34,338	343,380
HF Foods Group, Inc.†	15,455	58,111
Ingles Markets, Inc., Class A	5,400	415,854
J&J Snack Foods Corp.	5,784	839,143
John B. Sanfilippo & Son, Inc.	3,442	352,358
Krispy Kreme, Inc.#	33,618	435,017
Lancaster Colony Corp.	7,502	1,552,314
Mission Produce, Inc.†	18,607	196,304

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Nathan's Famous, Inc.	1,082	$ 76,011
Natural Grocers by Vitamin Cottage, Inc.	3,583	59,370
Seneca Foods Corp., Class A†	2,013	101,979
Simply Good Foods Co.†	34,864	1,236,975
SpartanNash Co.	13,253	279,241
Sprouts Farmers Market, Inc.†	39,130	2,443,277
SunOpta, Inc.#†	35,976	252,911
TreeHouse Foods, Inc.†	19,780	707,926
United Natural Foods, Inc.†	22,445	350,366
Utz Brands, Inc.	27,649	489,111
Village Super Market, Inc., Class A	3,384	92,552
Weis Markets, Inc.	6,328	410,940
		12,863,411
Food Service — 0.1%
Sovos Brands, Inc.†	21,221	483,627
Forest Products & Paper — 0.1%
Glatfelter Corp.†	16,987	37,881
Sylvamo Corp.	13,752	830,758
		868,639
Gas — 0.9%
Brookfield Infrastructure Corp., Class A	46,038	1,527,080
Chesapeake Utilities Corp.	8,172	833,789
New Jersey Resources Corp.	37,332	1,553,385
Northwest Natural Holding Co.	13,792	506,718
ONE Gas, Inc.	21,200	1,263,520
RGC Resources, Inc.	3,074	57,668
Southwest Gas Holdings, Inc.	23,727	1,616,995
Spire, Inc.	19,796	1,174,299
		8,533,454
Hand/Machine Tools — 0.4%
Cadre Holdings, Inc.	7,460	268,038
Enerpac Tool Group Corp.	20,966	706,764
Franklin Electric Co., Inc.	17,739	1,844,146
Kennametal, Inc.#	30,975	781,809
Luxfer Holdings PLC	10,256	101,740
		3,702,497
Healthcare-Products — 3.1%
Accuray, Inc.†	36,207	94,138
Adaptive Biotechnologies Corp.†	43,594	179,171
Akoya Biosciences, Inc.†	8,897	51,069
Alphatec Holdings, Inc.†	35,396	475,368
AngioDynamics, Inc.†	14,708	80,747
Artivion, Inc.†	15,117	291,758
AtriCure, Inc.†	17,879	625,229
Atrion Corp.	528	194,299
Avanos Medical, Inc.†	17,760	329,803
Avita Medical, Inc.#†	9,647	174,900
Axogen, Inc.†	15,605	164,789
Axonics, Inc.†	19,094	1,297,246
BioLife Solutions, Inc.#†	13,355	225,700
Butterfly Network, Inc.#†	54,379	64,711
CareDx, Inc.†	19,976	212,545
Castle Biosciences, Inc.†	9,534	172,184
Cerus Corp.†	68,100	148,458
ClearPoint Neuro, Inc.#†	8,797	56,213
CONMED Corp.	11,770	945,366
Cutera, Inc.#†	7,031	15,749
CVRx, Inc.†	4,268	83,781
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Embecta Corp.	22,180	$ 316,730
Glaukos Corp.†	18,209	1,613,135
Haemonetics Corp.†	19,253	1,405,084
Inari Medical, Inc.†	20,536	947,120
InfuSystem Holdings, Inc.†	6,971	64,482
Inmode, Ltd.#†	29,735	654,170
Inogen, Inc.†	8,944	59,478
Integer Holdings Corp.†	12,749	1,406,087
iRadimed Corp.	2,806	117,768
iRhythm Technologies, Inc.†	11,779	1,397,578
KORU Medical Systems, Inc.#†	13,184	27,950
Lantheus Holdings, Inc.†	26,119	1,707,660
LeMaitre Vascular, Inc.	7,580	530,600
LivaNova PLC†	20,825	1,141,418
MaxCyte, Inc.†	33,539	154,279
Merit Medical Systems, Inc.†	21,829	1,663,370
MiMedx Group, Inc.†	44,290	361,406
Nautilus Biotechnology, Inc.†	19,374	52,116
Neogen Corp.†	83,656	1,438,047
Nevro Corp.†	13,631	198,467
OmniAb, Inc.†	35,784	208,979
Omnicell, Inc.†	17,255	452,771
OraSure Technologies, Inc.†	27,629	198,791
Orchestra BioMed Holdings, Inc.#†	5,592	36,013
Orthofix Medical, Inc.†	13,497	176,271
OrthoPediatrics Corp.†	6,091	167,259
Pacific Biosciences of California, Inc.#†	96,739	534,967
Paragon 28, Inc.†	16,854	210,338
Patterson Cos., Inc.	32,982	893,482
PROCEPT BioRobotics Corp.†	15,488	748,690
Pulmonx Corp.†	14,077	129,790
Pulse Biosciences, Inc.†	6,198	61,236
Quanterix Corp.†	13,521	323,963
Quantum-Si, Inc.#†	39,046	65,207
RxSight, Inc.†	10,911	595,413
Sanara Medtech, Inc.#†	1,480	56,299
Semler Scientific, Inc.†	1,765	83,255
SI-BONE, Inc.†	15,266	264,865
Silk Road Medical, Inc.†	14,747	265,299
STAAR Surgical Co.†	18,660	582,938
Surmodics, Inc.†	5,285	168,592
Tactile Systems Technology, Inc.†	8,930	136,183
TransMedics Group, Inc.†	12,176	993,562
Treace Medical Concepts, Inc.†	17,354	233,238
Twist Bioscience Corp.†	21,844	858,251
UFP Technologies, Inc.†	2,722	567,020
Utah Medical Products, Inc.	1,317	92,427
Varex Imaging Corp.†	14,892	256,142
Vicarious Surgical, Inc.#†	38,414	16,303
Zimvie, Inc.†	9,918	168,110
Zynex, Inc.#†	6,995	94,852
		30,780,675
Healthcare-Services — 1.5%
Astrana Health, Inc.†	16,444	740,638
23andMe Holding Co., Class A#†	116,820	66,587
Accolade, Inc.†	26,027	266,777
Addus HomeCare Corp.†	6,007	554,326
Agiliti, Inc.†	11,378	112,301
American Well Corp., Class A†	95,566	103,211
ATI Physical Therapy, Inc.†	1	7
Aveanna Healthcare Holdings, Inc.#†	19,435	46,061
Brookdale Senior Living, Inc.†	71,559	409,318

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
CareMax, Inc.#†	962	$ 7,398
Community Health Systems, Inc.†	48,252	134,623
DocGo, Inc.†	29,852	121,498
Enhabit, Inc.†	19,328	173,952
Ensign Group, Inc.	20,940	2,615,825
Fulgent Genetics, Inc.†	7,857	177,254
HealthEquity, Inc.†	32,274	2,666,155
Innovage Holding Corp.†	7,261	35,143
Joint Corp.#†	5,464	53,875
LifeStance Health Group, Inc.#†	40,731	340,104
ModivCare, Inc.†	4,892	137,172
Nano-X Imaging, Ltd.#†	18,311	204,351
National HealthCare Corp.	4,795	473,075
OPKO Health, Inc.#†	154,797	154,797
Oscar Health, Inc., Class A†	60,532	984,250
P3 Health Partners, Inc.†	15,656	16,282
Pediatrix Medical Group, Inc. †	32,307	295,609
Pennant Group, Inc.†	10,945	204,124
Quipt Home Medical Corp.†	15,732	67,490
RadNet, Inc.†	23,122	875,399
Select Medical Holdings Corp.	39,910	1,086,749
Surgery Partners, Inc.†	29,024	900,615
U.S. Physical Therapy, Inc.	5,714	607,227
Viemed Healthcare, Inc.†	13,101	110,834
		14,743,027
Home Builders — 2.1%
Beazer Homes USA, Inc.†	11,315	354,499
Cavco Industries, Inc.†	3,360	1,251,835
Century Communities, Inc.	10,925	942,718
Dream Finders Homes, Inc., Class A†	9,300	363,909
Forestar Group, Inc.†	7,034	237,186
Green Brick Partners, Inc.†	10,015	585,877
Hovnanian Enterprises, Inc., Class A†	1,872	293,268
Installed Building Products, Inc.	9,103	2,174,980
KB Home	27,369	1,818,123
Landsea Homes Corp.†	7,757	105,650
LCI Industries	9,492	1,195,802
LGI Homes, Inc.†	7,994	912,035
M/I Homes, Inc.†	10,346	1,313,839
MDC Holdings, Inc.	23,033	1,444,169
Meritage Homes Corp.	13,989	2,205,506
Skyline Champion Corp.†	20,578	1,724,231
Taylor Morrison Home Corp.†	39,791	2,252,569
Tri Pointe Homes, Inc.†	36,937	1,306,831
United Homes Group, Inc.#†	2,073	14,470
Winnebago Industries, Inc.	11,144	799,359
		21,296,856
Home Furnishings — 0.3%
Daktronics, Inc.†	14,466	125,565
Ethan Allen Interiors, Inc.	8,770	293,181
Hooker Furnishings Corp.	4,099	100,466
iRobot Corp.†	10,528	120,124
Lovesac Co.†	5,387	124,116
MillerKnoll, Inc.	28,338	865,726
Purple Innovation, Inc.#	21,041	39,136
Sleep Number Corp.†	8,204	135,530
Snap One Holdings Corp.#†	7,020	58,126
Sonos, Inc.†	48,780	924,869
Traeger, Inc.†	13,625	30,248
Vizio Holding Corp., Class A†	29,478	324,553
Security Description	Shares or Principal Amount	Value

Home Furnishings (continued)
VOXX International Corp.†	4,547	$ 38,650
Xperi, Inc.†	16,671	182,714
		3,363,004
Household Products/Wares — 0.4%
ACCO Brands Corp.	35,464	197,889
Bright Green Corp.#†	23,842	5,941
Central Garden & Pet Co.#†	3,700	162,319
Central Garden & Pet Co., Class A†	19,824	747,167
Helen of Troy, Ltd.†	9,133	1,141,625
Quanex Building Products Corp.	12,675	438,301
WD-40 Co.	5,215	1,399,654
		4,092,896
Insurance — 2.2%
Ambac Financial Group, Inc.†	16,989	277,940
American Coastal Insurance Corp.†	7,528	104,940
American Equity Investment Life Holding Co.	30,194	1,676,975
AMERISAFE, Inc.	7,322	386,309
BRP Group, Inc., Class A#†	23,122	643,254
CNO Financial Group, Inc.	43,013	1,148,017
Crawford & Co., Class A	5,561	65,119
Donegal Group, Inc., Class A	5,988	83,832
eHealth, Inc.†	10,758	71,003
Employers Holdings, Inc.	9,846	450,061
Enstar Group, Ltd.†	4,582	1,410,981
Essent Group, Ltd.	40,246	2,155,978
F&G Annuities & Life, Inc.#	7,191	271,676
Fidelis Insurance Holdings, Ltd.†	5,821	87,082
Genworth Financial, Inc., Class A†	177,489	1,091,557
GoHealth, Inc.†	1,594	21,455
Goosehead Insurance, Inc., Class A†	8,275	626,004
Greenlight Capital Re, Ltd., Class A†	9,920	125,290
HCI Group, Inc.#	2,471	241,219
Hippo Holdings, Inc.#†	4,088	57,436
Horace Mann Educators Corp.	15,783	571,187
Investors Title Co.	468	72,737
Jackson Financial, Inc., Class A	31,813	1,751,306
James River Group Holdings, Ltd.	14,216	142,018
Kingsway Financial Services, Inc.†	4,185	36,912
Lemonade, Inc.#†	19,466	316,128
Maiden Holdings, Ltd.†	34,840	47,034
MBIA, Inc.	17,548	114,588
Mercury General Corp.	10,293	501,166
National Western Life Group, Inc., Class A	874	424,397
NI Holdings, Inc.†	3,169	44,366
NMI Holdings, Inc., Class A†	31,058	934,225
Palomar Holdings, Inc.†	9,364	712,975
ProAssurance Corp.	20,011	246,736
Safety Insurance Group, Inc.	5,515	453,112
Selective Insurance Group, Inc.	23,126	2,416,204
Selectquote, Inc.†	52,364	101,586
SiriusPoint, Ltd.†	26,829	329,192
Skyward Specialty Insurance Group, Inc.†	9,161	335,201
Stewart Information Services Corp.	10,279	647,371
Tiptree, Inc.	9,212	161,302
Trupanion, Inc.#†	15,195	406,466
United Fire Group, Inc.	8,074	188,043
Universal Insurance Holdings, Inc.	9,324	188,252
		22,138,632
Internet — 1.7%
Beyond, Inc.†	17,319	580,706
1-800-Flowers.com, Inc., Class A†	9,995	104,148

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Allbirds, Inc., Class A#†	37,157	$ 33,813
BARK, Inc.#†	51,214	61,457
Blade Air Mobility, Inc.†	23,105	73,474
Bumble, Inc., Class A†	38,858	444,924
Cargurus, Inc.†	37,558	831,534
CarParts.com, Inc.†	20,891	53,272
Cars.com, Inc.†	25,546	468,514
Cogent Communications Holdings, Inc.	16,811	1,360,178
ContextLogic, Inc., Class A#†	8,619	56,023
Couchbase, Inc.†	13,355	375,008
DHI Group, Inc.†	16,432	46,503
Entravision Communications Corp., Class A	23,100	88,935
ePlus, Inc.†	10,206	840,872
Eventbrite, Inc., Class A†	29,688	166,253
EverQuote, Inc., Class A#†	8,241	132,021
Figs, Inc., Class A#†	49,073	256,652
fuboTV, Inc.#†	108,730	225,071
Gambling.com Group, Ltd.†	5,884	53,897
Grindr, Inc.†	15,740	130,327
HealthStream, Inc.	9,249	252,313
Hims & Hers Health, Inc.†	46,914	611,759
Lands' End, Inc.†	5,690	55,364
Liquidity Services, Inc.†	8,847	158,627
Magnite, Inc.†	51,958	624,535
MediaAlpha, Inc., Class A#†	8,678	180,068
Mondee Holdings, Inc.#†	17,424	39,204
Nerdy, Inc.#†	24,007	69,620
Nextdoor Holdings, Inc.†	55,863	122,340
Open Lending Corp.†	38,209	277,397
Opendoor Technologies, Inc.†	213,363	657,158
OptimizeRx Corp.#†	6,205	98,225
Perficient, Inc.†	13,180	854,987
Q2 Holdings, Inc.†	21,860	1,010,588
QuinStreet, Inc.†	20,288	296,813
Revolve Group, Inc.#†	15,755	345,507
Shutterstock, Inc.#	9,472	461,855
Solo Brands, Inc., Class A#†	7,634	20,612
Sprinklr, Inc.†	40,551	528,380
Squarespace, Inc., Class A†	19,385	645,133
Stitch Fix, Inc., Class A†	32,852	106,112
TechTarget, Inc.†	9,761	309,521
TrueCar, Inc.†	34,369	119,604
Tucows, Inc., Class A#†	3,811	72,028
Upwork, Inc.†	48,018	629,036
Vivid Seats, Inc., Class A†	9,372	56,419
Yelp, Inc.†	25,566	982,757
Ziff Davis, Inc.†	17,770	1,221,865
		17,191,409
Investment Companies — 0.1%
Cannae Holdings, Inc.†	26,362	575,219
Compass Diversified Holdings	24,257	557,911
FTAI Infrastructure, Inc.	37,985	173,971
		1,307,101
Iron/Steel — 0.7%
Radius Recycling, Inc., Class A	9,935	196,316
ATI, Inc.†	49,534	2,436,082
Carpenter Technology Corp.	18,791	1,214,838
Commercial Metals Co.	44,996	2,429,784
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Haynes International, Inc.	4,802	$ 285,383
Worthington Steel, Inc.†	11,826	374,411
		6,936,814
Leisure Time — 0.5%
Acushnet Holdings Corp.	11,843	762,926
Bowlero Corp.#	6,476	80,626
Camping World Holdings, Inc., Class A	16,052	428,428
Clarus Corp.	11,234	64,708
Dragonfly Energy Holdings Corp.†	11,211	7,354
Escalade, Inc.	3,821	56,666
Global Business Travel Group I†	12,384	74,304
Johnson Outdoors, Inc., Class A	2,078	95,505
Life Time Group Holdings, Inc.†	17,144	235,559
Lindblad Expeditions Holdings, Inc.†	13,420	124,403
Livewire Group, Inc.†	7,386	69,281
Malibu Boats, Inc., Class A†	7,808	340,741
Marine Products Corp.	3,229	37,004
MasterCraft Boat Holdings, Inc.†	6,515	142,874
OneSpaWorld Holdings, Ltd.†	32,033	417,710
Topgolf Callaway Brands Corp.†	55,266	786,988
Virgin Galactic Holdings, Inc.†	126,010	219,257
Vista Outdoor, Inc.†	22,186	692,203
Xponential Fitness, Inc., Class A†	9,661	97,383
		4,733,920
Lodging — 0.2%
Century Casinos, Inc.#†	10,556	30,718
Full House Resorts, Inc.#†	12,608	64,679
Hilton Grand Vacations, Inc.†	30,871	1,385,490
Marcus Corp.#	9,307	136,534
		1,617,421
Machinery-Construction & Mining — 0.3%
Argan, Inc.	4,865	227,974
Astec Industries, Inc.	8,728	354,357
Babcock & Wilcox Enterprises, Inc.†	22,570	28,890
Bloom Energy Corp., Class A#†	73,976	648,769
Hyster-Yale Materials Handling, Inc.	4,274	251,653
Manitowoc Co., Inc.†	13,381	186,531
NuScale Power Corp.#†	20,840	64,604
Terex Corp.	25,540	1,464,719
Transphorm, Inc.†	11,268	54,199
		3,281,696
Machinery-Diversified — 1.9%
Alamo Group, Inc.	3,876	784,076
Albany International Corp., Class A	12,016	1,127,942
Applied Industrial Technologies, Inc.	14,822	2,814,550
Cactus, Inc., Class A	24,823	1,139,376
Chart Industries, Inc.†	16,508	2,358,333
Columbus McKinnon Corp.	10,834	452,536
CSW Industrials, Inc.	5,919	1,363,678
DXP Enterprises, Inc.†	5,222	185,485
Eastman Kodak Co.†	21,883	116,855
Gencor Industries, Inc.†	4,045	66,298
Gorman-Rupp Co.	8,791	328,168
GrafTech International, Ltd.	74,417	130,974
Ichor Holdings, Ltd.†	10,951	468,703
Intevac, Inc.†	9,939	38,364
Kadant, Inc.	4,490	1,514,477
Lindsay Corp.	4,245	506,471
Mueller Water Products, Inc., Class A	59,602	926,811
Tennant Co.	7,110	804,781

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Thermon Group Holdings, Inc.†	12,837	$ 350,322
Watts Water Technologies, Inc., Class A	10,505	2,142,495
Zurn Elkay Water Solutions Corp.	56,831	1,804,384
		19,425,079
Media — 0.4%
AMC Networks, Inc., Class A†	11,861	153,481
E.W. Scripps Co., Class A†	22,841	92,049
Gannett Co., Inc.†	55,373	117,945
Gray Television, Inc.	32,443	189,467
iHeartMedia, Inc., Class A†	39,865	110,426
Liberty Latin America, Ltd., Class A†	13,503	86,824
Liberty Latin America, Ltd., Class C†	52,806	344,295
Scholastic Corp.	10,275	405,246
Sinclair, Inc.	12,603	187,155
Sphere Entertainment Co.#†	10,217	442,396
TEGNA, Inc.	77,545	1,086,406
Thryv Holdings, Inc.†	11,900	249,186
Townsquare Media, Inc.	4,483	47,699
Urban One, Inc.†	3,477	11,509
Urban One, Inc.†	4,375	12,731
Value Line, Inc.	323	13,921
WideOpenWest, Inc.†	19,206	76,824
		3,627,560
Metal Fabricate/Hardware — 0.8%
Metallus, Inc.†	16,695	363,116
AZZ, Inc.#	9,529	693,711
Helios Technologies, Inc.	12,737	562,339
Hillman Solutions Corp.†	74,979	730,295
Janus International Group, Inc.†	32,609	467,939
Mayville Engineering Co., Inc.†	4,302	52,656
Mueller Industries, Inc.	43,053	2,212,063
Northwest Pipe Co.†	3,777	112,668
Olympic Steel, Inc.	3,785	257,456
Omega Flex, Inc.	1,256	87,480
Park-Ohio Holdings Corp.	3,286	88,262
Proto Labs, Inc.†	10,125	368,854
Ryerson Holding Corp.	10,801	341,096
Standex International Corp.	4,530	783,690
Tredegar Corp.	10,239	44,540
Worthington Industries, Inc.#	11,826	734,631
Xometry, Inc., Class A#†	13,033	254,926
		8,155,722
Mining — 0.6%
5E Advanced Materials, Inc.#†	15,090	27,313
Caledonia Mining Corp. PLC	6,300	62,307
Centrus Energy Corp., Class A†	4,713	192,243
Century Aluminum Co.†	20,202	211,515
Coeur Mining, Inc.†	127,145	329,306
Compass Minerals International, Inc.	13,154	299,911
Constellium SE†	49,477	959,359
Contango ORE, Inc.†	2,989	50,604
Dakota Gold Corp.†	21,584	45,758
Encore Energy Corp.†	56,326	217,418
Energy Fuels, Inc.#†	60,320	381,826
Hecla Mining Co.	234,667	830,721
i-80 Gold Corp.#†	74,139	93,415
Ivanhoe Electric, Inc.†	24,254	179,480
Kaiser Aluminum Corp.	6,125	444,185
NioCorp Developments, Ltd.#†	810	2,114
Novagold Resources, Inc.†	92,846	230,258
Security Description	Shares or Principal Amount	Value

Mining (continued)
Pan American Silver Corp. CVR#†	171,891	$ 74,085
Perpetua Resources Corp.†	14,496	41,894
Piedmont Lithium, Inc.#†	6,886	100,260
United States Lime & Minerals, Inc.	790	201,434
Uranium Energy Corp.#†	145,192	940,844
		5,916,250
Miscellaneous Manufacturing — 1.2%
AMMO, Inc.#†	34,619	82,393
Core Molding Technologies, Inc.†	2,808	51,583
Enpro, Inc.	8,047	1,253,884
Fabrinet†	14,136	3,047,297
Federal Signal Corp.	23,017	1,885,322
Hillenbrand, Inc.	26,916	1,279,856
John Bean Technologies Corp.	12,231	1,241,202
LSB Industries, Inc.†	20,610	151,690
Materion Corp.	7,887	1,059,382
Myers Industries, Inc.	14,036	269,912
NL Industries, Inc.	3,222	16,432
Park Aerospace Corp.	7,141	108,686
Sight Sciences, Inc.†	8,294	33,342
Smith & Wesson Brands, Inc.	17,558	241,071
Sturm Ruger & Co., Inc.	6,715	290,894
Trinity Industries, Inc.	31,183	791,425
		11,804,371
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	10,559	295,335
Office Furnishings — 0.2%
CompX International, Inc.	584	13,613
HNI Corp.	17,735	794,705
Interface, Inc.	22,013	346,044
Steelcase, Inc., Class A	35,578	488,842
		1,643,204
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	67,378	271,533
Xerox Holdings Corp.	44,923	837,814
		1,109,347
Oil & Gas — 4.1%
Amplify Energy Corp.†	13,923	84,095
Berry Corp.	28,936	203,999
Borr Drilling, Ltd.#	84,398	508,076
California Resources Corp.	26,756	1,395,860
Callon Petroleum Co.†	23,525	733,039
Chord Energy Corp.	16,073	2,611,059
Civitas Resources, Inc.	31,054	2,132,789
CNX Resources Corp.†	60,159	1,260,331
Comstock Resources, Inc.#	35,298	301,798
Crescent Energy Co., Class A	29,595	330,872
CVR Energy, Inc.	11,383	377,688
Delek US Holdings, Inc.	24,709	630,327
Diamond Offshore Drilling, Inc.†	39,068	433,264
DLB Oil & Gas, Inc.†(1)	3,000	0
Empire Petroleum Corp.#†	5,009	29,703
Evolution Petroleum Corp.#	11,912	69,804
Granite Ridge Resources, Inc.	13,085	80,473
Gulfport Energy Corp.†	4,301	610,699
Helmerich & Payne, Inc.	37,396	1,435,632
HighPeak Energy, Inc.#	4,620	76,553
Kosmos Energy, Ltd.†	175,314	1,076,428

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Magnolia Oil & Gas Corp., Class A	68,906	$ 1,562,788
Matador Resources Co.	43,518	2,748,162
Murphy Oil Corp.	57,080	2,264,364
Nabors Industries, Ltd.†	3,518	275,706
Noble Corp. PLC	43,252	1,808,366
Northern Oil & Gas, Inc.	33,803	1,207,781
Par Pacific Holdings, Inc.†	21,221	766,502
Patterson-UTI Energy, Inc.	135,798	1,571,183
PBF Energy, Inc., Class A	42,856	2,001,375
Permian Resources Corp.	149,945	2,333,144
PrimeEnergy Resources Corp.†	279	27,579
Riley Exploration Permian, Inc.	3,395	80,292
Ring Energy, Inc.#†	46,030	65,823
SandRidge Energy, Inc.	12,252	159,766
Seadrill, Ltd.†	19,405	818,891
SilverBow Resources, Inc.†	8,097	229,874
Sitio Royalties Corp.	31,567	720,359
SM Energy Co.	45,399	1,987,114
Talos Energy, Inc.†	51,901	684,574
Tellurian, Inc.#†	212,249	168,504
VAALCO Energy, Inc.	41,369	184,506
Valaris, Ltd.†	23,201	1,462,823
Vertex Energy, Inc.#†	25,074	33,850
Vital Energy, Inc.†	8,966	451,259
Vitesse Energy, Inc.	9,624	218,754
W&T Offshore, Inc.	37,739	113,972
Weatherford International PLC†	27,346	2,805,973
		41,135,773
Oil & Gas Services — 1.2%
DNOW, Inc.†	40,896	578,678
Archrock, Inc.	53,392	975,472
Aris Water Solution, Inc., Class A	11,473	138,135
Atlas Energy Solutions, Inc.#	6,831	128,833
Bristow Group, Inc.†	9,070	244,437
ChampionX Corp.	75,199	2,335,681
Core Laboratories, Inc.	18,002	269,490
DMC Global, Inc.†	7,495	125,017
Dril-Quip, Inc.†	13,066	295,292
Expro Group Holdings NV†	34,388	615,201
Forum Energy Technologies, Inc.†	3,711	74,257
Helix Energy Solutions Group, Inc.†	55,253	497,277
KLX Energy Services Holdings, Inc.#†	4,861	39,471
Kodiak Gas Services, Inc.	6,088	155,244
Liberty Energy, Inc.	63,097	1,349,014
Mammoth Energy Services, Inc.†	8,941	32,545
Newpark Resources, Inc.†	29,315	188,495
Oceaneering International, Inc.†	38,591	762,558
Oil States International, Inc.†	24,211	130,497
ProFrac Holding Corp., Class A#†	9,968	81,538
ProPetro Holding Corp.†	37,074	274,348
Ranger Energy Services, Inc.	5,640	59,164
RPC, Inc.#	32,654	241,313
SEACOR Marine Holdings, Inc.†	9,244	97,062
Select Water Solutions, Inc.	30,663	261,862
Solaris Oilfield Infrastructure, Inc., Class A	11,221	95,042
TETRA Technologies, Inc.†	48,107	187,617
Tidewater, Inc.†	17,834	1,248,915
US Silica Holdings, Inc.†	28,943	332,844
		11,815,299
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.3%
Clearwater Paper Corp.†	6,274	$ 246,505
Greif, Inc., Class A	9,341	602,121
Greif, Inc., Class B	1,985	127,080
Karat Packaging, Inc.	2,606	77,112
O-I Glass, Inc.†	59,664	1,009,515
Pactiv Evergreen, Inc.	15,370	226,707
Ranpak Holdings Corp.†	16,642	79,049
TriMas Corp.	15,932	374,402
		2,742,491
Pharmaceuticals — 2.9%
ACELYRIN, Inc.#†	12,720	107,484
Aclaris Therapeutics, Inc.†	26,654	31,718
AdaptHealth Corp.†	36,735	375,799
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Agios Pharmaceuticals, Inc.†	21,317	688,965
Alector, Inc.†	24,359	169,782
Alkermes PLC†	63,679	1,890,630
Amneal Pharmaceuticals, Inc.†	46,781	258,231
Amphastar Pharmaceuticals, Inc.†	14,782	688,398
Amylyx Pharmaceuticals, Inc.†	19,492	367,424
Anika Therapeutics, Inc.†	5,617	136,381
Arvinas, Inc.†	18,845	866,493
Assertio Holdings, Inc.†	34,056	30,102
BellRing Brands, Inc.†	50,665	2,885,372
Beyond Air, Inc.#†	10,377	21,273
Biote Corp.†	5,372	31,963
Bioxcel Therapeutics, Inc.#†	7,785	24,756
Catalyst Pharmaceuticals, Inc.†	38,541	617,812
Citius Pharmaceuticals, Inc.#†	47,162	36,235
Coherus Biosciences, Inc.#†	38,302	87,329
Collegium Pharmaceutical, Inc.†	13,304	488,390
Corcept Therapeutics, Inc.†	30,800	723,800
CorMedix, Inc.#†	21,092	74,666
Eagle Pharmaceuticals, Inc.#†	3,971	23,270
Enanta Pharmaceuticals, Inc.†	7,676	110,304
Enliven Therapeutics, Inc.†	8,958	143,059
Eyenovia, Inc.#†	11,546	24,997
Fennec Pharmaceuticals, Inc.†	6,964	65,949
Foghorn Therapeutics, Inc.†	7,801	60,302
Gritstone Bio, Inc.#†	33,682	94,310
Harmony Biosciences Holdings, Inc.†	12,371	397,109
Harrow, Inc.#†	11,633	125,927
Herbalife, Ltd.†	37,949	335,090
Heron Therapeutics, Inc.†	39,736	105,698
Immuneering Corp., Class A#†	8,592	53,270
Ironwood Pharmaceuticals, Inc.†	53,200	501,676
Jounce Therapeutics, Inc. CVR#†(1)	15,509	465
KalVista Pharmaceuticals, Inc.†	11,881	162,176
Kura Oncology, Inc.†	27,080	570,846
Longboard Pharmaceuticals, Inc.†	5,978	132,592
Lyell Immunopharma, Inc.#†	66,598	194,466
Madrigal Pharmaceuticals, Inc.#†	5,678	1,341,144
MannKind Corp.†	100,093	411,382
Marinus Pharmaceuticals, Inc.#†	19,461	184,879
Mirum Pharmaceuticals, Inc.†	9,497	272,659
Morphic Holding, Inc.†	14,101	521,032
Nature's Sunshine Products, Inc.†	5,062	89,851
Nuvectis Pharma, Inc.#†	2,853	28,159
Ocular Therapeutix, Inc.†	30,674	308,580
Optinose, Inc.†	27,982	49,808
Option Care Health, Inc.†	64,361	2,076,929
ORIC Pharmaceuticals, Inc.#†	14,979	190,832

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Outlook Therapeutics, Inc.#†	60,357	$ 26,364
Owens & Minor, Inc.†	28,510	693,648
Pacira BioSciences, Inc.†	17,483	519,595
PetIQ, Inc.†	10,490	191,023
Phibro Animal Health Corp., Class A	7,850	101,501
PMV Pharmaceuticals, Inc.†	14,800	27,380
Prestige Consumer Healthcare, Inc.†	19,129	1,330,996
Protagonist Therapeutics, Inc.†	21,919	665,899
Reneo Pharmaceuticals, Inc.†	4,980	8,217
Revance Therapeutics, Inc.†	33,583	239,783
Rhythm Pharmaceuticals, Inc.†	19,716	856,069
Sagimet Biosciences, Inc.†	2,131	13,063
Scpharmaceuticals, Inc.#†	11,083	66,720
Seres Therapeutics, Inc.#†	37,331	42,557
SIGA Technologies, Inc.	17,683	92,128
Summit Therapeutics, Inc.#†	44,470	201,894
Supernus Pharmaceuticals, Inc.†	18,864	560,261
Taro Pharmaceutical Industries, Ltd.†	3,138	132,016
Trevi Therapeutics, Inc.†	16,176	47,234
USANA Health Sciences, Inc.†	4,364	210,607
Vanda Pharmaceuticals, Inc.†	21,679	96,905
Vaxcyte, Inc.†	40,201	2,967,638
Verrica Pharmaceuticals, Inc.#†	8,012	42,223
Voyager Therapeutics, Inc.†	12,189	101,412
Xeris Biopharma Holdings, Inc.†	51,065	157,025
Y-mAbs Therapeutics, Inc.†	14,119	235,787
		28,807,709
Pipelines — 0.3%
Equitrans Midstream Corp.	167,756	1,793,312
Excelerate Energy, Inc., Class A	6,949	109,099
Golar LNG, Ltd.	38,472	780,597
Kinetik Holdings, Inc.	6,987	246,781
NextDecade Corp.#†	29,976	137,590
		3,067,379
Private Equity — 0.2%
Chicago Atlantic Real Estate Finance, Inc.#	6,283	102,350
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	40,647	1,023,085
P10, Inc.	16,776	155,514
Patria Investments, Ltd.	20,877	311,067
		1,592,016
Real Estate — 0.6%
American Realty Investors, Inc.#†	573	11,088
Angel Oak Mtg. REIT, Inc.	4,537	47,502
Anywhere Real Estate, Inc.†	41,399	259,572
Compass, Inc., Class A†	109,304	431,751
Cushman & Wakefield PLC†	63,781	637,172
Douglas Elliman, Inc.	31,117	57,255
eXp World Holdings, Inc.#	27,372	358,573
FRP Holdings, Inc.†	2,532	152,426
Kennedy-Wilson Holdings, Inc.	45,960	403,529
Legacy Housing Corp.†	3,807	97,916
Marcus & Millichap, Inc.#	9,110	334,246
Maui Land & Pineapple Co., Inc.†	2,894	56,636
McGrath RentCorp	9,483	1,180,444
Newmark Group, Inc., Class A	52,714	568,784
RE/MAX Holdings, Inc., Class A	6,709	57,228
Redfin Corp.†	41,988	298,325
RMR Group, Inc., Class A	5,910	144,618
St. Joe Co.	13,226	712,485
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Star Holdings†	4,973	$ 61,416
Stratus Properties, Inc.†	2,163	47,261
Transcontinental Realty Investors, Inc.#†	484	18,813
		5,937,040
REITS — 5.9%
Acadia Realty Trust	35,889	588,221
AFC Gamma, Inc.	6,291	72,347
Alexander & Baldwin, Inc.	27,851	452,857
Alexander's, Inc.	825	182,366
Alpine Income Property Trust, Inc.	4,868	75,989
American Assets Trust, Inc.	18,743	404,287
Apartment Investment & Management Co., Class A†	56,160	414,461
Apollo Commercial Real Estate Finance, Inc.	54,525	611,225
Apple Hospitality REIT, Inc.	82,814	1,332,477
Arbor Realty Trust, Inc.	70,695	947,313
Ares Commercial Real Estate Corp.#	19,955	150,461
Armada Hoffler Properties, Inc.	25,869	263,346
ARMOUR Residential REIT, Inc.	18,878	373,784
Blackstone Mtg. Trust, Inc., Class A	66,179	1,348,066
Braemar Hotels & Resorts, Inc.	25,178	57,406
Brandywine Realty Trust	65,351	281,009
BrightSpire Capital, Inc.	49,470	341,838
Broadstone Net Lease, Inc.	72,201	1,076,517
BRT Apartments Corp.	4,510	69,815
CareTrust REIT, Inc.	38,466	867,793
CBL & Associates Properties, Inc.#	10,331	238,233
Centerspace	5,804	322,644
Chatham Lodging Trust	18,508	188,782
Chimera Investment Corp.	87,352	380,855
City Office REIT, Inc.	14,973	68,576
Claros Mtg. Trust, Inc.	34,853	337,377
Clipper Realty, Inc.	4,391	20,550
Community Healthcare Trust, Inc.	10,247	278,104
COPT Defense Properties	43,309	1,049,377
CTO Realty Growth, Inc.	8,436	143,834
DiamondRock Hospitality Co.	80,757	759,116
Diversified Healthcare Trust	91,743	300,917
Douglas Emmett, Inc.	61,934	818,767
Dynex Capital, Inc.#	21,675	267,470
Easterly Government Properties, Inc.	36,809	434,346
Ellington Financial, Inc.#	28,861	326,995
Elme Communities	33,752	434,726
Empire State Realty Trust, Inc., Class A	50,725	505,728
Equity Commonwealth†	39,204	738,211
Essential Properties Realty Trust, Inc.	59,903	1,431,083
Farmland Partners, Inc.#	17,154	202,417
Four Corners Property Trust, Inc.	34,747	840,182
Franklin BSP Realty Trust, Inc.	31,924	412,139
Getty Realty Corp.	18,330	483,179
Gladstone Commercial Corp.	15,263	188,956
Gladstone Land Corp.	12,869	167,426
Global Medical REIT, Inc.	23,417	209,582
Global Net Lease, Inc.	74,745	538,911
Granite Point Mtg. Trust, Inc.	19,617	92,985
Hudson Pacific Properties, Inc.	53,038	336,261
Independence Realty Trust, Inc.	86,658	1,268,673
Innovative Industrial Properties, Inc.	10,725	1,050,943
InvenTrust Properties Corp.	26,109	659,252
Invesco Mtg. Capital, Inc.#	17,262	155,876
JBG SMITH Properties	38,956	645,890
Kite Realty Group Trust	83,621	1,790,326
KKR Real Estate Finance Trust, Inc.	22,618	220,526

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Ladder Capital Corp.	43,492	$ 470,149
LTC Properties, Inc.	15,749	495,464
LXP Industrial Trust	111,285	963,728
Macerich Co.	83,003	1,362,079
MFA Financial, Inc.	39,285	440,778
National Health Investors, Inc.	16,033	921,417
NETSTREIT Corp.	26,561	446,490
New York Mtg. Trust, Inc.	34,945	251,953
NexPoint Diversified Real Estate Trust#	11,937	75,561
Nexpoint Real Estate Finance, Inc.	3,097	43,482
NexPoint Residential Trust, Inc.	8,666	253,134
Office Properties Income Trust	18,482	49,347
One Liberty Properties, Inc.	6,239	126,277
Orchid Island Capital, Inc.#	20,207	173,780
Orion Office REIT, Inc.	21,945	77,027
Outfront Media, Inc.	56,673	814,391
Paramount Group, Inc.	71,043	314,720
Peakstone Realty Trust	13,893	191,307
Pebblebrook Hotel Trust	45,663	723,302
PennyMac Mtg. Investment Trust	33,382	471,688
Phillips Edison & Co., Inc.	45,311	1,618,509
Physicians Realty Trust	91,410	1,026,534
Piedmont Office Realty Trust, Inc., Class A	47,425	297,355
Plymouth Industrial REIT, Inc.	16,958	365,784
Postal Realty Trust, Inc., Class A	7,836	112,212
PotlatchDeltic Corp.	30,388	1,373,841
Ready Capital Corp.	61,510	543,133
Redwood Trust, Inc.	43,739	268,120
Retail Opportunity Investments Corp.	47,274	611,253
RLJ Lodging Trust	59,504	706,312
Ryman Hospitality Properties, Inc.	22,414	2,655,611
Sabra Health Care REIT, Inc.	88,902	1,233,960
Safehold, Inc.	18,684	375,922
Saul Centers, Inc.	4,475	161,950
Service Properties Trust	63,331	430,651
SITE Centers Corp.	73,205	994,124
SL Green Realty Corp.	24,885	1,206,425
Summit Hotel Properties, Inc.	40,243	258,360
Sunstone Hotel Investors, Inc.	80,011	895,323
Tanger, Inc.	39,244	1,130,620
Terreno Realty Corp.	31,834	2,046,926
TPG RE Finance Trust, Inc.	26,522	198,385
Two Harbors Investment Corp.	37,345	473,161
UMH Properties, Inc.	22,981	353,907
Uniti Group, Inc.	91,484	536,096
Universal Health Realty Income Trust	4,941	191,612
Urban Edge Properties	44,126	750,583
Veris Residential, Inc.	30,382	443,577
Whitestone REIT	18,677	230,101
Xenia Hotels & Resorts, Inc.	41,245	632,698
		59,009,912
Retail — 4.4%
Abercrombie & Fitch Co., Class A†	18,747	2,395,117
Academy Sports & Outdoors, Inc.	27,775	2,075,348
American Eagle Outfitters, Inc.	70,173	1,666,609
America's Car-Mart, Inc.†	2,252	151,650
Arko Corp.	31,198	203,723
Asbury Automotive Group, Inc.†	7,953	1,660,825
Beacon Roofing Supply, Inc.†	24,288	2,086,096
Big 5 Sporting Goods Corp.#	8,254	39,619
Big Lots, Inc.	10,926	59,219
Security Description	Shares or Principal Amount	Value

Retail (continued)
Biglari Holdings, Inc., Class B†	284	$ 49,192
BJ's Restaurants, Inc.†	8,737	305,970
Bloomin' Brands, Inc.	33,658	914,825
BlueLinx Holdings, Inc.†	3,249	412,136
Boot Barn Holdings, Inc.†	11,425	1,056,813
Brinker International, Inc.†	16,844	780,551
Buckle, Inc.	11,729	480,185
Build-A-Bear Workshop, Inc.	5,048	120,849
Caleres, Inc.	13,046	503,706
Carrols Restaurant Group, Inc.	14,104	133,565
Carvana Co.#†	36,843	2,797,489
Cato Corp., Class A	6,680	44,155
Cheesecake Factory, Inc.#	18,630	659,129
Children's Place, Inc.†	4,578	88,081
Chuy's Holdings, Inc.†	6,933	234,543
Clean Energy Fuels Corp.†	65,123	192,113
Cracker Barrel Old Country Store, Inc.#	8,473	560,320
Dave & Buster's Entertainment, Inc.†	13,880	856,951
Denny's Corp.†	19,693	181,766
Designer Brands, Inc., Class A	16,574	175,021
Destination XL Group, Inc.†	21,575	86,084
Dillard's, Inc., Class A	1,335	553,665
Dine Brands Global, Inc.	5,942	288,246
Duluth Holdings, Inc., Class B†	5,191	24,709
El Pollo Loco Holdings, Inc.†	10,673	96,697
Envela Corp.†	2,912	12,522
EVgo, Inc.#†	39,731	117,604
First Watch Restaurant Group, Inc.#†	8,528	213,626
FirstCash Holdings, Inc.	14,469	1,656,701
Foot Locker, Inc.	31,535	1,085,750
Genesco, Inc.†	4,231	135,054
GMS, Inc.†	15,757	1,407,258
Group 1 Automotive, Inc.	5,243	1,419,018
GrowGeneration Corp.†	22,584	48,330
Guess?, Inc.	10,802	274,155
Haverty Furniture Cos., Inc.	5,618	192,697
Hibbett, Inc.	4,695	384,755
J. Jill, Inc.†	1,746	43,633
Jack in the Box, Inc.	7,783	568,159
Kura Sushi USA, Inc., Class A†	2,239	212,772
La-Z-Boy, Inc.	16,672	633,369
Lazydays Holdings, Inc.†	2,922	11,746
Leslie's, Inc.#†	68,203	538,804
MarineMax, Inc.†	8,206	272,439
Movado Group, Inc.	5,884	168,930
National Vision Holdings, Inc.†	29,823	697,858
Noodles & Co.†	15,408	38,674
Nu Skin Enterprises, Inc., Class A	19,142	239,275
ODP Corp.†	12,469	704,249
ONE Group Hospitality, Inc.†	8,428	32,954
OneWater Marine, Inc., Class A#†	4,430	115,224
Papa John's International, Inc.	12,625	907,611
Patrick Industries, Inc.	8,200	983,508
PC Connection, Inc.	4,395	291,740
PetMed Express, Inc.	7,887	39,908
Portillo's, Inc., Class A†	17,400	252,822
Potbelly Corp.†	10,017	139,036
PriceSmart, Inc.	9,664	813,129
Qurate Retail, Inc.†	510	2,815
Red Robin Gourmet Burgers, Inc.#†	6,092	45,568
Sally Beauty Holdings, Inc.†	41,210	520,482
Savers Value Village, Inc.†	9,949	201,368
Shake Shack, Inc., Class A†	14,503	1,541,959

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Shoe Carnival, Inc.	6,990	$ 229,062
Signet Jewelers, Ltd.	17,118	1,741,928
Sonic Automotive, Inc., Class A	5,630	295,575
Sportsman's Warehouse Holdings, Inc.†	14,379	51,908
Sweetgreen, Inc., Class A#†	37,093	472,565
Tile Shop Holdings, Inc.†	11,059	76,860
Tilly's, Inc., Class A†	8,596	66,103
Urban Outfitters, Inc.†	24,508	1,018,307
Vera Bradley, Inc.†	10,068	78,530
Warby Parker, Inc., Class A†	32,541	413,596
Winmark Corp.	1,096	415,987
Zumiez, Inc.†	6,114	107,729
		43,868,619
Savings & Loans — 0.8%
WaFd, Inc.	24,756	674,353
Axos Financial, Inc.†	21,326	1,111,511
Banc of California, Inc.	50,417	737,601
Berkshire Hills Bancorp, Inc.	16,695	358,775
Brookline Bancorp, Inc.	33,527	327,559
Capitol Federal Financial, Inc.	49,027	283,866
Essa Bancorp, Inc.	3,335	57,896
Flushing Financial Corp.	10,635	136,553
FS Bancorp, Inc.	2,544	84,893
Greene County Bancorp, Inc.	2,684	76,655
Hingham Institution for Savings	571	95,917
Home Bancorp, Inc.	2,752	101,136
HomeTrust Bancshares, Inc.	5,643	148,129
Northfield Bancorp, Inc.	15,392	155,459
Northwest Bancshares, Inc.	48,939	560,841
OceanFirst Financial Corp.	22,371	340,039
Pacific Premier Bancorp, Inc.	36,442	833,064
Provident Financial Services, Inc.	28,197	425,211
Southern Missouri Bancorp, Inc.	3,643	156,212
Timberland Bancorp, Inc.	2,853	74,749
WaterStone Financial, Inc.	6,753	85,425
WSFS Financial Corp.	23,517	996,886
		7,822,730
Semiconductors — 2.7%
ACM Research, Inc., Class A†	18,470	571,092
Aehr Test Systems#†	10,604	172,527
Alpha & Omega Semiconductor, Ltd.†	8,902	194,954
Ambarella, Inc.†	14,561	813,232
Amkor Technology, Inc.	43,225	1,340,839
Atomera, Inc.#†	8,594	54,142
Axcelis Technologies, Inc.†	12,517	1,410,290
CEVA, Inc.†	8,924	202,039
Cohu, Inc.†	17,929	576,059
Diodes, Inc.†	17,345	1,179,113
FormFactor, Inc.†	29,630	1,274,979
Impinj, Inc.#†	8,957	978,283
inTEST Corp.†	4,498	52,537
Kulicke & Soffa Industries, Inc.	21,314	1,014,973
MACOM Technology Solutions Holdings, Inc.†	20,880	1,844,330
MaxLinear, Inc.†	29,206	567,765
Navitas Semiconductor Corp.†	41,991	257,825
Onto Innovation, Inc.†	18,808	3,463,681
Photronics, Inc.†	23,445	674,982
Power Integrations, Inc.	21,817	1,559,043
Rambus, Inc.†	41,878	2,480,853
Richardson Electronics, Ltd.	4,646	40,838
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Semtech Corp.#†	24,554	$ 520,545
Silicon Laboratories, Inc.†	12,196	1,677,438
SiTime Corp.†	6,674	617,345
SkyWater Technology, Inc.#†	7,044	81,429
SMART Global Holdings, Inc.†	18,555	394,665
Synaptics, Inc.†	15,158	1,517,316
Ultra Clean Holdings, Inc.†	17,079	737,813
Veeco Instruments, Inc.†	19,525	707,000
Vishay Precision Group, Inc.†	4,756	164,320
		27,142,247
Software — 5.7%
TruBridge, Inc.†	5,483	48,579
8x8, Inc.†	46,108	130,486
ACI Worldwide, Inc.†	41,658	1,370,965
ACV Auctions, Inc., Class A†	48,793	866,076
Adeia, Inc.#	41,084	465,893
Agilysys, Inc.†	7,696	598,749
Alignment Healthcare, Inc.†	32,662	195,972
Alkami Technology, Inc.†	15,392	384,030
Altair Engineering, Inc., Class A†	20,860	1,774,769
American Software, Inc., Class A	12,404	139,173
Amplitude, Inc., Class A†	25,994	308,289
Appfolio, Inc., Class A†	7,375	1,785,414
Appian Corp., Class A†	15,755	549,062
Asana, Inc., Class A†	31,209	614,817
Asure Software, Inc.†	8,778	81,811
AvePoint, Inc.†	57,018	456,144
AvidXchange Holdings, Inc.†	57,358	762,288
Bandwidth, Inc., Class A†	8,996	184,778
BigBear.ai Holdings, Inc.#†	11,239	37,763
BigCommerce Holdings, Inc., Series 1†	25,799	199,942
Blackbaud, Inc.†	16,726	1,157,105
BlackLine, Inc.†	21,867	1,240,515
Box, Inc., Class A†	54,140	1,396,271
Braze, Inc.†	20,119	1,144,771
Brightcove, Inc.†	16,752	37,106
C3.ai, Inc., Class A#†	31,243	1,155,054
Cardlytics, Inc.†	14,027	116,284
Cerence, Inc.†	15,483	230,697
Clear Secure, Inc., Class A	31,557	607,472
Climb Global Solutions, Inc.	1,596	108,480
CommVault Systems, Inc.†	16,923	1,619,700
Consensus Cloud Solutions, Inc.†	7,522	119,750
CoreCard Corp.#†	2,779	35,460
CS Disco, Inc.†	8,673	57,762
CSG Systems International, Inc.	12,142	662,467
CXApp, Inc.†	839	2,500
Daily Journal Corp.†	516	174,692
Definitive Healthcare Corp.#†	17,817	169,618
Digi International, Inc.†	13,495	398,912
Digimarc Corp.#†	5,457	191,322
Digital Turbine, Inc.†	36,748	116,491
DigitalOcean Holdings, Inc.†	24,346	923,200
Domo, Inc., Class B†	12,225	140,710
Donnelley Financial Solutions, Inc.†	9,500	613,320
Duolingo, Inc.†	11,229	2,683,731
E2open Parent Holdings, Inc.†	65,217	275,868
eGain Corp.†	7,993	48,997
Enfusion, Inc., Class A#†	14,486	125,594
Envestnet, Inc.†	19,240	991,437
Everbridge, Inc.†	15,621	441,606
EverCommerce, Inc.†	8,962	87,738

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Evolent Health, Inc., Class A†	42,280	$ 1,433,715
Expensify, Inc.†	21,198	44,092
Fastly, Inc., Class A†	46,387	659,623
Freshworks, Inc.†	62,216	1,271,695
Health Catalyst, Inc.†	21,691	180,469
HireRight Holdings Corp.†	5,281	74,832
IBEX Holdings, Ltd.†	3,580	57,137
Immersion Corporation	12,016	81,108
Innodata, Inc.#†	9,944	73,586
Inspired Entertainment, Inc.†	8,329	82,457
Instructure Holdings, Inc.†	7,487	171,602
Intapp, Inc.†	10,638	417,329
IonQ, Inc.#†	61,721	639,429
Jamf Holding Corp.†	27,149	488,410
Kaltura, Inc.†	32,344	43,017
LivePerson, Inc.†	30,126	38,260
Matterport, Inc.†	98,059	207,885
MeridianLink, Inc.†	10,081	191,136
MicroStrategy, Inc., Class A#†	4,688	4,795,074
Model N, Inc.†	14,597	358,502
Multiplan Corp.#†	147,696	165,419
N-able, Inc.†	26,855	361,737
Olo, Inc., Class A†	39,706	231,089
ON24, Inc.	11,920	83,678
Outbrain, Inc.†	15,754	57,975
Outset Medical, Inc.†	19,188	60,442
PagerDuty, Inc.†	34,799	840,744
PDF Solutions, Inc.†	11,760	399,722
Phreesia, Inc.†	20,338	503,365
Planet Labs PBC#†	67,269	147,319
Playstudios, Inc.†	32,839	77,828
PowerSchool Holdings, Inc., Class A†	21,521	449,574
Privia Health Group, Inc.†	43,223	964,737
Progress Software Corp.	16,714	891,859
PROS Holdings, Inc.†	17,163	613,577
PubMatic, Inc., Class A†	16,419	343,814
Rackspace Technology, Inc.#†	24,281	51,233
Red Violet, Inc.†	4,276	76,369
Sapiens International Corp. NV	11,799	363,055
Schrodinger, Inc.†	20,915	532,496
SEMrush Holdings, Inc.†	12,027	150,097
Sharecare, Inc.†	118,351	111,250
Simulations Plus, Inc.#	6,087	252,610
Skillsoft Corp.†	1,677	20,459
SolarWinds Corp.†	19,557	233,511
SoundHound AI, Inc.#†	52,980	393,112
Sprout Social, Inc., Class A†	18,345	1,134,088
SPS Commerce, Inc.†	14,095	2,609,830
Verint Systems, Inc.†	23,983	758,103
Veritone, Inc.#†	10,164	23,276
Verra Mobility Corp.†	53,609	1,159,027
Viant Technology, Inc., Class A†	5,629	51,168
Vimeo, Inc.†	58,442	279,937
Weave Communications, Inc.†	12,827	160,722
Workiva, Inc.†	19,091	1,644,117
Yext, Inc.†	41,092	243,265
Zeta Global Holdings Corp., Class A†	53,354	560,217
Zuora, Inc., Class A†	51,075	412,686
		56,752,495
Telecommunications — 1.2%
A10 Networks, Inc.	27,120	360,967
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
ADTRAN Holdings, Inc.	29,957	$ 170,455
Anterix, Inc.†	4,940	196,118
Applied Digital Corp.#†	31,474	130,617
AST SpaceMobile, Inc.†	30,851	97,798
ATN International, Inc.	4,175	140,030
Aviat Networks, Inc.†	4,370	155,091
BlackSky Technology, Inc.#†	45,880	65,150
Calix, Inc.†	22,646	789,666
Cambium Networks Corp.†	4,660	19,805
Clearfield, Inc.#†	5,024	151,574
CommScope Holding Co., Inc.†	80,399	93,665
Consolidated Communications Holdings, Inc.†	29,438	126,878
Credo Technology Group Holding, Ltd.†	44,042	948,665
DigitalBridge Group, Inc.	62,134	1,141,402
DZS, Inc.†	8,360	12,289
EchoStar Corp., Class A†	46,730	612,630
Extreme Networks, Inc.†	48,457	612,496
Globalstar, Inc.#†	268,961	419,579
Gogo, Inc.†	25,455	207,713
Harmonic, Inc.†	42,284	555,189
IDT Corp., Class B†	5,886	219,018
Infinera Corp.#†	76,581	384,437
InterDigital, Inc.	10,150	1,086,253
KVH Industries, Inc.†	7,200	34,200
Lumen Technologies, Inc.#†	387,014	626,963
Luna Innovations, Inc.#†	12,504	84,777
NETGEAR, Inc.†	11,100	166,389
Ooma, Inc.†	9,257	94,421
Preformed Line Products Co.	954	131,156
Ribbon Communications, Inc.†	34,091	101,932
Shenandoah Telecommunications Co.	18,654	348,084
Spok Holdings, Inc.	6,822	122,591
Telephone & Data Systems, Inc.	37,998	581,369
Terran Orbital Corp.#†	37,966	41,003
Viavi Solutions, Inc.†	84,960	811,368
		11,841,738
Textiles — 0.1%
UniFirst Corp.	5,763	972,333
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A#†	13,687	96,357
JAKKS Pacific, Inc.†	2,830	99,361
		195,718
Transportation — 1.6%
Air Transport Services Group, Inc.†	21,637	261,159
ArcBest Corp.	9,141	1,305,883
Ardmore Shipping Corp.	16,027	260,118
Costamare, Inc.	17,835	202,784
Covenant Logistics Group, Inc.	3,197	155,630
CryoPort, Inc.†	16,609	293,481
Daseke, Inc.†	15,769	130,094
DHT Holdings, Inc.	52,669	569,879
Dorian LPG, Ltd.	13,241	478,662
Eagle Bulk Shipping, Inc.#	3,553	217,692
FLEX LNG, Ltd.#	11,439	288,720
Forward Air Corp.	9,884	366,993
Genco Shipping & Trading, Ltd.	16,160	329,664
Golden Ocean Group, Ltd.	47,264	608,288
Heartland Express, Inc.	17,990	229,912
Himalaya Shipping, Ltd.#	10,824	85,401

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Hub Group, Inc., Class A†	24,140	$ 1,026,674
International Seaways, Inc.	15,600	825,708
Marten Transport, Ltd.	22,306	420,468
Matson, Inc.	13,254	1,471,857
Nordic American Tankers, Ltd.	78,806	320,741
Overseas Shipholding Group A	23,714	144,181
P.A.M. Transportation Services, Inc.†	2,373	43,948
Pangaea Logistics Solutions	13,981	117,161
Radiant Logistics, Inc.†	13,999	81,194
RXO, Inc.†	44,630	960,438
Safe Bulkers, Inc.#	25,455	118,111
Scorpio Tankers, Inc.	18,341	1,231,231
SFL Corp., Ltd.	44,212	590,672
Teekay Corp.†	23,787	180,068
Teekay Tankers, Ltd., Class A	9,182	503,357
Universal Logistics Holdings, Inc.	2,603	88,060
Werner Enterprises, Inc.	24,317	976,085
World Kinect Corp.	22,951	559,086
		15,443,400
Trucking & Leasing — 0.2%
GATX Corp.	13,638	1,729,844
Greenbrier Cos., Inc.	11,723	606,665
Willis Lease Finance Corp.†	1,130	54,150
		2,390,659
Water — 0.4%
American States Water Co.	14,232	1,016,307
Artesian Resources Corp., Class A	3,513	121,093
California Water Service Group	22,197	1,018,620
Consolidated Water Co., Ltd.#	5,773	170,650
Global Water Resources, Inc.	4,414	57,117
Middlesex Water Co.	6,730	342,490
SJW Group	12,260	675,036
York Water Co.	5,471	193,673
		3,594,986
Total Common Stocks (cost $810,133,355)		985,060,553
ESCROWS AND LITIGATION TRUSTS — 0.0%
Empire Resorts, Inc.#†(1) (cost $0)	1,967	0
WARRANTS — 0.0%
Biotechnology — 0.0%
Cassava Sciences, Inc. Expires 05/06/2024†	6,105	32,662
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	2,303	62,181
Chord Energy Corp. Expires 09/01/2025†	1,151	19,740
Nabors Industries, Ltd. Expires 06/11/2026†	1,334	11,205
		93,126
Total Warrants (cost $0)		125,788
Total Long-Term Investment Securities (cost $810,133,355)		985,186,341
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.7%
Unaffiliated Investment Companies — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(2)(3)	25,284,866	$ 25,284,866
U.S. Government — 0.2%
United States Treasury Bills
5.24%, 04/04/2024(4)	$ 250,000	248,752
5.27%, 03/28/2024 to 04/16/2024(4)	1,100,000	1,093,499
5.28%, 03/28/2024(4)	500,000	498,020
		1,840,271
Total Short-Term Investments (cost $27,125,174)		27,125,137
REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 02/29/2024, to be repurchased 03/01/2024 in the amount of $8,103,083 and collateralized by $8,269,400 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $8,264,878 (cost $8,102,723)	8,102,723	8,102,723
TOTAL INVESTMENTS (cost $845,361,252)	102.3%	1,020,414,201
Other assets less liabilities	(2.3)	(22,906,493)
NET ASSETS	100.0%	$997,507,708
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of February 29, 2024.
(3)	At February 29, 2024, the Fund had loaned securities with a total value of $49,163,869. This was secured by collateral of $25,284,866, which was received in cash and subsequently invested in short-term investments currently valued at $25,284,866 as reported in the Portfolio of Investments. Additional collateral of $25,305,430 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
Government National Mtg. Assoc.	1.75%	11/20/2051	$5,844
United States Treasury Bills	0.00%	04/04/2024 to 08/22/2024	248,024
United States Treasury Notes/Bonds	0.00% to 6.00%	03/15/2024 to 02/15/2054	25,051,562
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CVR—Contingent Value Rights

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
110	Long	E-Mini Russell 2000 Index	March 2024	$11,162,158	$11,315,150	$152,992
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$76,214,307	$—	$22,609	$76,236,916
Computers	36,017,334	32,469	—	36,049,803
Oil & Gas	41,135,773	—	0	41,135,773
Pharmaceuticals	28,807,244	—	465	28,807,709
Therapeutics	—	—	0	0
Other Industries	802,830,352	—	—	802,830,352
Escrows and Litigation Trusts	—	—	0	0
Warrants	125,788	—	—	125,788
Short-Term Investments:
U.S. Government	—	1,840,271	—	1,840,271
Other Short-Term Investments	25,284,866	—	—	25,284,866
Repurchase Agreements	—	8,102,723	—	8,102,723
Total Investments at Value	$1,010,415,664	$9,975,463	$23,074	$1,020,414,201
Other Financial Instruments:†
Futures Contracts	$152,992	$—	$—	$152,992
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Apparel — 1.1%
Delta Apparel, Inc.#†	25,888	$ 92,938
Levi Strauss & Co., Class A	38,415	698,000
Steven Madden, Ltd.	37,900	1,622,878
		2,413,816
Auto Parts & Equipment — 1.3%
Douglas Dynamics, Inc.	76,784	1,927,278
Holley, Inc.#†	225,613	967,880
		2,895,158
Banks — 7.7%
Associated Banc-Corp	85,451	1,780,799
First Hawaiian, Inc.	44,239	927,250
Hancock Whitney Corp.	62,204	2,712,094
Renasant Corp.	45,748	1,446,094
SouthState Corp.	35,254	2,962,746
UMB Financial Corp.	58,706	4,790,997
Webster Financial Corp.	39,108	1,863,105
		16,483,085
Beverages — 0.9%
Primo Water Corp.	114,885	1,862,286
Building Materials — 6.9%
Eagle Materials, Inc.	26,178	6,637,432
Griffon Corp.	31,191	2,227,037
MDU Resources Group, Inc.	59,073	1,280,703
Simpson Manufacturing Co., Inc.	7,970	1,663,179
UFP Industries, Inc.	25,600	2,934,528
		14,742,879
Chemicals — 9.8%
Avient Corp.	130,277	5,273,613
Ecovyst, Inc.†	166,433	1,606,078
Element Solutions, Inc.	6,858	161,163
Innospec, Inc.	60,921	7,570,653
Mativ Holdings, Inc.#	129,818	2,254,939
Minerals Technologies, Inc.	13,915	1,006,889
NewMarket Corp.	5,016	3,218,617
		21,091,952
Commercial Services — 6.3%
AMN Healthcare Services, Inc.†	5,779	325,184
API Group Corp.†	85,917	3,011,391
CBIZ, Inc.†	25,440	1,921,483
Custom Truck One Source, Inc.†	167,774	1,077,109
Ennis, Inc.	52,693	1,070,722
Euronet Worldwide, Inc.†	12,052	1,318,971
Korn Ferry	43,769	2,786,335
Matthews International Corp., Class A	18,151	525,290
Viad Corp.†	41,639	1,550,220
		13,586,705
Computers — 2.6%
Diebold Nixdorf, Inc.#†	19,841	653,959
Kyndryl Holdings, Inc.†	91,190	2,003,444
Maximus, Inc.	22,136	1,851,898
Parsons Corp.†	12,072	973,124
		5,482,425
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.	8,390	320,414
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 0.8%
Air Lease Corp.	33,630	$ 1,348,563
B. Riley Financial, Inc.#	10,254	187,956
GlassBridge Enterprises, Inc.#†	292	373
Westwood Holdings Group, Inc.	18,724	226,935
		1,763,827
Electric — 0.5%
IDACORP, Inc.	11,779	1,037,848
Electrical Components & Equipment — 1.7%
Belden, Inc.	41,981	3,575,942
Electronics — 1.5%
Atkore, Inc.	14,474	2,451,896
Atmus Filtration Technologies, Inc.#†	17,136	409,036
Knowles Corp.†	22,115	361,359
		3,222,291
Environmental Control — 0.1%
Stericycle, Inc.†	4,994	271,624
Food — 4.4%
J&J Snack Foods Corp.	40,120	5,820,610
Nomad Foods, Ltd.	144,639	2,665,697
Tootsie Roll Industries, Inc.	27,314	888,251
		9,374,558
Hand/Machine Tools — 3.0%
Franklin Electric Co., Inc.	62,417	6,488,871
Healthcare-Products — 3.0%
Azenta, Inc.†	23,710	1,544,707
Enovis Corp.†	20,121	1,203,437
Globus Medical, Inc., Class A†	8,162	440,666
Haemonetics Corp.†	7,000	510,860
Patterson Cos., Inc.#	54,109	1,465,813
Varex Imaging Corp.†	70,552	1,213,494
		6,378,977
Household Products/Wares — 7.2%
ACCO Brands Corp.	159,364	889,251
Central Garden & Pet Co.#†	36,118	1,584,497
Central Garden & Pet Co., Class A†	73,115	2,755,704
Helen of Troy, Ltd.†	22,348	2,793,500
Quanex Building Products Corp.	90,984	3,146,227
Spectrum Brands Holdings, Inc.	53,088	4,269,337
		15,438,516
Insurance — 5.8%
Enstar Group, Ltd.†	12,701	3,911,146
Hanover Insurance Group, Inc.	23,903	3,142,527
Jackson Financial, Inc., Class A	16,136	888,287
ProAssurance Corp.	41,884	516,430
Stewart Information Services Corp.	51,644	3,252,539
White Mountains Insurance Group, Ltd.	403	711,472
		12,422,401
Internet — 0.6%
Perficient, Inc.†	5,644	366,126
Ziff Davis, Inc.†	12,834	882,466
		1,248,592
Investment Companies — 1.7%
Compass Diversified Holdings	59,949	1,378,827

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Investment Companies (continued)
MidCap Financial Investment Corp.#	72,341	$ 1,065,583
New Mountain Finance Corp.#	95,885	1,235,958
		3,680,368
Machinery-Diversified — 4.3%
Alamo Group, Inc.	12,730	2,575,152
Columbus McKinnon Corp.	29,868	1,247,586
CSW Industrials, Inc.	16,645	3,834,842
Gates Industrial Corp. PLC†	109,334	1,609,396
		9,266,976
Media — 0.3%
DallasNews Corp.	18,100	71,857
Thryv Holdings, Inc.†	27,413	574,028
		645,885
Metal Fabricate/Hardware — 6.0%
Hillman Solutions Corp.†	248,062	2,416,124
Janus International Group, Inc.†	151,971	2,180,784
Mayville Engineering Co., Inc.†	61,380	751,291
Mueller Industries, Inc.	146,439	7,524,036
		12,872,235
Miscellaneous Manufacturing — 0.6%
Myers Industries, Inc.	69,107	1,328,928
Oil & Gas — 6.2%
Berry Corp.	88,143	621,408
Callon Petroleum Co.†	11,700	364,572
Chord Energy Corp.	13,779	2,238,398
Enerplus Corp.#	23,900	423,747
Magnolia Oil & Gas Corp., Class A	103,745	2,352,937
Northern Oil & Gas, Inc.	41,589	1,485,975
Patterson-UTI Energy, Inc.	195,106	2,257,376
SM Energy Co.	19,517	854,259
Southwestern Energy Co.†	386,448	2,693,543
		13,292,215
Oil & Gas Services — 0.7%
Forum Energy Technologies, Inc.†	10,077	201,641
Liberty Energy, Inc.	65,082	1,391,453
		1,593,094
Packaging & Containers — 2.5%
Silgan Holdings, Inc.	71,234	3,127,885
TriMas Corp.	96,532	2,268,502
		5,396,387
Pharmaceuticals — 1.6%
Perrigo Co. PLC	18,486	485,442
Premier, Inc., Class A	40,215	838,885
Prestige Consumer Healthcare, Inc.†	31,656	2,202,625
		3,526,952
REITS — 3.6%
AGNC Investment Corp.#	218,344	2,087,368
Agree Realty Corp.	21,123	1,160,709
Apollo Commercial Real Estate Finance, Inc.	66,589	746,463
Elme Communities	68,639	884,070
New York Mtg. Trust, Inc.	121,833	878,416
Two Harbors Investment Corp.	163,430	2,070,658
		7,827,684
Security Description	Shares or Principal Amount	Value

Retail — 2.5%
Academy Sports & Outdoors, Inc.	10,284	$ 768,420
Denny's Corp.†	181,381	1,674,147
Dine Brands Global, Inc.	38,872	1,885,681
Jack in the Box, Inc.	15,533	1,133,909
		5,462,157
Semiconductors — 0.2%
Diodes, Inc.†	5,698	387,350
Software — 0.8%
Concentrix Corp.	9,875	715,443
E2open Parent Holdings, Inc.#†	121,026	511,940
Progress Software Corp.	4,997	266,640
Synchronoss Technologies, Inc.†	20,645	192,618
		1,686,641
Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	0
Transportation — 1.1%
Nordic American Tankers, Ltd.	126,500	514,855
Werner Enterprises, Inc.	43,590	1,749,703
		2,264,558
Total Common Stocks (cost $178,105,799)		209,333,597
RIGHTS — 0.0%
Special Purpose Acquisition Company — 0.0%
Pershing Square SPARC Holdings, Ltd.†(1)(2) (cost $0)	15,102	0
Total Long-Term Investment Securities (cost $178,105,799)		209,333,597
SHORT-TERM INVESTMENTS — 4.4%
Unaffiliated Investment Companies — 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(3)	5,054,618	5,054,618
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(3)(4)	4,513,064	4,513,064
Total Short-Term Investments (cost $9,567,682)		9,567,682
TOTAL INVESTMENTS (cost $187,673,481)	101.8%	218,901,279
Other assets less liabilities	(1.8)	(3,893,731)
NET ASSETS	100.0%	$215,007,548
#	The security or a portion thereof is out on loan.
†	Non-income producing security

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Rights
Pershing Square SPARC Holdings, Ltd.	07/26/2022	15,102	$0	$0	$0.00	0.0%
(3)	The rate shown is the 7-day yield as of February 29, 2024.
(4)	At February 29, 2024, the Fund had loaned securities with a total value of $4,889,411. This was secured by collateral of $4,513,064, which was received in cash and subsequently invested in short-term investments currently valued at $4,513,064 as reported in the Portfolio of Investments. Additional collateral of $493,481 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Bills	0.00%	04/04/2024 to 05/28/2024	$3,306
United States Treasury Notes/Bonds	0.00% to 5.56%	03/15/2024 to 02/15/2054	490,175
The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Special Purpose Acquisition Company	$—	$—	$0	$0
Other Industries	209,333,597	—	—	209,333,597
Rights	—	—	0	0
Short-Term Investments	9,567,682	—	—	9,567,682
Total Investments at Value	$218,901,279	$—	$0	$218,901,279
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Aerospace/Defense — 0.1%
Archer Aviation, Inc., Class A#†	38,614	$ 186,506
Joby Aviation, Inc.#†	63,599	357,426
		543,932
Agriculture — 0.7%
Andersons, Inc.	29,842	1,649,666
Dole PLC	112,729	1,331,329
Fresh Del Monte Produce, Inc.	24,787	593,153
		3,574,148
Airlines — 0.9%
JetBlue Airways Corp.†	97,656	632,811
SkyWest, Inc.†	51,547	3,310,348
Spirit Airlines, Inc.#	36,532	235,632
		4,178,791
Apparel — 0.2%
Under Armour, Inc., Class A†	87,446	783,516
Auto Manufacturers — 0.1%
Blue Bird Corp.†	20,388	689,930
Auto Parts & Equipment — 1.1%
Adient PLC†	57,643	1,956,403
Aurora Innovation, Inc.†	87,479	222,197
Goodyear Tire & Rubber Co.†	215,772	2,563,371
Titan International, Inc.†	68,655	876,038
		5,618,009
Banks — 15.1%
1st Source Corp.	6,409	319,040
Amalgamated Financial Corp.	43,795	1,010,789
Ameris Bancorp	49,601	2,298,014
Associated Banc-Corp	21,209	441,996
Bancorp, Inc.†	16,996	758,701
Bank of N.T. Butterfield & Son, Ltd.	86,566	2,587,458
BankUnited, Inc.	27,289	731,891
Banner Corp.	22,224	974,300
Business First Bancshares, Inc.	35,714	801,779
Byline Bancorp, Inc.	63,935	1,332,405
Capital City Bank Group, Inc.	4,502	127,632
Central Pacific Financial Corp.	26,168	488,295
CNB Financial Corp.	4,009	80,140
Community Trust Bancorp, Inc.	8,214	326,589
ConnectOne Bancorp, Inc.	144,768	2,864,959
CrossFirst Bankshares, Inc.†	16,086	207,027
Customers Bancorp, Inc.†	68,257	3,707,038
CVB Financial Corp.	29,179	496,627
Eastern Bankshares, Inc.	178,895	2,311,323
Enterprise Financial Services Corp.	43,003	1,716,680
Equity Bancshares, Inc., Class A	27,206	865,967
Financial Institutions, Inc.	15,995	293,668
First BanCorp/Puerto Rico	261,146	4,434,259
First Bancshares, Inc.	28,709	712,844
First Citizens BancShares, Inc., Class A	1,570	2,470,882
First Commonwealth Financial Corp.	38,185	497,551
First Financial Corp.	26,657	992,440
First Merchants Corp.	44,316	1,471,291
First Mid Bancshares, Inc.	7,237	219,281
FNB Corp.	19,671	262,411
Hancock Whitney Corp.	22,692	989,371
Heartland Financial USA, Inc.	9,311	316,574
Heritage Commerce Corp.	91,494	758,485
Home BancShares, Inc.	71,258	1,671,713
Security Description	Shares or Principal Amount	Value

Banks (continued)
Hope Bancorp, Inc.	63,998	$ 702,058
Live Oak Bancshares, Inc.	12,129	481,764
Macatawa Bank Corp.	8,737	85,623
Mercantile Bank Corp.	5,784	213,083
Merchants Bancorp	73,950	3,169,497
Mid Penn Bancorp, Inc.	5,756	121,049
Midland States Bancorp, Inc.	9,557	232,713
MVB Financial Corp.	4,237	90,714
National Bank Holdings Corp., Class A	19,463	658,628
OFG Bancorp	111,286	4,030,779
Old National Bancorp	221,367	3,637,060
Old Second Bancorp, Inc.	121,950	1,637,788
Orrstown Financial Services, Inc.	7,133	192,234
Pathward Financial, Inc.	57,489	2,922,741
Peapack-Gladstone Financial Corp.	6,161	149,281
Pinnacle Financial Partners, Inc.	15,586	1,289,274
Popular, Inc.	30,413	2,544,960
Preferred Bank	15,391	1,105,843
Premier Financial Corp.	35,039	679,056
QCR Holdings, Inc.	36,592	2,085,744
Sierra Bancorp	8,512	158,408
SmartFinancial, Inc.	5,567	119,802
South Plains Financial, Inc.	3,461	92,339
Southside Bancshares, Inc.	11,311	324,173
SouthState Corp.	20,234	1,700,465
Towne Bank	26,579	720,557
TriCo Bancshares	22,330	746,045
UMB Financial Corp.	7,630	622,684
United Bankshares, Inc.	27,797	964,278
Unity Bancorp, Inc.	3,934	107,713
Veritex Holdings, Inc.	32,199	632,066
WesBanco, Inc.	14,185	411,081
Wintrust Financial Corp.	28,208	2,717,841
		74,886,761
Beverages — 0.2%
Primo Water Corp.	65,969	1,069,357
Biotechnology — 6.0%
2seventy Bio, Inc.#†	60,848	316,410
Allogene Therapeutics, Inc.†	140,271	688,731
ANI Pharmaceuticals, Inc.†	25,153	1,702,103
Arcellx, Inc.†	45,927	3,022,915
Avidity Biosciences, Inc.†	75,078	1,373,927
Biohaven, Ltd.†	1,942	93,488
Bluebird Bio, Inc.†	165,121	229,518
Cytokinetics, Inc.†	24,826	1,793,430
Dynavax Technologies Corp.†	56,953	721,595
Fate Therapeutics, Inc.#†	202,924	1,438,731
Geron Corp.#†	216,555	433,110
Intra-Cellular Therapies, Inc.†	18,257	1,269,227
Iovance Biotherapeutics, Inc.†	141,364	2,249,101
Kymera Therapeutics, Inc.†	74,727	3,190,843
Lexicon Pharmaceuticals, Inc.#†	492,515	1,226,362
MacroGenics, Inc.†	183,568	3,293,210
NeoGenomics, Inc.†	90,513	1,412,003
Prothena Corp. PLC†	27,803	767,085
REVOLUTION Medicines, Inc.†	24,661	727,006
SpringWorks Therapeutics, Inc.†	50,076	2,466,744
Syndax Pharmaceuticals, Inc.†	61,921	1,451,428
		29,866,967
Building Materials — 3.3%
Boise Cascade Co.	19,603	2,664,244

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Gibraltar Industries, Inc.†	15,715	$ 1,217,127
Griffon Corp.	62,520	4,463,928
Knife River Corp.†	9,586	710,227
Modine Manufacturing Co.†	27,898	2,502,729
Summit Materials, Inc., Class A†	33,523	1,431,767
UFP Industries, Inc.	30,562	3,503,322
		16,493,344
Chemicals — 0.4%
Avient Corp.	18,540	750,499
Ecovyst, Inc.†	19,494	188,117
H.B. Fuller Co.	10,241	814,467
Tronox Holdings PLC	19,825	291,428
		2,044,511
Coal — 1.7%
Alpha Metallurgical Resources, Inc.	8,965	3,382,046
Arch Resources, Inc.	8,366	1,382,816
CONSOL Energy, Inc.	6,794	583,061
Peabody Energy Corp.	46,471	1,151,087
SunCoke Energy, Inc.	42,052	450,377
Warrior Met Coal, Inc.	24,907	1,418,952
		8,368,339
Commercial Services — 3.8%
ABM Industries, Inc.	59,128	2,442,578
Adtalem Global Education, Inc.†	40,629	2,011,135
API Group Corp.†	56,518	1,980,956
Barrett Business Services, Inc.	15,455	1,885,355
Heidrick & Struggles International, Inc.	4,383	149,022
Information Services Group, Inc.	200,394	867,706
John Wiley & Sons, Inc., Class A	6,565	218,943
Laureate Education, Inc.	43,851	588,042
LiveRamp Holdings, Inc.†	92,180	3,224,456
Perdoceo Education Corp.	60,233	1,072,750
PROG Holdings, Inc.†	12,074	372,724
Repay Holdings Corp.†	114,522	995,196
StoneCo., Ltd., Class A†	41,896	721,030
Stride, Inc.†	12,962	774,480
V2X, Inc.†	20,959	806,922
Valvoline, Inc.†	13,094	558,328
		18,669,623
Computers — 1.1%
ASGN, Inc.†	20,918	2,077,576
Parsons Corp.†	28,124	2,267,076
Unisys Corp.†	242,792	1,260,090
		5,604,742
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.	14,587	557,078
Distribution/Wholesale — 2.3%
G-III Apparel Group, Ltd.†	52,106	1,733,567
Hudson Technologies, Inc.†	31,100	455,615
Resideo Technologies, Inc.†	92,298	2,061,014
Rush Enterprises, Inc., Class A	69,582	3,388,643
ScanSource, Inc.†	32,896	1,422,094
Titan Machinery, Inc.†	17,833	449,927
WESCO International, Inc.	12,841	1,919,601
		11,430,461
Diversified Financial Services — 4.1%
AssetMark Financial Holdings, Inc.†	16,033	566,767
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
BGC Group, Inc., Class A	28,311	$ 196,761
Enact Holdings, Inc.	41,768	1,157,809
Encore Capital Group, Inc.†	6,012	288,576
Enova International, Inc.†	29,061	1,838,108
Federal Agricultural Mtg. Corp., Class C	6,062	1,084,310
Federated Hermes, Inc.	12,918	455,101
LendingClub Corp.†	65,865	534,165
Mr. Cooper Group, Inc.†	52,284	3,726,804
PennyMac Financial Services, Inc.	28,134	2,389,421
Piper Sandler Cos.	4,213	793,181
Radian Group, Inc.	101,418	2,955,321
StoneX Group, Inc.†	9,032	625,556
Victory Capital Holdings, Inc., Class A	78,945	3,033,856
Virtus Investment Partners, Inc.	3,435	798,019
		20,443,755
Electric — 2.3%
Black Hills Corp.	16,741	871,034
Clearway Energy, Inc., Class A	34,367	696,275
Clearway Energy, Inc., Class C	29,015	632,527
IDACORP, Inc.	19,726	1,738,058
MGE Energy, Inc.	12,745	805,357
Northwestern Energy Group, Inc.	23,379	1,120,322
Portland General Electric Co.	78,712	3,161,861
Unitil Corp.	42,919	2,187,152
		11,212,586
Electrical Components & Equipment — 1.8%
Encore Wire Corp.	25,723	6,199,243
Powell Industries, Inc.	13,485	2,497,961
		8,697,204
Electronics — 1.3%
Benchmark Electronics, Inc.	50,069	1,537,619
Knowles Corp.†	237,831	3,886,159
OSI Systems, Inc.†	7,669	1,006,019
		6,429,797
Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	4,429	194,787
Engineering & Construction — 1.3%
Comfort Systems USA, Inc.	9,252	2,828,614
MYR Group, Inc.†	15,242	2,476,215
Primoris Services Corp.	29,417	1,162,266
		6,467,095
Entertainment — 1.1%
United Parks & Resorts, Inc.†	7,694	395,087
Everi Holdings, Inc.†	70,781	839,463
Light & Wonder, Inc.†	39,887	4,009,042
		5,243,592
Food — 0.9%
Cal-Maine Foods, Inc.	4,400	252,956
John B. Sanfilippo & Son, Inc.	11,413	1,168,349
Simply Good Foods Co.†	10,828	384,177
Sprouts Farmers Market, Inc.†	27,358	1,708,234
United Natural Foods, Inc.†	51,749	807,802
		4,321,518
Gas — 1.4%
Chesapeake Utilities Corp.	9,534	972,754
New Jersey Resources Corp.	22,281	927,112
Northwest Natural Holding Co.	27,899	1,025,009

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
ONE Gas, Inc.	33,045	$ 1,969,482
Southwest Gas Holdings, Inc.	12,678	864,006
Spire, Inc.	15,165	899,588
		6,657,951
Healthcare-Products — 1.4%
Alphatec Holdings, Inc.†	128,845	1,730,388
Inari Medical, Inc.†	15,347	707,803
RxSight, Inc.†	42,019	2,292,977
Twist Bioscience Corp.†	59,230	2,327,147
		7,058,315
Healthcare-Services — 1.2%
Addus HomeCare Corp.†	11,370	1,049,224
ModivCare, Inc.†	2,438	68,362
Oscar Health, Inc., Class A†	195,032	3,171,220
Pediatrix Medical Group, Inc. †	183,850	1,682,227
		5,971,033
Home Builders — 3.1%
Century Communities, Inc.	12,883	1,111,674
Forestar Group, Inc.†	43,932	1,481,387
Green Brick Partners, Inc.†	10,771	630,104
KB Home	16,023	1,064,408
M/I Homes, Inc.†	20,464	2,598,723
Meritage Homes Corp.	21,475	3,385,749
Taylor Morrison Home Corp.†	62,045	3,512,367
Tri Pointe Homes, Inc.†	48,406	1,712,604
		15,497,016
Home Furnishings — 0.4%
Daktronics, Inc.†	123,058	1,068,143
Xperi, Inc.†	79,288	868,997
		1,937,140
Household Products/Wares — 0.3%
ACCO Brands Corp.	38,550	215,109
Central Garden & Pet Co., Class A†	23,629	890,577
Helen of Troy, Ltd.†	3,906	488,250
		1,593,936
Insurance — 2.4%
American Equity Investment Life Holding Co.	8,585	476,811
CNO Financial Group, Inc.	21,966	586,273
Enstar Group, Ltd.†	314	96,693
Essent Group, Ltd.	81,357	4,358,294
Jackson Financial, Inc., Class A	44,976	2,475,929
NMI Holdings, Inc., Class A†	69,244	2,082,860
RLI Corp.	9,871	1,445,608
Skyward Specialty Insurance Group, Inc.†	6,919	253,166
		11,775,634
Internet — 0.9%
Beyond, Inc.†	8,956	300,295
Cars.com, Inc.†	14,127	259,089
Entravision Communications Corp., Class A	131,324	505,597
Magnite, Inc.†	90,195	1,084,144
Open Lending Corp.†	115,831	840,933
Opendoor Technologies, Inc.†	207,799	640,021
QuinStreet, Inc.†	47,992	702,123
		4,332,202
Security Description	Shares or Principal Amount	Value

Investment Companies — 0.0%
Cannae Holdings, Inc.†	4,523	$ 98,692
Iron/Steel — 0.9%
Radius Recycling, Inc., Class A	10,217	201,888
Commercial Metals Co.	81,018	4,374,972
		4,576,860
Machinery-Construction & Mining — 0.2%
Terex Corp.	20,729	1,188,808
Machinery-Diversified — 0.4%
AGCO Corp.	16,033	1,758,820
Albany International Corp., Class A	3,002	281,798
		2,040,618
Media — 0.8%
AMC Networks, Inc., Class A†	41,884	541,979
Gray Television, Inc.	181,372	1,059,212
Liberty Latin America, Ltd., Class A†	32,385	208,236
Liberty Latin America, Ltd., Class C#†	194,701	1,269,451
Thryv Holdings, Inc.†	35,283	738,826
		3,817,704
Metal Fabricate/Hardware — 1.0%
Mueller Industries, Inc.	77,020	3,957,288
Olympic Steel, Inc.	4,485	305,070
Ryerson Holding Corp.	26,028	821,964
		5,084,322
Mining — 0.6%
Constellium SE†	50,764	984,314
Hecla Mining Co.	243,934	863,526
Uranium Energy Corp.#†	180,610	1,170,353
		3,018,193
Miscellaneous Manufacturing — 0.3%
Enpro, Inc.	4,061	632,785
Myers Industries, Inc.	6,004	115,457
Sight Sciences, Inc.†	183,543	737,843
		1,486,085
Oil & Gas — 6.1%
California Resources Corp.	36,371	1,897,475
Chord Energy Corp.	20,187	3,279,378
Civitas Resources, Inc.	20,542	1,410,825
CNX Resources Corp.†	64,356	1,348,258
CVR Energy, Inc.	37,630	1,248,563
Delek US Holdings, Inc.	5,517	140,739
Gulfport Energy Corp.†	12,169	1,727,876
Helmerich & Payne, Inc.	29,360	1,127,130
Magnolia Oil & Gas Corp., Class A	10,033	227,549
Matador Resources Co.	58,229	3,677,161
Murphy Oil Corp.	68,758	2,727,630
Noble Corp. PLC	29,170	1,219,598
Ovintiv, Inc.	33,794	1,669,762
Par Pacific Holdings, Inc.†	11,477	414,549
Patterson-UTI Energy, Inc.	206,295	2,386,833
PBF Energy, Inc., Class A	23,016	1,074,847
Permian Resources Corp.	17,973	279,660
SM Energy Co.	102,583	4,490,058
		30,347,891
Oil & Gas Services — 1.5%
DNOW, Inc.†	166,101	2,350,329
ChampionX Corp.	7,826	243,075

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Helix Energy Solutions Group, Inc.†	26,660	$ 239,940
Liberty Energy, Inc.#	140,529	3,004,510
Oil States International, Inc.†	88,435	476,665
Select Water Solutions, Inc.	116,952	998,770
		7,313,289
Packaging & Containers — 0.3%
Greif, Inc., Class A	13,102	844,555
O-I Glass, Inc.†	25,073	424,235
		1,268,790
Pharmaceuticals — 1.5%
Agios Pharmaceuticals, Inc.†	97,119	3,138,886
BellRing Brands, Inc.†	55,758	3,175,418
Nature's Sunshine Products, Inc.†	7,824	138,876
Prestige Consumer Healthcare, Inc.†	13,357	929,380
		7,382,560
Pipelines — 0.1%
Equitrans Midstream Corp.	44,689	477,725
Real Estate — 0.1%
Anywhere Real Estate, Inc.†	17,044	106,866
Cushman & Wakefield PLC†	40,914	408,731
		515,597
REITS — 10.5%
Agree Realty Corp.	50,829	2,793,054
American Assets Trust, Inc.	29,593	638,321
Apple Hospitality REIT, Inc.	107,467	1,729,144
Armada Hoffler Properties, Inc.	27,334	278,260
Blackstone Mtg. Trust, Inc., Class A	15,825	322,355
BrightSpire Capital, Inc.	227,173	1,569,765
Broadstone Net Lease, Inc.	115,892	1,727,950
CareTrust REIT, Inc.	35,277	795,849
City Office REIT, Inc.	30,755	140,858
Community Healthcare Trust, Inc.	26,484	718,776
COPT Defense Properties	104,034	2,520,744
DiamondRock Hospitality Co.	51,364	482,822
Dynex Capital, Inc.#	39,104	482,543
Easterly Government Properties, Inc.	17,478	206,240
Ellington Financial, Inc.#	8,909	100,939
Empire State Realty Trust, Inc., Class A	48,708	485,619
Equity Commonwealth†	25,803	485,870
Essential Properties Realty Trust, Inc.	51,066	1,219,967
First Industrial Realty Trust, Inc.	10,064	533,392
Global Medical REIT, Inc.	20,483	183,323
Hudson Pacific Properties, Inc.	48,940	310,280
Independence Realty Trust, Inc.	33,528	490,850
Innovative Industrial Properties, Inc.	10,419	1,020,958
InvenTrust Properties Corp.	43,154	1,089,638
Kimco Realty Corp.	20,279	400,713
Kite Realty Group Trust	120,115	2,571,662
KKR Real Estate Finance Trust, Inc.	39,702	387,095
Ladder Capital Corp.	226,684	2,450,454
Macerich Co.	82,691	1,356,959
MFA Financial, Inc.	126,177	1,415,706
PennyMac Mtg. Investment Trust	17,587	248,504
Phillips Edison & Co., Inc.	29,996	1,071,457
Plymouth Industrial REIT, Inc.	43,970	948,433
PotlatchDeltic Corp.	52,027	2,352,141
Ready Capital Corp.#	11,887	104,962
Regency Centers Corp.	3,542	219,427
Security Description	Shares or Principal Amount	Value

REITS (continued)
Retail Opportunity Investments Corp.	223,416	$ 2,888,769
RLJ Lodging Trust	127,212	1,510,006
Ryman Hospitality Properties, Inc.	27,317	3,236,518
Sabra Health Care REIT, Inc.	168,720	2,341,834
SITE Centers Corp.	88,996	1,208,566
SL Green Realty Corp.	25,082	1,215,975
STAG Industrial, Inc.	24,721	918,138
Tanger, Inc.	19,558	563,466
Terreno Realty Corp.	32,056	2,061,201
UMH Properties, Inc.	34,285	527,989
Uniti Group, Inc.	94,391	553,131
Veris Residential, Inc.	31,405	458,513
Xenia Hotels & Resorts, Inc.	24,949	382,718
		51,721,854
Retail — 5.2%
Abercrombie & Fitch Co., Class A†	24,000	3,066,240
Academy Sports & Outdoors, Inc.	18,472	1,380,228
Asbury Automotive Group, Inc.†	13,574	2,834,658
Beacon Roofing Supply, Inc.†	31,175	2,677,621
BlueLinx Holdings, Inc.†	8,162	1,035,350
Caleres, Inc.	39,781	1,535,944
Carvana Co.†	11,716	889,596
FirstCash Holdings, Inc.	3,784	433,268
GMS, Inc.†	23,070	2,060,382
Group 1 Automotive, Inc.	9,477	2,564,950
Haverty Furniture Cos., Inc.	8,720	299,096
ODP Corp.†	25,756	1,454,699
Patrick Industries, Inc.	3,648	437,541
Savers Value Village, Inc.†	42,822	866,717
Signet Jewelers, Ltd.	23,314	2,372,433
Urban Outfitters, Inc.†	37,990	1,578,484
		25,487,207
Savings & Loans — 1.1%
Banc of California, Inc.	165,704	2,424,249
Brookline Bancorp, Inc.	32,910	321,531
Capitol Federal Financial, Inc.	84,744	490,668
Flushing Financial Corp.	8,732	112,119
HomeTrust Bancshares, Inc.	14,289	375,086
OceanFirst Financial Corp.	84,544	1,285,069
WSFS Financial Corp.	12,134	514,360
		5,523,082
Semiconductors — 1.5%
ACM Research, Inc., Class A†	70,671	2,185,147
Synaptics, Inc.†	23,764	2,378,777
Ultra Clean Holdings, Inc.†	29,877	1,290,686
Veeco Instruments, Inc.†	36,504	1,321,810
		7,176,420
Software — 1.1%
Adeia, Inc.#	100,281	1,137,187
Evolent Health, Inc., Class A†	62,837	2,130,803
ON24, Inc.	112,019	786,373
Verint Systems, Inc.†	39,920	1,261,871
		5,316,234
Telecommunications — 0.8%
ATN International, Inc.	5,470	183,464
Aviat Networks, Inc.†	51,136	1,814,817
Gogo, Inc.†	75,664	617,418

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
NETGEAR, Inc.†	78,304	$ 1,173,777
Telephone & Data Systems, Inc.	18,453	282,331
		4,071,807
Toys/Games/Hobbies — 0.2%
JAKKS Pacific, Inc.†	21,008	737,591
Transportation — 3.0%
ArcBest Corp.	22,376	3,196,635
Dorian LPG, Ltd.	58,517	2,115,390
Hub Group, Inc., Class A†	67,015	2,850,148
International Seaways, Inc.	31,818	1,684,127
Matson, Inc.	24,297	2,698,182
Radiant Logistics, Inc.†	80,879	469,098
Safe Bulkers, Inc.#	69,182	321,004
Teekay Tankers, Ltd., Class A	21,822	1,196,282
World Kinect Corp.	10,378	252,808
		14,783,674
Trucking & Leasing — 0.1%
GATX Corp.	4,343	550,866
Water — 0.2%
American States Water Co.	14,902	1,064,152
Total Long-Term Investment Securities (cost $426,584,605)		487,263,091
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(1)(2) (cost $2,188,353)	2,188,353	2,188,353
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 02/29/2024, to be repurchased 03/01/2024 in the amount of $10,181,386 and collateralized by $6,094,900 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and by $4,326,300 of United States Treasury Notes, bearing interest at 3.88% due 11/30/2027 and having an approximate combined value of $10,384,684 (cost $10,180,934)	$10,180,934	$ 10,180,934
TOTAL INVESTMENTS (cost $438,953,892)	101.0%	499,632,378
Other assets less liabilities	(1.0)	(4,847,023)
NET ASSETS	100.0%	$494,785,355
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 29, 2024.
(2)	At February 29, 2024, the Fund had loaned securities with a total value of $5,280,859. This was secured by collateral of $2,188,353, which was received in cash and subsequently invested in short-term investments currently valued at $2,188,353 as reported in the Portfolio of Investments. Additional collateral of $3,313,457 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
Government National Mtg. Assoc.	1.75%	11/20/2051	$19,861
United States Treasury Bills	0.00%	04/04/2024 to 05/28/2024	25,853
United States Treasury Notes/Bonds	0.00% to 5.56%	03/15/2024 to 02/15/2054	3,267,743

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
90	Long	E-Mini Russell 2000 Index	March 2024	$9,100,767	$9,257,850	$157,083
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$487,263,091	$—	$—	$487,263,091
Short-Term Investments	2,188,353	—	—	2,188,353
Repurchase Agreements	—	10,180,934	—	10,180,934
Total Investments at Value	$489,451,444	$10,180,934	$—	$499,632,378
Other Financial Instruments:†
Futures Contracts	$157,083	$—	$—	$157,083
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	55,472	$ 1,741,821
Omnicom Group, Inc.	28,667	2,533,876
		4,275,697
Aerospace/Defense — 1.4%
Boeing Co.†	82,363	16,778,990
General Dynamics Corp.	32,805	8,963,966
Howmet Aerospace, Inc.	56,652	3,770,191
L3Harris Technologies, Inc.	27,452	5,810,490
Lockheed Martin Corp.	31,980	13,695,115
Northrop Grumman Corp.	20,529	9,464,280
RTX Corp.	208,256	18,674,316
TransDigm Group, Inc.	8,011	9,434,875
		86,592,223
Agriculture — 0.6%
Altria Group, Inc.	256,159	10,479,465
Archer-Daniels-Midland Co.	77,251	4,102,801
Bunge Global SA	21,043	1,985,828
Philip Morris International, Inc.	224,840	20,226,606
		36,794,700
Airlines — 0.2%
American Airlines Group, Inc.†	94,654	1,484,175
Delta Air Lines, Inc.	93,195	3,939,352
Southwest Airlines Co.	86,337	2,958,769
United Airlines Holdings, Inc.†	47,502	2,160,866
		10,543,162
Apparel — 0.3%
NIKE, Inc., Class B	177,278	18,424,503
Ralph Lauren Corp.	5,757	1,070,341
Tapestry, Inc.	33,194	1,577,711
VF Corp.	47,875	782,277
		21,854,832
Auto Manufacturers — 1.7%
Cummins, Inc.	20,529	5,514,295
Ford Motor Co.	569,498	7,084,555
General Motors Co.	198,346	8,128,219
PACCAR, Inc.	75,759	8,400,915
Tesla, Inc.†	400,559	80,864,851
		109,992,835
Auto Parts & Equipment — 0.1%
Aptiv PLC†	40,968	3,256,546
BorgWarner, Inc.	34,044	1,059,790
		4,316,336
Banks — 3.9%
Bank of America Corp.	997,168	34,422,239
Bank of New York Mellon Corp.	111,387	6,247,697
Citigroup, Inc.	277,193	15,381,440
Citizens Financial Group, Inc.	67,525	2,119,610
Comerica, Inc.	19,100	943,158
Fifth Third Bancorp	98,634	3,387,091
Goldman Sachs Group, Inc.	47,232	18,375,610
Huntington Bancshares, Inc.	209,729	2,734,866
JPMorgan Chase & Co.	418,714	77,905,927
KeyCorp	135,601	1,935,026
M&T Bank Corp.	24,036	3,358,791
Morgan Stanley	183,042	15,748,934
Northern Trust Corp.	29,986	2,462,750
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Financial Services Group, Inc.	57,693	$ 8,492,410
Regions Financial Corp.	134,704	2,509,535
State Street Corp.	44,693	3,295,215
Truist Financial Corp.	193,159	6,756,702
US Bancorp	225,505	9,462,190
Wells Fargo & Co.	525,982	29,239,339
Zions Bancorp NA	21,457	846,049
		245,624,579
Beverages — 1.4%
Brown-Forman Corp., Class B	26,502	1,596,216
Coca-Cola Co.	563,556	33,824,631
Constellation Brands, Inc., Class A	23,408	5,817,356
Keurig Dr Pepper, Inc.	145,818	4,361,416
Molson Coors Beverage Co., Class B	26,818	1,673,980
Monster Beverage Corp.†	106,990	6,323,109
PepsiCo, Inc.	199,126	32,923,493
		86,520,201
Biotechnology — 1.3%
Amgen, Inc.	77,511	21,224,837
Biogen, Inc.†	20,986	4,553,752
Bio-Rad Laboratories, Inc., Class A†	3,032	988,068
Corteva, Inc.	102,068	5,462,679
Gilead Sciences, Inc.	180,468	13,011,743
Illumina, Inc.†	22,999	3,215,950
Incyte Corp.†	26,940	1,572,218
Moderna, Inc.†	48,044	4,431,579
Regeneron Pharmaceuticals, Inc.†	15,516	14,989,853
Vertex Pharmaceuticals, Inc.†	37,321	15,702,438
		85,153,117
Building Materials — 0.6%
Builders FirstSource, Inc.†	17,872	3,488,257
Carrier Global Corp.	121,522	6,754,193
Johnson Controls International PLC	98,533	5,840,051
Martin Marietta Materials, Inc.	8,951	5,171,082
Masco Corp.	32,515	2,495,851
Mohawk Industries, Inc.†	7,655	908,036
Trane Technologies PLC	33,080	9,327,568
Vulcan Materials Co.	19,244	5,116,017
		39,101,055
Chemicals — 1.4%
Air Products and Chemicals, Inc.	32,175	7,530,237
Albemarle Corp.#	16,997	2,343,036
Celanese Corp.#	14,505	2,204,325
CF Industries Holdings, Inc.	27,671	2,233,603
Dow, Inc.	101,585	5,676,570
DuPont de Nemours, Inc.	62,284	4,309,430
Eastman Chemical Co.	17,172	1,506,671
Ecolab, Inc.	36,755	8,263,994
FMC Corp.	18,069	1,018,911
International Flavors & Fragrances, Inc.	36,973	2,791,462
Linde PLC	70,228	31,519,731
LyondellBasell Industries NV, Class A	37,113	3,721,692
Mosaic Co.	47,337	1,475,021
PPG Industries, Inc.	34,152	4,835,923
Sherwin-Williams Co.	34,107	11,324,547
		90,755,153
Commercial Services — 1.7%
Automatic Data Processing, Inc.	59,571	14,960,065
Cintas Corp.	12,539	7,882,141

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
CoStar Group, Inc.†	59,144	$ 5,147,302
Equifax, Inc.	17,846	4,882,487
FleetCor Technologies, Inc.†	10,458	2,920,606
Gartner, Inc.†	11,290	5,256,172
Global Payments, Inc.	37,713	4,891,376
MarketAxess Holdings, Inc.	5,490	1,171,621
Moody's Corp.	22,794	8,648,499
PayPal Holdings, Inc.†	156,150	9,422,091
Quanta Services, Inc.	21,042	5,081,853
Robert Half, Inc.	15,337	1,233,095
Rollins, Inc.	40,661	1,791,930
S&P Global, Inc.	46,926	20,102,160
United Rentals, Inc.	9,817	6,805,832
Verisk Analytics, Inc.	21,005	5,081,110
		105,278,340
Computers — 7.4%
Accenture PLC, Class A	90,899	34,067,127
Apple, Inc.	2,117,400	382,720,050
Cognizant Technology Solutions Corp., Class A	72,621	5,738,511
EPAM Systems, Inc.†	8,357	2,543,871
Fortinet, Inc.†	92,312	6,379,682
Hewlett Packard Enterprise Co.	185,801	2,829,749
HP, Inc.	125,958	3,568,390
International Business Machines Corp.	132,250	24,470,218
Leidos Holdings, Inc.	19,915	2,546,332
NetApp, Inc.	30,240	2,694,989
Seagate Technology Holdings PLC	28,176	2,621,777
Western Digital Corp.†	46,961	2,792,771
		472,973,467
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	119,251	10,317,596
Estee Lauder Cos., Inc., Class A	33,645	4,998,974
Kenvue, Inc.	249,619	4,742,761
Procter & Gamble Co.	341,355	54,254,964
		74,314,295
Distribution/Wholesale — 0.4%
Copart, Inc.†	126,550	6,726,132
Fastenal Co.	82,760	6,042,308
LKQ Corp.	38,757	2,026,604
Pool Corp.	5,602	2,230,268
WW Grainger, Inc.	6,398	6,228,197
		23,253,509
Diversified Financial Services — 3.6%
American Express Co.	83,382	18,295,678
Ameriprise Financial, Inc.	14,657	5,970,676
BlackRock, Inc.	20,253	16,432,069
Capital One Financial Corp.	55,159	7,590,430
Cboe Global Markets, Inc.	15,288	2,935,296
Charles Schwab Corp.	215,542	14,393,895
CME Group, Inc.	52,138	11,488,608
Discover Financial Services	36,217	4,371,392
Franklin Resources, Inc.	40,830	1,120,783
Intercontinental Exchange, Inc.	82,897	11,474,603
Invesco, Ltd.	65,110	1,003,345
Mastercard, Inc., Class A	119,935	56,940,341
Nasdaq, Inc.	49,303	2,770,829
Raymond James Financial, Inc.	27,217	3,274,749
Synchrony Financial	59,933	2,475,233
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	32,366	$ 3,668,686
Visa, Inc., Class A	230,864	65,251,401
		229,458,014
Electric — 2.0%
AES Corp.	96,984	1,474,157
Alliant Energy Corp.	36,958	1,764,745
Ameren Corp.	38,083	2,711,129
American Electric Power Co., Inc.	76,164	6,488,411
CenterPoint Energy, Inc.	91,422	2,514,105
CMS Energy Corp.	42,257	2,424,284
Consolidated Edison, Inc.	49,999	4,360,413
Constellation Energy Corp.	46,257	7,791,992
Dominion Energy, Inc.	121,196	5,796,805
DTE Energy Co.	29,861	3,235,439
Duke Energy Corp.	111,625	10,250,524
Edison International	55,513	3,775,994
Entergy Corp.	30,628	3,110,886
Evergy, Inc.	33,271	1,648,245
Eversource Energy	50,594	2,969,868
Exelon Corp.	144,172	5,167,124
FirstEnergy Corp.	74,797	2,738,318
NextEra Energy, Inc.	297,155	16,399,984
NRG Energy, Inc.	32,698	1,808,853
PG&E Corp.	309,003	5,157,260
Pinnacle West Capital Corp.	16,424	1,122,252
PPL Corp.	106,760	2,815,261
Public Service Enterprise Group, Inc.	72,172	4,503,533
Sempra	91,148	6,435,049
Southern Co.	157,958	10,622,676
WEC Energy Group, Inc.	45,685	3,585,816
Xcel Energy, Inc.	79,921	4,211,037
		124,884,160
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	33,427	6,022,877
Eaton Corp. PLC	57,832	16,713,448
Emerson Electric Co.	82,569	8,822,498
Generac Holdings, Inc.†	8,897	1,001,001
		32,559,824
Electronics — 0.9%
Allegion PLC	12,715	1,625,867
Amphenol Corp., Class A	86,655	9,466,192
Fortive Corp.	50,899	4,333,032
Garmin, Ltd.	22,169	3,044,912
Honeywell International, Inc.	95,481	18,974,939
Hubbell, Inc.	7,768	2,957,044
Jabil, Inc.	18,531	2,670,132
Keysight Technologies, Inc.†	25,719	3,968,442
Mettler-Toledo International, Inc.†	3,141	3,917,518
TE Connectivity, Ltd.	45,011	6,461,779
Trimble, Inc.†	36,030	2,204,676
		59,624,533
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	19,777	2,511,877
First Solar, Inc.†	15,475	2,381,448
		4,893,325
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	18,237	2,674,456

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.†	31,242	$ 1,358,090
Live Nation Entertainment, Inc.†	20,550	1,992,939
		3,351,029
Environmental Control — 0.3%
Pentair PLC	23,941	1,862,370
Republic Services, Inc.	29,620	5,438,232
Veralto Corp.	31,749	2,743,749
Waste Management, Inc.	53,085	10,916,930
		20,961,281
Food — 0.8%
Campbell Soup Co.	28,450	1,213,108
Conagra Brands, Inc.	69,226	1,943,866
General Mills, Inc.	84,188	5,403,186
Hershey Co.	21,708	4,079,367
Hormel Foods Corp.	41,949	1,481,639
J.M. Smucker Co.	15,371	1,847,133
Kellanova	38,198	2,106,620
Kraft Heinz Co.	115,468	4,073,711
Kroger Co.	95,846	4,754,920
Lamb Weston Holdings, Inc.	20,990	2,145,388
McCormick & Co., Inc.	36,395	2,506,160
Mondelez International, Inc., Class A	197,034	14,397,274
Sysco Corp.	73,025	5,912,834
Tyson Foods, Inc., Class A	41,311	2,240,709
		54,105,915
Forest Products & Paper — 0.0%
International Paper Co.	50,115	1,772,066
Gas — 0.1%
Atmos Energy Corp.	21,507	2,428,356
NiSource, Inc.	59,853	1,559,769
		3,988,125
Hand/Machine Tools — 0.1%
Snap-on, Inc.	7,644	2,107,145
Stanley Black & Decker, Inc.	22,205	1,982,684
		4,089,829
Healthcare-Products — 3.4%
Abbott Laboratories	251,337	29,818,622
Agilent Technologies, Inc.	42,376	5,820,767
Align Technology, Inc.†	10,316	3,119,765
Baxter International, Inc.	73,477	3,006,679
Bio-Techne Corp.	22,905	1,685,121
Boston Scientific Corp.†	212,068	14,041,022
Cooper Cos., Inc.	28,692	2,685,571
Danaher Corp.	95,249	24,111,332
DENTSPLY SIRONA, Inc.	30,684	1,002,753
Edwards Lifesciences Corp.†	87,841	7,455,065
GE HealthCare Technologies, Inc.	58,696	5,357,771
Hologic, Inc.†	35,476	2,618,129
IDEXX Laboratories, Inc.†	12,035	6,922,893
Insulet Corp.†	10,113	1,658,532
Intuitive Surgical, Inc.†	50,992	19,662,515
Medtronic PLC	192,705	16,063,889
ResMed, Inc.	21,304	3,700,931
Revvity, Inc.	17,873	1,958,702
STERIS PLC	14,310	3,332,942
Stryker Corp.	48,969	17,093,609
Teleflex, Inc.	6,806	1,516,309
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	55,959	$ 31,906,702
Waters Corp.†	8,564	2,889,665
West Pharmaceutical Services, Inc.	10,716	3,840,186
Zimmer Biomet Holdings, Inc.	30,267	3,764,004
		215,033,476
Healthcare-Services — 2.0%
Catalent, Inc.†	26,109	1,497,090
Centene Corp.†	77,370	6,068,129
Charles River Laboratories International, Inc.†	7,430	1,888,632
DaVita, Inc.†	7,802	990,620
Elevance Health, Inc.	34,030	17,057,537
HCA Healthcare, Inc.	28,687	8,941,738
Humana, Inc.	17,831	6,246,556
IQVIA Holdings, Inc.†	26,522	6,555,177
Laboratory Corp. of America Holdings	12,296	2,653,846
Molina Healthcare, Inc.†	8,444	3,326,176
Quest Diagnostics, Inc.	16,284	2,033,709
UnitedHealth Group, Inc.	133,960	66,122,656
Universal Health Services, Inc., Class B	8,836	1,476,142
		124,858,008
Home Builders — 0.3%
D.R. Horton, Inc.	43,647	6,522,608
Lennar Corp., Class A	36,230	5,742,817
NVR, Inc.†	460	3,507,762
PulteGroup, Inc.	31,225	3,384,166
		19,157,353
Home Furnishings — 0.0%
Whirlpool Corp.	7,945	853,214
Household Products/Wares — 0.2%
Avery Dennison Corp.	11,664	2,525,606
Church & Dwight Co., Inc.	35,684	3,572,682
Clorox Co.	17,959	2,753,294
Kimberly-Clark Corp.	48,945	5,930,666
		14,782,248
Insurance — 3.8%
Aflac, Inc.	77,020	6,218,595
Allstate Corp.	37,901	6,045,968
American International Group, Inc.(1)	101,679	7,411,382
Aon PLC, Class A	28,998	9,163,078
Arch Capital Group, Ltd.†	54,048	4,734,064
Arthur J. Gallagher & Co.	31,269	7,627,447
Assurant, Inc.	7,617	1,382,105
Berkshire Hathaway, Inc., Class B†	263,515	107,883,041
Brown & Brown, Inc.	34,212	2,880,993
Chubb, Ltd.	59,090	14,871,180
Cincinnati Financial Corp.	22,725	2,590,650
Everest Group, Ltd.	6,286	2,318,780
Globe Life, Inc.	12,405	1,574,567
Hartford Financial Services Group, Inc.	43,561	4,174,886
Loews Corp.	26,514	1,991,997
Marsh & McLennan Cos., Inc.	71,413	14,444,707
MetLife, Inc.	90,051	6,280,157
Principal Financial Group, Inc.	31,768	2,568,760
Progressive Corp.	84,733	16,061,987
Prudential Financial, Inc.	52,285	5,698,542
Travelers Cos., Inc.	33,080	7,309,357
W.R. Berkley Corp.	29,505	2,466,618
Willis Towers Watson PLC	14,955	4,076,883
		239,775,744

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 11.5%
Airbnb, Inc., Class A†	62,965	$ 9,915,098
Alphabet, Inc., Class A†	857,122	118,677,112
Alphabet, Inc., Class C†	721,377	100,834,077
Amazon.com, Inc.†	1,317,104	232,811,303
Booking Holdings, Inc.†	5,053	17,527,998
Cars.com, Inc.†	1	18
CDW Corp.	19,402	4,776,966
eBay, Inc.	75,168	3,553,943
Etsy, Inc.†	17,343	1,243,320
Expedia Group, Inc.†	19,310	2,641,994
F5, Inc.†	8,648	1,619,079
Gen Digital, Inc.	81,661	1,754,895
Match Group, Inc.†	39,367	1,418,787
Meta Platforms, Inc., Class A	321,473	157,563,561
Netflix, Inc.†	63,391	38,219,702
Palo Alto Networks, Inc.†	45,016	13,979,719
Uber Technologies, Inc.†	298,046	23,694,657
VeriSign, Inc.†	12,865	2,512,406
		732,744,635
Iron/Steel — 0.2%
Nucor Corp.	35,606	6,847,034
Steel Dynamics, Inc.	22,030	2,948,054
		9,795,088
Leisure Time — 0.1%
Carnival Corp.†	145,919	2,314,275
Norwegian Cruise Line Holdings, Ltd.#†	61,616	1,194,734
Royal Caribbean Cruises, Ltd.†	34,142	4,211,416
		7,720,425
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	37,141	7,588,649
Las Vegas Sands Corp.	53,465	2,914,912
Marriott International, Inc., Class A	35,730	8,927,855
MGM Resorts International†	39,578	1,712,936
Wynn Resorts, Ltd.	13,905	1,462,806
		22,607,158
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	73,886	24,674,969
Machinery-Diversified — 0.7%
Deere & Co.	38,792	14,161,020
Dover Corp.	20,261	3,350,764
IDEX Corp.	10,953	2,583,813
Ingersoll Rand, Inc.	58,628	5,354,495
Nordson Corp.	7,845	2,084,024
Otis Worldwide Corp.	59,274	5,648,812
Rockwell Automation, Inc.	16,608	4,734,609
Westinghouse Air Brake Technologies Corp.	25,948	3,666,193
Xylem, Inc.	34,916	4,436,078
		46,019,808
Media — 1.1%
Charter Communications, Inc., Class A†	14,568	4,281,972
Comcast Corp., Class A	581,597	24,921,431
FactSet Research Systems, Inc.	5,502	2,545,115
Fox Corp., Class A	35,807	1,066,690
Fox Corp., Class B	19,107	523,150
News Corp., Class A	55,120	1,481,626
News Corp., Class B	16,628	465,418
Paramount Global, Class B	69,876	771,431
Security Description	Shares or Principal Amount	Value

Media (continued)
Walt Disney Co.	265,013	$ 29,570,151
Warner Bros. Discovery, Inc.†	321,398	2,825,088
		68,452,072
Mining — 0.2%
Freeport-McMoRan, Inc.	207,687	7,852,645
Newmont Corp.	166,919	5,216,219
		13,068,864
Miscellaneous Manufacturing — 1.0%
3M Co.	79,994	7,369,047
A.O. Smith Corp.	17,790	1,474,791
Axon Enterprise, Inc.†	10,202	3,135,789
General Electric Co.	157,634	24,731,198
Illinois Tool Works, Inc.	39,656	10,395,821
Parker-Hannifin Corp.	18,608	9,963,654
Teledyne Technologies, Inc.†	6,834	2,919,963
Textron, Inc.	28,388	2,528,519
		62,518,782
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	7,439	2,079,052
Oil & Gas — 3.0%
APA Corp.	44,423	1,323,361
Chevron Corp.	254,270	38,651,583
ConocoPhillips	171,976	19,354,179
Coterra Energy, Inc.	108,942	2,808,525
Devon Energy Corp.	92,795	4,088,548
Diamondback Energy, Inc.	25,923	4,731,466
EOG Resources, Inc.	84,459	9,667,177
EQT Corp.	59,574	2,213,174
Exxon Mobil Corp.	580,154	60,637,696
Hess Corp.	40,038	5,835,539
Marathon Oil Corp.	84,763	2,055,503
Marathon Petroleum Corp.	54,993	9,306,465
Occidental Petroleum Corp.	95,630	5,796,134
Phillips 66	63,720	9,080,737
Pioneer Natural Resources Co.	33,791	7,947,305
Valero Energy Corp.	49,309	6,975,251
		190,472,643
Oil & Gas Services — 0.3%
Baker Hughes Co.	145,736	4,312,328
Halliburton Co.	129,633	4,546,230
Schlumberger NV	206,888	9,998,897
		18,857,455
Packaging & Containers — 0.1%
Amcor PLC	209,333	1,896,557
Ball Corp.	45,666	2,923,537
Packaging Corp. of America	12,981	2,352,027
Westrock Co.	37,136	1,681,890
		8,854,011
Pharmaceuticals — 5.5%
AbbVie, Inc.	255,708	45,017,393
Becton Dickinson & Co.	42,017	9,897,104
Bristol-Myers Squibb Co.	294,700	14,956,025
Cardinal Health, Inc.	35,697	3,997,350
Cencora, Inc.	24,145	5,688,562
Cigna Group	42,381	14,245,949
CVS Health Corp.	186,023	13,834,531
Dexcom, Inc.†	55,960	6,439,317
Eli Lilly & Co.	115,492	87,044,011

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Henry Schein, Inc.†	18,913	$ 1,446,277
Johnson & Johnson	348,654	56,265,783
McKesson Corp.	19,272	10,048,614
Merck & Co., Inc.	367,010	46,665,321
Pfizer, Inc.	817,787	21,720,423
Viatris, Inc.	173,752	2,149,312
Zoetis, Inc.	66,495	13,187,953
		352,603,925
Pipelines — 0.3%
Kinder Morgan, Inc.	280,080	4,870,591
ONEOK, Inc.	84,373	6,338,100
Targa Resources Corp.	32,294	3,172,562
Williams Cos., Inc.	176,189	6,332,233
		20,713,486
Private Equity — 0.2%
Blackstone, Inc.	102,910	13,153,956
Real Estate — 0.1%
CBRE Group, Inc., Class A†	44,144	4,056,392
REITS — 2.1%
Alexandria Real Estate Equities, Inc.	22,652	2,825,384
American Tower Corp.	67,516	13,426,232
AvalonBay Communities, Inc.	20,568	3,641,153
Boston Properties, Inc.	20,912	1,353,425
Camden Property Trust	15,464	1,461,039
Crown Castle, Inc.	62,858	6,910,608
Digital Realty Trust, Inc.	43,863	6,439,527
Equinix, Inc.	13,597	12,085,285
Equity Residential	50,047	3,013,330
Essex Property Trust, Inc.	9,296	2,151,094
Extra Space Storage, Inc.	30,600	4,313,682
Federal Realty Investment Trust	10,640	1,073,044
Healthpeak Properties, Inc.	102,514	1,717,109
Host Hotels & Resorts, Inc.	102,171	2,119,026
Invitation Homes, Inc.	83,314	2,838,508
Iron Mountain, Inc.	42,290	3,325,686
Kimco Realty Corp.	96,314	1,903,165
Mid-America Apartment Communities, Inc.	16,900	2,123,992
Prologis, Inc.	133,822	17,834,458
Public Storage	22,920	6,506,300
Realty Income Corp.	120,446	6,276,441
Regency Centers Corp.	23,793	1,473,976
SBA Communications Corp.	15,626	3,269,428
Simon Property Group, Inc.	47,250	6,999,615
UDR, Inc.	43,828	1,555,894
Ventas, Inc.	58,278	2,464,577
VICI Properties, Inc.	149,834	4,484,532
Welltower, Inc.	80,161	7,387,638
Weyerhaeuser Co.	105,728	3,634,929
		134,609,077
Retail — 4.9%
AutoZone, Inc.†	2,554	7,677,375
Bath & Body Works, Inc.	32,932	1,504,992
Best Buy Co., Inc.	28,054	2,269,008
CarMax, Inc.†	22,980	1,815,420
Chipotle Mexican Grill, Inc.†	3,975	10,687,861
Costco Wholesale Corp.	64,124	47,701,202
Darden Restaurants, Inc.	17,426	2,974,792
Dollar General Corp.	31,787	4,618,969
Dollar Tree, Inc.†	30,271	4,440,150
Security Description	Shares or Principal Amount	Value

Retail (continued)
Domino's Pizza, Inc.	5,052	$ 2,265,064
Genuine Parts Co.	20,305	3,030,724
Home Depot, Inc.	144,843	55,128,694
Lowe's Cos., Inc.	83,585	20,116,402
Lululemon Athletica, Inc.†	16,678	7,790,127
McDonald's Corp.	105,054	30,705,183
O'Reilly Automotive, Inc.†	8,569	9,318,102
Ross Stores, Inc.	49,045	7,305,743
Starbucks Corp.	165,486	15,704,621
Target Corp.	66,856	10,223,620
TJX Cos., Inc.	165,701	16,427,597
Tractor Supply Co.#	15,658	3,982,143
Ulta Beauty, Inc.†	7,130	3,911,233
Walgreens Boots Alliance, Inc.	103,852	2,207,894
Walmart, Inc.	619,827	36,328,061
Yum! Brands, Inc.	40,598	5,619,575
		313,754,552
Semiconductors — 9.4%
Advanced Micro Devices, Inc.†	234,003	45,052,598
Analog Devices, Inc.	72,172	13,844,033
Applied Materials, Inc.	121,158	24,427,876
Broadcom, Inc.	63,574	82,677,351
Intel Corp.	610,616	26,287,019
KLA Corp.	19,687	13,432,440
Lam Research Corp.	19,088	17,909,316
Microchip Technology, Inc.	78,361	6,593,295
Micron Technology, Inc.	159,032	14,409,889
Monolithic Power Systems, Inc.	6,939	4,996,358
NVIDIA Corp.	357,738	283,013,687
NXP Semiconductors NV	37,333	9,323,170
ON Semiconductor Corp.†	62,379	4,922,951
Qorvo, Inc.†	14,099	1,615,040
QUALCOMM, Inc.	161,199	25,435,590
Skyworks Solutions, Inc.	23,085	2,422,078
Teradyne, Inc.	22,142	2,293,690
Texas Instruments, Inc.	131,538	22,010,253
		600,666,634
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,753	1,677,690
Software — 11.1%
Adobe, Inc.†	65,942	36,945,984
Akamai Technologies, Inc.†	21,845	2,423,047
ANSYS, Inc.†	12,570	4,200,517
Autodesk, Inc.†	30,960	7,992,943
Broadridge Financial Solutions, Inc.	17,039	3,468,800
Cadence Design Systems, Inc.†	39,404	11,993,790
Dayforce, Inc.#†	22,591	1,575,948
Electronic Arts, Inc.	35,449	4,944,427
Fair Isaac Corp.†	3,579	4,545,008
Fidelity National Information Services, Inc.	85,811	5,937,263
Fiserv, Inc.†	86,927	12,975,593
Intuit, Inc.	40,591	26,907,368
Jack Henry & Associates, Inc.	10,548	1,832,926
Microsoft Corp.	1,076,437	445,257,401
MSCI, Inc.	11,455	6,425,911
Oracle Corp.	230,116	25,699,355
Paychex, Inc.	46,563	5,709,555
Paycom Software, Inc.	7,103	1,295,516
PTC, Inc.†	17,211	3,149,785
Roper Technologies, Inc.	15,471	8,427,518
Salesforce, Inc.†	140,923	43,519,841

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc.†	29,691	$ 22,901,856
Synopsys, Inc.†	22,027	12,637,551
Take-Two Interactive Software, Inc.†	22,907	3,365,725
Tyler Technologies, Inc.†	6,094	2,663,931
		706,797,559
Telecommunications — 1.7%
Arista Networks, Inc.†	36,497	10,129,377
AT&T, Inc.	1,035,559	17,532,014
Cisco Systems, Inc.	586,652	28,376,357
Corning, Inc.	111,211	3,585,443
Juniper Networks, Inc.	46,183	1,710,157
Motorola Solutions, Inc.	24,038	7,941,915
T-Mobile US, Inc.	73,698	12,034,883
Verizon Communications, Inc.	608,893	24,367,898
		105,678,044
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	18,889	949,928
Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	16,895	1,251,582
CSX Corp.	286,209	10,858,769
Expeditors International of Washington, Inc.	21,057	2,518,417
FedEx Corp.	33,501	8,340,744
JB Hunt Transport Services, Inc.	11,801	2,434,664
Norfolk Southern Corp.	32,752	8,298,702
Old Dominion Freight Line, Inc.	12,959	5,734,098
Union Pacific Corp.	88,290	22,398,290
United Parcel Service, Inc., Class B	104,752	15,530,532
		77,365,798
Water — 0.0%
American Water Works Co., Inc.	28,200	3,342,828
Total Long-Term Investment Securities (cost $2,055,298,686)		6,197,400,932
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
5.22%, 03/21/2024(2) (cost $12,762,909)	12,800,000	12,762,382
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 02/29/2024, to be repurchased 03/01/2024 in the amount of $ 149,147,606 and collateralized by $33,627,800 of United States Treasury Notes, bearing interest at 3.88% due 11/30/2027 and by $118,819,000 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate combined value of $152,123,891 (cost $149,140,977)	$149,140,977	$ 149,140,977
TOTAL INVESTMENTS (cost $2,217,202,572)	99.9%	6,359,304,291
Other assets less liabilities	0.1	5,550,268
NET ASSETS	100.0%	$6,364,854,559
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At February 29, 2024, the Fund had loaned securities with a total value of $11,300,186. This was secured by collateral of $11,368,540 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Bills	0.00%	04/09/2024 to 08/22/2024	$59,011
United States Treasury Notes/Bonds	0.00% to 5.56%	03/15/2024 to 02/15/2054	11,309,529
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
655	Long	S&P 500 E-Mini Index	March 2024	$159,828,751	$167,147,813	$7,319,062
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,197,400,932	$—	$—	$6,197,400,932
Short-Term Investments	—	12,762,382	—	12,762,382
Repurchase Agreements	—	149,140,977	—	149,140,977
Total Investments at Value	$6,197,400,932	$161,903,359	$—	$6,359,304,291
Other Financial Instruments:†
Futures Contracts	$7,319,062	$—	$—	$7,319,062
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	6,177	$ 193,958
Omnicom Group, Inc.	3,298	291,510
		485,468
Aerospace/Defense — 0.9%
Boeing Co.†	2,944	599,752
Curtiss-Wright Corp.	1,760	415,835
General Dynamics Corp.	2,330	636,672
HEICO Corp.	848	164,003
HEICO Corp., Class A	1,387	215,803
Hexcel Corp.	1,798	133,879
Howmet Aerospace, Inc.	3,884	258,480
L3Harris Technologies, Inc.	2,103	445,121
Lockheed Martin Corp.	1,440	616,666
Northrop Grumman Corp.	644	296,897
RTX Corp.	10,786	967,181
TransDigm Group, Inc.	398	468,741
		5,219,030
Agriculture — 0.4%
Altria Group, Inc.	13,711	560,917
Archer-Daniels-Midland Co.	3,374	179,193
Bunge Global SA	1,506	142,121
Darling Ingredients, Inc.†	4,578	193,695
Philip Morris International, Inc.	15,065	1,355,248
		2,431,174
Airlines — 0.0%
United Airlines Holdings, Inc.†	2,441	111,041
Apparel — 0.8%
Capri Holdings, Ltd.†	6,871	316,959
Carter's, Inc.	4,707	381,032
Columbia Sportswear Co.	3,330	275,358
Deckers Outdoor Corp.†	307	274,946
NIKE, Inc., Class B	10,871	1,129,823
PVH Corp.	2,866	391,696
Skechers USA, Inc., Class A†	6,356	392,864
Tapestry, Inc.	16,354	777,306
Under Armour, Inc., Class A†	29,725	266,336
Under Armour, Inc., Class C†	42,048	359,090
VF Corp.	4,024	65,752
		4,631,162
Auto Manufacturers — 1.0%
Cummins, Inc.	1,888	507,136
Ford Motor Co.	25,701	319,720
General Motors Co.	3,099	126,997
PACCAR, Inc.	5,019	556,557
Tesla, Inc.†	22,648	4,572,178
		6,082,588
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	10,552	794,882
Aptiv PLC†	958	76,151
BorgWarner, Inc.	13,859	431,431
Gentex Corp.	6,242	228,020
Lear Corp.	1,323	181,714
Phinia, Inc.	2,771	94,824
		1,807,022
Banks — 2.9%
Bank of America Corp.	66,256	2,287,157
Bank of New York Mellon Corp.	13,957	782,848
Security Description	Shares or Principal Amount	Value

Banks (continued)
Bank OZK	2,185	$ 95,703
Citigroup, Inc.	18,413	1,021,737
Citizens Financial Group, Inc.	6,181	194,022
Comerica, Inc.	2,040	100,735
Fifth Third Bancorp	4,933	169,399
First Horizon Corp.	11,556	162,940
FNB Corp.	14,502	193,457
Huntington Bancshares, Inc.	9,786	127,609
JPMorgan Chase & Co.	33,268	6,189,844
KeyCorp	7,511	107,182
M&T Bank Corp.	1,071	149,662
Morgan Stanley	12,160	1,046,246
NU Holdings, Ltd., Class A†	13,730	152,128
PNC Financial Services Group, Inc.	3,005	442,336
Popular, Inc.	4,858	406,517
Regions Financial Corp.	7,101	132,292
State Street Corp.	6,523	480,941
Synovus Financial Corp.#	4,096	155,402
US Bancorp	4,988	209,297
Wells Fargo & Co.	31,866	1,771,431
Western Alliance Bancorp	2,028	117,076
Wintrust Financial Corp.	3,010	290,014
Zions Bancorp NA	3,819	150,583
		16,936,558
Beverages — 1.2%
Boston Beer Co., Inc., Class A†	792	244,047
Brown-Forman Corp., Class A	3,573	214,166
Brown-Forman Corp., Class B	3,610	217,430
Coca-Cola Co.	26,225	1,574,025
Constellation Brands, Inc., Class A	1,663	413,289
Keurig Dr Pepper, Inc.	9,664	289,050
Molson Coors Beverage Co., Class B	16,217	1,012,265
Monster Beverage Corp.†	12,483	737,745
PepsiCo, Inc.	13,644	2,255,899
		6,957,916
Biotechnology — 1.6%
Amgen, Inc.	6,705	1,836,030
Biogen, Inc.†	2,885	626,016
BioMarin Pharmaceutical, Inc.†	903	77,911
Bio-Rad Laboratories, Inc., Class A†	199	64,850
Corteva, Inc.	2,454	131,338
Exelixis, Inc.†	17,733	388,353
Gilead Sciences, Inc.	18,145	1,308,254
Incyte Corp.†	10,830	632,039
Regeneron Pharmaceuticals, Inc.†	1,411	1,363,153
Royalty Pharma PLC, Class A	8,270	250,912
United Therapeutics Corp.†	2,943	664,058
Vertex Pharmaceuticals, Inc.†	4,686	1,971,588
		9,314,502
Building Materials — 1.3%
Builders FirstSource, Inc.†	11,467	2,238,129
Carrier Global Corp.	6,799	377,888
Eagle Materials, Inc.	536	135,903
Johnson Controls International PLC	3,631	215,209
Lennox International, Inc.	1,638	771,842
Louisiana-Pacific Corp.	1,369	101,265
Martin Marietta Materials, Inc.	470	271,524
Masco Corp.	11,900	913,444
MDU Resources Group, Inc.	9,240	200,323
Mohawk Industries, Inc.†	1,520	180,302
Owens Corning	7,543	1,129,791

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Trane Technologies PLC	1,944	$ 548,150
Trex Co., Inc.†	4,518	414,572
Vulcan Materials Co.	1,198	318,488
		7,816,830
Chemicals — 1.1%
Air Products and Chemicals, Inc.	1,561	365,337
Axalta Coating Systems, Ltd.†	3,736	122,279
Celanese Corp.	1,819	276,433
CF Industries Holdings, Inc.	4,102	331,114
Dow, Inc.	7,921	442,626
DuPont de Nemours, Inc.	2,617	181,070
Eastman Chemical Co.	841	73,789
Ecolab, Inc.	1,219	274,080
Linde PLC	2,934	1,316,838
LyondellBasell Industries NV, Class A	1,741	174,588
Mosaic Co.	8,152	254,016
NewMarket Corp.	493	316,343
Olin Corp.	7,094	381,657
PPG Industries, Inc.	927	131,263
RPM International, Inc.	4,587	529,111
Sherwin-Williams Co.	2,760	916,403
Westlake Corp.	5,320	737,937
		6,824,884
Commercial Services — 2.0%
ADT, Inc.#	53,301	386,965
Automatic Data Processing, Inc.	1,471	369,412
Booz Allen Hamilton Holding Corp.	2,383	351,993
Cintas Corp.	1,542	969,316
CoStar Group, Inc.†	1,561	135,854
Euronet Worldwide, Inc.†	816	89,303
FleetCor Technologies, Inc.†	1,809	505,199
FTI Consulting, Inc.†	1,535	317,561
Gartner, Inc.†	3,078	1,432,994
Global Payments, Inc.	587	76,134
Grand Canyon Education, Inc.†	5,949	801,925
GXO Logistics, Inc.†	3,447	178,417
H&R Block, Inc.	14,763	722,649
ManpowerGroup, Inc.	5,400	389,664
Moody's Corp.	3,179	1,206,176
PayPal Holdings, Inc.†	1,460	88,096
Quanta Services, Inc.	1,837	443,654
Robert Half, Inc.	10,430	838,572
Rollins, Inc.	16,298	718,253
S&P Global, Inc.	1,573	673,842
Service Corp. International	2,542	186,049
United Rentals, Inc.	425	294,640
Valvoline, Inc.†	2,172	92,614
Verisk Analytics, Inc.	1,221	295,360
WEX, Inc.†	637	139,968
WillScot Mobile Mini Holdings Corp.†	2,256	107,724
		11,812,334
Computers — 7.8%
Accenture PLC, Class A	9,896	3,708,823
Amdocs, Ltd.	9,179	837,125
Apple, Inc.	166,873	30,162,295
CACI International, Inc., Class A†	1,835	687,850
Cognizant Technology Solutions Corp., Class A	16,965	1,340,574
Crane NXT Co.	2,654	155,047
Crowdstrike Holdings, Inc., Class A†	783	253,809
DXC Technology Co.†	44,782	978,935
Security Description	Shares or Principal Amount	Value

Computers (continued)
EPAM Systems, Inc.†	1,231	$ 374,716
Fortinet, Inc.†	14,383	994,009
Genpact, Ltd.	19,906	676,804
Hewlett Packard Enterprise Co.	25,293	385,212
HP, Inc.	20,380	577,365
International Business Machines Corp.	10,598	1,960,948
Leidos Holdings, Inc.	3,080	393,809
NCR Atleos Corp.†	9,662	210,245
NCR Voyix Corp.†	54,618	797,969
NetApp, Inc.	6,713	598,263
Pure Storage, Inc., Class A†	10,699	563,302
Science Applications International Corp.	5,245	734,090
		46,391,190
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	16,341	1,413,823
Coty, Inc., Class A†	24,673	309,893
Estee Lauder Cos., Inc., Class A	3,207	476,496
Kenvue, Inc.	9,733	184,927
Olaplex Holdings, Inc.†	58,094	108,055
Procter & Gamble Co.	26,500	4,211,910
		6,705,104
Distribution/Wholesale — 1.2%
Copart, Inc.†	7,126	378,747
Core & Main, Inc., Class A†	6,142	293,158
Fastenal Co.	18,171	1,326,665
Ferguson PLC	1,328	280,806
LKQ Corp.	18,871	986,764
Pool Corp.	1,561	621,465
Watsco, Inc.	2,133	840,658
WESCO International, Inc.	2,038	304,661
WW Grainger, Inc.	1,883	1,833,025
		6,865,949
Diversified Financial Services — 4.1%
Affiliated Managers Group, Inc.	2,141	334,660
Ally Financial, Inc.	18,759	693,895
American Express Co.	4,554	999,239
Ameriprise Financial, Inc.	2,740	1,116,166
Apollo Global Management, Inc.	2,927	327,239
Ares Management Corp., Class A	2,488	329,983
BlackRock, Inc.	971	787,811
Capital One Financial Corp.	7,470	1,027,947
Cboe Global Markets, Inc.	1,639	314,688
Charles Schwab Corp.	11,218	749,138
CME Group, Inc.	2,537	559,028
Coinbase Global, Inc., Class A†	745	151,652
Credit Acceptance Corp.†	259	143,382
Discover Financial Services	4,724	570,187
Evercore, Inc., Class A	4,266	798,083
Franklin Resources, Inc.	3,955	108,565
Interactive Brokers Group, Inc., Class A	1,068	116,113
Intercontinental Exchange, Inc.	3,483	482,117
Janus Henderson Group PLC	9,194	286,485
Jefferies Financial Group, Inc.	9,823	410,798
Lazard, Inc.	2,181	84,056
LPL Financial Holdings, Inc.	3,763	1,008,070
Mastercard, Inc., Class A	8,392	3,984,186
Nasdaq, Inc.	3,340	187,708
OneMain Holdings, Inc.	15,992	755,302
Raymond James Financial, Inc.	3,901	469,368
SEI Investments Co.	4,843	325,692
SLM Corp.	10,804	225,047

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Stifel Financial Corp.	6,060	$ 459,712
Synchrony Financial	16,220	669,886
T. Rowe Price Group, Inc.	2,556	289,723
Tradeweb Markets, Inc., Class A	2,357	249,418
Virtu Financial, Inc., Class A	13,605	245,570
Visa, Inc., Class A	14,138	3,995,964
Voya Financial, Inc.	6,407	437,982
Western Union Co.	29,124	390,553
		24,085,413
Electric — 1.6%
Alliant Energy Corp.	4,577	218,552
Ameren Corp.	2,597	184,880
American Electric Power Co., Inc.	3,500	298,165
Avangrid, Inc.	4,071	126,730
Brookfield Renewable Corp., Class A#	14,963	354,922
CenterPoint Energy, Inc.	7,158	196,845
Clearway Energy, Inc., Class A	8,083	163,762
Clearway Energy, Inc., Class C	10,316	224,889
CMS Energy Corp.	3,415	195,919
Consolidated Edison, Inc.	3,191	278,287
Constellation Energy Corp.	4,210	709,174
Dominion Energy, Inc.	4,281	204,760
DTE Energy Co.	2,362	255,923
Duke Energy Corp.	3,712	340,873
Edison International	4,460	303,369
Entergy Corp.	2,252	228,736
Evergy, Inc.	3,635	180,078
Eversource Energy	3,103	182,146
Exelon Corp.	7,281	260,951
FirstEnergy Corp.	7,348	269,010
Hawaiian Electric Industries, Inc.	55,222	672,604
IDACORP, Inc.	2,125	187,234
NextEra Energy, Inc.	4,978	274,736
OGE Energy Corp.	6,161	202,759
PG&E Corp.	16,833	280,943
Pinnacle West Capital Corp.	2,643	180,596
PPL Corp.	10,931	288,250
Public Service Enterprise Group, Inc.	4,164	259,834
Sempra	3,842	271,245
Southern Co.	4,984	335,174
Vistra Corp.	17,827	972,285
WEC Energy Group, Inc.	2,474	194,184
Xcel Energy, Inc.	4,147	218,505
		9,516,320
Electrical Components & Equipment — 0.5%
Acuity Brands, Inc.	4,700	1,180,828
AMETEK, Inc.	3,018	543,783
Eaton Corp. PLC	3,577	1,033,753
Emerson Electric Co.	3,574	381,882
Littelfuse, Inc.	513	122,217
		3,262,463
Electronics — 1.1%
Allegion PLC	1,934	247,300
Amphenol Corp., Class A	4,845	529,268
Arrow Electronics, Inc.†	3,694	434,045
Avnet, Inc.	5,225	243,433
Fortive Corp.	4,774	406,410
Garmin, Ltd.	2,436	334,584
Honeywell International, Inc.	2,251	447,341
Hubbell, Inc.	1,179	448,810
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Jabil, Inc.	4,852	$ 699,125
Keysight Technologies, Inc.†	3,751	578,779
Mettler-Toledo International, Inc.†	603	752,074
nVent Electric PLC	7,049	474,539
Sensata Technologies Holding PLC	4,742	163,220
TD SYNNEX Corp.	5,313	552,021
Trimble, Inc.†	1,673	102,371
Vontier Corp.	6,076	261,268
		6,674,588
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	687	87,256
Engineering & Construction — 0.2%
AECOM	6,350	564,071
EMCOR Group, Inc.	770	241,410
Jacobs Solutions, Inc.	1,571	230,387
MasTec, Inc.†	1,542	116,359
		1,152,227
Entertainment — 0.3%
Caesars Entertainment, Inc.†	3,142	136,583
DraftKings, Inc., Class A†	3,250	140,790
Liberty Media Corp.-Liberty Live, Class A†	1,716	66,220
Liberty Media Corp.-Liberty Live, Class C†	2,541	101,183
Madison Square Garden Sports Corp.†	1,303	245,212
Marriott Vacations Worldwide Corp.	3,363	313,398
Penn Entertainment, Inc.#†	17,388	318,200
TKO Group Holdings, Inc.	2,844	238,128
Vail Resorts, Inc.	429	98,803
		1,658,517
Environmental Control — 0.3%
Clean Harbors, Inc.†	772	140,581
Pentair PLC	2,683	208,710
Republic Services, Inc.	2,671	490,396
Stericycle, Inc.†	2,453	133,419
Veralto Corp.	1,930	166,791
Waste Management, Inc.	2,205	453,458
		1,593,355
Food — 2.0%
Albertsons Cos., Inc., Class A	44,777	908,078
Campbell Soup Co.	5,454	232,559
Conagra Brands, Inc.	13,301	373,492
Flowers Foods, Inc.	30,912	693,047
General Mills, Inc.	4,989	320,194
Grocery Outlet Holding Corp.†	6,821	175,914
Hershey Co.	4,370	821,210
Hormel Foods Corp.	6,242	220,467
Ingredion, Inc.	4,950	582,268
J.M. Smucker Co.	3,719	446,912
Kellanova	4,766	262,845
Kraft Heinz Co.	14,591	514,770
Kroger Co.	32,083	1,591,638
Lamb Weston Holdings, Inc.	2,997	306,323
McCormick & Co., Inc.	2,937	202,242
Mondelez International, Inc., Class A	10,913	797,413
Performance Food Group Co.†	4,126	316,753
Pilgrim's Pride Corp.†	4,370	139,141
Post Holdings, Inc.†	8,167	850,675
Seaboard Corp.	180	591,766
Sysco Corp.	5,966	483,067
Tyson Foods, Inc., Class A	4,082	221,408

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
US Foods Holding Corp.†	11,700	$ 594,243
WK Kellogg Co.	10,704	156,707
		11,803,132
Food Service — 0.0%
Aramark	3,278	99,422
Forest Products & Paper — 0.0%
International Paper Co.	5,247	185,534
Gas — 0.1%
Atmos Energy Corp.	1,892	213,626
National Fuel Gas Co.	3,650	177,901
NiSource, Inc.	6,495	169,260
		560,787
Hand/Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	2,269	582,225
MSA Safety, Inc.	1,538	283,223
Regal Rexnord Corp.	1,196	205,102
Snap-on, Inc.	2,276	627,402
		1,697,952
Healthcare-Products — 2.3%
Abbott Laboratories	15,286	1,813,531
Agilent Technologies, Inc.	3,892	534,605
Align Technology, Inc.†	998	301,815
Avantor, Inc.†	4,963	122,288
Baxter International, Inc.	2,944	120,469
Boston Scientific Corp.†	10,929	723,609
Bruker Corp.	2,458	212,715
Cooper Cos., Inc.	2,080	194,688
Danaher Corp.	5,792	1,466,187
DENTSPLY SIRONA, Inc.	3,201	104,609
Edwards Lifesciences Corp.†	7,936	673,528
Enovis Corp.†	1,979	118,364
Envista Holdings Corp.†	5,042	104,117
GE HealthCare Technologies, Inc.	2,985	272,471
Hologic, Inc.†	4,036	297,857
IDEXX Laboratories, Inc.†	2,053	1,180,947
Insulet Corp.†	598	98,072
Intuitive Surgical, Inc.†	1,718	662,461
Medtronic PLC	5,351	446,059
Penumbra, Inc.†	488	114,641
QIAGEN NV	6,553	280,403
ResMed, Inc.	465	80,780
Revvity, Inc.	774	84,823
STERIS PLC	942	219,401
Stryker Corp.	2,110	736,538
Teleflex, Inc.	562	125,208
Thermo Fisher Scientific, Inc.	2,953	1,683,742
Waters Corp.†	1,587	535,486
West Pharmaceutical Services, Inc.	854	306,039
Zimmer Biomet Holdings, Inc.	1,615	200,841
		13,816,294
Healthcare-Services — 2.6%
Acadia Healthcare Co., Inc.†	1,482	123,673
Amedisys, Inc.†	2,951	274,502
Centene Corp.†	16,520	1,295,664
Charles River Laboratories International, Inc.†	986	250,631
Chemed Corp.	1,453	909,767
DaVita, Inc.†	3,383	429,539
Elevance Health, Inc.	3,985	1,997,481
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Encompass Health Corp.	2,379	$ 176,998
Fortrea Holdings, Inc.†	3,333	125,121
HCA Healthcare, Inc.	2,521	785,796
Humana, Inc.	1,977	692,583
IQVIA Holdings, Inc.†	1,636	404,354
Laboratory Corp. of America Holdings	2,842	613,389
Molina Healthcare, Inc.†	2,153	848,088
Quest Diagnostics, Inc.	2,922	364,928
Teladoc Health, Inc.†	8,193	123,550
Tenet Healthcare Corp.†	1,867	173,631
UnitedHealth Group, Inc.	11,487	5,669,983
Universal Health Services, Inc., Class B	1,879	313,906
		15,573,584
Home Builders — 0.8%
D.R. Horton, Inc.	2,026	302,766
Lennar Corp., Class A	5,960	944,720
Lennar Corp., Class B	5,027	740,829
NVR, Inc.†	32	244,018
PulteGroup, Inc.	4,256	461,265
Thor Industries, Inc.	5,543	710,502
Toll Brothers, Inc.	10,013	1,147,890
		4,551,990
Home Furnishings — 0.2%
Dolby Laboratories, Inc., Class A	6,326	512,406
Tempur Sealy International, Inc.	10,595	577,110
		1,089,516
Household Products/Wares — 0.3%
Avery Dennison Corp.	887	192,062
Church & Dwight Co., Inc.	4,268	427,312
Clorox Co.	3,758	576,139
Kimberly-Clark Corp.	4,920	596,156
Reynolds Consumer Products, Inc.	7,431	219,215
		2,010,884
Housewares — 0.0%
Newell Brands, Inc.	13,826	103,695
Insurance — 4.2%
Aflac, Inc.	9,153	739,013
Allstate Corp.	1,402	223,647
American Financial Group, Inc.	2,300	293,641
Aon PLC, Class A	1,207	381,400
Arch Capital Group, Ltd.†	5,599	490,416
Arthur J. Gallagher & Co.	3,016	735,693
Assurant, Inc.	1,489	270,179
Assured Guaranty, Ltd.	3,132	286,891
Axis Capital Holdings, Ltd.	3,456	216,242
Berkshire Hathaway, Inc., Class B†	19,207	7,863,346
Brown & Brown, Inc.	3,458	291,198
Chubb, Ltd.	4,387	1,104,076
Cincinnati Financial Corp.	1,477	168,378
CNA Financial Corp.	8,130	357,313
Equitable Holdings, Inc.	9,785	335,038
Everest Group, Ltd.	674	248,625
Fidelity National Financial, Inc.	8,426	426,187
First American Financial Corp.	7,151	417,690
Globe Life, Inc.	1,991	252,718
Hanover Insurance Group, Inc.	1,385	182,086
Hartford Financial Services Group, Inc.	7,453	714,296
Loews Corp.	7,680	576,998
Markel Group, Inc.†	189	282,079

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.	6,495	$ 1,313,744
MetLife, Inc.	5,464	381,059
MGIC Investment Corp.	18,229	362,575
Old Republic International Corp.	20,062	580,996
Primerica, Inc.	1,068	261,938
Principal Financial Group, Inc.	6,530	528,016
Progressive Corp.	4,860	921,262
Prudential Financial, Inc.	2,899	315,962
Reinsurance Group of America, Inc.	2,069	365,903
RenaissanceRe Holdings, Ltd.	1,250	281,025
Ryan Specialty Holdings, Inc.†	3,509	183,801
Travelers Cos., Inc.	2,986	659,787
Unum Group	14,858	734,728
W.R. Berkley Corp.	3,842	321,191
White Mountains Insurance Group, Ltd.	196	346,026
Willis Towers Watson PLC	1,194	325,496
		24,740,659
Internet — 9.9%
Airbnb, Inc., Class A†	991	156,053
Alphabet, Inc., Class A†	72,784	10,077,673
Alphabet, Inc., Class C†	62,472	8,732,336
Amazon.com, Inc.†	102,127	18,051,968
Booking Holdings, Inc.†	326	1,130,839
CDW Corp.	2,743	675,354
DoorDash, Inc., Class A†	1,114	138,771
eBay, Inc.	6,857	324,199
Etsy, Inc.†	2,814	201,736
Expedia Group, Inc.†	1,582	216,449
F5, Inc.†	2,299	430,419
Gen Digital, Inc.	13,369	287,300
GoDaddy, Inc., Class A†	4,241	484,110
Match Group, Inc.†	3,280	118,211
Meta Platforms, Inc., Class A	26,119	12,801,705
Netflix, Inc.†	2,022	1,219,104
Palo Alto Networks, Inc.†	3,329	1,033,821
Pinterest, Inc., Class A†	11,825	433,977
Spotify Technology SA†	1,251	320,769
Uber Technologies, Inc.†	7,956	632,502
VeriSign, Inc.†	4,199	820,023
Wayfair, Inc., Class A#†	3,500	208,600
		58,495,919
Iron/Steel — 0.6%
Cleveland-Cliffs, Inc.†	20,348	423,238
Nucor Corp.	5,025	966,307
Reliance, Inc.	3,926	1,261,110
Steel Dynamics, Inc.	6,177	826,606
United States Steel Corp.	3,593	170,093
		3,647,354
Leisure Time — 0.1%
Harley-Davidson, Inc.	14,710	533,532
Polaris, Inc.	1,271	117,834
Royal Caribbean Cruises, Ltd.†	1,068	131,738
YETI Holdings, Inc.†	2,498	102,518
		885,622
Lodging — 0.4%
Boyd Gaming Corp.	7,007	463,373
Choice Hotels International, Inc.	747	83,619
Hilton Worldwide Holdings, Inc.	1,607	328,342
Hyatt Hotels Corp., Class A#	952	146,218
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Las Vegas Sands Corp.	1,896	$ 103,370
Marriott International, Inc., Class A	1,415	353,566
MGM Resorts International†	7,404	320,445
Travel & Leisure Co.	4,408	196,993
Wyndham Hotels & Resorts, Inc.	1,614	123,552
Wynn Resorts, Ltd.	968	101,834
		2,221,312
Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.	1,633	164,656
Caterpillar, Inc.	3,068	1,024,589
Oshkosh Corp.	3,428	380,028
Vertiv Holdings Co., Class A	2,393	161,815
		1,731,088
Machinery-Diversified — 1.1%
AGCO Corp.	1,181	129,556
Cognex Corp.	2,600	102,570
Deere & Co.	1,522	555,606
Dover Corp.	2,414	399,227
Esab Corp.	8,484	840,934
Gates Industrial Corp. PLC†	44,477	654,701
Graco, Inc.	3,619	330,270
IDEX Corp.	1,139	268,690
Ingersoll Rand, Inc.	6,205	566,703
Middleby Corp.†	1,979	301,125
Nordson Corp.	1,274	338,438
Otis Worldwide Corp.	6,543	623,548
Rockwell Automation, Inc.	776	221,222
Toro Co.	3,604	332,685
Westinghouse Air Brake Technologies Corp.	5,002	706,733
Xylem, Inc.	1,999	253,973
		6,625,981
Media — 1.7%
Cable One, Inc.	138	62,928
Charter Communications, Inc., Class A†	1,347	395,924
Comcast Corp., Class A	43,580	1,867,403
FactSet Research Systems, Inc.	1,505	696,183
Fox Corp., Class A	18,887	562,644
Fox Corp., Class B	18,427	504,531
Liberty Broadband Corp., Class A†	761	45,774
Liberty Broadband Corp., Class C†	755	45,436
Liberty Media Corp.-Liberty Formula One, Class A†	2,733	179,148
Liberty Media Corp.-Liberty Formula One, Class C†	3,264	237,489
Liberty Media Corp.-Liberty SiriusXM†	18,597	538,941
Liberty Media Corp.-Liberty SiriusXM, Class A†	17,317	504,617
New York Times Co., Class A	7,634	338,034
News Corp., Class A	25,911	696,488
News Corp., Class B	27,148	759,872
Nexstar Media Group, Inc.	4,359	724,335
Sirius XM Holdings, Inc.#	83,456	368,875
Walt Disney Co.	8,998	1,003,997
Warner Bros. Discovery, Inc.†	36,862	324,017
		9,856,636
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	1,208	197,194
Timken Co.	2,712	227,781
Valmont Industries, Inc.	640	135,635
		560,610
Mining — 0.0%
Newmont Corp.	1,849	57,781

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 1.1%
3M Co.	4,738	$ 436,464
A.O. Smith Corp.	5,563	461,173
Axon Enterprise, Inc.†	487	149,689
Carlisle Cos., Inc.	1,773	620,550
Donaldson Co., Inc.	7,867	563,434
General Electric Co.	8,957	1,405,264
Illinois Tool Works, Inc.	3,411	894,194
ITT, Inc.	1,093	137,871
Parker-Hannifin Corp.	1,752	938,108
Teledyne Technologies, Inc.†	584	249,526
Textron, Inc.	9,466	843,137
		6,699,410
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	859	240,073
Oil & Gas — 2.6%
APA Corp.	10,081	300,313
Chesapeake Energy Corp.#	2,149	177,894
Chevron Corp.	15,338	2,331,529
ConocoPhillips	12,274	1,381,316
Coterra Energy, Inc.	4,985	128,513
Diamondback Energy, Inc.	1,580	288,382
EOG Resources, Inc.	4,019	460,015
EQT Corp.	7,281	270,489
Exxon Mobil Corp.	43,551	4,551,951
Hess Corp.	1,479	215,564
HF Sinclair Corp.	7,489	415,639
Marathon Oil Corp.	22,003	533,573
Marathon Petroleum Corp.	7,812	1,322,025
Occidental Petroleum Corp.	9,702	588,038
Ovintiv, Inc.	6,481	320,226
Phillips 66	7,028	1,001,560
Pioneer Natural Resources Co.	1,267	297,986
Southwestern Energy Co.†	29,701	207,016
Valero Energy Corp.	6,145	869,272
		15,661,301
Oil & Gas Services — 0.1%
Baker Hughes Co.	4,787	141,647
Schlumberger NV	6,733	325,406
		467,053
Packaging & Containers — 0.4%
Amcor PLC	15,603	141,363
AptarGroup, Inc.	1,807	253,811
Ardagh Group SA#†	10,044	82,361
Berry Global Group, Inc.	5,216	303,623
Graphic Packaging Holding Co.	9,181	238,247
Packaging Corp. of America	1,293	234,279
Silgan Holdings, Inc.	3,664	160,886
Sonoco Products Co.	3,817	216,348
Westrock Co.	12,819	580,573
		2,211,491
Pharmaceuticals — 5.5%
AbbVie, Inc.	23,748	4,180,835
Becton Dickinson & Co.	1,695	399,257
Bristol-Myers Squibb Co.	30,906	1,568,480
Cardinal Health, Inc.	8,296	928,986
Cencora, Inc.	3,098	729,889
Cigna Group	4,836	1,625,573
CVS Health Corp.	20,764	1,544,219
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Dexcom, Inc.†	1,086	$ 124,966
Elanco Animal Health, Inc.†	14,011	222,635
Eli Lilly & Co.	10,067	7,587,297
Henry Schein, Inc.†	9,691	741,071
Jazz Pharmaceuticals PLC†	4,182	497,240
Johnson & Johnson	26,767	4,319,658
McKesson Corp.	2,378	1,239,913
Merck & Co., Inc.	26,162	3,326,498
Neurocrine Biosciences, Inc.†	959	125,054
Perrigo Co. PLC	12,954	340,172
Pfizer, Inc.	31,689	841,660
Premier, Inc., Class A	9,168	191,244
Viatris, Inc.	83,663	1,034,911
Zoetis, Inc.	4,862	964,280
		32,533,838
Pipelines — 0.4%
Antero Midstream Corp.	20,176	270,359
Cheniere Energy, Inc.	3,171	492,139
DT Midstream, Inc.	2,453	141,366
Kinder Morgan, Inc.	18,697	325,141
ONEOK, Inc.	3,067	230,393
Targa Resources Corp.	4,592	451,118
Williams Cos., Inc.	9,396	337,692
		2,248,208
Private Equity — 0.1%
Blackstone, Inc.	2,437	311,498
KKR & Co., Inc.	2,416	237,396
		548,894
Real Estate — 0.0%
CBRE Group, Inc., Class A†	1,507	138,478
Jones Lang LaSalle, Inc.†	820	155,997
		294,475
REITS — 1.7%
Agree Realty Corp.	2,052	112,757
Alexandria Real Estate Equities, Inc.	1,373	171,254
American Homes 4 Rent, Class A	5,902	218,433
American Tower Corp.	1,047	208,206
Americold Realty Trust, Inc.	7,157	181,072
Annaly Capital Management, Inc.	13,236	252,675
Apartment Income REIT Corp.	2,774	84,108
AvalonBay Communities, Inc.	982	173,844
Brixmor Property Group, Inc.	8,790	198,742
Camden Property Trust	2,323	219,477
Cousins Properties, Inc.	9,108	207,754
Crown Castle, Inc.	1,312	144,241
CubeSmart	3,427	149,452
Digital Realty Trust, Inc.	864	126,844
EPR Properties	4,627	190,077
Equinix, Inc.	344	305,754
Equity LifeStyle Properties, Inc.	2,440	164,261
Equity Residential	2,967	178,643
Essex Property Trust, Inc.	762	176,327
First Industrial Realty Trust, Inc.	3,633	192,549
Gaming & Leisure Properties, Inc.	4,746	215,848
Healthcare Realty Trust, Inc.	4,356	60,026
Healthpeak Properties, Inc.	4,405	73,784
Highwoods Properties, Inc.	9,984	244,109
Host Hotels & Resorts, Inc.	20,141	417,724
Invitation Homes, Inc.	5,024	171,168
Iron Mountain, Inc.	5,151	405,075

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Kilroy Realty Corp.	6,683	$ 253,219
Lamar Advertising Co., Class A	838	92,641
Mid-America Apartment Communities, Inc.	1,237	155,466
NET Lease Office Properties	5,176	126,243
NNN REIT, Inc.	3,170	128,987
Park Hotels & Resorts, Inc.	28,404	471,506
Prologis, Inc.	2,930	390,481
Public Storage	813	230,786
Rayonier, Inc.	2,273	78,259
Realty Income Corp.	4,794	249,815
Regency Centers Corp.	2,705	167,575
Rexford Industrial Realty, Inc.	1,756	89,345
Rithm Capital Corp.	43,353	469,947
SBA Communications Corp.	265	55,446
Simon Property Group, Inc.	1,071	158,658
Starwood Property Trust, Inc.#	6,258	127,601
Sun Communities, Inc.	1,424	190,474
UDR, Inc.	3,532	125,386
VICI Properties, Inc.	8,897	266,287
Vornado Realty Trust	18,636	490,127
Welltower, Inc.	3,314	305,418
Weyerhaeuser Co.	5,774	198,510
WP Carey, Inc.	2,677	150,795
		10,217,176
Retail — 7.1%
Advance Auto Parts, Inc.	2,106	142,239
AutoNation, Inc.†	10,335	1,548,183
AutoZone, Inc.†	590	1,773,552
Bath & Body Works, Inc.	13,167	601,732
Best Buy Co., Inc.	8,259	667,988
BJ's Wholesale Club Holdings, Inc.†	1,374	100,357
Burlington Stores, Inc.†	1,088	223,149
Casey's General Stores, Inc.	3,951	1,203,040
Chipotle Mexican Grill, Inc.†	148	397,938
Costco Wholesale Corp.	4,925	3,663,658
Darden Restaurants, Inc.	1,737	296,523
Dick's Sporting Goods, Inc.	5,664	1,007,569
Dollar General Corp.	3,443	500,302
Dollar Tree, Inc.†	4,700	689,396
Domino's Pizza, Inc.	959	429,968
Five Below, Inc.†	523	104,956
Floor & Decor Holdings, Inc., Class A†	1,674	202,755
GameStop Corp., Class A#†	5,620	80,197
Gap, Inc.	27,191	514,998
Genuine Parts Co.	6,060	904,516
Home Depot, Inc.	12,319	4,688,735
Kohl's Corp.	16,313	454,643
Lithia Motors, Inc.	425	127,101
Lowe's Cos., Inc.	8,437	2,030,533
Lululemon Athletica, Inc.†	2,087	974,817
Macy's, Inc.	32,625	568,980
McDonald's Corp.	5,758	1,682,948
MSC Industrial Direct Co., Inc., Class A	7,723	779,560
Murphy USA, Inc.	381	158,881
Nordstrom, Inc.#	14,400	301,968
Ollie's Bargain Outlet Holdings, Inc.†	1,994	159,859
O'Reilly Automotive, Inc.†	1,786	1,942,132
Penske Automotive Group, Inc.	7,391	1,134,518
Petco Health & Wellness Co., Inc.#†	124,322	323,237
Ross Stores, Inc.	2,319	345,438
Starbucks Corp.	5,829	553,172
Security Description	Shares or Principal Amount	Value

Retail (continued)
Target Corp.	6,673	$ 1,020,435
Texas Roadhouse, Inc.	1,493	223,009
TJX Cos., Inc.	10,489	1,039,879
Tractor Supply Co.	4,305	1,094,848
Ulta Beauty, Inc.†	1,422	780,052
Victoria's Secret & Co.†	8,271	236,220
Walmart, Inc.	70,323	4,121,631
Wendy's Co.	7,347	133,054
Williams-Sonoma, Inc.	5,638	1,327,918
Wingstop, Inc.	590	207,119
Yum! Brands, Inc.	6,749	934,197
		42,397,900
Savings & Loans — 0.0%
New York Community Bancorp, Inc.	17,008	81,468
TFS Financial Corp.	9,616	122,604
		204,072
Semiconductors — 8.0%
Advanced Micro Devices, Inc.†	10,897	2,097,999
Allegro MicroSystems, Inc.†	11,893	374,511
Analog Devices, Inc.	3,966	760,758
Applied Materials, Inc.	13,772	2,776,711
Broadcom, Inc.	4,899	6,371,101
Cirrus Logic, Inc.†	11,371	1,044,085
Intel Corp.	22,358	962,512
KLA Corp.	2,046	1,395,986
Lam Research Corp.	1,531	1,436,461
Lattice Semiconductor Corp.†	1,725	132,152
Marvell Technology, Inc.	2,367	169,619
Microchip Technology, Inc.	6,006	505,345
Micron Technology, Inc.	4,963	449,697
MKS Instruments, Inc.	4,448	546,037
Monolithic Power Systems, Inc.	956	688,358
NVIDIA Corp.	26,933	21,307,235
ON Semiconductor Corp.†	9,957	785,806
Qorvo, Inc.†	3,734	427,730
QUALCOMM, Inc.	15,866	2,503,496
Skyworks Solutions, Inc.	3,951	414,539
Teradyne, Inc.	5,796	600,408
Texas Instruments, Inc.	9,468	1,584,280
		47,334,826
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,100	612,402
Software — 10.9%
Adobe, Inc.†	6,148	3,444,601
Akamai Technologies, Inc.†	4,818	534,413
ANSYS, Inc.†	308	102,924
AppLovin Corp., Class A†	23,939	1,429,637
Atlassian Corp., Class A†	2,978	617,697
Autodesk, Inc.†	2,759	712,291
Broadridge Financial Solutions, Inc.	1,023	208,262
Cadence Design Systems, Inc.†	6,143	1,869,806
CCC Intelligent Solutions Holdings, Inc.†	12,603	147,581
Concentrix Corp.	5,016	363,409
Datadog, Inc., Class A†	972	127,779
DocuSign, Inc.†	3,787	201,733
Dropbox, Inc., Class A†	30,409	728,296
Electronic Arts, Inc.	4,681	652,906
Fair Isaac Corp.†	1,068	1,356,264
Fiserv, Inc.†	5,934	885,768
Guidewire Software, Inc.†	1,434	171,134

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
HubSpot, Inc.†	1,064	$ 658,414
Informatica, Inc., Class A†	9,687	315,602
Intuit, Inc.	2,797	1,854,103
Jack Henry & Associates, Inc.	2,307	400,887
Manhattan Associates, Inc.†	4,155	1,052,586
Microsoft Corp.	83,651	34,601,400
MongoDB, Inc.†	277	123,980
MSCI, Inc.	270	151,462
Nutanix, Inc., Class A†	14,188	896,114
Oracle Corp.	9,501	1,061,072
Palantir Technologies, Inc., Class A†	7,884	197,731
Paychex, Inc.	2,404	294,778
Pegasystems, Inc.	4,890	318,046
Playtika Holding Corp.†	32,146	238,202
PTC, Inc.†	1,249	228,580
RingCentral, Inc., Class A†	8,883	296,870
Roper Technologies, Inc.	965	525,664
Salesforce, Inc.†	7,971	2,461,604
ServiceNow, Inc.†	2,020	1,558,107
Smartsheet, Inc., Class A†	3,056	128,994
Snowflake, Inc., Class A†	575	108,261
SS&C Technologies Holdings, Inc.	8,078	515,053
Synopsys, Inc.†	2,382	1,366,625
Take-Two Interactive Software, Inc.†	1,444	212,167
Teradata Corp.†	25,032	941,704
Tyler Technologies, Inc.†	207	90,488
Workday, Inc., Class A†	1,335	393,371
Zoom Video Communications, Inc., Class A†	4,738	335,119
		64,881,485
Telecommunications — 1.4%
Arista Networks, Inc.†	3,060	849,272
AT&T, Inc.	74,485	1,261,031
Ciena Corp.†	1,408	80,228
Cisco Systems, Inc.	48,058	2,324,565
Corning, Inc.	7,601	245,056
Juniper Networks, Inc.	10,290	381,039
Motorola Solutions, Inc.	2,807	927,405
T-Mobile US, Inc.	4,296	701,537
Ubiquiti, Inc.#	2,070	242,563
Verizon Communications, Inc.	38,261	1,531,205
		8,543,901
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	21,632	426,150
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	6,193	458,778
CSX Corp.	13,194	500,580
Expeditors International of Washington, Inc.	4,830	577,668
FedEx Corp.	3,418	850,980
JB Hunt Transport Services, Inc.	884	182,378
Kirby Corp.†	5,995	525,881
Knight-Swift Transportation Holdings, Inc.	1,403	79,045
Landstar System, Inc.	4,692	892,418
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Norfolk Southern Corp.	1,045	$ 264,782
Old Dominion Freight Line, Inc.	1,356	600,003
Schneider National, Inc., Class B#	3,857	90,832
Union Pacific Corp.	2,028	514,483
United Parcel Service, Inc., Class B	2,298	340,702
XPO, Inc.†	3,803	457,577
		6,336,107
Water — 0.1%
American Water Works Co., Inc.	1,828	216,691
Essential Utilities, Inc.	4,808	167,222
		383,913
Total Common Stocks (cost $408,869,602)		590,981,318
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
Vanguard Russell 1000 ETF # (cost $959,917)	4,283	992,543
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc.†(1) (cost $0)	1,081	0
Total Long-Term Investment Securities (cost $409,829,519)		591,973,861
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(2)(3) (cost $2,062,446)	2,062,446	2,062,446
TOTAL INVESTMENTS (cost $411,891,965)	100.0%	594,036,307
Other assets less liabilities	(0.0)	(175,582)
NET ASSETS	100.0%	$593,860,725
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of February 29, 2024.
(3)	At February 29, 2024, the Fund had loaned securities with a total value of $3,739,962. This was secured by collateral of $2,062,446, which was received in cash and subsequently invested in short-term investments currently valued at $2,062,446 as reported in the Portfolio of Investments. Additional collateral of $1,823,470 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Bills	0.00%	04/04/2024 to 05/28/2024	$35,491
United States Treasury Notes/Bonds	0.00% to 5.56%	03/15/2024 to 02/15/2054	1,787,979
ETF—Exchange Traded Fund

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$2,129,130	$82,361	$—	$2,211,491
Other Industries	588,769,827	—	—	588,769,827
Unaffiliated Investment Companies	992,543	—	—	992,543
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	2,062,446	—	—	2,062,446
Total Investments at Value	$593,953,946	$82,361	$0	$594,036,307
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 0.3%
Boeing Co.†	1,007	$ 205,146
HEICO Corp.	1,325	256,255
HEICO Corp., Class A	1,538	239,298
Lockheed Martin Corp.	2,155	922,857
Northrop Grumman Corp.	487	224,517
TransDigm Group, Inc.	1,011	1,190,695
		3,038,768
Airlines — 0.1%
American Airlines Group, Inc.†	21,658	339,598
Delta Air Lines, Inc.	18,646	788,166
		1,127,764
Apparel — 0.9%
Crocs, Inc.†	5,780	706,605
Deckers Outdoor Corp.†	6,634	5,941,344
NIKE, Inc., Class B	9,836	1,022,256
Skechers USA, Inc., Class A†	9,832	607,716
Tapestry, Inc.	18,516	880,065
		9,157,986
Auto Manufacturers — 1.3%
Tesla, Inc.†	64,484	13,018,030
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	16,989	1,279,781
Banks — 0.2%
First Citizens BancShares, Inc., Class A	525	826,251
NU Holdings, Ltd., Class A†	83,728	927,706
		1,753,957
Beverages — 1.5%
Boston Beer Co., Inc., Class A†	2,479	763,879
Brown-Forman Corp., Class A	4,311	258,401
Brown-Forman Corp., Class B	5,125	308,679
Celsius Holdings, Inc.#†	2,415	197,112
Coca-Cola Co.	15,130	908,103
Constellation Brands, Inc., Class A	1,509	375,017
Monster Beverage Corp.†	53,596	3,167,524
PepsiCo, Inc.	54,889	9,075,347
		15,054,062
Biotechnology — 2.3%
Amgen, Inc.	4,121	1,128,454
Apellis Pharmaceuticals, Inc.†	1,493	92,521
BioMarin Pharmaceutical, Inc.†	865	74,632
Exelixis, Inc.†	201,500	4,412,850
Incyte Corp.†	73,655	4,298,506
Maravai LifeSciences Holdings, Inc., Class A†	165,951	1,282,801
Regeneron Pharmaceuticals, Inc.†	3,597	3,475,026
Roivant Sciences, Ltd.†	22,187	253,819
Sarepta Therapeutics, Inc.†	3,911	500,217
Vertex Pharmaceuticals, Inc.†	17,835	7,503,898
		23,022,724
Building Materials — 0.2%
Armstrong World Industries, Inc.	1,888	227,712
Eagle Materials, Inc.	3,764	954,362
Trane Technologies PLC	2,014	567,887
Trex Co., Inc.†	1,251	114,792
Vulcan Materials Co.	1,661	441,577
		2,306,330
Security Description	Shares or Principal Amount	Value

Chemicals — 0.3%
Axalta Coating Systems, Ltd.†	15,344	$ 502,209
Ecolab, Inc.	1,725	387,849
Linde PLC	1,280	574,489
PPG Industries, Inc.	2,463	348,761
RPM International, Inc.	2,922	337,053
Sherwin-Williams Co.	2,204	731,794
		2,882,155
Commercial Services — 2.6%
Automatic Data Processing, Inc.	6,578	1,651,933
Block, Inc.†	7,456	592,528
Booz Allen Hamilton Holding Corp.	4,243	626,734
Bright Horizons Family Solutions, Inc.†	1,899	218,119
Cintas Corp.	1,990	1,250,934
CoStar Group, Inc.†	1,975	171,884
Equifax, Inc.	367	100,408
Euronet Worldwide, Inc.†	7,183	786,108
FleetCor Technologies, Inc.†	1,739	485,651
FTI Consulting, Inc.†	1,654	342,180
Gartner, Inc.†	2,417	1,125,258
Grand Canyon Education, Inc.†	10,934	1,473,903
H&R Block, Inc.	18,454	903,323
Moody's Corp.	2,215	840,415
Morningstar, Inc.	205	61,211
Paylocity Holding Corp.†	10,807	1,822,168
PayPal Holdings, Inc.†	71,596	4,320,103
Quanta Services, Inc.	1,759	424,816
RB Global, Inc.	2,814	213,611
Rollins, Inc.	45,200	1,991,964
S&P Global, Inc.	7,975	3,416,330
Service Corp. International	4,321	316,254
United Rentals, Inc.	3,328	2,307,203
Valvoline, Inc.†	7,946	338,817
Verisk Analytics, Inc.	2,205	533,389
WEX, Inc.†	716	157,327
WillScot Mobile Mini Holdings Corp.†	992	47,368
		26,519,939
Computers — 11.0%
Accenture PLC, Class A	23,380	8,762,356
Apple, Inc.	535,321	96,759,271
Crowdstrike Holdings, Inc., Class A†	1,466	475,204
EPAM Systems, Inc.†	2,533	771,045
Fortinet, Inc.†	15,303	1,057,590
Genpact, Ltd.	24,851	844,934
HP, Inc.	17,549	497,163
KBR, Inc.	7,283	437,199
NetApp, Inc.	6,428	572,863
Pure Storage, Inc., Class A†	22,133	1,165,303
		111,342,928
Cosmetics/Personal Care — 0.4%
Estee Lauder Cos., Inc., Class A	1,299	193,005
Kenvue, Inc.	33,195	630,705
Procter & Gamble Co.	17,757	2,822,298
		3,646,008
Distribution/Wholesale — 1.2%
Copart, Inc.†	132,095	7,020,849
Fastenal Co.	15,355	1,121,069
Ferguson PLC	3,129	661,627
Pool Corp.	820	326,458
SiteOne Landscape Supply, Inc.†	2,309	389,020

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
Watsco, Inc.	1,080	$ 425,650
WW Grainger, Inc.	2,346	2,283,737
		12,228,410
Diversified Financial Services — 4.5%
American Express Co.	5,158	1,131,768
Ameriprise Financial, Inc.	3,941	1,605,406
Apollo Global Management, Inc.	6,607	738,662
Ares Management Corp., Class A	3,882	514,870
Houlihan Lokey, Inc.	2,950	379,547
LPL Financial Holdings, Inc.	3,512	940,830
Mastercard, Inc., Class A	35,218	16,720,098
SLM Corp.	50,592	1,053,831
Tradeweb Markets, Inc., Class A	2,613	276,508
UWM Holdings Corp.#	36,402	232,245
Visa, Inc., Class A	73,376	20,738,993
Western Union Co.	102,755	1,377,944
XP, Inc., Class A	3,710	87,704
		45,798,406
Electric — 0.1%
Vistra Corp.	26,677	1,454,964
Electrical Components & Equipment — 0.0%
Universal Display Corp.	1,095	190,990
Electronics — 0.9%
Allegion PLC	1,356	173,392
Amphenol Corp., Class A	6,897	753,428
Honeywell International, Inc.	1,754	348,572
Hubbell, Inc.	10,820	4,118,849
Jabil, Inc.	9,728	1,401,708
Keysight Technologies, Inc.†	3,648	562,886
Mettler-Toledo International, Inc.†	648	808,199
Vontier Corp.	26,566	1,142,338
		9,309,372
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	4,654	591,105
Engineering & Construction — 1.0%
EMCOR Group, Inc.	23,602	7,399,699
TopBuild Corp.†	6,857	2,759,120
		10,158,819
Entertainment — 0.2%
Caesars Entertainment, Inc.†	16,221	705,127
Churchill Downs, Inc.	2,248	273,964
DraftKings, Inc., Class A†	8,928	386,761
Live Nation Entertainment, Inc.†	4,890	474,232
TKO Group Holdings, Inc.	4,574	382,981
Vail Resorts, Inc.	931	214,418
		2,437,483
Environmental Control — 0.1%
Tetra Tech, Inc.	1,458	258,533
Waste Management, Inc.	4,113	845,838
		1,104,371
Food — 0.5%
Albertsons Cos., Inc., Class A	26,087	529,044
Hershey Co.	7,663	1,440,031
Lamb Weston Holdings, Inc.	5,055	516,671
Security Description	Shares or Principal Amount	Value

Food (continued)
Performance Food Group Co.†	16,666	$ 1,279,449
Sysco Corp.	14,544	1,177,628
		4,942,823
Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	2,737	702,314
MSA Safety, Inc.	1,449	266,834
		969,148
Healthcare-Products — 1.3%
Abbott Laboratories	3,016	357,818
Agilent Technologies, Inc.	2,961	406,723
Align Technology, Inc.†	327	98,891
Bio-Techne Corp.	776	57,090
Bruker Corp.	1,772	153,349
Edwards Lifesciences Corp.†	7,088	601,559
GE HealthCare Technologies, Inc.	1,888	172,337
Globus Medical, Inc., Class A†	26,018	1,404,712
IDEXX Laboratories, Inc.†	1,844	1,060,724
Inspire Medical Systems, Inc.†	1,471	263,368
Intuitive Surgical, Inc.†	2,163	834,053
Penumbra, Inc.†	781	183,473
ResMed, Inc.	29,303	5,090,517
Stryker Corp.	2,292	800,068
Thermo Fisher Scientific, Inc.	2,194	1,250,975
Waters Corp.†	988	333,371
West Pharmaceutical Services, Inc.	679	243,326
		13,312,354
Healthcare-Services — 2.8%
Chemed Corp.	1,262	790,176
DaVita, Inc.†	5,270	669,132
Elevance Health, Inc.	10,877	5,452,096
Encompass Health Corp.	4,875	362,700
HCA Healthcare, Inc.	1,356	422,665
Humana, Inc.	2,221	778,061
ICON PLC†	941	301,703
IQVIA Holdings, Inc.†	2,900	716,764
Medpace Holdings, Inc.†	4,627	1,839,325
Molina Healthcare, Inc.†	2,516	991,078
UnitedHealth Group, Inc.	31,313	15,456,097
		27,779,797
Home Builders — 0.6%
NVR, Inc.†	837	6,382,602
Home Furnishings — 0.0%
Tempur Sealy International, Inc.	4,291	233,731
Household Products/Wares — 0.2%
Avery Dennison Corp.	1,237	267,848
Church & Dwight Co., Inc.	6,029	603,623
Clorox Co.	3,313	507,916
Kimberly-Clark Corp.	4,190	507,702
		1,887,089
Housewares — 0.0%
Scotts Miracle-Gro Co.#	2,056	135,079
Insurance — 1.8%
Arch Capital Group, Ltd.†	10,884	953,330
Arthur J. Gallagher & Co.	11,367	2,772,752
Brighthouse Financial, Inc.†	12,120	564,186
Brown & Brown, Inc.	69,628	5,863,374
Equitable Holdings, Inc.	35,123	1,202,612
Everest Group, Ltd.	1,341	494,668

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Kinsale Capital Group, Inc.	1,522	$ 785,626
Lincoln National Corp.	9,359	257,747
Marsh & McLennan Cos., Inc.	11,363	2,298,394
Primerica, Inc.	2,320	569,003
Progressive Corp.	6,074	1,151,387
RenaissanceRe Holdings, Ltd.	1,861	418,390
RLI Corp.	2,447	358,363
Ryan Specialty Holdings, Inc.†	3,792	198,625
Willis Towers Watson PLC	1,051	286,513
		18,174,970
Internet — 20.0%
Airbnb, Inc., Class A†	16,902	2,661,558
Alphabet, Inc., Class A†	217,694	30,141,911
Alphabet, Inc., Class C†	211,777	29,602,189
Amazon.com, Inc.†	336,281	59,441,030
Booking Holdings, Inc.†	2,332	8,089,312
CDW Corp.	4,084	1,005,522
Coupang, Inc.†	36,687	679,443
DoorDash, Inc., Class A†	21,635	2,695,072
eBay, Inc.	17,895	846,076
Etsy, Inc.†	7,792	558,608
Expedia Group, Inc.†	6,188	846,642
Gen Digital, Inc.	42,896	921,835
GoDaddy, Inc., Class A†	25,682	2,931,600
Maplebear, Inc.†	16,987	552,757
Match Group, Inc.†	8,379	301,979
Meta Platforms, Inc., Class A	88,665	43,457,376
Netflix, Inc.†	11,237	6,775,012
Okta, Inc.†	6,343	680,604
Palo Alto Networks, Inc.†	2,572	798,735
Pinterest, Inc., Class A†	18,632	683,794
Spotify Technology SA†	14,234	3,649,740
Uber Technologies, Inc.†	12,458	990,411
VeriSign, Inc.†	4,271	834,084
Wayfair, Inc., Class A#†	37,840	2,255,264
		201,400,554
Leisure Time — 0.2%
Brunswick Corp.	4,708	411,479
Polaris, Inc.	3,788	351,186
Royal Caribbean Cruises, Ltd.†	4,638	572,097
YETI Holdings, Inc.†	14,279	586,010
		1,920,772
Lodging — 0.3%
Choice Hotels International, Inc.	2,014	225,447
Hilton Worldwide Holdings, Inc.	2,399	490,164
Las Vegas Sands Corp.	6,185	337,206
Marriott International, Inc., Class A	3,358	839,064
Travel & Leisure Co.	5,925	264,788
Wyndham Hotels & Resorts, Inc.	3,100	237,305
Wynn Resorts, Ltd.	2,136	224,707
		2,618,681
Machinery-Construction & Mining — 0.8%
BWX Technologies, Inc.	6,138	618,895
Caterpillar, Inc.	17,766	5,933,133
Vertiv Holdings Co., Class A	21,291	1,439,697
		7,991,725
Machinery-Diversified — 0.3%
Deere & Co.	1,856	677,533
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Graco, Inc.	3,872	$ 353,359
IDEX Corp.	1,348	317,993
Otis Worldwide Corp.	3,482	331,834
Rockwell Automation, Inc.	985	280,804
Toro Co.	4,580	422,780
Xylem, Inc.	2,071	263,120
		2,647,423
Media — 0.3%
Cable One, Inc.	1,353	616,968
Charter Communications, Inc., Class A†	2,598	763,630
FactSet Research Systems, Inc.	771	356,649
Liberty Broadband Corp., Class A†	2,350	141,353
Liberty Broadband Corp., Class C†	2,500	150,450
Nexstar Media Group, Inc.	5,905	981,234
		3,010,284
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	2,254	367,943
Valmont Industries, Inc.	2,208	467,941
		835,884
Mining — 0.0%
Southern Copper Corp.#	3,237	261,744
Miscellaneous Manufacturing — 0.2%
A.O. Smith Corp.	1,663	137,863
Axon Enterprise, Inc.†	1,274	391,589
Donaldson Co., Inc.	8,473	606,836
Illinois Tool Works, Inc.	4,017	1,053,057
		2,189,345
Oil & Gas — 0.1%
APA Corp.	4,481	133,489
Hess Corp.	1,530	222,997
Ovintiv, Inc.	12,778	631,361
Texas Pacific Land Corp.	99	155,967
		1,143,814
Oil & Gas Services — 0.0%
Halliburton Co.	6,130	214,979
Packaging & Containers — 0.1%
Graphic Packaging Holding Co.	32,303	838,263
Pharmaceuticals — 4.1%
AbbVie, Inc.	33,751	5,941,864
Cardinal Health, Inc.	5,277	590,919
Cencora, Inc.	14,699	3,463,084
Cigna Group	2,660	894,132
Dexcom, Inc.†	857	98,615
Eli Lilly & Co.	21,237	16,005,902
Jazz Pharmaceuticals PLC†	49,348	5,867,477
McKesson Corp.	1,657	863,976
Merck & Co., Inc.	32,499	4,132,248
Neurocrine Biosciences, Inc.†	19,797	2,581,529
Zoetis, Inc.	5,058	1,003,153
		41,442,899
Pipelines — 0.2%
Antero Midstream Corp.	25,882	346,819
Cheniere Energy, Inc.	3,995	620,024
ONEOK, Inc.	3,100	232,872
Targa Resources Corp.	3,328	326,943
		1,526,658

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity — 0.0%
Blackstone, Inc.	3,307	$ 422,701
REITS — 0.3%
American Tower Corp.	1,762	350,391
Crown Castle, Inc.	1,002	110,160
Equinix, Inc.	361	320,864
Equity LifeStyle Properties, Inc.	3,257	219,261
Iron Mountain, Inc.	5,217	410,265
Lamar Advertising Co., Class A	925	102,259
Public Storage	884	250,941
SBA Communications Corp.	195	40,800
Simon Property Group, Inc.	1,263	187,101
Sun Communities, Inc.	3,552	475,115
UDR, Inc.	4,678	166,069
		2,633,226
Retail — 5.2%
AutoZone, Inc.†	1,089	3,273,556
Best Buy Co., Inc.	10,774	871,401
BJ's Wholesale Club Holdings, Inc.†	15,466	1,129,637
Burlington Stores, Inc.†	1,085	222,533
Casey's General Stores, Inc.	4,083	1,243,233
Cava Group, Inc.#†	13,966	815,754
Chipotle Mexican Grill, Inc.†	264	709,835
Costco Wholesale Corp.	12,616	9,384,916
Darden Restaurants, Inc.	3,284	560,612
Dick's Sporting Goods, Inc.	4,572	813,313
Dollar General Corp.	1,275	185,270
Domino's Pizza, Inc.	1,939	869,351
Five Below, Inc.†	578	115,993
Home Depot, Inc.	20,567	7,828,006
Lowe's Cos., Inc.	8,206	1,974,938
Lululemon Athletica, Inc.†	8,918	4,165,509
McDonald's Corp.	2,911	850,827
Murphy USA, Inc.	2,483	1,035,436
Ollie's Bargain Outlet Holdings, Inc.†	3,613	289,654
O'Reilly Automotive, Inc.†	1,421	1,545,224
Ross Stores, Inc.	6,422	956,621
Starbucks Corp.	9,699	920,435
Target Corp.	5,389	824,086
Texas Roadhouse, Inc.	3,967	592,551
TJX Cos., Inc.	23,850	2,364,489
Tractor Supply Co.#	3,416	868,757
Ulta Beauty, Inc.†	3,476	1,906,795
Victoria's Secret & Co.#†	41,797	1,193,722
Wendy's Co.	18,905	342,369
Williams-Sonoma, Inc.	8,087	1,904,731
Wingstop, Inc.	4,415	1,549,886
Yum! Brands, Inc.	7,344	1,016,556
		52,325,996
Semiconductors — 11.8%
Advanced Micro Devices, Inc.†	9,508	1,830,575
Allegro MicroSystems, Inc.†	6,635	208,936
Applied Materials, Inc.	44,998	9,072,497
Broadcom, Inc.	15,768	20,506,126
KLA Corp.	10,114	6,900,782
Lam Research Corp.	2,460	2,308,095
Lattice Semiconductor Corp.†	7,752	593,881
Microchip Technology, Inc.	11,013	926,634
Monolithic Power Systems, Inc.	690	496,828
NVIDIA Corp.	91,072	72,048,881
QUALCOMM, Inc.	17,345	2,736,867
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Teradyne, Inc.	3,705	$ 383,801
Texas Instruments, Inc.	5,522	923,996
		118,937,899
Software — 17.6%
Adobe, Inc.†	15,558	8,716,836
ANSYS, Inc.†	1,140	380,954
AppLovin Corp., Class A†	77,409	4,622,866
Atlassian Corp., Class A†	2,820	584,924
Autodesk, Inc.†	3,831	989,049
Bentley Systems, Inc., Class B	6,522	335,035
Broadridge Financial Solutions, Inc.	1,793	365,019
Cadence Design Systems, Inc.†	8,880	2,702,894
Datadog, Inc., Class A†	1,578	207,444
DocuSign, Inc.†	16,250	865,638
DoubleVerify Holdings, Inc.†	4,922	152,041
Doximity, Inc., Class A#†	23,939	675,798
Dropbox, Inc., Class A†	40,922	980,082
Dynatrace, Inc.†	31,741	1,572,767
Elastic NV†	851	113,872
Fair Isaac Corp.†	1,173	1,489,604
Fiserv, Inc.†	3,847	574,242
Gitlab, Inc., Class A†	6,822	492,003
HashiCorp, Inc., Class A†	52,063	1,357,282
HubSpot, Inc.†	1,363	843,438
Informatica, Inc., Class A†	21,701	707,019
Intuit, Inc.	6,842	4,535,493
Jack Henry & Associates, Inc.	960	166,819
Manhattan Associates, Inc.†	7,673	1,943,801
Microsoft Corp.	276,135	114,220,481
MSCI, Inc.	270	151,462
Nutanix, Inc., Class A†	12,220	771,815
Oracle Corp.	11,081	1,237,526
Palantir Technologies, Inc., Class A†	10,817	271,290
Paychex, Inc.	30,660	3,759,529
Pegasystems, Inc.	12,481	811,764
Playtika Holding Corp.†	69,788	517,129
Procore Technologies, Inc.†	9,465	738,554
PTC, Inc.†	3,996	731,308
RingCentral, Inc., Class A†	27,928	933,354
Salesforce, Inc.†	27,290	8,427,698
SentinelOne, Inc., Class A†	3,630	102,257
ServiceNow, Inc.†	2,192	1,690,777
Smartsheet, Inc., Class A†	7,883	332,741
Splunk, Inc.†	2,578	402,735
Synopsys, Inc.†	8,550	4,905,392
Teradata Corp.†	25,995	977,932
Twilio, Inc., Class A†	1,925	114,711
Tyler Technologies, Inc.†	917	400,857
UiPath, Inc., Class A†	22,650	537,938
Workday, Inc., Class A†	1,807	532,451
		177,944,621
Telecommunications — 0.6%
Arista Networks, Inc.†	15,114	4,194,740
Iridium Communications, Inc.	8,009	231,861
Motorola Solutions, Inc.	2,929	967,712
Ubiquiti, Inc.#	1,901	222,759
		5,617,072
Transportation — 0.5%
C.H. Robinson Worldwide, Inc.	11,092	821,695
CSX Corp.	9,561	362,744
Expeditors International of Washington, Inc.	5,001	598,120

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
JB Hunt Transport Services, Inc.	880	$ 181,553
Landstar System, Inc.	6,283	1,195,026
Old Dominion Freight Line, Inc.	1,168	516,817
Saia, Inc.†	417	239,942
Union Pacific Corp.	1,738	440,913
United Parcel Service, Inc., Class B	1,837	272,354
		4,629,164
Total Common Stocks (cost $680,385,967)		1,001,795,649
CONVERTIBLE PREFERRED STOCKS — 0.0%
Software — 0.0%
Databricks, Inc. Series G†(1)(2) (cost $323,874)	5,478	317,724
UNAFFILIATED INVESTMENT COMPANIES — 0.3%
iShares Russell 1000 Growth ETF (cost $2,669,909)	8,444	2,796,146
Total Long-Term Investment Securities (cost $683,379,750)		1,004,909,519
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(3)	168	168
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(3)(4)	617,785	617,785
Total Short-Term Investments (cost $617,953)		617,953
TOTAL INVESTMENTS (cost $683,997,703)	99.7%	1,005,527,472
Other assets less liabilities	0.3	3,327,248
NET ASSETS	100.0%	$1,008,854,720
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Databricks, Inc. Series G	02/01/2021	5,478	$323,874	$317,724	$58.00	0.0%
(3)	The rate shown is the 7-day yield as of February 29, 2024.
(4)	At February 29, 2024, the Fund had loaned securities with a total value of $4,916,420. This was secured by collateral of $617,785, which was received in cash and subsequently invested in short-term investments currently valued at $617,785 as reported in the Portfolio of Investments. Additional collateral of $4,283,509 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Bills	0.00%	04/04/2024 to 05/28/2024	$195,710
United States Treasury Notes/Bonds	0.00% to 6.00%	03/15/2024 to 02/15/2054	4,087,799
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,001,795,649	$—	$—	$1,001,795,649
Convertible Preferred Stocks	—	—	317,724	317,724
Unaffiliated Investment Companies	2,796,146	—	—	2,796,146
Short-Term Investments	617,953	—	—	617,953
Total Investments at Value	$1,005,209,748	$—	$317,724	$1,005,527,472
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Advertising — 0.6%
Omnicom Group, Inc.	30,687	$ 2,712,424
Aerospace/Defense — 1.2%
General Dynamics Corp.	4,360	1,191,370
RTX Corp.	29,182	2,616,750
TransDigm Group, Inc.	1,452	1,710,078
		5,518,198
Agriculture — 0.4%
Philip Morris International, Inc.	22,337	2,009,437
Auto Manufacturers — 2.1%
Cummins, Inc.	1,832	492,093
Ford Motor Co.	50,933	633,606
General Motors Co.	56,369	2,310,002
PACCAR, Inc.	54,785	6,075,109
		9,510,810
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	12,923	402,293
Banks — 8.3%
Bank of America Corp.	109,323	3,773,830
Bank of New York Mellon Corp.	96,140	5,392,493
Bank OZK	69,130	3,027,894
Citigroup, Inc.	42,569	2,362,154
East West Bancorp, Inc.	19,037	1,387,036
First Citizens BancShares, Inc., Class A	703	1,106,388
JPMorgan Chase & Co.	87,579	16,294,949
State Street Corp.	44,915	3,311,583
Wells Fargo & Co.	24,726	1,374,518
		38,030,845
Beverages — 1.0%
PepsiCo, Inc.	28,852	4,770,390
Biotechnology — 2.3%
Amgen, Inc.	11,275	3,087,433
Bio-Rad Laboratories, Inc., Class A†	5,682	1,851,650
Exelixis, Inc.†	76,028	1,665,013
Incyte Corp.†	27,824	1,623,809
United Therapeutics Corp.†	10,783	2,433,076
		10,660,981
Building Materials — 0.5%
Builders FirstSource, Inc.†	8,829	1,723,244
Trane Technologies PLC	2,699	761,037
		2,484,281
Chemicals — 1.6%
Ecolab, Inc.	7,113	1,599,287
LyondellBasell Industries NV, Class A	12,965	1,300,130
Mosaic Co.	19,534	608,679
PPG Industries, Inc.	27,963	3,959,561
		7,467,657
Commercial Services — 2.0%
Block, Inc.†	28,050	2,229,134
Global Payments, Inc.	18,585	2,410,474
United Rentals, Inc.	4,372	3,030,976
WEX, Inc.†	6,587	1,447,362
		9,117,946
Computers — 2.7%
Amdocs, Ltd.	24,653	2,248,353
Security Description	Shares or Principal Amount	Value

Computers (continued)
Cognizant Technology Solutions Corp., Class A	9,030	$ 713,551
DXC Technology Co.†	31,666	692,219
Hewlett Packard Enterprise Co.	218,486	3,327,542
HP, Inc.	56,049	1,587,868
International Business Machines Corp.	19,609	3,628,253
		12,197,786
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	15,972	1,381,898
Procter & Gamble Co.	35,982	5,718,979
		7,100,877
Distribution/Wholesale — 0.2%
WESCO International, Inc.	6,051	904,564
Diversified Financial Services — 4.6%
Affiliated Managers Group, Inc.	15,300	2,391,543
BlackRock, Inc.	5,002	4,058,323
Capital One Financial Corp.	9,768	1,344,174
Cboe Global Markets, Inc.	18,589	3,569,088
CME Group, Inc.	14,337	3,159,158
Coinbase Global, Inc., Class A†	6,544	1,332,097
Interactive Brokers Group, Inc., Class A	17,880	1,943,914
Synchrony Financial	52,312	2,160,485
Western Union Co.	89,980	1,206,632
		21,165,414
Electric — 1.3%
Hawaiian Electric Industries, Inc.	150,098	1,828,194
NRG Energy, Inc.	56,233	3,110,809
Vistra Corp.	15,441	842,152
		5,781,155
Electrical Components & Equipment — 1.8%
AMETEK, Inc.	12,142	2,187,746
Eaton Corp. PLC	10,254	2,963,406
Emerson Electric Co.	27,518	2,940,298
		8,091,450
Electronics — 2.6%
Arrow Electronics, Inc.†	3,914	459,895
Honeywell International, Inc.	5,613	1,115,472
Hubbell, Inc.	13,287	5,057,962
nVent Electric PLC	75,973	5,114,502
		11,747,831
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	3,352	515,839
Engineering & Construction — 1.7%
EMCOR Group, Inc.	19,935	6,250,021
TopBuild Corp.†	3,535	1,422,413
		7,672,434
Food — 2.5%
Campbell Soup Co.	36,526	1,557,469
General Mills, Inc.	37,898	2,432,294
Hershey Co.	3,684	692,297
J.M. Smucker Co.	7,348	883,009
Lamb Weston Holdings, Inc.	21,322	2,179,321
Mondelez International, Inc., Class A	51,769	3,782,761
		11,527,151
Gas — 0.4%
National Fuel Gas Co.	35,089	1,710,238

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.3%
Snap-on, Inc.	5,653	$ 1,558,306
Healthcare-Products — 2.5%
Cooper Cos., Inc.	20,252	1,895,587
Globus Medical, Inc., Class A†	35,193	1,900,070
Hologic, Inc.†	8,383	618,665
Medtronic PLC	47,858	3,989,443
Stryker Corp.	8,740	3,050,872
		11,454,637
Healthcare-Services — 1.7%
Elevance Health, Inc.	10,339	5,182,424
Quest Diagnostics, Inc.	3,452	431,120
UnitedHealth Group, Inc.	4,475	2,208,860
		7,822,404
Home Builders — 1.6%
D.R. Horton, Inc.	16,642	2,486,980
PulteGroup, Inc.	44,496	4,822,477
		7,309,457
Household Products/Wares — 0.4%
Kimberly-Clark Corp.	15,466	1,874,015
Insurance — 9.4%
Aflac, Inc.	64,733	5,226,543
Arch Capital Group, Ltd.†	6,088	533,248
Arthur J. Gallagher & Co.	20,909	5,100,332
Assurant, Inc.	4,764	864,428
Berkshire Hathaway, Inc., Class B†	51,389	21,038,657
Brown & Brown, Inc.	59,954	5,048,726
Everest Group, Ltd.	1,430	527,498
MGIC Investment Corp.	29,004	576,890
Primerica, Inc.	17,478	4,286,654
		43,202,976
Internet — 1.4%
DoorDash, Inc., Class A†	4,993	621,978
F5, Inc.†	8,771	1,642,107
GoDaddy, Inc., Class A†	27,171	3,101,570
Robinhood Markets, Inc., Class A†	40,398	658,891
Wayfair, Inc., Class A#†	8,830	526,268
		6,550,814
Iron/Steel — 0.9%
Nucor Corp.	8,312	1,598,398
Steel Dynamics, Inc.	17,331	2,319,234
		3,917,632
Leisure Time — 0.1%
Polaris, Inc.	6,432	596,311
Machinery-Construction & Mining — 1.4%
Caterpillar, Inc.	12,366	4,129,750
Oshkosh Corp.	15,305	1,696,712
Vertiv Holdings Co., Class A	8,271	559,285
		6,385,747
Machinery-Diversified — 1.0%
Dover Corp.	10,572	1,748,397
Ingersoll Rand, Inc.	14,437	1,318,531
Middleby Corp.†	11,243	1,710,735
		4,777,663
Security Description	Shares or Principal Amount	Value

Media — 4.0%
Comcast Corp., Class A	182,333	$ 7,812,969
Fox Corp., Class A	143,803	4,283,891
Walt Disney Co.	44,155	4,926,815
Warner Bros. Discovery, Inc.†	118,439	1,041,079
		18,064,754
Metal Fabricate/Hardware — 0.2%
Timken Co.	11,872	997,129
Mining — 0.5%
Newmont Corp.	63,014	1,969,188
SSR Mining, Inc.	62,627	269,296
		2,238,484
Miscellaneous Manufacturing — 1.3%
3M Co.	54,440	5,015,013
A.O. Smith Corp.	10,323	855,776
		5,870,789
Oil & Gas — 6.1%
APA Corp.	13,719	408,689
Chevron Corp.	46,290	7,036,543
ConocoPhillips	29,348	3,302,824
Coterra Energy, Inc.	25,309	652,466
Devon Energy Corp.	29,777	1,311,974
Exxon Mobil Corp.	85,782	8,965,935
HF Sinclair Corp.	7,808	433,344
Marathon Petroleum Corp.	15,730	2,661,988
Ovintiv, Inc.	24,941	1,232,335
Valero Energy Corp.	12,510	1,769,664
		27,775,762
Packaging & Containers — 1.6%
AptarGroup, Inc.	16,323	2,292,729
Sonoco Products Co.	35,474	2,010,666
Westrock Co.	61,025	2,763,822
		7,067,217
Pharmaceuticals — 7.0%
Bristol-Myers Squibb Co.	106,390	5,399,292
Cardinal Health, Inc.	5,315	595,174
Henry Schein, Inc.†	22,416	1,714,151
Jazz Pharmaceuticals PLC†	36,064	4,288,010
Johnson & Johnson	80,528	12,995,609
McKesson Corp.	1,135	591,800
Merck & Co., Inc.	46,801	5,950,747
Premier, Inc., Class A	20,108	419,453
		31,954,236
Pipelines — 0.4%
ONEOK, Inc.	26,846	2,016,672
REITS — 6.2%
AGNC Investment Corp.#	55,884	534,251
Agree Realty Corp.	59,028	3,243,589
Brixmor Property Group, Inc.	80,017	1,809,184
Healthcare Realty Trust, Inc.	78,440	1,080,903
Highwoods Properties, Inc.	99,364	2,429,450
Kimco Realty Corp.	98,739	1,951,083
Mid-America Apartment Communities, Inc.	36,750	4,618,740
National Storage Affiliates Trust	37,584	1,345,883
Omega Healthcare Investors, Inc.	15,175	472,246
Realty Income Corp.	73,478	3,828,939
SBA Communications Corp.	17,336	3,627,211

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
STAG Industrial, Inc.	78,322	$ 2,908,879
WP Carey, Inc.	9,395	529,220
		28,379,578
Retail — 4.6%
GameStop Corp., Class A#†	69,279	988,611
Genuine Parts Co.	20,889	3,117,892
Macy's, Inc.	24,908	434,396
McDonald's Corp.	19,914	5,820,464
MSC Industrial Direct Co., Inc., Class A	6,853	691,742
Walmart, Inc.	170,982	10,021,255
		21,074,360
Semiconductors — 2.3%
Advanced Micro Devices, Inc.†	2,719	523,489
Applied Materials, Inc.	29,577	5,963,315
Intel Corp.	94,338	4,061,251
		10,548,055
Software — 2.8%
AppLovin Corp., Class A†	16,021	956,774
HashiCorp, Inc., Class A†	19,793	516,004
Oracle Corp.	13,533	1,511,365
Roper Technologies, Inc.	10,042	5,470,179
Salesforce, Inc.†	8,842	2,730,587
Twilio, Inc., Class A†	6,614	394,128
Zoom Video Communications, Inc., Class A†	16,029	1,133,731
		12,712,768
Telecommunications — 1.9%
Cisco Systems, Inc.	168,923	8,170,806
Frontier Communications Parent, Inc.†	17,518	414,826
		8,585,632
Total Long-Term Investment Securities (cost $402,360,891)		453,835,399
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(1)(2) (cost $561,728)	561,728	$ 561,728
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 02/29/2024, to be repurchased 03/01/2024 in the amount of $3,158,597 and collateralized by $3,223,400 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $3,221,637 (cost $3,158,457)	$3,158,457	3,158,457
TOTAL INVESTMENTS (cost $406,081,076)	100.0%	457,555,584
Other assets less liabilities	(0.0)	(123,724)
NET ASSETS	100.0%	$457,431,860
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 29, 2024.
(2)	At February 29, 2024, the Fund had loaned securities with a total value of $1,076,830. This was secured by collateral of $561,728, which was received in cash and subsequently invested in short-term investments currently valued at $561,728 as reported in the Portfolio of Investments. Additional collateral of $522,568 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2024
United States Treasury Bills	0.00%	04/04/2024 to 05/28/2024	$45,581
United States Treasury Notes/Bonds	0.13% to 4.75%	03/31/2024 to 11/15/2053	476,987

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$453,835,399	$—	$—	$453,835,399
Short-Term Investments	561,728	—	—	561,728
Repurchase Agreements	—	3,158,457	—	3,158,457
Total Investments at Value	$454,397,127	$3,158,457	$—	$457,555,584
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Agriculture — 0.3%
Archer-Daniels-Midland Co.	36,002	$ 1,912,066
Airlines — 0.0%
Delta Air Lines, Inc.	7,792	329,368
Auto Parts & Equipment — 0.0%
Aptiv PLC†	3,944	313,509
Banks — 1.3%
Bank of New York Mellon Corp.	19,611	1,099,981
Morgan Stanley	61,485	5,290,169
PNC Financial Services Group, Inc.	8,485	1,248,992
Truist Financial Corp.	17,327	606,099
US Bancorp	32,066	1,345,489
		9,590,730
Beverages — 1.8%
Keurig Dr Pepper, Inc.	153,239	4,583,378
Monster Beverage Corp.†	144,106	8,516,665
		13,100,043
Biotechnology — 2.1%
Amgen, Inc.	17,566	4,810,098
Biogen, Inc.†	1,628	353,260
Moderna, Inc.†	9,557	881,538
Regeneron Pharmaceuticals, Inc.†	4,021	3,884,648
Vertex Pharmaceuticals, Inc.†	12,182	5,125,454
		15,054,998
Chemicals — 2.2%
Air Products and Chemicals, Inc.	7,884	1,845,171
Ecolab, Inc.	7,209	1,620,872
Linde PLC	22,315	10,015,418
Sherwin-Williams Co.	7,383	2,451,378
		15,932,839
Commercial Services — 3.8%
Automatic Data Processing, Inc.	26,723	6,710,947
Cintas Corp.	5,763	3,622,680
CoStar Group, Inc.†	18,264	1,589,516
Gartner, Inc.†	2,629	1,223,957
Moody's Corp.	8,327	3,159,430
PayPal Holdings, Inc.†	34,410	2,076,300
S&P Global, Inc.	18,472	7,913,035
Verisk Analytics, Inc.	6,120	1,480,428
		27,776,293
Computers — 4.7%
Cognizant Technology Solutions Corp., Class A	30,739	2,428,996
EPAM Systems, Inc.†	2,672	813,357
Fortinet, Inc.†	35,882	2,479,805
Hewlett Packard Enterprise Co.	351,260	5,349,690
HP, Inc.	272,538	7,721,001
NetApp, Inc.	85,305	7,602,381
Seagate Technology Holdings PLC	43,280	4,027,204
Western Digital Corp.†	60,710	3,610,424
		34,032,858
Cosmetics/Personal Care — 0.3%
Estee Lauder Cos., Inc., Class A	14,865	2,208,642
Distribution/Wholesale — 0.3%
Copart, Inc.†	35,058	1,863,333
Diversified Financial Services — 9.9%
American Express Co.	39,313	8,626,058
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Ameriprise Financial, Inc.	2,697	$ 1,098,650
BlackRock, Inc.	8,382	6,800,652
Capital One Financial Corp.	7,409	1,019,553
Charles Schwab Corp.	43,986	2,937,385
CME Group, Inc.	20,259	4,464,071
Intercontinental Exchange, Inc.	32,640	4,518,029
Mastercard, Inc., Class A	42,467	20,161,633
Nasdaq, Inc.	3,608	202,770
T. Rowe Price Group, Inc.	1,704	193,148
Visa, Inc., Class A	76,674	21,671,139
		71,693,088
Electric — 1.8%
Consolidated Edison, Inc.	33,854	2,952,407
Eversource Energy	34,054	1,998,970
Exelon Corp.	64,147	2,299,029
Sempra	65,952	4,656,211
WEC Energy Group, Inc.	15,152	1,189,280
		13,095,897
Electrical Components & Equipment — 0.3%
Eaton Corp. PLC	7,787	2,250,443
Emerson Electric Co.	2,560	273,536
		2,523,979
Electronics — 0.9%
Amphenol Corp., Class A	34,550	3,774,242
Keysight Technologies, Inc.†	4,191	646,671
TE Connectivity, Ltd.	14,385	2,065,111
		6,486,024
Environmental Control — 1.0%
Republic Services, Inc.	10,873	1,996,283
Waste Management, Inc.	25,206	5,183,614
		7,179,897
Food — 1.3%
General Mills, Inc.	52,063	3,341,403
Hormel Foods Corp.	5,730	202,384
J.M. Smucker Co.	1,938	232,890
Kellanova	9,675	533,576
Kraft Heinz Co.	135,425	4,777,794
McCormick & Co., Inc.	5,504	379,005
		9,467,052
Healthcare-Products — 3.2%
Boston Scientific Corp.†	59,254	3,923,207
Danaher Corp.	19,962	5,053,181
Edwards Lifesciences Corp.†	18,048	1,531,734
GE HealthCare Technologies, Inc.	3,867	352,980
IDEXX Laboratories, Inc.†	2,442	1,404,712
ResMed, Inc.	1,812	314,780
Stryker Corp.	14,316	4,997,286
Thermo Fisher Scientific, Inc.	10,384	5,920,749
Zimmer Biomet Holdings, Inc.	567	70,512
		23,569,141
Healthcare-Services — 2.1%
Centene Corp.†	30,953	2,427,644
Elevance Health, Inc.	12,206	6,118,257
HCA Healthcare, Inc.	8,650	2,696,205
Humana, Inc.	7,565	2,650,171
Molina Healthcare, Inc.†	3,165	1,246,725
		15,139,002

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders — 0.2%
D.R. Horton, Inc.	8,519	$ 1,273,080
Lennar Corp., Class A	2,534	401,664
		1,674,744
Household Products/Wares — 1.1%
Church & Dwight Co., Inc.	23,877	2,390,565
Kimberly-Clark Corp.	43,391	5,257,688
		7,648,253
Insurance — 4.1%
Aflac, Inc.	4,834	390,297
Aon PLC, Class A	8,666	2,738,369
Arthur J. Gallagher & Co.	12,119	2,956,188
Chubb, Ltd.	34,983	8,804,172
Marsh & McLennan Cos., Inc.	33,283	6,732,152
Progressive Corp.	25,726	4,876,620
Travelers Cos., Inc.	14,385	3,178,510
		29,676,308
Internet — 8.9%
Airbnb, Inc., Class A†	9,191	1,447,307
Alphabet, Inc., Class A†	218,681	30,278,571
Alphabet, Inc., Class C†	46,171	6,453,782
Booking Holdings, Inc.†	2,011	6,975,817
eBay, Inc.	135,703	6,416,038
Etsy, Inc.†	15,572	1,116,357
Expedia Group, Inc.†	6,627	906,706
Netflix, Inc.†	11,080	6,680,354
Palo Alto Networks, Inc.†	13,100	4,068,205
		64,343,137
Iron/Steel — 0.1%
Nucor Corp.	4,682	900,349
Lodging — 0.7%
Hilton Worldwide Holdings, Inc.	23,485	4,798,455
Machinery-Construction & Mining — 0.9%
Caterpillar, Inc.	19,631	6,555,969
Machinery-Diversified — 0.5%
Deere & Co.	10,003	3,651,595
Media — 1.4%
Charter Communications, Inc., Class A†	3,407	1,001,419
Comcast Corp., Class A	200,840	8,605,994
Warner Bros. Discovery, Inc.†	81,320	714,803
		10,322,216
Miscellaneous Manufacturing — 0.6%
Illinois Tool Works, Inc.	16,990	4,453,928
Oil & Gas — 4.0%
Chevron Corp.	90,181	13,708,414
ConocoPhillips	57,137	6,430,198
EOG Resources, Inc.	30,052	3,439,752
Hess Corp.	11,387	1,659,655
Occidental Petroleum Corp.	25,980	1,574,648
Pioneer Natural Resources Co.	4,335	1,019,548
Valero Energy Corp.	7,985	1,129,558
		28,961,773
Oil & Gas Services — 0.2%
Schlumberger NV	26,096	1,261,220
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.1%
Ball Corp.	9,175	$ 587,383
Pharmaceuticals — 3.4%
Dexcom, Inc.†	10,591	1,218,707
Eli Lilly & Co.	22,996	17,331,625
McKesson Corp.	2,813	1,466,726
Zoetis, Inc.	24,078	4,775,390
		24,792,448
Real Estate — 0.0%
CBRE Group, Inc., Class A†	2,665	244,887
REITS — 1.8%
American Tower Corp.	14,097	2,803,329
Crown Castle, Inc.	4,252	467,465
Digital Realty Trust, Inc.	813	119,357
Equinix, Inc.	3,526	3,133,979
Prologis, Inc.	39,632	5,281,757
Public Storage	4,247	1,205,596
Welltower, Inc.	4,837	445,778
		13,457,261
Retail — 6.7%
AutoZone, Inc.†	575	1,728,462
Chipotle Mexican Grill, Inc.†	521	1,400,849
Darden Restaurants, Inc.	2,637	450,162
Dollar General Corp.	17,431	2,532,899
Dollar Tree, Inc.†	15,809	2,318,864
Home Depot, Inc.	37,609	14,314,362
Lowe's Cos., Inc.	23,124	5,565,253
Lululemon Athletica, Inc.†	3,027	1,413,881
O'Reilly Automotive, Inc.†	3,453	3,754,861
Ross Stores, Inc.	5,341	795,595
Target Corp.	33,493	5,121,750
TJX Cos., Inc.	62,963	6,242,152
Ulta Beauty, Inc.†	1,111	609,450
Walgreens Boots Alliance, Inc.	72,090	1,532,633
Yum! Brands, Inc.	5,830	806,989
		48,588,162
Semiconductors — 12.3%
Advanced Micro Devices, Inc.†	37,724	7,263,002
Analog Devices, Inc.	11,990	2,299,922
Applied Materials, Inc.	30,334	6,115,941
Broadcom, Inc.	11,173	14,530,375
Intel Corp.	63,581	2,737,162
KLA Corp.	3,069	2,093,978
Lam Research Corp.	4,303	4,037,290
Micron Technology, Inc.	27,531	2,494,584
NVIDIA Corp.	48,455	38,333,719
QUALCOMM, Inc.	30,058	4,742,852
Texas Instruments, Inc.	27,925	4,672,690
		89,321,515
Software — 10.3%
Adobe, Inc.†	15,808	8,856,906
Akamai Technologies, Inc.†	5,141	570,240
ANSYS, Inc.†	3,421	1,143,196
Autodesk, Inc.†	11,872	3,064,994
Cadence Design Systems, Inc.†	19,243	5,857,184
Electronic Arts, Inc.	12,425	1,733,039
Fair Isaac Corp.†	602	764,486
Fidelity National Information Services, Inc.	15,811	1,093,963
Fiserv, Inc.†	19,666	2,935,544
Intuit, Inc.	15,345	10,172,047

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 29, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
MSCI, Inc.	1,052	$ 590,140
Paychex, Inc.	32,708	4,010,655
Roper Technologies, Inc.	10,077	5,489,244
Salesforce, Inc.†	39,360	12,155,155
ServiceNow, Inc.†	12,933	9,975,740
Synopsys, Inc.†	9,160	5,255,367
Take-Two Interactive Software, Inc.†	5,219	766,828
Tyler Technologies, Inc.†	1,068	466,866
		74,901,594
Telecommunications — 2.8%
Arista Networks, Inc.†	7,492	2,079,330
AT&T, Inc.	209,902	3,553,641
Cisco Systems, Inc.	189,632	9,172,500
Corning, Inc.	6,565	211,655
Motorola Solutions, Inc.	2,033	671,683
Verizon Communications, Inc.	114,725	4,591,294
		20,280,103
Transportation — 0.8%
CSX Corp.	78,356	2,972,827
Expeditors International of Washington, Inc.	5,539	662,464
Old Dominion Freight Line, Inc.	4,276	1,892,044
		5,527,335
Total Long-Term Investment Securities (cost $491,026,277)		713,217,394
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
U.S. Government — 0.5%
United States Treasury Bills
5.27%, 03/12/2024 to 04/02/2024(1) (cost $3,389,308)	$ 3,400,000	$ 3,389,249
REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 02/29/2024, to be repurchased 03/01/2024 in the amount of $11,523,044 and collateralized by $11,759,500 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $11,753,069 (cost $11,522,532)	11,522,532	11,522,532
TOTAL INVESTMENTS (cost $505,938,117)	100.3%	728,129,175
Other assets less liabilities	(0.3)	(1,817,875)
NET ASSETS	100.0%	$726,311,300
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
58	Long	S&P 500 E-Mini Index	March 2024	$14,389,231	$14,800,875	$411,644
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$713,217,394	$—	$—	$713,217,394
Short-Term Investments	—	3,389,249	—	3,389,249
Repurchase Agreements	—	11,522,532	—	11,522,532
Total Investments at Value	$713,217,394	$14,911,781	$—	$728,129,175
Other Financial Instruments:†
Futures Contracts	$411,644	$—	$—	$411,644
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — February 29, 2024 — (unaudited)

Note 1 — Security Valuation
    In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)
Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of February 29, 2024, is reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are

NOTES TO PORTFOLIO OF INVESTMENTS — February 29, 2024 — (unaudited) — (continued)

generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.
    The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
Note 2 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

NOTES TO PORTFOLIO OF INVESTMENTS — February 29, 2024 — (unaudited) — (continued)

    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest

NOTES TO PORTFOLIO OF INVESTMENTS — February 29, 2024 — (unaudited) — (continued)

rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
    Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.
    The following table represents the Fund's objectives for using derivative instruments for the period ended February 29, 2024:
	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Inflation Swap Contracts	Credit Default Swap Contracts
Asset Allocation	1	-	-	-	-
Dynamic Allocation	1	-	1	-	-
Emerging Economies	1	-	-	-	-
Global Strategy	1, 2	3	-	-	4, 5
Growth	1	-	-	-	-
High Yield Bond	-	3	-	-	-
Inflation Protected	1, 2	3	-	6	-
International Equities Index	1	-	-	-	-
International Socially Responsible	1	-	-	-	-
Mid Cap Index	1	-	-	-	-
Nasdaq-100® Index	1	-	-	-	-
Small Cap Index	1	-	-	-	-
Small Cap Value	1	-	-	-	-
Stock Index	1	-	-	-	-
U.S. Socially Responsible	1	-	-	-	-

(1)	To manage exposures in certain securities markets.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage foreign currency exchange rate risk.
(4)	To manage credit risk.
(5)	To manage against or gain exposure to certain securities and/or sectors.
(6)	To manage inflation risk and the duration of the portfolio.
Note 3 — Transactions with Affiliates
As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended February 29, 2024, transactions in these securities were as follows:
Aggressive Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 29, 2024
VALIC Company I
Core Bond Fund	$—	$—	$170,266,219	$12,581,661	$60,979,392	$(12,666,379)	$15,659,392	$124,861,501
Emerging Economies Fund	—	—	—	6,505,586	—	—	470,811	6,976,397
International Equities Index Fund	—	—	110,291,478	12,175,870	5,261,305	947,061	13,431,862	131,584,966

NOTES TO PORTFOLIO OF INVESTMENTS — February 29, 2024 — (unaudited) — (continued)

Aggressive Growth Lifestyle Fund — (continued)
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 29, 2024
Large Capital Growth Fund	$—	$—	29,111,623	$—	$30,855,343	$(1,044,044)	$2,787,764	$—
Small Cap Growth Fund	—	—	31,538,743	12,474,064	10,786,645	46,008	8,209,179	41,481,349
Small Cap Value Fund	—	—	30,759,881	10,600,123	9,970,573	(581,780)	7,899,154	38,706,805
Stock Index Fund	—	—	166,722,826	18,504,813	21,563,011	418,850	36,848,682	200,932,160
Systematic Growth Fund	—	—	36,949,756	41,589,123	14,102,961	175,892	14,962,059	79,573,869
Systematic Value Fund	—	—	49,322,459	10,827,583	6,521,680	(1,415,705)	11,043,075	63,255,732
	$—	$—	$624,962,985	$125,258,823	$160,040,910	$(14,120,097)	$111,311,978	$687,372,779

†	Includes reinvestment of distributions paid.
Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 29, 2024
VALIC Company I
Core Bond Fund	$—	$—	$204,003,207	$6,185,073	$40,882,529	$(6,856,870)	$11,081,478	$173,530,359
Emerging Economies Fund	—	—	—	2,923,226	—	—	212,882	3,136,108
International Equities Index Fund	—	—	23,613,099	3,503,811	2,832,455	547,866	2,555,363	27,387,684
Large Capital Growth Fund	—	—	6,251,657	—	6,625,161	222,354	151,150	—
Small Cap Growth Fund	—	—	6,071,559	4,943,796	4,104,739	103,092	1,888,222	8,901,930
Small Cap Value Fund	—	—	5,928,513	4,401,346	3,855,261	(226,717)	1,927,566	8,175,447
Stock Index Fund	—	—	35,384,818	8,245,341	8,089,344	755,583	7,155,405	43,451,803
Systematic Growth Fund	—	—	10,547,151	11,648,411	5,671,519	206,904	3,514,746	20,245,693
Systematic Value Fund	—	—	9,688,725	4,672,108	2,925,643	(100,043)	2,154,196	13,489,343
	$—	$—	$301,488,729	$46,523,112	$74,986,651	$(5,347,831)	$30,641,008	$298,318,367

†	Includes reinvestment of distributions paid.
Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 29, 2024
VALIC Company I
Capital Appreciation Fund	$—	$—	$5,372,628	$359,656	$1,845,718	$191,268	$1,273,287	$5,351,121
Core Bond Fund	—	—	19,799,704	2,198,939	5,061,035	(738,918)	1,226,916	17,425,606
Dividend Value Fund	—	—	8,870,602	636,869	2,300,931	186,850	1,108,847	8,502,237
Emerging Economies Fund	—	—	766,449	56,471	204,292	(56,489)	147,884	710,023
Global Real Estate Fund	—	—	1,554,739	480,317	466,057	(89,138)	203,304	1,683,165
Government Securities Fund	—	—	6,933,528	486,517	1,759,281	(282,210)	311,154	5,689,708
Growth Fund	—	—	5,522,036	359,657	1,945,719	(1,191,236)	2,638,173	5,382,911
High Yield Bond Fund	—	—	1,247,154	86,878	317,372	(27,548)	131,466	1,120,578
Inflation Protected Fund	—	—	2,297,092	156,178	657,915	(103,993)	117,578	1,808,940
International Equities Index Fund	—	—	2,703,664	186,787	670,349	100,267	207,714	2,528,083
International Government Bond Fund	—	—	614,859	43,440	158,686	(25,814)	40,652	514,451
International Growth Fund	—	—	2,871,720	182,444	658,480	6,502	173,809	2,575,995
International Opportunities Fund	—	—	412,654	26,063	91,212	(62,094)	111,850	397,261
International Socially Responsible Fund	—	—	1,988,879	143,348	521,663	(92,580)	321,792	1,839,776
International Value Fund	—	—	4,397,926	308,417	1,112,669	73,304	531,224	4,198,202
Large Capital Growth Fund	—	—	5,776,527	402,210	1,455,032	241,277	801,323	5,766,305
Mid Cap Index Fund	—	—	1,532,966	108,597	396,714	42,797	258,512	1,546,158
Mid Cap Strategic Growth Fund	—	—	1,585,196	108,598	396,714	(232,576)	578,344	1,642,848
Mid Cap Value Fund	—	—	1,806,998	130,317	466,057	34,251	321,848	1,827,357
Small Cap Growth Fund	—	—	521,943	460,815	216,160	(140,452)	282,655	908,801
Small Cap Index Fund	—	—	630,919	43,439	158,686	(2,485)	111,275	624,462
Small Cap Special Values Fund	—	—	976,710	69,502	249,897	(25,592)	238,460	1,009,183
Small Cap Value Fund	—	—	306,725	21,720	79,343	2,479	53,664	305,245
Stock Index Fund	—	—	12,548,207	868,779	3,143,715	638,805	1,979,728	12,891,804
Systematic Core Fund	—	—	9,150,466	634,210	2,292,812	178,292	1,784,002	9,454,158
Systematic Growth Fund	—	—	3,873,335	258,862	1,183,369	(310,805)	1,336,367	3,974,390

NOTES TO PORTFOLIO OF INVESTMENTS — February 29, 2024 — (unaudited) — (continued)

Dynamic Allocation Fund — (continued)
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 29, 2024
Systematic Value Fund	$—	$—	12,203,573	$884,470	$3,197,440	$32,747	$2,004,453	$11,927,803
U.S. Socially Responsible Fund	—	—	7,573,037	534,301	1,929,835	(932,736)	2,548,005	7,792,772
	$—	$—	$123,840,236	$10,237,801	$32,937,153	$(2,585,827)	$20,844,286	$119,399,343

†	Includes reinvestment of distributions paid.
Moderate Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 29, 2024
VALIC Company I
Core Bond Fund	$—	$—	$465,074,965	$22,043,557	$111,020,181	$(23,834,185)	$33,278,212	$385,542,368
Emerging Economies Fund	—	—	—	9,888,344	—	—	716,447	10,604,791
International Equities Index Fund	—	—	124,666,481	14,655,852	12,494,359	2,468,913	13,731,679	143,028,566
Large Capital Growth Fund	—	—	33,761,516	—	35,776,452	(1,107,723)	3,122,659	—
Small Cap Growth Fund	—	—	34,555,699	17,439,597	15,134,082	(76,555)	9,690,588	46,475,247
Small Cap Value Fund	—	—	33,714,154	15,386,844	14,850,588	(887,596)	9,342,467	42,705,281
Stock Index Fund	—	—	189,555,753	28,289,351	34,554,929	(3,622,651)	46,050,914	225,718,438
Systematic Growth Fund	—	—	44,778,820	51,081,798	20,228,011	321,143	17,148,666	93,102,416
Systematic Value Fund	—	—	53,204,496	16,302,264	10,666,981	(1,393,513)	11,998,610	69,444,877
	$—	$—	$979,311,884	$175,087,607	$254,725,583	$(28,132,167)	$145,080,242	$1,016,621,984

†	Includes reinvestment of distributions paid.
Stock Index Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 29, 2024
American International Group, Inc.	$113,858	$—	$5,697,663	$—	$374,582	$168,272	$1,920,029	$7,411,382
ADDITIONAL INFORMATION
    Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.